UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund:	BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2022

Date of reporting period: 03/31/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Bond Fund, Inc.

•	BlackRock Total Return Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of March 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. The corporate bond market also faced inflationary headwinds, although the improving economy assuaged credit concerns and high-yield corporate bonds consequently declined less than investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. Sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	5.92%	15.65%

U.S. small cap equities (Russell 2000® Index)	(5.55)	(5.79)

International equities (MSCI Europe, Australasia, Far East Index)	(3.38)	1.16

Emerging market equities (MSCI Emerging Markets Index)	(8.20)	(11.37)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.07

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.04)	(3.31)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(5.92)	(4.15)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.55)	(4.47)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.16)	(0.66)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2022	BlackRock Total Return Fund

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2022, all of the Fund’s share classes underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. The Fund invests all of its assets in Master Total Return Portfolio (the “Master Portfolio”).

What factors influenced performance?

Positive contributions to relative performance were led by active positioning in the Master Portfolio with respect to duration and corresponding interest rate sensitivity as U.S. treasury yields moved higher over the first quarter of 2022. Absolute return strategies and macro strategies also contributed to performance over the period.

Exposure to credit-sensitive sectors weighed on the Master Portfolio’s performance relative to the benchmark over the period, most notably Asian corporate credit, U.S. high yield corporate credit and emerging market debt.

The Master Portfolio held a 10.2% cash position at period end. The investment adviser believed that U.S. Treasury securities were unattractive from a risk/reward perspective, which led the Master Portfolio to remain underweight duration versus the benchmark while also holding an elevated cash position. The Master Portfolio’s cash position did not have a material impact on performance during the period.

Describe recent portfolio activity.

Over the reporting period the Master Portfolio shifted toward a much more defensive posture, trimming exposure to securities lower in the capital structure, most notably U.S. high yield and emerging market debt, while increasing its cash position and exposure to high-quality assets, including U.S. investment grade credit, agency mortgage-backed securities (“MBS”) and municipal bonds.

Describe portfolio positioning at period end.

At period end, the Master Portfolio held a defensive posture, including an elevated cash position, a smaller allocation to below-investment grade credit including U.S. high yield and emerging market debt, and overweight allocations to U.S. investment grade corporates, agency MBS, high-quality short-duration securitized assets, and municipal bonds. The Master Portfolio’s stance was based on the view that markets are likely to remain volatile over the coming months given the uncertainties around the Russia-Ukraine conflict, Fed tightening and elevated inflation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2022 (continued)	BlackRock Total Return Fund

Performance

				Average Annual Total Returns(a)(b)
				1 Year		5 Years		10 Years
			6-Month	Without	With	Without	With	Without	With
	Standardized	Unsubsidized	Total	Sales	Sales	Sales	Sales	Sales	Sales
	30 Day Yields	30 Day Yields	Returns	Charge	Charge	Charge	Charge	Charge	Charge

Institutional	2.13%	2.11%	(6.54)%	(4.57)%	N/A	2.56%	N/A	3.30%	N/A
Service	1.82	1.78	(6.68)	(4.87)	N/A	2.25	N/A	3.02	N/A
Investor A	1.75	1.75	(6.68)	(4.86)	(8.67)%	2.23	1.40%	2.96	2.54%
Investor A1	1.98	1.88	(6.61)	(4.73)	N/A	2.41	N/A	3.15	N/A
Investor C	1.13	1.11	(7.01)	(5.53)	(6.46)	1.55	1.55	2.43	2.43
Class K	2.21	2.20	(6.59)	(4.60)	N/A	2.63	N/A	3.37	N/A
Class R	1.54	1.51	(6.81)	(5.14)	N/A	1.96	N/A	2.70	N/A

Bloomberg U.S. Aggregate Bond Index(c)	—	—	(5.92)	(4.15)	N/A	2.14	N/A	2.24	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

(c)	A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2022 (continued)	BlackRock Total Return Fund

Expense Example

	Actual			Hypothetical 5% Return

	Beginning	Ending	Expenses	Beginning	Ending	Expenses		Annualized
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During		Expense
	(10/01/21)	(03/31/22)	the Period	(10/01/21)	(03/31/22)	the Period	(a)	Ratio
Institutional	$ 1,000.00	$ 933.80	$ 2.18	$ 1,000.00	$ 1,022.67	$ 2.28		0.45%
Service	1,000.00	933.20	3.68	1,000.00	1,021.13	3.84		0.76
Investor A	1,000.00	933.20	3.63	1,000.00	1,021.17	3.80		0.75
Investor A1	1,000.00	933.90	2.91	1,000.00	1,021.93	3.04		0.60
Investor C	1,000.00	920.60	6.92	1,000.00	1,007.51	7.24		1.45
Class K	1,000.00	934.10	1.83	1,000.00	1,023.03	1.92		0.38
Class R	1,000.00	931.90	5.02	1,000.00	1,019.73	5.25		1.04

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

See “Disclosure of Expenses” for further information on how expenses were calculated.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. These shares are only available for dividend and capital gain reinvestment by existing shareholders and for purchase by certain eligible employer-sponsored retirement plans. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	7

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

March 31, 2022

BlackRock Total Return Fund

ASSETS
Investments at value — Master Portfolio	$20,011,851,382
Receivables:
Capital shares sold	72,238,537
From the Manager	120,317
Withdrawals from the Master Portfolio	27,688,529
Prepaid expenses	272,893

Total assets	20,112,171,658

LIABILITIES
Payables:
Capital shares redeemed	99,927,066
Income dividend distributions	4,042,987
Investment advisory fees	4,956,788
Officer’s fees	24,805
Other accrued expenses	3,526,985
Other affiliate fees	34,723
Service and distribution fees	467,018

Total liabilities	112,980,372

NET ASSETS	$19,999,191,286

NET ASSETS CONSIST OF
Paid-in capital	$21,520,693,444
Accumulated loss	(1,521,502,158)

NET ASSETS	$19,999,191,286

F I N A N C I A L S T A T E M E N T S	9

Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2022

BlackRock Total Return Fund

NET ASSET VALUE
Institutional
Net assets	$10,610,909,277

Shares outstanding	963,288,291

Net asset value	$11.02

Shares authorized	1.6 billion

Par value	$0.10

Service
Net assets	$53,772,308

Shares outstanding	4,880,574

Net asset value	$11.02

Shares authorized	50 million

Par value	$0.10

Investor A
Net assets	$1,605,615,347

Shares outstanding	145,703,600

Net asset value	$11.02

Shares authorized	450 million

Par value	$0.10

Investor A1
Net assets	$23,338,464

Shares outstanding	2,119,619

Net asset value	$11.01

Shares authorized	50 million

Par value	$0.10

Investor C
Net assets	$79,002,448

Shares outstanding	7,174,880

Net asset value	$11.01

Shares authorized	100 million

Par value	$0.10

Class K
Net assets	$7,545,947,631

Shares outstanding	685,100,420

Net asset value	$11.01

Shares authorized	1 billion

Par value	$0.10

Class R
Net assets	$80,605,811

Shares outstanding	7,313,399

Net asset value	$11.02

Shares authorized	250 million

Par value	$0.10

See notes to financial statements.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended March 31, 2022

BlackRock Total Return Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$621,964
Dividends — affiliated	628,731
Interest — unaffiliated	221,560,528
Securities lending income — affiliated — net	180,216
Foreign taxes withheld	(224,327)
Expenses	(7,038,968)
Fees waived	500,706

Total investment income	216,228,850

FUND EXPENSES
Investment advisory	30,302,150
Transfer agent — class specific	6,851,478
Service and distribution — class specific	2,936,692
Proxy	2,646,888
Registration	887,707
Professional	113,747
Officer	5,687
Accounting services	3,491
Miscellaneous	86,777

Total expenses	43,834,617
Less:
Transfer agent fees waived and/or reimbursed — class specific	(1,254,744)

Total expenses after fees waived and/or reimbursed	42,579,873

Net investment income	173,648,977

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized loss from investments, foreign currency transactions, forward foreign currency exchange contracts, futures contracts, options written and swaps	(320,704,642)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts, futures contracts, options written, swaps, short sales, unfunded floating rate loan interests, and unfunded SPAC PIPE commitments	(1,249,994,732)

Total net realized and unrealized loss	(1,570,699,374)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,397,050,397)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	BlackRock Total Return Fund

	Six Months Ended 03/31/22 (unaudited)	Year Ended 09/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$173,648,977	$369,092,875
Net realized gain (loss)	(320,704,642)	145,657,786
Net change in unrealized appreciation (depreciation)	(1,249,994,732)	(280,177,778)

Net increase (decrease) in net assets resulting from operations	(1,397,050,397)	234,572,883

DISTRIBUTIONS TO SHAREHOLDERS
Institutional	(157,582,236)	(548,172,960)
Service	(699,270)	(2,984,612)
Investor A	(22,659,016)	(123,065,737)
Investor A1	(307,857)	(1,369,181)
Investor C	(850,385)	(6,320,169)
Class K	(115,467,072)	(438,946,612)
Class R	(950,483)	(4,575,210)

Decrease in net assets resulting from distributions to shareholders	(298,516,319)	(1,125,434,481)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,220,545,285	2,351,539,765

NET ASSETS
Total increase (decrease) in net assets	(475,021,431)	1,460,678,167
Beginning of period	20,474,212,717	19,013,534,550

End of period	$19,999,191,286	$20,474,212,717

See notes to financial statements.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Return Fund

	Institutional
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$11.96		$12.53		$11.95		$11.21		$11.77		$11.96

Net investment income(a)	0.10		0.23		0.28		0.38		0.38		0.34
Net realized and unrealized gain (loss)		(0.87)	(0.07)		0.60		0.75		(0.56)		(0.18)

Net increase (decrease) from investment operations		(0.77)	0.16		0.88		1.13		(0.18)		0.16

Distributions(b)
From net investment income		(0.11)	(0.24)		(0.30)		(0.39)		(0.38)		(0.35)
From net realized gain		(0.06)	(0.49)		—		—		—		—

Total distributions		(0.17)	(0.73)		(0.30)		(0.39)		(0.38)		(0.35)

Net asset value, end of period	$11.02		$11.96		$12.53		$11.95		$11.21		$11.77

Total Return(c)
Based on net asset value	(6.54	)%(d)	1.25%		7.51	%(e)	10.23%		(1.55	)%(e)	1.43%

Ratios to Average Net Assets(f)(g)
Total expenses	0.47	%(h)(i)	0.47	%(i)	0.47	%(j)	0.47	%(j)	0.75	%(i)	0.74	%(i)

Total expenses after fees waived and/or reimbursed	0.45	%(h)(i)	0.45	%(i)	0.44	%(j)	0.44	%(j)	0.71	%(i)	0.69	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.45	%(h)(i)	0.45	%(i)	0.44	%(j)	0.44	%(j)	0.45	%(i)	0.45	%(i)

Net investment income	1.67	%(h)(i)	1.88	%(i)	2.32	%(j)	3.33	%(j)	3.31	%(i)	2.93	%(i)

Supplemental Data
Net assets, end of period (000)	$10,610,909		$9,915,659		$9,067,527		$6,535,538		$5,402,121		$4,621,641

Portfolio turnover rate of the Master Portfolio(k)		171%	459%		556%		574%		734%		806%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/22 (unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	26%	161%	274%	241%	350%	540%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Service
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$11.96		$12.54		$11.95		$11.22		$11.77		$11.96

Net investment income(a)	0.08		0.19		0.26		0.35		0.34		0.31
Net realized and unrealized gain (loss)		(0.87)	(0.08)		0.60		0.73		(0.54)		(0.18)

Net increase (decrease) from investment operations		(0.79)	0.11		0.86		1.08		(0.20)		0.13

Distributions(b)
From net investment income		(0.09)	(0.20)		(0.27)		(0.35)		(0.35)		(0.32)
From net realized gain		(0.06)	(0.49)		—		—		—		—

Total distributions		(0.15)	(0.69)		(0.27)		(0.35)		(0.35)		(0.32)

Net asset value, end of period	$11.02		$11.96		$12.54		$11.95		$11.22		$11.77

Total Return(c)
Based on net asset value	(6.68	)%(d)	0.86%		7.28	%(e)	9.80%		(1.76	)%(e)	1.13%

Ratios to Average Net Assets(f)(g)
Total expenses	0.80	%(h)(i)	0.80	%(i)	0.74	%(j)	0.74	%(j)	1.03	%(i)	1.02	%(i)

Total expenses after fees waived and/or reimbursed	0.76	%(h)(i)	0.76	%(i)	0.74	%(j)	0.74	%(j)	1.03	%(i)	1.00	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.76	%(h)(i)	0.76	%(i)	0.74	%(j)	0.74	%(j)	0.75	%(i)	0.75	%(i)

Net investment income	1.37	%(h)(i)	1.57	%(i)	2.15	%(j)	3.04	%(j)	3.01	%(i)	2.62	%(i)

Supplemental Data
Net assets, end of period (000)	$53,772		$55,378		$57,849		$120,243		$117,278		$125,903

Portfolio turnover rate of the Master Portfolio(k)		171%	459%		556%		574%		734%		806%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/22 (unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	26%	161%	274%	241%	350%	540%

See notes to financial statements.

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$11.96		$12.54		$11.96		$11.22		$11.78		$11.96

Net investment income(a)	0.08		0.19		0.25		0.34		0.34		0.30
Net realized and unrealized gain (loss)		(0.87)	(0.08)		0.60		0.75		(0.56)		(0.16)

Net increase (decrease) from investment operations		(0.79)	0.11		0.85		1.09		(0.22)		0.14

Distributions(b)
From net investment income		(0.09)	(0.20)		(0.27)		(0.35)		(0.34)		(0.32)
From net realized gain		(0.06)	(0.49)		—		—		—		—

Total distributions		(0.15)	(0.69)		(0.27)		(0.35)		(0.34)		(0.32)

Net asset value, end of period	$11.02		$11.96		$12.54		$11.96		$11.22		$11.78

Total Return(c)
Based on net asset value	(6.68	)%(d)	0.87%		7.16	%(e)	9.85%		(1.88	)%(e)	1.18%

Ratios to Average Net Assets(f)(g)
Total expenses	0.75	%(h)(i)	0.74	%(i)	0.76	%(j)	0.79	%(j)	1.08	%(i)	1.04	%(i)

Total expenses after fees waived and/or reimbursed	0.75	%(h)(i)	0.74	%(i)	0.76	%(j)	0.78	%(j)	1.07	%(i)	1.03	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.75	%(h)(i)	0.74	%(i)	0.76	%(j)	0.78	%(j)	0.79	%(i)	0.79	%(i)

Net investment income	1.37	%(h)(i)	1.58	%(i)	2.02	%(j)	3.00	%(j)	2.97	%(i)	2.58	%(i)

Supplemental Data
Net assets, end of period (000)	$1,605,615		$1,822,670		$2,147,025		$1,840,587		$1,729,459		$2,033,975

Portfolio turnover rate of the Master Portfolio(k)		171%	459%		556%		574%		734%		806%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/22 (unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	26%	161%	274%	241%	350%	540%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A1
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$11.95		$12.53		$11.95		$11.21		$11.77		$11.95

Net investment income(a)	0.09		0.21		0.27		0.37		0.36		0.32
Net realized and unrealized gain (loss)		(0.87)	(0.08)		0.60		0.74		(0.56)		(0.16)

Net increase (decrease) from investment operations		(0.78)	0.13		0.87		1.11		(0.20)		0.16

Distributions(b)
From net investment income		(0.10)	(0.22)		(0.29)		(0.37)		(0.36)		(0.34)
From net realized gain		(0.06)	(0.49)		—		—		—		—

Total distributions		(0.16)	(0.71)		(0.29)		(0.37)		(0.36)		(0.34)

Net asset value, end of period	$11.01		$11.95		$12.53		$11.95		$11.21		$11.77

Total Return(c)
Based on net asset value	(6.61	)%(d)	1.02%		7.35	%(e)	10.06%		(1.69	)%(e)	1.37%

Ratios to Average Net Assets(f)(g)
Total expenses	0.70	%(h)(i)	0.68	%(i)	0.61	%(j)	0.63	%(i)	0.92	%(i)	0.86	%(i)

Total expenses after fees waived and/or reimbursed	0.60	%(h)(i)	0.60	%(i)	0.59	%(j)	0.59	%(i)	0.88	%(i)	0.84	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.60	%(h)(i)	0.60	%(i)	0.59	%(j)	0.59	%(i)	0.60	%(i)	0.60	%(i)

Net investment income	1.53	%(h)(i)	1.73	%(i)	2.22	%(j)	3.20	%(i)	3.17	%(i)	2.77	%(i)

Supplemental Data
Net assets, end of period (000)	$23,338		$21,957		$24,443		$28,769		$28,072		$31,705

Portfolio turnover rate of the Master Portfolio(k)		171%	459%		556%		574%		734%		806%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/22 (unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	26%	161%	274%	241%	350%	540%

See notes to financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$11.95		$12.53		$11.95		$11.21		$11.77		$11.95

Net investment income(a)	0.04		0.11		0.16		0.27		0.27		0.22
Net realized and unrealized gain (loss)		(0.87)	(0.08)		0.60		0.74		(0.56)		(0.16)

Net increase (decrease) from investment operations		(0.83)	0.03		0.76		1.01		(0.29)		0.06

Distributions(b)
From net investment income		(0.05)	(0.12)		(0.18)		(0.27)		(0.27)		(0.24)
From net realized gain		(0.06)	(0.49)		—		—		—		—

Total distributions		(0.11)	(0.61)		(0.18)		(0.27)		(0.27)		(0.24)

Net asset value, end of period	$11.01		$11.95		$12.53		$11.95		$11.21		$11.77

Total Return(c)
Based on net asset value	(7.01	)%(d)	0.16%		6.44	%(e)	9.14%		(2.53	)%(e)	0.52%

Ratios to Average Net Assets(f)(g)
Total expenses	1.48	%(h)(i)	1.47	%(i)	1.49	%(j)	1.51	%(j)	1.82	%(i)	1.76	%(i)

Total expenses after fees waived and/or reimbursed	1.45	%(h)(i)	1.45	%(i)	1.44	%(j)	1.44	%(j)	1.74	%(i)	1.68	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.45	%(h)(i)	1.45	%(i)	1.44	%(j)	1.44	%(j)	1.45	%(i)	1.45	%(i)

Net investment income	0.67	%(h)(i)	0.89	%(i)	1.36	%(j)	2.35	%(j)	2.32	%(i)	1.90	%(i)

Supplemental Data
Net assets, end of period (000)	$79,002		$100,462		$140,034		$209,532		$235,682		$339,329

Portfolio turnover rate of the Master Portfolio(k)		171%	459%		556%		574%		734%		806%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/22 (unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	26%	161%	274%	241%	350%	540%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class K
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$11.96		$12.53		$11.95		$11.21		$11.77		$11.95

Net investment income(a)	0.10		0.24		0.29		0.39		0.39		0.35
Net realized and unrealized gain (loss)		(0.88)	(0.07)		0.60		0.74		(0.56)		(0.17)

Net increase (decrease) from investment operations		(0.78)	0.17		0.89		1.13		(0.17)		0.18

Distributions(b)
From net investment income		(0.11)	(0.25)		(0.31)		(0.39)		(0.39)		(0.36)
From net realized gain		(0.06)	(0.49)		—		—		—		—

Total distributions		(0.17)	(0.74)		(0.31)		(0.39)		(0.39)		(0.36)

Net asset value, end of period	$11.01		$11.96		$12.53		$11.95		$11.21		$11.77

Total Return(c)
Based on net asset value	(6.59	)%(d)	1.32%		7.59	%(e)	10.30%		(1.49	)%(e)	1.59%

Ratios to Average Net Assets(f)(g)
Total expenses	0.38	%(h)(i)	0.38	%(i)	0.37	%(j)	0.37	%(j)	0.64	%(i)	0.64	%(i)

Total expenses after fees waived and/or reimbursed	0.38	%(h)(i)	0.38	%(i)	0.37	%(j)	0.37	%(j)	0.64	%(i)	0.63	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.38	%(h)(i)	0.38	%(i)	0.37	%(j)	0.37	%(j)	0.38	%(i)	0.39	%(i)

Net investment income	1.75	%(h)(i)	1.94	%(i)	2.41	%(j)	3.40	%(j)	3.36	%(i)	3.00	%(i)

Supplemental Data
Net assets, end of period (000)	$7,545,948		$8,472,180		$7,491,107		$6,015,062		$4,726,240		$3,751,146

Portfolio turnover rate of the Master Portfolio(k)		171%	459%		556%		574%		734%		806%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/22 (unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	26%	161%	274%	241%	350%	540%

See notes to financial statements.

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class R
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021		2020		2019		2018		2017

Net asset value, beginning of period	$11.96		$12.54		$11.96		$11.22		$11.78		$11.96

Net investment income(a)	0.06		0.16		0.22		0.32		0.31		0.28
Net realized and unrealized gain (loss)		(0.87)	(0.08)		0.59		0.74		(0.56)		(0.17)

Net increase (decrease) from investment operations		(0.81)	0.08		0.81		1.06		(0.25)		0.11

Distributions(b)
From net investment income		(0.07)	(0.17)		(0.23)		(0.32)		(0.31)		(0.29)
From net realized gain		(0.06)	(0.49)		—		—		—		—

Total distributions		(0.13)	(0.66)		(0.23)		(0.32)		(0.31)		(0.29)

Net asset value, end of period	$11.02		$11.96		$12.54		$11.96		$11.22		$11.78

Total Return(c)
Based on net asset value	(6.81	)%(d)	0.57%		6.88	%(e)	9.58%		(2.12	)%(e)	0.93%

Ratios to Average Net Assets(f)(g)
Total expenses	1.06	%(h)(i)	1.05	%(i)	1.04	%(j)	1.07	%(i)	1.37	%(i)	1.34	%(i)

Total expenses after fees waived and/or reimbursed	1.04	%(h)(i)	1.04	%(i)	1.03	%(j)	1.03	%(i)	1.31	%(i)	1.29	%(i)

Total expenses after fees waived and/or reimbursed and excluding interest expense	1.04	%(h)(i)	1.04	%(i)	1.03	%(j)	1.03	%(i)	1.04	%(i)	1.04	%(i)

Net investment income	1.08	%(h)(i)	1.29	%(i)	1.80	%(j)	2.76	%(i)	2.72	%(i)	2.36	%(i)

Supplemental Data
Net assets, end of period (000)	$80,606		$85,906		$85,550		$142,718		$156,009		$160,166

Portfolio turnover rate of the Master Portfolio(k)		171%	459%		556%		574%		734%		806%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(j)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.01%.
(k)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/22 (unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	26%	161%	274%	241%	350%	540%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Bond Fund, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Corporation is organized as a Maryland corporation. BlackRock Total Return Fund (the “Fund”) is a series of the Corporation. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC, an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master Bond LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At March 31, 2022, the percentage of the Master Portfolio owned by the Fund was 94.7%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Class R Shares are sold only to certain employer-sponsored retirement plans. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

The Board of Directors of the Corporation and Board of Directors of the Master Bond LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes	(d)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans, or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year of after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-ended non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Corporation’s Board, the directors who are not “interested persons” of the Corporation, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fees(a)
First $250 million	0.32%
$250 million — $500 million	0.31
$500 million — $750 million	0.30
Greater than $750 million	0.29

(a)

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million - $500 million), 0.38% ($500 million - $750 million) and 0.34% (greater than $750 million).

With respect to the Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, act as sub-advisers, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

Share Class	Service Fees	Distribution Fees
Service	0.25%	N/A
Investor A	0.25	N/A
Investor A1	0.10	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

	Service	Investor A	Investor A1	Investor C	Class R	Total

Service and distribution — class specific	$ 68,523	$ 2,195,840	$ 11,326	$ 452,669	$ 208,334	$ 2,936,692

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2022, the Fund paid $0 for the Fund’s Institutional Shares to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2022, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total

Reimbursed amounts	$ 8,764	$ 43	$ 5,648	$ 93	$ 1,832	$ 4,637	$ 465	$ 21,482

For the six months ended March 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total

Transfer agent — class specific	$ 5,366,546	$ 47,127	$ 1,115,745	$ 25,644	$ 46,428	$ 174,503	$ 75,485	$ 6,851,478

Other Fees: For the six months ended March 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $13,115.

For the six months ended March 31, 2022, affiliates received CDSCs as follows:

Share Class	Amounts

Investor A	$ 64,244
Investor C	8,347

Expense Limitations, Waivers and Reimbursements: With the exception of the Fund’s investment in the Master Portfolio, the Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2022, there were no fees waived by the Manager pursuant to this arrangement.

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitations

Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Class K	0.39
Class R	1.03

The Manager has agreed not to reduce or discontinue the contractual expense limitation through June 30, 2023, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2022, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended March 31, 2022, the class specific waivers and/or reimbursements are as follows:

	Institutional	Service	Investor A	Investor A1	Investor C	Class K	Class R	Total

Transfer agent fees waived and/or reimbursed — class specific	$1,166,462	$9,972	$2,039	$11,458	$12,210	$46,115	$6,488	$1,254,744

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2022, the Fund did not participate in the Interfund Lending Program.

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/22		Year Ended 09/30/21

Share Class	Shares	Amounts	Shares	Amounts
Institutional
Shares sold	299,542,807	$3,504,567,574	347,718,814	$4,215,821,985
Shares issued in reinvestment of distributions	12,171,240	142,150,764	40,007,908	486,765,535
Shares redeemed	(177,683,190)	(2,057,343,250)	(281,922,724)	(3,419,176,351)

	134,030,857	$1,589,375,088	105,803,998	$1,283,411,169

Service
Shares sold	627,186	$7,267,075	1,413,301	$17,081,292
Shares issued in reinvestment of distributions	59,612	696,773	244,825	2,980,022
Shares redeemed	(436,727)	(5,085,456)	(1,642,376)	(20,109,497)

	250,071	$2,878,392	15,750	$(48,183)

Investor A
Shares sold	18,605,720	$216,836,669	—	$—
Shares sold and automatic conversion of shares	—	—	62,592,112	760,467,479
Shares issued in reinvestment of distributions	1,837,807	21,505,967	9,660,792	117,612,929
Shares redeemed	(27,112,286)	(313,191,330)	(91,115,199)	(1,103,115,618)

	(6,668,759)	$(74,848,694)	(18,862,295)	$(225,035,210)

Investor A1
Shares sold	384,522	$4,472,498	227,822	$2,778,915
Shares issued in reinvestment of distributions	22,324	260,582	95,070	1,156,545
Shares redeemed	(124,281)	(1,455,766)	(436,858)	(5,288,702)

	282,565	$3,277,314	(113,966)	$(1,353,242)

Investor C
Shares sold	358,189	$4,147,596	1,647,551	$20,112,472
Shares issued in reinvestment of distributions	69,673	817,288	494,222	6,019,066
Shares redeemed	(1,658,156)	(19,263,664)	—	—
Shares redeemed and automatic conversion of shares	—	—	(4,913,706)	(59,685,959)

	(1,230,294)	$(14,298,780)	(2,771,933)	$(33,554,421)

Class K
Shares sold	84,274,550	$978,253,509	225,881,007	$2,731,739,388
Shares issued in reinvestment of distributions	9,272,845	108,288,259	33,763,627	410,632,353
Shares redeemed	(117,070,253)	(1,373,799,901)	(148,791,540)	(1,818,590,635)

	(23,522,858)	$(287,258,133)	110,853,094	$1,323,781,106

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/22		Year Ended 09/30/21

Share Class	Shares	Amounts	Shares	Amounts
Class R
Shares sold	1,060,651	$12,189,948	2,501,470	$30,288,716
Shares issued in reinvestment of distributions	81,053	949,241	375,163	4,568,950
Shares redeemed	(1,008,808)	(11,719,091)	(2,518,160)	(30,519,120)

	132,896	$1,420,098	358,473	$4,338,546

	103,274,478	$1,220,545,285	195,283,121	$2,351,539,765

7.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 14, 2022, the 364-day credit agreement to which BlackRock Bond Fund, Inc., on behalf of the Fund, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.50 billion, (ii) update the interest terms at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum and (iii) extend the termination date to April 2023.

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Portfolio Information as of March 31, 2022	Master Total Return Portfolio

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments	(a)
U.S. Government Sponsored Agency Securities	43%
Corporate Bonds	26
Asset-Backed Securities	10
U.S. Treasury Obligations	8
Non-Agency Mortgage-Backed Securities	6
Floating Rate Loan Interests	3
Foreign Government Obligations	2
Foreign Agency Obligations	1
Common Stocks	1
Municipal Bonds(b)	—
Preferred Securities(b)	—
Investment Companies(b)	—
Warrants(b)	—
Rights(b)	—

CREDIT QUALITY ALLOCATION

Credit Rating(c)	Percent of Total Investments	(a)
AAA/Aaa(d)	56%
AA/Aa	3
A	11
BBB/Baa	14
BB/Ba	3
B	3
CCC/Caa	1
N/R	9

(a)	Total investments exclude short-term securities, options purchased, options written and TBA sale commitments.

(b)	Amount is less than 1%.

(c)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

P O R T F O L I O I N F O R M A T I O N	25

Schedule of Investments (unaudited) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class A, 5.11%, 09/25/60(a)(b)	USD	5,793	$5,729,091
522 Funding CLO Ltd.
Series 2019-4A, Class CR, (3 mo. LIBOR US + 2.40%), 2.65%, 04/20/30(a)(c)		625	621,923
Series 2019-4A, Class DR, (3 mo. LIBOR US + 3.65%), 3.90%, 04/20/30(a)(c)		2,170	2,126,974
Series 2019-5A, Class AR, (3 mo. CME Term SOFR + 1.33%), 1.55%, 04/15/35(a)(c)		510	506,253
ACE Securities Corp. Home Equity Loan Trust
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.72%), 1.18%, 12/25/33(c)		581	542,161
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.28%), 0.74%, 07/25/36(c)		285	249,427
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.26%), 0.72%, 05/25/37(c)		2,537	587,841
Series 2007-HE4, Class A2C, (1 mo. LIBOR US + 0.60%), 1.06%, 05/25/37(c)		224	53,653
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, (1 mo. LIBOR US + 1.20%), 1.64%, 06/15/36(a)(c)		2,984	2,948,797
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75%, 02/15/27(a)		16,382	16,190,563
AGL CLO 11 Ltd., Series 2021-11A, Class E, (3 mo. LIBOR US + 6.36%), 6.60%, 04/15/34(a)(c)		250	245,165
AGL CLO 12 Ltd., Series 2021-12A, Class A1, (3 mo. LIBOR US + 1.16%), 1.41%, 07/20/34(a)(c)		7,640	7,563,553
AGL CLO 14 Ltd., Series 2021-14A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 12/02/34(a)(c)		1,000	989,210
AGL CLO 7 Ltd.
Series 2020-7A, Class AR, (3 mo. LIBOR US + 1.20%), 1.44%, 07/15/34(a)(c)		2,400	2,381,615
Series 2020-7A, Class DR, (3 mo. LIBOR US + 3.10%), 3.34%, 07/ 15/34(a)(c)		500	490,680
AGL CLO 9 Ltd., Series 2020-9A, Class D, (3 mo. LIBOR US + 3.70%), 3.95%, 01/20/34(a)(c)		250	249,756
AGL Core CLO 15 Ltd., Series 2021-15A, Class A1, (3 mo. LIBOR US + 1.15%), 1.27%, 01/20/35(a)(c)		250	247,206
AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, (3 mo. LIBOR US + 1.39%), 1.64%, 04/20/32(a)(c)		8,405	8,405,359
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.32%, 04/20/33(a)(c)		3,620	3,582,536
AIG CLO Ltd.
Series 2018-1A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.37%, 04/20/32(a)(c)		1,730	1,715,873
Series 2021-1A, Class E, (3 mo. LIBOR US + 6.60%), 6.86%, 04/22/34(a)(c)		250	243,752
AIMCO CLO
Series 2015-AA, Class BR2, (3 mo. LIBOR US + 1.60%), 1.84%, 10/17/34(a)(c)		1,200	1,183,860
Series 2017-AA, Class AR, (3 mo. LIBOR US + 1.05%), 1.30%, 04/20/34(a)(c)		250	247,286
Series 2017-AA, Class CR, (3 mo. LIBOR US + 2.10%), 2.35%, 04/20/34(a)(c)		500	492,262

Security		Par (000)	Value

Asset-Backed Securities (continued)
AIMCO CLO
Series 2017-AA, Class DR, (3 mo. LIBOR US + 3.15%), 3.40%, 04/20/34(a)(c)	USD	250	$245,140
Series 2018-BA, Class AR, (3 mo. LIBOR US + 1.10%), 1.34%, 01/15/32(a)(c)		5,770	5,723,163
Ajax Mortgage Loan Trust
Series 2017-D, Class B, 0.00%, 12/25/57(a)(c)(d)		42	36,879
Series 2018-A, Class B, 0.00%, 04/25/58(a)		75	72,244
Series 2018-B, Class B, 0.00%, 02/26/57(a)		213	126,867
Series 2018-D, Class A, 3.75%, 08/25/58(a)(c)		7,873	7,889,683
Series 2018-D, Class B, 0.00%, 08/25/58(a)(c)(d)		2,839	2,005,321
Series 2018-E, Class C, 0.00%, 06/25/58(a)(c)		91	87,920
Series 2018-F, Class C, 0.00%, 11/25/58(a)		289	193,478
Series 2018-G, Class A, 4.38%, 06/25/57(a)(c)		7,010	7,014,529
Series 2018-G, Class B, 5.25%, 06/25/57(a)(c)		2,042	2,015,414
Series 2018-G, Class C, 0.00%, 06/25/57(a)		5,261	5,210,936
Series 2019-A, Class A, 3.75%, 08/25/57(a)(c)		6,423	6,410,790
Series 2019-A, Class B, 5.25%, 08/25/57(a)(c)		1,720	1,705,029
Series 2019-A, Class C, 0.00%, 08/25/57(a)(d)		4,295	3,500,275
Series 2019-B, Class A, 3.75%, 01/25/59(a)(c)		11,997	12,032,998
Series 2019-B, Class B, 5.25%, 01/25/59(a)(c)		2,845	2,820,236
Series 2019-B, Class C, 0.00%, 01/25/59(a)		7,246	7,305,390
Series 2019-E, Class A, 3.00%, 09/25/59(a)(b)		12,648	12,608,115
Series 2019-E, Class B, 4.88%, 09/25/59(a)(b)		2,600	2,563,938
Series 2019-E, Class C, 0.00%, 09/25/59(a)		5,571	5,240,351
Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)		11,832	11,638,552
Series 2019-G, Class B, 4.25%, 09/25/59(a)(b)		2,120	2,043,718
Series 2019-G, Class C, 0.00%, 09/25/59(a)		5,380	4,655,993
Series 2019-H, Class A, 3.00%, 11/25/59(a)(b)		6,793	6,769,335
Series 2019-H, Class B, 4.25%, 11/25/59(a)(b)		1,970	1,927,757
Series 2019-H, Class C, 0.00%, 11/25/59(a)		4,825	4,979,456
Series 2020-A, Class A, 2.38%, 12/25/59(a)(b)		21,352	20,927,685
Series 2020-A, Class B, 3.50%, 12/25/59(a)(b)		3,853	3,649,805
Series 2020-A, Class C, 0.00%, 12/25/59(a)(d)		9,212	5,775,623
Series 2020-C, Class A, 2.25%, 09/27/60(a)(b)		1,957	1,941,346
Series 2020-C, Class B, 5.00%, 09/27/60(a)(b)		2,981	2,946,623
Series 2020-C, Class C, 0.00%, 09/27/60(a)		9,355	8,489,311
Series 2020-D, Class A, 2.25%, 06/25/60(a)(b)		5,657	5,468,581

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ajax Mortgage Loan Trust
Series 2020-D, Class B, 5.00%, 06/25/60(a)(b)	USD	4,238	$4,187,081
Series 2020-D, Class C, 0.00%, 06/25/60(a)		10,015	8,966,391
Series 2021-C, Class A, 2.12%, 01/25/61(a)(b)		15,835	15,122,318
Series 2021-C, Class B, 3.72%, 01/25/61(a)(b)		3,277	3,128,611
Series 2021-C, Class C, 0.00%, 01/25/61(a)		8,377	7,299,218
Series 2021-D, Class A, 2.00%, 03/25/60(a)(b)		34,643	32,814,603
Series 2021-D, Class B, 4.00%, 03/25/60(a)(c)		5,836	5,725,164
Series 2021-D, Class C, 0.00%, 03/25/60(a)(c)(d)		8,653	6,718,789
Series 2021-E, Class A1, 1.74%, 12/25/60(a)(c)		27,732	25,582,406
Series 2021-E, Class A2, 2.69%, 12/25/60(a)(c)		4,422	4,023,215
Series 2021-E, Class B1, 3.73%, 12/25/60(a)(c)		2,669	2,384,597
Series 2021-E, Class B3, 3.79%, 12/25/60(a)(c)		7,653	3,846,580
Series 2021-E, Class M1, 2.94%, 12/25/60(a)(c)		1,744	1,521,615
Series 2021-E, Class SA, 0.00%, 12/25/60(a)(c)		139	67,119
Series 2021-E, Class XS, 0.00%, 12/25/60(a)(c)		121,951	3,267,993
Series 2021-F, Class A, 1.88%, 06/25/61(a)(b)		50,372	47,711,367
Series 2021-F, Class B, 3.75%, 06/25/61(a)(b)		6,403	6,255,203
Series 2021-F, Class C, 0.00%, 06/25/61(a)		11,952	10,775,135
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.08%), 1.34%, 10/21/28(a)(c)		3,210	3,195,522
Allegro CLO VIII Ltd., Series 2018-2A, Class B1, (3 mo. LIBOR US + 1.67%), 1.91%, 07/15/31(a)(c)		250	247,397
Allegro CLO XI Ltd., Series 2019-2A, Class A2A, (3 mo. LIBOR US + 1.85%), 2.10%, 01/19/33(a)(c)		500	496,134
ALM Ltd.
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 10/15/29(a)(c)		7,780	7,755,051
Series 2020-1A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 10/15/29(a)(c)		250	248,198
ALME Loan Funding V BV, Series 5A, Class ER, (3 mo. EURIBOR + 5.41%), 5.41%, 07/15/31(a)(c)	EUR	1,500	1,582,095
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.25%), 1.56%, 11/02/30(a)(c)	USD	750	747,007
AMMC CLO 22 Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.45%), 1.71%, 04/25/31(a)(c)		500	493,500
AMMC CLO XIII Ltd., Series 2013-13A, Class A1R2, (3 mo. LIBOR US + 1.05%), 1.32%, 07/24/29(a)(c)		2,890	2,877,696
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 04/17/37(a)		1,280	1,224,963

Security		Par (000)	Value

Asset-Backed Securities (continued)
AMSR Trust
Series 2020-SFR2, Class D, 3.28%, 07/17/37(a)	USD	2,437	$2,342,227
Series 2020-SFR3, Class E1, 2.56%, 09/17/37(a)		2,490	2,312,829
Series 2020-SFR4, Class E2, 2.46%, 11/17/37(a)		2,500	2,289,684
Series 2020-SFR4, Class F, 2.86%, 11/17/37(a)		2,760	2,525,420
Anchorage Capital CLO 16 Ltd., Series 2020-16A, Class A1R, (3 mo. LIBOR US + 1.20%), 1.32%, 01/19/35(a)(c)		250	247,648
Anchorage Capital CLO 17 Ltd., Series 2021-17A, Class A1, (3 mo. LIBOR US + 1.17%), 1.41%, 07/15/34(a)(c)		11,115	11,002,009
Anchorage Capital CLO 3-R Ltd.
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.05%), 1.33%, 01/28/31(a)(c)		2,370	2,357,468
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.50%), 1.78%, 01/28/31(a)(c)		3,600	3,572,534
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.85%), 2.13%, 01/28/31(a)(c)		500	491,199
Anchorage Capital CLO 4-R Ltd.
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.05%), 1.33%, 01/28/31(a)(c)		5,330	5,294,787
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.85%), 2.13%, 01/28/31(a)(c)		5,550	5,456,896
Anchorage Capital CLO 5-R Ltd.
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.45%), 1.69%, 01/15/30(a)(c)		9,200	9,131,000
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.85%), 2.09%, 01/15/30(a)(c)		3,540	3,515,391
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.29%, 07/15/30(a)(c)		5,470	5,435,169
Anchorage Capital CLO 7 Ltd.
Series 2015-7A, Class AR2, (3 mo. LIBOR US + 1.09%), 1.37%, 01/28/31(a)(c)		4,936	4,906,832
Series 2015-7A, Class BR2, (3 mo. LIBOR US + 1.75%), 2.03%, 01/28/31(a)(c)		7,620	7,576,020
Series 2015-7A, Class CR2, (3 mo. LIBOR US + 2.20%), 2.48%, 01/28/31(a)(c)		4,250	4,215,565
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.78%, 01/28/31(a)(c)		1,140	1,111,369
Anchorage Capital CLO 8 Ltd.
Series 2016-8A, Class AR2A, (3 mo. LIBOR US + 1.20%), 1.33%, 10/27/34(a)(c)		2,430	2,407,919
Series 2016-8A, Class BR2, (3 mo. LIBOR US + 1.80%), 1.93%, 10/27/34(a)(c)		2,800	2,775,970
Anchorage Capital CLO Ltd.
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.49%, 10/13/30(a)(c)		3,075	3,062,742
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.89%, 10/13/30(a)(c)		750	745,961
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.15%), 2.39%, 10/13/30(a)(c)		1,410	1,403,058
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/34(a)(c)	EUR	1,327	1,432,085
Series 2A, Class CR, (3 mo. EURIBOR + 2.40%), 2.40%, 04/15/34(a)(c)		1,298	1,393,658

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Anchorage Capital Europe CLO 2 DAC Series 2A, Class DR, (3 mo. EURIBOR + 3.55%), 3.55%, 04/15/34(a)(c)	EUR	2,130	$2,309,903
Anchorage Capital Europe CLO DAC, Series 4A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 04/25/34(a)(c)		1,042	1,119,123
Antares CLO Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.53%), 1.79%, 07/25/33(a)(c)	USD	10,760	10,751,050
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 04/15/31(a)(c)		3,652	3,626,761
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.01%), 1.26%, 04/20/31(a)(c)		1,080	1,071,612
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.14%), 1.40%, 10/22/30(a)(c)		880	875,375
Apidos CLO XX
Series 2015-20A, Class A1RA, (3 mo. LIBOR US + 1.10%), 1.34%, 07/16/31(a)(c)		450	446,864
Series 2015-20A, Class A2RR, (3 mo. LIBOR US + 1.55%), 1.79%, 07/16/31(a)(c)		250	247,364
Apidos CLO XXII
Series 2015-22A, Class A2R, (3 mo. LIBOR US + 1.50%), 1.75%, 04/20/31(a)(c)		500	494,349
Series 2015-22A, Class BR, (3 mo. LIBOR US + 1.95%), 2.20%, 04/20/31(a)(c)		250	246,468
Series 2015-22A, Class CR, (3 mo. LIBOR US + 2.95%), 3.20%, 04/20/31(a)(c)		850	828,769
Apidos CLO XXVI, Series 2017-26A, Class BR, (3 mo. LIBOR US + 1.95%), 2.19%, 07/18/29(a)(c)		570	562,177
Apidos CLO XXX, Series XXXA, Class A1A, (3 mo. LIBOR US + 1.14%), 1.38%, 10/18/31(a)(c)		250	248,734
Apidos CLO XXXI, Series 2019-31A, Class BR, (3 mo. LIBOR US + 1.55%), 1.79%, 04/15/31(a)(c)		500	493,942
Apidos CLO XXXII
Series 2019-32A, Class C, (3 mo. LIBOR US + 2.40%), 2.65%, 01/20/33(a)(c)		250	249,156
Series 2019-32A, Class D, (3 mo. LIBOR US + 3.50%), 3.75%, 01/20/33(a)(c)		300	298,166
Apidos CLO XXXVII
Series 2021-37A, Class A, (3 mo. LIBOR US + 1.13%), 1.26%, 10/22/34(a)(c)		1,640	1,620,560
Series 2021-37A, Class E, (3 mo. LIBOR US + 6.30%), 6.43%, 10/22/34(a)(c)		1,000	978,991
Apres Static CLO Ltd., Series 2019-1A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.94%, 10/15/28(a)(c)		250	249,401
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(a)		714	680,020
Ares European CLO XII DAC, Series 12A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 04/20/32(a)(c)	EUR	889	967,514
Ares LII CLO Ltd.
Series 2019-52A, Class A1R, (3 mo. LIBOR US + 1.05%), 1.31%, 04/22/31(a)(c)	USD	7,910	7,859,112
Series 2019-52A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.71%, 04/22/31(a)(c)		250	247,865

Security		Par (000)	Value

Asset-Backed Securities (continued)
Ares LIX CLO Ltd.
Series 2021-59A, Class A, (3 mo. LIBOR US + 1.03%), 1.29%, 04/25/34(a)(c)	USD	500	$494,030
Series 2021-59A, Class E, (3 mo. LIBOR US + 6.25%), 6.51%, 04/25/34(a)(c)		250	244,122
Ares LVI CLO Ltd.
Series 2020-56A, Class AR, (3 mo. LIBOR US + 1.16%), 1.42%, 10/25/34(a)(c)		2,110	2,085,657
Series 2020-56A, Class ER, (3 mo. LIBOR US + 6.50%), 6.76%, 10/25/34(a)(c)		1,720	1,660,766
Ares XLVIII CLO Ltd., Series 2018-48A, Class B, (3 mo. LIBOR US + 1.58%), 1.83%, 07/20/30(a)(c)		370	366,354
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.17%), 1.41%, 10/15/30(a)(c)		1,150	1,146,459
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.48%), 0.94%, 05/25/35(c)		3,045	2,791,865
ARM Master Trust LLC Agricultural Loan Backed Notes, Series 2021-T1, Class A, 2.43%, 11/15/27(a)		1,819	1,740,227
Armada Euro CLO III DAC
Series 3A, Class CR, (3 mo. EURIBOR + 2.35%), 2.35%, 07/15/31(a)(c)	EUR	2,880	3,095,877
Series 3A, Class DR, (3 mo. EURIBOR + 3.30%), 3.30%, 07/15/31(a)(c)		1,563	1,684,480
ASSURANT CLO I Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.15%), 2.40%, 10/20/34(a)(c)	USD	1,420	1,405,350
ASSURANT CLO Ltd., Series 2018-2A, Class A, (3 mo. LIBOR US + 1.04%), 1.29%, 04/20/31(a)(c)		750	743,929
Atrium IX, Series 9A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.50%, 05/28/30(a)(c)		4,010	3,981,322
Atrium XII
Series 12A, Class AR, (3 mo. LIBOR US + 0.83%), 1.09%, 04/22/27(a)(c)		1,448	1,438,100
Series 12A, Class CR, (3 mo. LIBOR US + 1.65%), 1.91%, 04/22/27(a)(c)		2,381	2,362,714
Atrium XIII
Series 13A, Class A1, (3 mo. LIBOR US + 1.18%), 1.44%, 11/21/30(a)(c)		500	498,669
Series 13A, Class B, (3 mo. LIBOR US + 1.50%), 1.76%, 11/21/30(a)(c)		1,250	1,237,739
Avery Point VI CLO Ltd.
Series 2015-6A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.22%, 08/05/27(a)(c)		3,516	3,496,649
Series 2015-6A, Class BR2, (3 mo. LIBOR US + 1.35%), 1.67%, 08/05/27(a)(c)		3,900	3,874,163
Avoca CLO XV DAC, Series 15X, Class B2R, (3 mo. EURIBOR + 1.05%), 1.05%, 04/15/31(c)(e)	EUR	400	433,502
Avoca CLO XVIII DAC, Series 18X, Class C, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/31(c)(e)		400	431,333
Avoca CLO XX DAC, Series 20X, Class E, (3 mo. EURIBOR + 5.75%), 5.75%, 07/15/32(c)(e)		1,040	1,069,261
Avoca CLO XXII DAC
Series 22A, Class D, (3 mo. EURIBOR + 2.90%), 2.90%, 04/15/35(a)(c)		500	524,667

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Avoca CLO XXII DAC
Series 22X, Class B1, (3 mo. EURIBOR + 1.30%), 1.30%, 04/15/35(c)(e)	EUR	850	$903,414
Series 22X, Class E, (3 mo. EURIBOR + 5.23%), 5.23%, 04/15/35(c)(e)		350	360,911
Avoca CLO XXIII DAC, Series 23A, Class D, (3 mo. EURIBOR + 3.05%), 3.05%, 04/15/34(a)(c)		500	530,337
Avoca CLO XXIV DAC, Series 24A, Class AR, (3 mo. EURIBOR + 0.90%), 0.90%, 07/15/34(a)(c)		1,410	1,545,259
Avoca CLO XXV DAC, Series 25A, Class E, (3 mo. EURIBOR + 6.14%), 6.14%, 10/15/34(a)(c)		1,000	1,031,688
Babson CLO Ltd., Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.40%), 1.65%, 01/20/31(a)(c)	USD	610	601,601
Bain Capital Credit CLO Ltd.
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.75%, 07/20/30(a)(c)		850	840,011
Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.08%), 1.33%, 07/19/31(a)(c)		1,670	1,658,549
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.60%), 1.85%, 07/19/31(a)(c)		500	494,566
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.10%), 3.36%, 07/24/34(a)(c)		250	244,247
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.17%), 1.30%, 10/20/34(a)(c)		310	306,594
Bain Capital Euro CLO DAC
Series 2019-1X, Class C, (3 mo. EURIBOR + 2.40%), 2.40%, 04/15/32(c)(e)	EUR	1,160	1,255,149
Series 2019-1X, Class E, (3 mo. EURIBOR + 6.81%), 6.81%, 04/15/32(c)(e)		500	530,540
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class E, (3 mo. LIBOR US + 6.16%), 6.41%, 07/20/34(a)(c)	USD	250	244,972
Ballyrock CLO 14 Ltd., Series 2020-14A, Class D, (3 mo. LIBOR US + 7.00%), 7.25%, 01/20/34(a)(c)		250	238,181
Ballyrock CLO Ltd.
Series 2016-1A, Class DR2, (3 mo. LIBOR US + 3.15%), 3.39%, 10/15/28(a)(c)		500	497,756
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.60%), 1.85%, 04/20/31(a)(c)		500	494,734
Series 2020-2A, Class DR, (3 mo. LIBOR US + 6.15%), 6.40%, 10/20/31(a)(c)		250	247,627
BankAmerica Manufactured Housing Contract Trust
Series 1997-2, Class B1, 7.07%, 02/10/22(c)		1,680	636,801
Series 1998-2, Class B1, 7.40%, 12/10/25(c)		2,790	895,045
Bankers Healthcare Group Securitization Trust,
Series 2020-A, Class C, 5.17%, 09/17/31(a)		410	403,445
Bardot CLO Ltd., Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.00%), 3.26%, 10/22/32(a)(c)		250	246,908
Barings CLO Ltd.
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.19%), 1.44%, 10/20/30(a)(c)		2,590	2,578,093
Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.95%), 1.20%, 07/20/29(a)(c)		846	841,646
Series 2019-3A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.32%, 04/20/31(a)(c)		1,330	1,317,568

Security		Par (000)	Value

Asset-Backed Securities (continued)
Battalion CLO 18 Ltd., Series 2020-18A, Class BR, (3 mo. LIBOR US + 1.75%), 1.99%, 10/15/36(a)(c)	USD	1,827	$1,803,021
Battalion CLO IX Ltd., Series 2015-9A, Class DR, (3 mo. LIBOR US + 3.25%), 3.49%, 07/15/31(a)(c)		250	248,044
Battalion CLO VIII Ltd.
Series 2015-8A, Class A1R2, (3 mo. LIBOR US + 1.07%), 1.31%, 07/18/30(a)(c)		6,500	6,465,033
Series 2015-8A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.79%, 07/18/30(a)(c)		3,250	3,218,002
Series 2015-8A, Class BR2, (3 mo. LIBOR US + 2.00%), 2.24%, 07/18/30(a)(c)		2,901	2,866,938
Battalion CLO X Ltd.
Series 2016-10A, Class A1R2, (3 mo. LIBOR US + 1.17%), 1.43%, 01/25/35(a)(c)		25,430	25,196,125
Series 2016-10A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.81%, 01/25/35(a)(c)		2,890	2,838,712
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3 mo. LIBOR US + 1.72%), 1.98%, 04/24/34(a)(c)		1,000	987,474
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3 mo. LIBOR US + 1.18%), 1.42%, 07/15/34(a)(c)		4,520	4,481,580
Bayview Financial Revolving Asset Trust
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.00%), 1.45%, 05/28/39(a)(c)(d)		8,107	6,809,915
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.30%), 1.75%, 05/28/39(a)(c)		386	330,336
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.00%), 1.45%, 02/28/40(a)(c)		1,745	1,668,730
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.00%), 1.45%, 12/28/40(a)(c)		544	530,999
BCMSC Trust
Series 2000-A, Class A2, 7.58%, 06/15/30(c)		1,674	323,862
Series 2000-A, Class A3, 7.83%, 06/15/30(c)		1,554	310,704
Series 2000-A, Class A4, 8.29%, 06/15/30(c)		1,121	237,298
Bean Creek CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.02%), 1.27%, 04/20/31(a)(c)		250	247,993
Bear Stearns Asset-Backed Securities I Trust
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.73%), 2.18%, 08/25/34(c)		79	77,775
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 1.02%), 1.48%, 12/25/35(c)		1,689	2,459,590
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.34%), 0.80%, 09/25/36(c)		1,502	1,469,900
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.17%), 0.80%, 05/25/35(c)		198	196,686
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.16%), 0.62%, 01/25/37(c)		346	343,017
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.32%), 0.78%, 03/25/37(c)		1,153	1,112,574
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.14%), 0.60%, 03/25/37(c)		514	489,161
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.14%), 0.60%, 03/25/37(c)		958	908,269
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.25%), 0.71%, 04/25/37(c)		618	782,180
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.35%), 0.81%, 04/25/37(c)		6,111	6,055,446

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R2, (3 mo. LIBOR US + 1.45%), 1.69%, 07/15/29(a)(c)	USD	3,160	$3,136,740
Benefit Street Partners CLO III Ltd.
Series 2013-IIIA, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.25%, 07/20/29(a)(c)		610	607,516
Series 2013-IIIA, Class A2R2, (3 mo. LIBOR US + 1.65%), 1.90%, 07/20/29(a)(c)		1,810	1,801,327
Benefit Street Partners CLO Ltd.
Series 2015-6BR, Class A, (3 mo. LIBOR US + 1.19%), 1.44%, 07/20/34(a)(c)		12,030	11,891,270
Series 2015-6BR, Class B, (3 mo. LIBOR US + 1.80%), 2.05%, 07/20/34(a)(c)		3,320	3,282,069
Series 2021-23A, Class E, (3 mo. LIBOR US + 6.81%), 7.07%, 04/25/34(a)(c)		750	716,435
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.09%), 1.34%, 04/20/31(a)(c)		4,360	4,331,558
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.35%, 01/20/31(a)(c)		2,150	2,137,665
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 10/15/30(a)(c)		1,545	1,522,269
Benefit Street Partners CLO XIX Ltd., Series 2019-19A, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 01/15/33(a)(c)		250	248,012
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, (3 mo. LIBOR US + 6.75%), 6.99%, 07/15/34(a)(c)		250	247,708
BHG Securitization Trust
Series 2021-A, Class B, 2.79%, 11/17/33(a)		1,007	942,142
Series 2021-A, Class C, 3.69%, 11/17/33(a)		100	93,943
Series 2022-A, Class C, 3.08%, 02/20/35(a)		6,500	6,167,801
Series 2022-A, Class D, 3.56%, 02/20/35(a)		175	165,737
Series 2022-A, Class E, 4.30%, 02/20/35(a)		300	284,548
Bilbao CLO III DAC, Series 3X, Class DR, (3 mo. EURIBOR + 5.96%), 5.96%, 05/17/34(c)(e)	EUR	2,130	2,165,227
Birch Grove CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.26%), 1.51%, 10/19/34(a)(c)	USD	680	672,778
Series 2021-2A, Class B, (3 mo. LIBOR US + 1.75%), 2.00%, 10/19/34(a)(c)		250	246,992
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.30%), 3.55%, 10/19/34(a)(c)		250	249,997
Birch Grove CLO Ltd.
Series 19A, Class AR, (3 mo. LIBOR US + 1.13%), 1.96%, 06/15/31(a)(c)		250	248,687
Series 19A, Class BR, (3 mo. LIBOR US + 1.75%), 2.58%, 06/15/31(a)(c)		250	248,147
Series 19A, Class CR, (3 mo. LIBOR US + 2.20%), 3.03%, 06/15/31(a)(c)		1,250	1,236,739
Series 19A, Class DR, (3 mo. LIBOR US + 3.35%), 4.18%, 06/15/31(a)(c)		2,695	2,687,688
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.18%), 1.44%, 10/22/30(a)(c)		6,882	6,865,223
Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.60%), 1.86%, 10/22/30(a)(c)		500	495,239
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.00%), 1.25%, 04/20/31(a)(c)		2,550	2,527,698

Security		Par (000)	Value

Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
Series 2016-2A, Class BR2, (3 mo. LIBOR US + 2.25%), 2.73%, 08/20/32(a)(c)	USD	1,440	$1,421,599
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.70%), 2.21%, 08/15/31(a)(c)		300	297,590
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3 mo. LIBOR US + 1.50%), 1.74%, 07/15/31(a)(c)		3,970	3,929,567
BlueMountain CLO XXIII Ltd.
Series 2018-23A, Class B, (3 mo. LIBOR US + 1.70%), 1.95%, 10/20/31(a)(c)		250	247,739
Series 2018-23A, Class C, (3 mo. LIBOR US + 2.15%), 2.40%, 10/20/31(a)(c)		650	644,935
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3 mo. LIBOR US + 1.75%), 2.01%, 07/25/34(a)(c)		1,080	1,068,942
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 07/15/36(a)(c)		250	246,737
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class A, (3 mo. LIBOR US + 1.26%), 1.50%, 04/15/34(a)(c)		570	564,571
Bluemountain Euro CLO DAC
Series 2021-2A, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 10/15/35(a)(c)	EUR	3,280	3,589,446
Series 2021-2A, Class E, (3 mo. EURIBOR + 6.21%), 6.21%, 10/15/35(a)(c)		750	782,093
BlueMountain Fuji Euro CLO V DAC, Series 5X, Class C, (3 mo. EURIBOR + 2.45%), 2.45%, 01/15/33(c)(e)		1,560	1,674,027
BlueMountain Fuji U.S. CLO III Ltd.
Series 2017-3A, Class A2, (3 mo. LIBOR US + 1.15%), 1.39%, 01/15/30(a)(c)	USD	750	732,809
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.38%), 1.62%, 01/15/30(a)(c)		250	246,463
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.09%, 07/15/24(a)		5,290	5,229,828
Bridge Street CLO II Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.23%), 1.48%, 07/20/34(a)(c)		500	493,725
Brookside Mill CLO Ltd.
Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.35%), 1.59%, 01/17/28(a)(c)		500	498,137
Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 01/17/28(a)(c)		1,073	1,070,183
Burnham Park CLO Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.75%, 10/20/29(a)(c)		250	247,519
Buttermilk Park CLO Ltd.
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.10%), 1.34%, 10/15/31(a)(c)		750	744,301
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.10%), 3.34%, 10/15/31(a)(c)		625	606,124
Canyon Capital CLO Ltd.
Series 2019-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.34%, 04/15/32(a)(c)		2,680	2,662,580
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.35%), 3.59%, 04/15/34(a)(c)		1,000	999,989
Canyon CLO Ltd.
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.07%), 1.31%, 07/15/31(a)(c)		250	248,011

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Canyon CLO Ltd.
Series 2020-3A, Class B, (3 mo. LIBOR US + 1.70%), 1.94%, 01/15/34(a)(c)	USD	1,610	$1,592,439
Series 2020-3A, Class E, (3 mo. LIBOR US + 7.25%), 7.49%, 01/15/34(a)(c)		250	249,754
Capital Four CLO I DAC, Series 1X, Class E, (3 mo. EURIBOR + 6.47%), 6.47%, 01/15/33(c)(e)	EUR	525	544,541
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, (3 mo. LIBOR US + 1.03%), 1.33%, 04/30/31(a)(c)	USD	7,620	7,578,681
Carlyle Euro CLO DAC, Series 2021-2A, Class C, (3 mo. EURIBOR + 3.30%), 3.30%, 10/15/35(a)(c)	EUR	2,650	2,822,308
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A1AR, (3 mo. LIBOR US + 1.10%), 1.34%, 10/15/30(a)(c)	USD	248	247,180
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.00%), 1.24%, 01/15/31(a)(c)		1,853	1,838,964
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.97%), 1.21%, 04/17/31(a)(c)		3,160	3,120,886
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.14%), 1.39%, 04/20/34(a)(c)		250	247,375
Carlyle U.S. CLO Ltd.
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.45%), 1.70%, 10/20/27(a)(c)		750	742,542
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 01/15/30(a)(c)		4,620	4,605,597
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.50%), 1.75%, 04/20/31(a)(c)		250	246,778
Series 2018-4A, Class B, (3 mo. LIBOR US + 2.07%), 2.32%, 01/20/31(a)(c)		470	466,078
Series 2019-2A, Class A1R, (3 mo. LIBOR US + 1.12%), 1.36%, 07/15/32(a)(c)		4,000	3,963,598
Series 2021-10A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 10/20/34(a)(c)		4,350	4,302,914
Series 2021-11A, Class C, (3 mo. LIBOR US + 2.05%), 2.30%, 01/25/33(a)(c)		500	495,195
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.14%), 1.38%, 04/15/34(a)(c)		250	247,425
Series 2021-6A, Class A1, (3 mo. LIBOR US + 1.16%), 1.40%, 07/15/34(a)(c)		3,590	3,551,436
Carrington Mortgage Loan Trust
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.63%), 1.09%, 01/25/36(c)		610	564,221
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.16%), 0.62%, 10/25/36(c)		481	469,077
CarVal CLO II Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 2.00%), 2.25%, 04/20/32(a)(c)		700	693,731
Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.45%, 04/20/32(a)(c)		5,500	5,454,208
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.69%, 07/20/32(a)(c)		250	237,703
CarVal CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.89%), 3.13%, 07/16/31(a)(c)		750	736,043
CarVal CLO VC Ltd.
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.25%), 3.46%, 10/15/34(a)(c)		250	248,315

Security		Par (000)	Value

Asset-Backed Securities (continued)
CarVal CLO VC Ltd.
Series 2021-2A, Class E, (3 mo. LIBOR US + 6.75%), 0.00%, 10/15/34(a)(c)	USD	250	$247,786
Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44(a)(c)		9,513	9,517,551
CBAM Ltd.
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.25%), 1.50%, 07/20/30(a)(c)		6,535	6,513,567
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.40%), 2.65%, 07/20/30(a)(c)		750	744,590
Series 2018-6A, Class B1R, (3 mo. LIBOR US + 2.10%), 2.34%, 01/15/31(a)(c)		250	248,724
Series 2018-7A, Class A, (3 mo. LIBOR US + 1.10%), 1.35%, 07/20/31(a)(c)		250	248,178
Series 2018-7A, Class B1, (3 mo. LIBOR US + 1.60%), 1.85%, 07/20/31(a)(c)		250	246,943
Series 2019-9A, Class B2, (3 mo. LIBOR US + 1.90%), 2.14%, 02/12/30(a)(c)		500	498,589
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.78%, 10/25/36(c)		446	358,700
Cedar Funding II CLO Ltd.
Series 2013-1A, Class ARR, (3 mo. LIBOR US + 1.08%), 1.33%, 04/20/34(a)(c)		3,255	3,203,286
Series 2013-1A, Class BRR, (3 mo. LIBOR US + 1.35%), 1.60%, 04/20/34(a)(c)		3,110	3,041,649
Cedar Funding IX CLO Ltd.
Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.98%), 1.23%, 04/20/31(a)(c)		940	930,630
Series 2018-9A, Class D, (3 mo. LIBOR US + 2.60%), 2.85%, 04/20/31(a)(c)		250	242,334
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.34%, 07/17/31(a)(c)		2,130	2,115,841
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ARR, (3 mo. LIBOR US + 1.05%), 1.30%, 04/20/34(a)(c)		18,290	18,088,810
Cedar Funding VII CLO Ltd., Series 2018-7A, Class A2, (3 mo. LIBOR US + 1.13%), 1.38%, 01/20/31(a)(c)		250	245,625
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.86%, 05/29/32(a)(c)		1,220	1,203,627
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 3.49%, 07/15/33(a)(c)		250	248,508
CIFC European Funding CLO I DAC, Series 1X, Class E, (3 mo. EURIBOR + 5.86%), 5.86%, 07/15/32(c)(e)	EUR	500	524,847
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(c)(e)		900	968,024
CIFC European Funding CLO IV DAC, Series 4X, Class E, (3 mo. EURIBOR + 5.97%), 5.97%, 08/18/35(c)(e)		1,400	1,443,366
CIFC Funding Ltd.
Series 2012-2RA, Class A2, (3 mo. LIBOR US + 1.25%), 1.50%, 01/20/28(a)(c)	USD	750	743,742
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.75%), 1.99%, 07/16/30(a)(c)		750	746,921
Series 2013-1A, Class CR, (3 mo. LIBOR US + 3.55%), 3.79%, 07/16/30(a)(c)		250	244,804

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
CIFC Funding Ltd.
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.87%, 04/27/31(a)(c)	USD	500	$495,388
Series 2013-4A, Class DRR, (3 mo. LIBOR US + 2.80%), 3.07%, 04/27/31(a)(c)		250	244,876
Series 2014-2RA, Class A1, (3 mo. LIBOR US + 1.05%), 1.31%, 04/24/30(a)(c)		250	248,741
Series 2014-2RA, Class B1, (3 mo. LIBOR US + 2.80%), 3.06%, 04/24/30(a)(c)		650	639,797
Series 2014-3A, Class BR2, (3 mo. LIBOR US + 1.80%), 2.06%, 10/22/31(a)(c)		700	696,201
Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.11%), 1.37%, 01/22/31(a)(c)		250	248,376
Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.45%), 1.71%, 01/22/31(a)(c)		250	246,980
Series 2015-2A, Class AR2, (3 mo. LIBOR US + 1.01%), 1.25%, 04/15/30(a)(c)		1,270	1,263,650
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.24%, 04/15/30(a)(c)		2,904	2,896,362
Series 2015-3A, Class BR, (3 mo. LIBOR US + 1.15%), 1.40%, 04/19/29(a)(c)		1,420	1,395,150
Series 2017-1A, Class AR, (3 mo. LIBOR US + 1.01%), 1.27%, 04/23/29(a)(c)		5,639	5,612,951
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.96%, 04/23/29(a)(c)		2,910	2,898,396
Series 2017-1A, Class C, (3 mo. LIBOR US + 2.45%), 2.71%, 04/23/29(a)(c)		250	249,629
Series 2017-5A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 11/16/30(a)(c)		350	349,024
Series 2017-5A, Class C, (3 mo. LIBOR US + 2.85%), 3.09%, 11/16/30(a)(c)		300	293,892
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.00%), 1.24%, 04/18/31(a)(c)		6,964	6,908,288
Series 2019-3A, Class CR, (3 mo. LIBOR US + 3.05%), 3.29%, 10/16/34(a)(c)		325	322,471
Series 2019-5A, Class A1R1, (3 mo. LIBOR US + 1.14%), 1.38%, 01/15/35(a)(c)		400	395,218
Series 2020-1A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.39%, 07/15/36(a)(c)		1,200	1,187,734
Series 2020-1A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/36(a)(c)		3,260	3,221,768
Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 3.34%, 07/15/36(a)(c)		1,120	1,096,812
Series 2020-3A, Class A1R, (3 mo. LIBOR US + 1.13%), 1.38%, 10/20/34(a)(c)		7,210	7,124,153
Series 2021-4A, Class A, (3 mo. LIBOR US + 1.05%), 1.29%, 07/15/33(a)(c)		6,450	6,384,361
Series 2021-4A, Class B, (3 mo. LIBOR US + 1.58%), 1.82%, 07/15/33(a)(c)		500	491,553
Series 2021-4A, Class C, (3 mo. LIBOR US + 1.85%), 2.09%, 07/15/33(a)(c)		250	246,452
Series 2021-5A, Class A, (3 mo. LIBOR US + 1.14%), 1.38%, 07/15/34(a)(c)		1,690	1,671,760
Citigroup Mortgage Loan Trust
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.20%), 0.66%, 05/25/37(c)		5,147	4,075,594
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.27%), 0.73%, 05/25/37(c)		2,338	1,864,937
Series 2007-AHL3, Class A3B, (1 mo. LIBOR US + 0.17%), 0.63%, 07/25/45(c)		3,873	3,051,630

Security		Par (000)	Value

Asset-Backed Securities (continued)
Clear Creek CLO
Series 2015-1A, Class AR, (3 mo. LIBOR US + 1.20%), 1.45%, 10/20/30(a)(c)	USD	1,250	$1,245,984
Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.20%, 10/20/30(a)(c)		620	602,558
Clontarf Park CLO DAC, Series 1X, Class CE, (3 mo. EURIBOR + 3.05%), 3.05%, 08/05/30(c)(e)	EUR	1,750	1,897,785
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.55%, 12/05/22(a)(c)	USD	133	132,721
College Ave Student Loans LLC
Series 2021-B, Class B, 2.42%, 06/25/52(a)		1,120	1,041,901
Series 2021-B, Class C, 2.72%, 06/25/52(a)		480	446,222
Series 2021-B, Class D, 3.78%, 06/25/52(a)		120	112,567
Series 2021-C, Class D, 4.11%, 07/26/55(a)		270	255,310
Conseco Finance Corp.
Series 1997-3, Class M1, 7.53%, 03/15/28(c) .		941	919,465
Series 1997-6, Class M1, 7.21%, 01/15/29(c) .		173	167,482
Series 1998-4, Class M1, 6.83%, 04/01/30(c) .		325	305,217
Series 1998-8, Class A1, 6.28%, 09/01/30		229	233,097
Series 1998-8, Class M1, 6.98%, 09/01/30(c) .		2,455	2,378,459
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		861	435,677
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		923	449,742
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.50%), 2.90%, 11/15/32(c)		724	712,921
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		1,600	443,613
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		1,373	359,849
Series 2000-5, Class A6, 7.96%, 05/01/31		2,135	825,680
Series 2000-5, Class A7, 8.20%, 05/01/31		3,895	1,550,628
Contego CLO VIII DAC, Series 8A, Class DR, (3 mo. EURIBOR + 3.20%), 3.20%, 01/25/34(a)(c)	EUR	500	532,121
Cook Park CLO Ltd., Series 2018-1A, Class B, (3 mo. LIBOR US + 1.40%), 1.64%, 04/17/30(a)(c)	USD	250	246,530
Countrywide Asset-Backed Certificates
Series 2004-5, Class A, (1 mo. LIBOR US + 0.90%), 1.36%, 10/25/34(c)		408	393,557
Series 2005-16, Class 1AF, 4.52%, 04/25/36(c)		2,676	2,471,212
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.16%), 0.62%, 09/25/46(c)		58	58,181
Series 2006-12, Class 1A, (1 mo. LIBOR US + 0.26%), 0.72%, 12/25/36(c)		1,812	1,765,732
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.15%), 0.61%, 03/25/47(c)		128	125,470
Series 2006-18, Class M1, (1 mo. LIBOR US + 0.30%), 0.76%, 03/25/37(c)		6,361	6,405,409
Series 2006-8, Class 2A4, (1 mo. LIBOR US + 0.50%), 0.96%, 01/25/46(c)		8,363	8,075,590
Series 2006-S3, Class A4, 6.04%, 01/25/29(b)		78	124,022
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.22%), 0.68%, 12/25/25(c)		4	25,367
Series 2007-12, Class 1A2, (1 mo. LIBOR US + 0.84%), 1.30%, 08/25/47(c)		4,103	4,035,972
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.27%), 0.67%, 03/15/34(c)		305	294,970

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31(c)	USD	1,214	$1,194,844
Credit Suisse Mortgage Trust, Series 2021-JR1, Class A1, 2.47%, 09/27/66(a)(c)		35,560	34,147,368
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB2, Class AF4, 3.00%, 12/25/36(b)		373	362,350
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(b)		852	838,772
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(b)		2,844	161,057
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.34%), 0.80%, 07/25/37(a)(c)		489	372,956
Crown City CLO III, Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.17%), 1.42%, 07/20/34(a)(c)		250	247,424
Crown Point CLO 10 Ltd., Series 2021-10A, Class A, (3 mo. LIBOR US + 1.17%), 1.42%, 07/20/34(a)(c)		4,780	4,731,603
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3 mo. EURIBOR + 1.30%), 1.30%, 02/22/34(c)(e)	EUR	990	1,053,107
CVC Cordatus Loan Fund V DAC, Series 5X, Class B1R, (3 mo. EURIBOR + 1.50%), 1.50%, 07/21/30(c)(e)		250	273,186
CVC Cordatus Loan Fund VI DAC, Series 6X, Class CR, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/32(c)(e)		1,160	1,263,437
CVC Cordatus Loan Fund XVII DAC
Series 17A, Class ER, (3 mo. EURIBOR + 6.12%), 6.12%, 11/18/33(a)(c)		1,440	1,520,438
Series 17X, Class ER, (3 mo. EURIBOR + 6.12%), 6.12%, 11/18/33(c)(e)		850	897,481
CVC Cordatus Loan Fund XVIII DAC, Series 18A, Class ER, (3 mo. EURIBOR + 6.06%), 6.06%, 07/29/34(a)(c)		760	763,261
CVC Cordatus Loan Fund XX DAC
Series 20A, Class DE, (3 mo. EURIBOR + 3.00%), 3.00%, 06/22/34(a)(c)		850	889,390
Series 20A, Class E, (3 mo. EURIBOR + 5.61%), 5.61%, 06/22/34(a)(c)		500	501,553
CVC Cordatus Loan Fund XXI DAC, Series 21X, Class E, (3 mo. EURIBOR + 5.93%), 5.93%, 09/22/34(c)(e)		500	487,349
CWHEQ Home Equity Loan Trust, Series 2006- S5, Class A5, 6.16%, 06/25/35	USD	97	121,334
CWHEQ Revolving Home Equity Loan Resuritization Trust
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.30%), 0.70%, 12/15/33(a)(c).		407	405,072
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.19%), 0.59%, 05/15/35(a)(c).		101	99,225
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.19%), 0.59%, 05/15/35(a)(c).		83	81,359
CWHEQ Revolving Home Equity Loan Trust
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.18%), 0.58%, 05/15/35(c)		193	190,098
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.18%), 0.58%, 05/15/36(c)		1,300	1,256,653

Security		Par (000)	Value

Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.15%), 0.55%, 11/15/36(c)	USD	749	$686,803
Dartry Park CLO DAC, Series 1A, Class CRR, (3 mo. EURIBOR + 3.35%), 3.35%, 01/28/34(a)(c)	EUR	500	535,333
Deer Creek CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.43%, 10/20/30(a)(c)	USD	5,561	5,545,046
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.65%), 1.90%, 10/20/30(a)(c)		500	495,008
Diameter Capital CLO 1 Ltd., Series 2021-1A, Class A1A, (3 mo. LIBOR US + 1.24%), 1.48%, 07/15/36(a)(c)		1,180	1,166,646
Diameter Capital CLO 2 Ltd.
Series 2021-2A, Class A1, (3 mo. LIBOR US + 1.22%), 1.34%, 10/15/36(a)(c)		250	246,803
Series 2021-2A, Class D, (3 mo. LIBOR US + 6.06%), 6.18%, 10/15/36(a)(c)		250	240,624
Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A1A, (3 mo. CME Term SOFR + 1.39%), 1.69%, 04/15/37(a)(c)		510	510,616
Dryden 42 Senior Loan Fund, Series 2016-42A, Class CR, (3 mo. LIBOR US + 2.05%), 2.29%, 07/15/30(a)(c)		250	247,303
Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR2, (3 mo. LIBOR US + 1.04%), 1.29%, 04/20/34(a)(c)		5,540	5,478,206
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BR, (3 mo. LIBOR US + 1.70%), 1.94%, 10/15/30(a)(c)		3,440	3,411,556
Dryden 49 Senior Loan Fund, Series 2017-49A, Class BR, (3 mo. LIBOR US + 1.60%), 1.84%, 07/18/30(a)(c)		500	495,864
Dryden 50 Senior Loan Fund, Series 2017-50A, Class B, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/30(a)(c)		450	446,552
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.12%), 1.36%, 01/15/31(a)(c)		18,720	18,617,779
Dryden 65 CLO Ltd., Series 2018-65A, Class B, (3 mo. LIBOR US + 1.60%), 1.84%, 07/18/30(a)(c)		300	297,057
Dryden 76 CLO Ltd., Series 2019-76A, Class A1R, (3 mo. LIBOR US + 1.15%), 1.40%, 10/20/34(a)(c)		750	742,046
Dryden 77 CLO Ltd.
Series 2020-77A, Class AR, (3 mo. LIBOR US + 1.12%), 1.60%, 05/20/34(a)(c)		3,580	3,544,200
Series 2020-77A, Class XR, (3 mo. LIBOR US + 1.00%), 1.48%, 05/20/34(a)(c)		500	499,350
Dryden 78 CLO Ltd.
Series 2020-78A, Class B, (3 mo. LIBOR US + 1.50%), 1.74%, 04/17/33(a)(c)		500	492,878
Series 2020-78A, Class D, (3 mo. LIBOR US + 3.00%), 3.24%, 04/17/33(a)(c)		250	246,641
Dryden 83 CLO Ltd.
Series 2020-83A, Class A, (3 mo. LIBOR US + 1.22%), 1.46%, 01/18/32(a)(c)		250	249,144
Series 2020-83A, Class E, (3 mo. LIBOR US + 5.55%), 5.79%, 01/18/32(a)(c)		350	324,550

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Dryden Senior Loan Fund, Series 2021-87A, Class A1, (3 mo. LIBOR US + 1.10%), 1.58%, 05/20/34(a)(c)	USD	2,330	$2,295,547
Dryden XXVI Senior Loan Fund, Series 2013- 26A, Class AR, (3 mo. LIBOR US + 0.90%), 1.14%, 04/15/29(a)(c)		1,122	1,114,048
Dryden XXVIII Senior Loan Fund, Series 2013- 28A, Class A1LR, (3 mo. LIBOR US + 1.20%), 1.71%, 08/15/30(a)(c)		9,085	9,042,721
Eaton Vance CLO Ltd.
Series 2014-1RA, Class A2, (3 mo. LIBOR US + 1.49%), 1.73%, 07/15/30(a)(c)		250	249,117
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.20%), 2.44%, 10/15/30(a)(c)		3,550	3,509,539
Series 2019-1A, Class ER, (3 mo. LIBOR US + 6.50%), 6.74%, 04/15/31(a)(c)		1,500	1,489,281
Elmwood CLO II Ltd.
Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.40%, 04/20/34(a)(c)		3,750	3,710,601
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.90%, 04/20/34(a)(c)		500	494,398
Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 7.05%, 04/20/34(a)(c)		1,500	1,480,041
Elmwood CLO V Ltd.
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.90%, 10/20/34(a)(c)		2,880	2,844,490
Series 2020-2A, Class CR, (3 mo. LIBOR US + 2.00%), 2.25%, 10/20/34(a)(c)		2,514	2,493,888
Elmwood CLO X Ltd.
Series 2021-3A, Class A, (3 mo. LIBOR US + 1.04%), 1.29%, 10/20/34(a)(c)		7,250	7,192,000
Series 2021-3A, Class C, (3 mo. LIBOR US + 1.95%), 2.20%, 10/20/34(a)(c)		1,200	1,185,310
Elmwood CLO XII Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.15%), 1.27%, 01/20/35(a)(c)		790	781,454
Euro-Galaxy III CLO BV
Series 2013-3A, Class CRRR, (3 mo. EURIBOR + 2.35%), 2.35%, 04/24/34(a)(c) .	EUR	1,200	1,303,704
Series 2013-3A, Class DRRR, (3 mo. EURIBOR + 3.25%), 3.25%, 04/24/34(a)(c) .		1,585	1,706,757
Euro-Galaxy VII CLO DAC
Series 2019-7A, Class CR, (3 mo. EURIBOR + 2.40%), 2.40%, 07/25/35(a)(c)		1,140	1,224,185
Series 2019-7A, Class DR, (3 mo. EURIBOR + 3.50%), 3.50%, 07/25/35(a)(c)		850	907,530
Fairstone Financial Issuance Trust I, Series 2020-1A, Class B, 3.74%, 10/20/39(a) .	CAD	2,743	2,155,325
FBR Securitization Trust, Series 2005-5, Class M2, (1 mo. LIBOR US + 0.71%), 1.16%, 11/25/35(c)	USD	6,465	6,361,385
Fidelity Grand Harbour CLO DAC, Series 2021- 1A, Class D, (3 mo. EURIBOR + 3.60%), 3.60%, 10/15/34(a)(c)	EUR	500	545,126
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.05%), 1.51%, 10/25/34(c)	USD	1,000	969,459
Series 2006-FF13, Class A1, (1 mo. LIBOR US + 0.24%), 0.70%, 10/25/36(c)		2,215	1,649,059
Series 2006-FF13, Class A2C, (1 mo. LIBOR US + 0.32%), 0.78%, 10/25/36(c)		1,299	981,985

Security		Par (000)	Value

Asset-Backed Securities (continued)
First Franklin Mortgage Loan Trust
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.28%), 0.74%, 12/25/36(c)	USD	10,456	$5,504,720
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.15%), 0.61%, 12/25/36(c)		11,645	11,156,525
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.60%), 1.06%, 01/25/36(c)		2,775	2,443,634
FirstKey Homes Trust, Series 2020-SFR1, Class F1, 3.64%, 08/17/37(a)		2,690	2,522,626
Flatiron CLO 18 Ltd., Series 2018-1A, Class A, (3 mo. LIBOR US + 0.95%), 1.19%, 04/17/31(a)(c)		1,230	1,216,900
Flatiron CLO 19 Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.00%), 3.46%, 11/16/34(a)(c)		250	244,061
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.11%), 1.36%, 07/19/34(a)(c)		13,960	13,758,670
Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 01/15/42(a)		6,456	6,215,153
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.74%, 02/25/37(c)		2,289	1,858,771
FS Rialto Issuer Ltd.
Series 2021-FL3, Class A, (1 mo. LIBOR US + 1.25%), 1.68%, 11/16/36(a)(c)		4,032	3,966,984
Series 2022-FL4, Class A, (SOFR (30-day) + 1.90%), 2.20%, 01/19/39(a)(c)		20,481	20,481,000
Galaxy XIX CLO Ltd., Series 2015-19A, Class A2RR, (3 mo. LIBOR US + 1.40%), 1.66%, 07/24/30(a)(c)		250	246,928
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3 mo. LIBOR US + 0.97%), 1.21%, 10/15/30(a)(c)		1,350	1,338,208
Galaxy XVIII CLO Ltd., Series 2018-28A, Class A1, (3 mo. LIBOR US + 1.10%), 1.34%, 07/15/31(a)(c)		1,220	1,211,527
Galaxy XXII CLO Ltd., Series 2016-22A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.44%, 04/16/34(a)(c)		4,180	4,150,468
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3 mo. LIBOR US + 1.02%), 1.48%, 05/16/31(a)(c)		1,320	1,310,100
Generate CLO 2 Ltd., Series 2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 01/22/31(a)(c)		250	249,008
Generate CLO 3 Ltd., Series 3A, Class BR, (3 mo. LIBOR US + 1.75%), 2.00%, 10/20/29(a)(c)		3,380	3,363,726
Generate CLO 4 Ltd.
Series 4A, Class A1R, (3 mo. LIBOR US + 1.09%), 1.34%, 04/20/32(a)(c)		8,250	8,208,597
Series 4A, Class BR, (3 mo. LIBOR US + 1.55%), 1.80%, 04/20/32(a)(c)		3,000	2,966,356
Series 4A, Class CR, (3 mo. LIBOR US + 2.15%), 2.40%, 04/20/32(a)(c)		3,000	2,973,493
Generate CLO 6 Ltd.
Series 6A, Class CR, (3 mo. LIBOR US + 2.45%), 2.70%, 01/22/35(a)(c)		570	568,009
Series 6A, Class DR, (3 mo. LIBOR US + 3.50%), 3.75%, 01/22/35(a)(c)		250	247,960

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Generate CLO 7 Ltd.
Series 7A, Class A1, (3 mo. LIBOR US + 1.37%), 1.63%, 01/22/33(a)(c)	USD	250	$248,895
Series 7A, Class C, (3 mo. LIBOR US + 2.75%), 3.01%, 01/22/33(a)(c)		500	499,722
Gilbert Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.19%), 1.43%, 10/15/30(a)(c)		500	495,863
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.60%), 1.84%, 10/15/30(a)(c)		250	247,692
Series 2017-1A, Class C, (3 mo. LIBOR US + 1.95%), 2.19%, 10/15/30(a)(c)		3,360	3,319,694
Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 10/15/30(a)(c)		2,652	2,604,902
GoldenTree Loan Management U.S. CLO 1 Ltd.
Series 2017-1A, Class A1R2, (3 mo. LIBOR US + 1.02%), 1.27%, 04/20/34(a)(c)		450	442,486
Series 2021-11A, Class A, (3 mo. LIBOR US + 1.13%), 1.38%, 10/20/34(a)(c)		5,520	5,454,458
Series 2021-11A, Class E, (3 mo. LIBOR US + 5.35%), 5.60%, 10/20/34(a)(c)		250	223,565
Series 2021-9A, Class E, (3 mo. LIBOR US + 4.75%), 5.00%, 01/20/33(a)(c)		250	221,599
GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, (3 mo. LIBOR US + 1.55%), 1.80%, 04/20/30(a)(c)		500	495,899
GoldenTree Loan Opportunities IX Ltd.
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.11%), 1.41%, 10/29/29(a)(c)		1,782	1,774,895
Series 2014-9A, Class BR2, (3 mo. LIBOR US + 1.60%), 1.90%, 10/29/29(a)(c)		1,000	993,261
GoldenTree Loan Opportunities X Ltd.
Series 2015-10A, Class AR, (3 mo. LIBOR US + 1.12%), 1.37%, 07/20/31(a)(c)		4,688	4,658,921
Series 2015-10A, Class DR, (3 mo. LIBOR US + 3.05%), 3.30%, 07/20/31(a)(c)		500	492,222
GoldenTree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (3 mo. LIBOR US + 1.07%), 1.31%, 01/18/31(a)(c)		3,749	3,725,091
Golub Capital BDC 3 CLO 1 LLC, Series 2021- 1A, Class C1, (3 mo. LIBOR US + 2.80%), 3.04%, 04/15/33(a)(c)		1,250	1,241,455
Golub Capital Partners CLO Ltd.
Series 2021-55A, Class A, (3 mo. LIBOR US + 1.20%), 1.45%, 07/20/34(a)(c)		430	425,738
Series 2021-58A, Class A1, (3 mo. LIBOR US + 1.18%), 1.42%, 01/25/35(a)(c)		1,640	1,621,914
Gracie Point International Funding
Series 2021-1A, Class B, (1 mo. LIBOR US + 1.40%), 1.63%, 11/01/23(a)(c)		710	705,407
Series 2021-1A, Class C, (1 mo. LIBOR US + 2.40%), 2.63%, 11/01/23(a)(c)		940	928,745
Great Lakes CLO Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.56%), 1.80%, 07/15/31(a)(c)		4,300	4,299,039
Great Lakes CLO V Ltd., Series 2021-5A, Class A, (3 mo. LIBOR US + 1.70%), 1.94%, 04/15/33(a)(c)		2,540	2,544,294
GreenPoint Manufactured Housing
Series 1999-5, Class M1B, 8.29%, 12/15/29(c)		713	729,019
Series 1999-5, Class M2, 9.23%, 12/15/29(c)		832	754,064

Security		Par (000)	Value

Asset-Backed Securities (continued)
Grippen Park CLO Ltd.
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.26%), 1.51%, 01/20/30(a)(c)	USD	1,123	$1,119,676
Series 2017-1A, Class D, (3 mo. LIBOR US + 3.30%), 3.55%, 01/20/30(a)(c)		250	248,088
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1 mo. LIBOR US + 0.70%), 1.16%, 12/25/35(c)		836	411,059
Series 2006-4, Class 1A1, 2.94%, 03/25/36(c)		1,802	1,427,026
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.14%), 0.60%, 03/25/36(c)		12	4,986
Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		468	123,665
GSAMP Trust
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.20%), 0.66%, 01/25/47(c)		816	506,243
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 3.38%), 3.83%, 02/25/47(c)		1,300	1,343,344
GT Loan Financing I Ltd., Series 2013-1A, Class CR, (3 mo. LIBOR US + 2.10%), 2.38%, 07/28/31(a)(c)		250	249,644
Gulf Stream Meridian 1 Ltd.
Series 2020-IA, Class A1, (3 mo. LIBOR US + 1.37%), 1.61%, 04/15/33(a)(c)		6,070	6,049,151
Series 2020-IA, Class B, (3 mo. LIBOR US + 2.00%), 2.24%, 04/15/33(a)(c)		250	247,922
Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33(a)(c)		1,000	987,747
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. LIBOR US + 1.32%), 1.56%, 04/15/34(a)(c)		300	297,994
Gulf Stream Meridian 4 Ltd.
Series 2021-4A, Class A1, (3 mo. LIBOR US + 1.20%), 1.44%, 07/15/34(a)(c)		12,060	11,942,800
Series 2021-4A, Class A2, (3 mo. LIBOR US + 1.85%), 2.09%, 07/15/34(a)(c)		1,750	1,741,482
Series 2021-4A, Class D, (3 mo. LIBOR US + 6.35%), 6.59%, 07/15/34(a)(c)		750	735,100
Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class A2, (3 mo. LIBOR US + 1.80%), 2.04%, 07/15/34(a)(c)		470	467,123
Gulf Stream Meridian 7 Ltd., Series 2022-7A, Class A1, (3 mo. CME Term SOFR + 1.36%), 1.66%, 07/15/35(a)(c)(d)		1,950	1,940,640
Harbor Park CLO Ltd., Series 2018-1A, Class E, (3 mo. LIBOR US + 5.60%), 5.85%, 01/20/31(a)(c)		500	482,290
Harvest CLO XXIII DAC, Series 23A, Class CE, (3 mo. EURIBOR + 2.05%), 2.05%, 10/20/32(a)(c)	EUR	1,430	1,545,775
Henley CLO IV DAC
Series 4A, Class C, (3 mo. EURIBOR + 2.10%), 2.10%, 04/25/34(a)(c)		560	604,059
Series 4A, Class D, (3 mo. EURIBOR + 3.00%), 3.00%, 04/25/34(a)(c)(d)		750	800,142
Series 4X, Class B1, (3 mo. EURIBOR + 1.35%), 1.35%, 04/25/34(c)(e)		540	577,126
Highbridge Loan Management Ltd. Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.25%), 1.49%, 07/18/31(a)(c)	USD	750	742,880

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Highbridge Loan Management Ltd.
Series 3A-2014, Class A1R, (3 mo. LIBOR US + 1.18%), 1.42%, 07/18/29(a)(c)	USD	3,070	$3,063,145
Series 7A-2015, Class BR, (3 mo. LIBOR US + 1.18%), 1.69%, 03/15/27(a)(c)		750	744,438
Home Equity Asset Trust
Series 2006-3, Class M2, (1 mo. LIBOR US + 0.60%), 1.06%, 07/25/36(c)		2,440	2,273,795
Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.76%, 05/25/37(c)		2,108	1,689,024
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.03%), 2.48%, 07/25/34(c)		379	376,646
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.19%), 0.65%, 04/25/37(c)		1,651	1,237,566
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(b)		1,914	251,815
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.72%), 1.12%, 04/15/36(c)		699	664,245
Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(a)		9,022	8,271,460
HPS Loan Management Ltd.
Series 10A-16, Class A1RR, (3 mo. LIBOR US + 1.14%), 1.39%, 04/20/34(a)(c)		5,620	5,575,040
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.00%), 1.32%, 02/05/31(a)(c)		11,313	11,230,118
Series 9A-2016, Class A1BR, (3 mo. LIBOR US + 1.40%), 1.65%, 07/19/30(a)(c)		300	297,612
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.14%), 1.39%, 10/19/28(a)(c)		4,337	4,324,238
Invesco Euro CLO II DAC, Series 2A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 08/15/34(a)(c)	EUR	490	526,751
Invesco Euro CLO V DAC, Series 5X, Class D, (3 mo. EURIBOR + 3.80%), 3.80%, 01/15/34(c)(e)		350	378,020
Invesco Euro CLO VII DAC, Series 7A, Class E, (3 mo. EURIBOR + 6.24%), 6.24%, 01/15/35(a)(c)		1,000	1,040,756
Invitation Homes Trust, Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.00%), 1.44%, 07/17/37(a)(c)	USD	664	663,831
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(a)(b)		215	206,054
Jamestown CLO XII Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 2.15%), 2.40%, 04/20/32(a)(c)		1,630	1,620,575
Jamestown CLO XVI Ltd., Series 2021-16A, Class B, (3 mo. LIBOR US + 1.80%), 2.06%, 07/25/34(a)(c)		250	247,662
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.41%), 0.86%, 05/25/36(c)		1,039	1,023,721
Kapitus Asset Securitization LLC, Series 2022-1A, Class A, 3.38%, 07/10/28(a)		7,928	7,692,819
Kayne CLO 4 Ltd., Series 2019-4A, Class C, (3 mo. LIBOR US + 2.80%), 3.06%, 04/25/32(a)(c)		675	673,039

Security		Par (000)	Value

Asset-Backed Securities (continued)
KKR CLO 10 Ltd., Series 10, Class BR, (3 mo. LIBOR US + 1.70%), 2.53%, 09/15/29(a)(c)	USD	360	$359,199
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.07%), 1.32%, 01/20/31(a)(c)		8,120	8,068,294
LCM 29 Ltd., Series 29A, Class AR, (3 mo. LIBOR US + 1.07%), 1.31%, 04/15/31(a)(c)		850	841,785
LCM XIV LP, Series 14A, Class AR, (3 mo. LIBOR US + 1.04%), 1.29%, 07/20/31(a)(c)		500	497,384
LCM XVII LP, Series 17A, Class A1AR, (3 mo. LIBOR US + 1.13%), 1.37%, 10/15/31(a)(c)		350	348,073
LCM XX LP
Series 20A, Class AR, (3 mo. LIBOR US + 1.04%), 1.29%, 10/20/27(a)(c)		1,613	1,606,408
Series 20A, Class BR, (3 mo. LIBOR US + 1.55%), 1.80%, 10/20/27(a)(c)		610	607,948
LCM XXI LP
Series 21A, Class AR, (3 mo. LIBOR US + 0.88%), 1.13%, 04/20/28(a)(c)		1,304	1,298,652
Series 21A, Class BR, (3 mo. LIBOR US + 1.40%), 1.65%, 04/20/28(a)(c)		250	248,820
Legacy Mortgage Asset Trust
Series 2019-SL2, Class A, 3.38%, 02/25/59(a)(c)		5,325	5,139,643
Series 2019-SL2, Class B, 0.00%, 02/25/59(a)(d)		1,935	290,281
Series 2019-SL2, Class M, 4.25%, 02/25/59(a)(c)		2,083	1,998,758
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		2,819	2,858,420
Series 2002-A, Class C, 0.00%, 06/15/33		264	243,418
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.09%), 0.55%, 06/25/37(a)(c)		350	268,100
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/28(a)		1,088	1,064,458
Series 2022-ST2, Class A, 3.25%, 04/15/28(a)(d)		1,467	1,467,000
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/31(a)		1,670	1,524,707
Series 2021-1A, Class C, 3.41%, 11/20/31(a)		1,270	1,164,383
Series 2021-1A, Class D, 5.05%, 11/20/31(a)		725	653,229
Series 2021-2A, Class C, 3.09%, 04/20/32(a)		1,000	905,585
Series 2021-2A, Class D, 4.46%, 04/20/32(a)		730	666,073
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27(d)		165	162,142
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.13%), 1.53%, 05/15/28(a)(c)		484	482,789
Series 2021-CRE6, Class A, (1 mo. LIBOR US + 1.30%), 1.70%, 11/15/38(a)(c)		3,560	3,536,106
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A, 2.75%, 07/20/47(a)		5,852	5,548,670
Series 2021-1GS, Class A, 2.29%, 01/20/48(a)		5,852	5,346,850
Logan CLO I Ltd., Series 2021-1A, Class A, (3 mo. LIBOR US + 1.16%), 1.41%, 07/20/34(a)(c)		4,510	4,460,950

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Long Beach Mortgage Loan Trust
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.30%), 0.76%, 06/25/36(c)	USD	3,262	$2,004,673
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.62%, 08/25/36(c)		8,726	4,175,943
Long Point Park CLO Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.38%), 1.62%, 01/17/30(a)(c)		430	423,978
Longfellow Place CLO Ltd., Series 2013-1A, Class BR3, (3 mo. LIBOR US + 1.75%), 1.99%, 04/15/29(a)(c)		500	499,446
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.25%), 3.71%, 03/25/32(c)		538	537,907
Madison Park Euro Funding XIV DAC, Series 14A, Class DR, (3 mo. EURIBOR + 3.60%), 3.60%, 07/15/32(a)(c)	EUR	750	803,423
Madison Park Euro Funding XVI DAC
Series 16A, Class D, (3 mo. EURIBOR + 3.20%), 3.20%, 05/25/34(a)(c)		1,000	1,056,867
Series 16A, Class E, (3 mo. EURIBOR + 6.02%), 6.02%, 05/25/34(a)(c)		900	926,918
Madison Park Funding XI Ltd., Series 2013-11A, Class AR2, (3 mo. LIBOR US + 0.90%), 1.16%, 07/23/29(a)(c)	USD	5,293	5,254,008
Madison Park Funding XIII Ltd.
Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.95%), 1.20%, 04/19/30(a)(c)		7,622	7,576,810
Series 2014-13A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.75%, 04/19/30(a)(c)		4,890	4,853,030
Madison Park Funding XIX Ltd.
Series 2015-19A, Class A1R2, (3 mo. LIBOR US + 0.92%), 1.18%, 01/22/28(a)(c)		7,194	7,145,338
Series 2015-19A, Class A2R2, (3 mo. LIBOR US + 1.50%), 1.76%, 01/22/28(a)(c)		1,000	993,572
Madison Park Funding XLIX Ltd., Series 2021-49A, Class E, (3 mo. LIBOR US + 6.25%), 6.37%, 10/19/34(a)(c)		250	245,649
Madison Park Funding XLV Ltd., Series 2020-45A, Class AR, (3 mo. LIBOR US + 1.12%), 1.36%, 07/15/34(a)(c)		4,660	4,618,060
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3 mo. LIBOR US + 0.94%), 1.20%, 10/21/30(a)(c)		14,970	14,829,544
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, (3 mo. LIBOR US + 1.26%), 1.50%, 01/15/33(a)(c)		3,000	2,982,769
Madison Park Funding XXIII Ltd.
Series 2017-23A, Class AR, (3 mo. LIBOR US + 0.97%), 1.24%, 07/27/31(a)(c)		750	744,482
Series 2017-23A, Class BR, (3 mo. LIBOR US + 1.55%), 1.82%, 07/27/31(a)(c)		500	496,361
Series 2017-23A, Class CR, (3 mo. LIBOR US + 2.00%), 2.27%, 07/27/31(a)(c)		900	895,732
Madison Park Funding XXIV Ltd., Series 2016-24A, Class BR, (3 mo. LIBOR US + 1.75%), 2.00%, 10/20/29(a)(c)		510	508,521
Madison Park Funding XXV Ltd., Series 2017-25A, Class A2R, (3 mo. LIBOR US + 1.65%), 1.91%, 04/25/29(a)(c)		1,430	1,421,243

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.20%), 1.50%, 07/29/30(a)(c)	USD	11,375	$11,387,282
Madison Park Funding XXVII Ltd., Series 2018-27A, Class A1A, (3 mo. LIBOR US + 1.03%), 1.28%, 04/20/30(a)(c)		500	496,132
Madison Park Funding XXXI Ltd.
Series 2018-31A, Class B, (3 mo. LIBOR US + 1.70%), 1.96%, 01/23/31(a)(c)		500	496,530
Series 2018-31A, Class C, (3 mo. LIBOR US + 2.15%), 2.41%, 01/23/31(a)(c)		500	499,432
Madison Park Funding XXXIII Ltd.
Series 2019-33A, Class AR, (3 mo. CME Term SOFR + 1.29%), 1.45%, 10/15/32(a)(c)		1,560	1,548,099
Series 2019-33A, Class BR, (3 mo. CME Term SOFR + 1.80%), 1.96%, 10/15/32(a)(c)		1,510	1,501,141
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class AR, (3 mo. LIBOR US + 1.12%), 1.38%, 04/25/32(a)(c)		250	248,438
Series 2019-34A, Class DR, (3 mo. LIBOR US + 3.35%), 3.61%, 04/25/32(a)(c)		250	248,975
Madison Park Funding XXXV Ltd., Series 2019-35A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.24%, 04/20/32(a)(c)		3,220	3,172,499
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, (3 mo. LIBOR US + 1.07%), 1.31%, 07/15/33(a)(c)		2,110	2,087,728
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3 mo. LIBOR US + 1.12%), 1.36%, 07/17/34(a)(c)		5,010	4,939,093
Man GLG Euro CLO, Series 6A, Class DR, (3 mo. EURIBOR + 3.50%), 3.50%, 10/15/32(a)(c)	EUR	1,680	1,860,239
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.18%), 1.42%, 12/18/30(a)(c)	USD	2,000	1,993,823
Marble Point CLO XXII Ltd., Series 2021-2A, Class B, (3 mo. LIBOR US + 1.85%), 2.11%, 07/25/34(a)(c)		250	247,418
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3 mo. LIBOR US + 3.65%), 3.74%, 01/22/35(a)(c)		250	248,593
Mariner CLO LLC
Series 2016-3A, Class AR2, (3 mo. LIBOR US + 0.99%), 1.25%, 07/23/29(a)(c)		1,570	1,561,608
Series 2016-3A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.76%, 07/23/29(a)(c)		1,978	1,959,843
Series 2016-3A, Class CR2, (3 mo. LIBOR US + 2.05%), 2.31%, 07/23/29(a)(c)		5,162	5,084,995
Series 2016-3A, Class DR2, (3 mo. LIBOR US + 2.90%), 3.16%, 07/23/29(a)(c)		500	481,429
Mariner Finance Issuance Trust
Series 2019-AA, Class B, 3.51%, 07/20/32(a)		2,420	2,372,786
Series 2019-AA, Class C, 4.01%, 07/20/32(a)		2,150	2,095,768
Series 2020-AA, Class B, 3.21%, 08/21/34(a)		1,630	1,539,388
Series 2020-AA, Class C, 4.10%, 08/21/34(a)		1,536	1,443,874
Series 2020-AA, Class D, 5.75%, 08/21/34(a)		2,030	1,900,206
Series 2021-BA, Class D, 3.42%, 11/20/36(a)		570	521,469
Series 2021-BA, Class E, 4.68%, 11/20/36(a)		1,265	1,156,700

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
MASTR Asset-Backed Securities Trust
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.52%), 0.98%, 06/25/36(a)(c)	USD	1,212	$1,154,486
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.28%), 0.74%, 05/25/37(c)		1,318	1,185,553
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.26%), 0.72%, 06/25/46(a)(c)		357	343,977
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A, 2.50%, 09/21/26(a) .		21,272	20,524,687
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.24%), 0.70%, 05/25/37(c)		1,612	1,337,008
Merrill Lynch Mortgage Investors Trust
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.26%), 0.72%, 08/25/37(c)		388	406,860
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.18%), 0.64%, 06/25/37(c)		870	226,089
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.97%), 1.23%, 04/21/31(a)(c)		1,987	1,969,727
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(a)		5,282	5,244,971
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.60%), 1.06%, 12/25/34(c)		820	731,946
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.87%), 1.33%, 09/25/35(c)		4,005	3,961,517
Series 2007-SEA1, Class 2A1, (1 mo. LIBOR US + 1.90%), 2.36%, 02/25/47(a)(c)		866	842,205
Morgan Stanley Home Equity Loan Trust, Series 2006-3, Class A3, (1 mo. LIBOR US + 0.32%), 0.78%, 04/25/36(c)		1,601	1,294,127
Morgan Stanley Mortgage Loan Trust, Series 2006-16AX, Class 1A, (1 mo. LIBOR US + 0.34%), 0.80%, 11/25/36(c)		3,824	946,476
Mosaic Solar Loan Trust
Series 2018-2GS, Class A, 4.20%, 02/22/44(a)		2,017	2,002,339
Series 2019-2A, Class A, 2.88%, 09/20/40(a)		647	627,457
Series 2020-1A, Class A, 2.10%, 04/20/46(a)		1,017	960,570
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.25%), 1.50%, 10/20/30(a)(c)		2,820	2,808,403
MP CLO VII Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.60%), 1.84%, 10/18/28(a)(c)		750	742,603
MP CLO VIII Ltd.
Series 2015-2A, Class ARR, (3 mo. LIBOR US + 1.20%), 1.48%, 04/28/34(a)(c)		5,910	5,853,543
Series 2015-2A, Class BRR, (3 mo. LIBOR US + 1.80%), 2.08%, 04/28/34(a)(c)		3,500	3,463,386
Myers Park CLO Ltd.
Series 2018-1A, Class B1, (3 mo. LIBOR US + 1.60%), 1.85%, 10/20/30(a)(c)		250	247,378
Series 2018-1A, Class C, (3 mo. LIBOR US + 2.05%), 2.30%, 10/20/30(a)(c)		250	247,909
Series 2018-1A, Class E, (3 mo. LIBOR US + 5.50%), 5.75%, 10/20/30(a)(c)		250	236,640
Nationstar Home Equity Loan Trust, Series 2007-B, Class M1, (1 mo. LIBOR US + 0.41%), 0.87%, 04/25/37(c)		3,320	3,151,082

Security		Par (000)	Value

Asset-Backed Securities (continued)
Navient Private Education Loan Trust,
Series 2014-AA, Class B, 3.50%, 08/15/44(a)	USD	6,000	$5,742,793
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2B, (1 mo. LIBOR US + 0.90%), 1.30%, 11/15/68(a)(c)		2,219	2,203,906
Series 2020-FA, Class B, 2.69%, 07/15/69(a)		2,590	2,476,874
Series 2021-DA, Class B, 2.61%, 04/15/60(a)		1,700	1,644,963
Series 2021-DA, Class C, 3.48%, 04/15/60(a)		4,380	4,098,153
Series 2021-DA, Class D, 4.00%, 04/15/60(a)		1,400	1,304,503
Nelnet Student Loan Trust
Series 2021-A, Class B2, 2.85%, 04/20/62(a)		22,590	21,009,125
Series 2021-A, Class C, 3.75%, 04/20/62(a)		13,100	12,718,740
Series 2021-A, Class D, 4.93%, 04/20/62(a)		5,340	5,032,603
Series 2021-BA, Class B, 2.68%, 04/20/62(a)		18,310	16,756,316
Series 2021-BA, Class C, 3.57%, 04/20/62(a)		5,130	4,732,140
Series 2021-BA, Class D, 4.75%, 04/20/62(a)		1,499	1,397,775
Series 2021-CA, Class B, 2.53%, 04/20/62(a)		16,690	15,122,460
Series 2021-CA, Class C, 3.36%, 04/20/62(a)		650	612,193
Series 2021-CA, Class D, 4.44%, 04/20/62(a)		990	940,704
Series 2021-DA, Class B, 2.90%, 04/20/62(a)		9,900	9,257,097
Series 2021-DA, Class C, 3.50%, 04/20/62(a)		1,070	1,000,820
Series 2021-DA, Class D, 4.38%, 04/20/62(a)		331	314,102
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR2, (3 mo. LIBOR US + 1.03%), 1.31%, 01/28/30(a)(c)		750	746,101
Neuberger Berman CLO XVII Ltd.
Series 2014-17A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.76%, 04/22/29(a)(c)		1,500	1,487,068
Series 2014-17A, Class CR2, (3 mo. LIBOR US + 2.00%), 2.26%, 04/22/29(a)(c)		1,900	1,880,573
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class AR, (3 mo. LIBOR US + 1.04%), 1.28%, 04/15/34(a)(c)		2,690	2,659,618
Neuberger Berman CLO XX Ltd. Series 2015-20A, Class ARR, (3 mo. LIBOR US + 1.16%), 1.40%, 07/15/34(a)(c)		1,000	988,936
Series 2015-20A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/34(a)(c)		750	740,611
Neuberger Berman CLO XXII Ltd.
Series 2016-22A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 10/17/30(a)(c)		250	247,920
Series 2016-22A, Class CR, (3 mo. LIBOR US + 2.20%), 2.44%, 10/17/30(a)(c)		250	247,622
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, (3 mo. LIBOR US + 1.35%), 1.59%, 10/18/29(a)(c)		250	246,800
Neuberger Berman Loan Advisers CLO 26 Ltd.
Series 2017-26A, Class AR, (3 mo. LIBOR US + 0.92%), 1.16%, 10/18/30(a)(c)		6,750	6,685,928
Series 2017-26A, Class BR, (3 mo. LIBOR US + 1.40%), 1.64%, 10/18/30(a)(c)		250	246,922
Neuberger Berman Loan Advisers CLO 29 Ltd.
Series 2018-29A, Class A1, (3 mo. LIBOR US + 1.13%), 1.38%, 10/19/31(a)(c)		500	497,226
Series 2018-29A, Class B1, (3 mo. LIBOR US + 1.70%), 1.95%, 10/19/31(a)(c)		250	248,299
Neuberger Berman Loan Advisers CLO 34 Ltd., Series 2019-34A, Class BR, (3 mo. CME Term SOFR + 1.75%), 1.99%, 01/20/35(a)(c)(d)		500	500,000

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class BR, (3 mo. LIBOR US + 1.45%), 1.70%, 07/20/31(a)(c)	USD	1,000	$988,142
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class E, (3 mo. LIBOR US + 7.20%), 7.45%, 01/20/32(a)(c)		250	248,012
Neuberger Berman Loan Advisers CLO 42 Ltd., Series 2021-42A, Class A, (3 mo. LIBOR US + 1.10%), 1.34%, 07/16/35(a)(c)		3,940	3,898,630
New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. LIBOR US + 0.68%), 1.13%, 12/25/35(c)		2,168	2,008,815
Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.37%, 12/21/29(a)(c)		250	248,866
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.40%), 0.86%, 10/25/36(a)(c)		96	119,484
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3 mo. EURIBOR + 1.90%), 1.90%, 01/21/35(a)(c)	EUR	400	436,221
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.87%), 1.12%, 10/20/27(a)(c)	USD	87	86,689
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A2, 5.26%, 01/15/19(c)		575	346,091
Series 2001-D, Class A4, 6.93%, 09/15/31(c)		366	256,113
Series 2002-B, Class M1, 7.62%, 06/15/32(c)		4,492	3,775,484
Ocean Trails CLO V, Series 2014-5A, Class BRR, (3 mo. LIBOR US + 1.95%), 2.19%, 10/13/31(a)(c)		250	248,575
Ocean Trails CLO X, Series 2020-10A, Class BR, (3 mo. LIBOR US + 1.80%), 2.04%, 10/15/34(a)(c)		250	247,093
OCP CLO Ltd.
Series 2013-4A, Class A2RR, (3 mo. LIBOR US + 1.45%), 1.71%, 04/24/29(a)(c)		2,500	2,484,324
Series 2013-4A, Class BRR, (3 mo. LIBOR US + 1.90%), 2.16%, 04/24/29(a)(c)		4,618	4,590,914
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.26%, 04/24/29(a)(c)		3,000	2,973,627
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.08%), 1.35%, 04/26/31(a)(c)		660	655,490
Series 2014-5A, Class A2R, (3 mo. LIBOR US + 1.40%), 1.67%, 04/26/31(a)(c)		1,070	1,054,539
Series 2014-6X, Class BR, (3 mo. LIBOR US + 2.15%), 2.39%, 10/17/30(c)(e)		250	246,476
Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.12%), 1.37%, 07/20/29(a)(c)		450	448,836
Series 2014-7A, Class A2RR, (3 mo. LIBOR US + 1.65%), 1.90%, 07/20/29(a)(c)		1,250	1,240,711
Series 2015-9A, Class BR2, (3 mo. CME Term SOFR + 1.75%), 2.16%, 01/15/33(a)(c)		250	249,564
Series 2015-9A, Class ER, (3 mo. CME Term SOFR + 6.80%), 7.21%, 01/15/33(a)(c)		500	497,475
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.95%), 2.43%, 11/20/30(a)(c)		500	492,977
Series 2019-16A, Class AR, (3 mo. LIBOR US + 1.00%), 1.23%, 04/10/33(a)(c)		1,480	1,466,680

Security		Par (000)	Value

Asset-Backed Securities (continued)
OCP CLO Ltd.
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.58%, 04/10/33(a)(c)	USD	950	$899,844
Series 2020-18A, Class AR, (3 mo. LIBOR US + 1.09%), 1.34%, 07/20/32(a)(c)		2,080	2,059,271
Series 2020-19A, Class BR, (3 mo. LIBOR US + 1.70%), 1.95%, 10/20/34(a)(c)		500	492,750
Series 2021-22A, Class A, (3 mo. LIBOR US + 1.18%), 1.30%, 12/02/34(a)(c)		2,010	1,987,734
OCP Euro CLO DAC
Series 2017-2X, Class B, (3 mo. EURIBOR + 1.35%), 1.35%, 01/15/32(c)(e)	EUR	1,130	1,231,348
Series 2019-3A, Class CR, (3 mo. EURIBOR + 2.30%), 2.30%, 04/20/33(a)(c)		250	272,412
Series 2019-3A, Class DR, (3 mo. EURIBOR + 3.30%), 3.30%, 04/20/33(a)(c)		250	268,054
Series 2020-4A, Class B1R, (3 mo. EURIBOR + 1.70%), 1.70%, 09/22/34(a)(c)(d)		3,320	3,639,622
Series 2020-4A, Class ER, (3 mo. EURIBOR + 5.94%), 5.94%, 09/22/34(a)(c)		2,300	2,438,628
Series 2020-4X, Class ER, (3 mo. EURIBOR + 5.94%), 5.94%, 09/22/34(c)(e)		500	530,136
Octagon 54 Ltd., Series 2021-1A, Class D, (3 mo. LIBOR US + 3.05%), 3.29%, 07/15/34(a)(c)	USD	1,000	989,164
Octagon 56 Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.65%), 1.77%, 10/15/34(a)(c)		250	246,961
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.96%), 1.20%, 04/16/31(a)(c)		7,300	7,221,144
Octagon Investment Partners 24 Ltd., Series 2015-1A, Class A2S, (3 mo. LIBOR US + 1.70%), 1.96%, 04/21/31(a)(c)		3,440	3,410,048
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.19%), 1.44%, 01/20/31(a)(c)		500	497,479
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 0.97%), 1.21%, 04/15/31(a)(c)		250	247,466
Octagon Investment Partners 37 Ltd., Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.58%), 1.84%, 07/25/30(a)(c)		750	742,245
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class B, (3 mo. LIBOR US + 1.65%), 1.90%, 10/20/30(a)(c)		350	346,867
Octagon Investment Partners 43 Ltd., Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.65%), 1.91%, 10/25/32(a)(c)		250	247,897
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.65%), 1.89%, 07/15/36(a)(c)		3,290	3,248,157
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.35%), 1.60%, 07/19/30(a)(c)		1,430	1,423,675
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.02%), 1.26%, 07/17/30(a)(c)		3,580	3,549,985
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.00%), 1.26%, 01/25/31(a)(c)		8,490	8,425,211

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
OHA Credit Funding 2 Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 04/21/34(a)(c)	USD	14,440	$14,323,888
OHA Credit Funding 3 Ltd.
Series 2019-3A, Class AR, (3 mo. LIBOR US + 1.14%), 1.39%, 07/02/35(a)(c)		3,475	3,443,725
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.65%), 1.90%, 07/02/35(a)(c)		2,989	2,954,785
OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3 mo. LIBOR US + 1.15%), 1.41%, 10/22/36(a)(c)		1,000	987,491
OHA Credit Funding 6 Ltd., Series 2020-6A, Class AR, (3 mo. LIBOR US + 1.14%), 1.39%, 07/20/34(a)(c)		850	840,716
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.04%), 1.50%, 05/23/31(a)(c)		6,219	6,169,446
Series 2015-1A, Class AR3, (3 mo. LIBOR US + 1.15%), 1.36%, 01/19/37(a)(c)		5,400	5,339,126
Series 2016-1A, Class B1R, (3 mo. LIBOR US + 1.60%), 1.85%, 01/20/33(a)(c)		250	247,254
OneMain Financial Issuance Trust
Series 2019-1A, Class E, 5.69%, 02/14/31(a)		5,010	5,001,866
Series 2019-2A, Class A, 3.14%, 10/14/36(a)		14,760	14,424,154
Series 2020-1A, Class A, 3.84%, 05/14/32(a)		12,330	12,425,353
Series 2020-2A, Class C, 2.76%, 09/14/35(a)		2,620	2,457,682
Series 2020-2A, Class D, 3.45%, 09/14/35(a)		6,620	6,276,618
Series 2021-1A, Class C, 2.22%, 06/16/36(a)		430	390,416
Series 2021-1A, Class D, 2.47%, 06/16/36(a)		920	813,428
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 05/08/31(a)		1,070	1,018,792
Series 2021-B, Class C, 3.65%, 05/08/31(a)		510	496,148
Series 2021-B, Class D, 5.41%, 05/08/31(a)		910	876,602
Series 2021-C, Class A, 2.18%, 10/08/31(a)		15,195	14,308,914
Series 2021-C, Class B, 2.67%, 10/08/31(a)		7,070	6,674,454
Series 2021-C, Class C, 3.61%, 10/08/31(a)		2,276	2,170,951
Series 2021-C, Class D, 5.57%, 10/08/31(a)		250	238,859
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1 mo. LIBOR US + 0.74%), 1.19%, 11/25/35(c)		4,030	3,793,389
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.60%, 02/25/37(c)		1,033	763,750
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.21%), 0.67%, 03/25/37(c)		2,360	1,953,761
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(b)		2,232	2,042,286
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(b)		5,349	4,917,643
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(b)		2,821	2,612,351
Origen Manufactured Housing Contract Trust
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		1,189	1,141,730
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.20%), 1.60%, 10/15/37(a)(c)		1,027	995,484
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3 mo. LIBOR US + 1.45%), 1.57%, 06/21/32(a)(c)		1,000	989,701
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.50%, 01/25/37(b)		1,891	1,759,651

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM Funding IV Ltd.
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.25%), 1.51%, 10/22/30(a)(c)	USD	13,280	$13,203,420
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.70%), 1.96%, 10/22/30(a)(c)		2,120	2,103,012
OZLM VI Ltd., Series 2014-6A, Class A2AS, (3 mo. LIBOR US + 1.75%), 1.99%, 04/17/31(a)(c)		2,080	2,062,870
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3 mo. LIBOR US + 2.10%), 2.34%, 10/17/29(a)(c)(d)		1,160	1,154,200
OZLM XII Ltd., Series 2015-12A, Class A2R, (3 mo. LIBOR US + 1.60%), 1.90%, 04/30/27(a)(c)		500	498,680
OZLM XVIII Ltd., Series 2018-18A, Class A, (3 mo. LIBOR US + 1.02%), 1.26%, 04/15/31(a)(c)		3,120	3,094,605
OZLM XX Ltd., Series 2018-20A, Class A2, (3 mo. LIBOR US + 1.65%), 1.90%, 04/20/31(a)(c)		850	840,675
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.90%), 2.15%, 01/20/31(a)(c)		930	910,901
OZLM XXII Ltd., Series 2018-22A, Class A1, (3 mo. LIBOR US + 1.07%), 1.31%, 01/17/31(a)(c)		999	991,895
OZLM XXIV Ltd., Series 2019-24A, Class A2AR, (3 mo. LIBOR US + 1.70%), 1.95%, 07/20/32(a)(c)		750	740,793
Pagaya AI Debt Selection Trust, Series 2022-1, Class A, 2.03%, 10/15/29(a)		23,292	22,866,264
Palmer Square CLO Ltd.
Series 2013-2A, Class A1A3, (3 mo. LIBOR US + 1.00%), 1.25%, 10/17/31(a)(c)		3,390	3,357,491
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.13%), 1.37%, 01/17/31(a)(c)		4,548	4,522,986
Series 2015-1A, Class A2R4, (3 mo. LIBOR US + 1.70%), 2.18%, 05/21/34(a)(c)		1,250	1,237,649
Series 2015-2A, Class A2R2, (3 mo. LIBOR US + 1.55%), 1.80%, 07/20/30(a)(c)		2,500	2,478,472
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 3.00%, 07/20/30(a)(c)		1,000	977,542
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.27%, 04/18/31(a)(c)		4,860	4,835,509
Series 2018-2A, Class A1A, (3 mo. LIBOR US + 1.10%), 1.34%, 07/16/31(a)(c)		4,820	4,786,847
Series 2018-2A, Class A1B, (3 mo. LIBOR US + 1.35%), 1.59%, 07/16/31(a)(c)		250	247,814
Series 2018-2A, Class A2, (3 mo. LIBOR US + 1.65%), 1.89%, 07/16/31(a)(c)		1,500	1,488,419
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.84%, 07/16/31(a)(c)		250	238,281
Series 2020-3A, Class A1AR, (3 mo. LIBOR US + 1.08%), 1.59%, 11/15/31(a)(c)		1,020	1,011,301
Series 2021-1A, Class A2, (3 mo. LIBOR US + 1.40%), 1.65%, 04/20/34(a)(c)		250	244,742
Series 2021-3A, Class A1, (3 mo. LIBOR US + 1.15%), 1.38%, 01/15/35(a)(c)		360	355,994
Palmer Square Loan Funding Ltd.
Series 2019-1A, Class A2, (3 mo. LIBOR US + 1.65%), 1.90%, 04/20/27(a)(c)		250	249,724

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
Series 2019-1A, Class D, (3 mo. LIBOR US + 5.80%), 6.05%, 04/20/27(a)(c)	USD	2,050	$2,046,747
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.50%, 04/20/27(a)(c)		2,340	2,335,320
Series 2019-2A, Class C, (3 mo. LIBOR US + 3.25%), 3.50%, 04/20/27(a)(c)		250	249,997
Series 2019-2A, Class D, (3 mo. LIBOR US + 5.50%), 5.75%, 04/20/27(a)(c)		1,500	1,492,936
Series 2019-2A, Class E, (3 mo. LIBOR US + 6.75%), 7.00%, 04/20/27(a)(c)		250	248,874
Series 2019-3A, Class A2, (3 mo. LIBOR US + 1.60%), 2.08%, 08/20/27(a)(c)		2,610	2,605,030
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.58%, 08/20/27(a)(c)		1,940	1,938,855
Series 2019-3A, Class D, (3 mo. LIBOR US + 5.35%), 5.83%, 08/20/27(a)(c)		1,250	1,237,792
Series 2019-4A, Class B, (3 mo. LIBOR US + 2.10%), 2.36%, 10/24/27(a)(c)		1,460	1,459,064
Series 2019-4A, Class D, (3 mo. LIBOR US + 5.90%), 6.16%, 10/24/27(a)(c)		3,013	3,002,629
Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.35%), 1.83%, 02/20/28(a)(c)		4,860	4,833,040
Series 2020-1A, Class C, (3 mo. LIBOR US + 2.50%), 2.98%, 02/20/28(a)(c)		375	374,314
Series 2020-1A, Class D, (3 mo. LIBOR US + 4.85%), 5.33%, 02/20/28(a)(c)		400	388,035
Series 2020-2A, Class A2, (3 mo. LIBOR US + 1.55%), 1.80%, 04/20/28(a)(c)		5,850	5,831,468
Series 2020-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.50%, 04/20/28(a)(c)		1,000	998,722
Series 2020-2A, Class C, (3 mo. LIBOR US + 3.00%), 3.25%, 04/20/28(a)(c)		1,000	997,737
Series 2020-4A, Class A2, (3 mo. LIBOR US + 1.60%), 2.10%, 11/25/28(a)(c)		2,640	2,632,901
Series 2020-4A, Class C, (3 mo. LIBOR US + 3.60%), 4.10%, 11/25/28(a)(c)		500	499,007
Series 2021-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.25%, 04/20/29(a)(c)		500	499,979
Series 2021-2A, Class A2, (3 mo. LIBOR US + 1.25%), 1.73%, 05/20/29(a)(c)		1,430	1,411,427
Series 2021-2A, Class D, (3 mo. LIBOR US + 5.00%), 5.48%, 05/20/29(a)(c)		500	484,652
Series 2021-4A, Class D, (3 mo. LIBOR US + 5.00%), 5.13%, 10/15/29(a)(c)		1,480	1,343,182
Parallel Ltd., Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.75%), 2.00%, 07/20/27(a)(c)		1,150	1,142,928
Park Avenue Institutional Advisers CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 1.24%), 1.64%, 02/14/34(a)(c)		6,400	6,333,188
Series 2017-1A, Class A2R, (3 mo. LIBOR US + 1.55%), 1.95%, 02/14/34(a)(c)		4,450	4,371,317
Series 2019-1A, Class A1, (3 mo. LIBOR US + 1.48%), 1.99%, 05/15/32(a)(c)		500	498,116
Series 2019-1A, Class A2A, (3 mo. LIBOR US + 2.00%), 2.51%, 05/15/32(a)(c)		500	495,945
Series 2021-1A, Class D, (3 mo. LIBOR US + 7.30%), 7.55%, 01/20/34(a)(c)		250	239,161
Series 2021-2A, Class D, (3 mo. LIBOR US + 3.40%), 3.64%, 07/15/34(a)(c)		250	248,164

Security	Par (000)		Value

Asset-Backed Securities (continued)
Penta CLO
Series 2022-11A, Class B, (3 mo. EURIBOR + 2.45%), 0.00%, 11/15/34(a)(c)	EUR	2,720	$3,009,000
Series 2022-11A, Class D, (3 mo. EURIBOR + 4.80%), 0.00%, 11/15/34(a)(c)		2,110	2,334,187
Penta CLO 8 DAC, Series 2020-8A, Class ER, (3 mo. EURIBOR + 5.93%), 5.93%, 01/15/34(a)(c)		500	547,583
Pikes Peak CLO 1, Series 2018-1A, Class A, (3 mo. LIBOR US + 1.18%), 1.44%, 07/24/31(a)(c)	USD	975	972,161
Pikes Peak CLO 8, Series 2021-8A, Class A, (3 mo. LIBOR US + 1.17%), 1.42%, 07/20/34(a)(c)		7,000	6,928,669
Post CLO Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.19%, 04/16/31(a)(c)		500	494,809
PPM CLO 2 Ltd.
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.75%), 2.00%, 04/16/32(a)(c)		500	495,182
Series 2019-2A, Class DR, (3 mo. LIBOR US + 3.40%), 3.65%, 04/16/32(a)(c)		250	248,510
Preston Ridge Partners Mortgage LLC, Series 2020-4, Class A1, 2.95%, 10/25/25(a)(b)		7,228	7,042,506
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 07/25/51(a)(b)		15,197	14,738,301
Series 2021-RN4, Class A1, 2.49%, 10/25/51(a)(c)		7,303	7,231,217
Prima Capital CRE Securitization Ltd.
Series 2015-4A, Class C, 4.00%, 08/24/49(a)(d)		1,590	1,544,844
Series 2016-6A, Class C, 4.00%, 08/24/40(a)(d)		7,170	7,060,299
Prodigy Finance DAC
Series 2021-1A, Class A, (1 mo. LIBOR US + 1.25%), 1.71%, 07/25/51(a)(c)		6,080	6,066,822
Series 2021-1A, Class B, (1 mo. LIBOR US + 2.50%), 2.96%, 07/25/51(a)(c)		1,260	1,259,763
Series 2021-1A, Class C, (1 mo. LIBOR US + 3.75%), 4.21%, 07/25/51(a)(c)		730	730,994
Series 2021-1A, Class D, (1 mo. LIBOR US + 5.90%), 6.36%, 07/25/51(a)(c)		500	500,201
Progress Residential Trust
Series 2020-SFR2, Class B, 2.58%, 06/17/37(a)		550	525,372
Series 2020-SFR2, Class D, 3.87%, 06/17/37(a)		1,886	1,848,009
Series 2020-SFR3, Class E, 2.30%, 10/17/27(a)		2,870	2,582,277
Series 2020-SFR3, Class F, 2.80%, 10/17/27(a)		5,410	4,914,648
Series 2021-SFR1, Class F, 2.76%, 04/17/38(a)		2,900	2,497,396
Series 2021-SFR10, Class E2, 3.67%, 12/17/40(a)		2,128	1,937,453
Series 2021-SFR10, Class F, 4.61%, 12/17/40(a)		8,594	7,924,017
Series 2021-SFR2, Class F, 3.40%, 04/19/38(a)		5,967	5,441,333
Series 2021-SFR3, Class F, 3.44%, 05/17/26(a)		6,640	5,992,805

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Progress Residential Trust
Series 2021-SFR4, Class F, 3.41%, 05/17/38(a)	USD	8,330	$7,631,066
Series 2021-SFR9, Class F, 4.05%, 11/17/40(a)		1,342	1,148,726
Series 2022-SFR1, Class F, 4.88%, 02/17/41(a)		2,617	2,396,128
Series 2022-SFR1, Class G, 5.52%, 02/17/41(a)		2,617	2,388,900
Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, (3 mo. LIBOR US + 0.94%), 1.18%, 10/15/30(a)(c)		4,805	4,761,549
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.10%), 1.36%, 07/25/31(a)(c)		5,472	5,434,120
Rad CLO 15 Ltd.
Series 2021-15A, Class A, (3 mo. LIBOR US + 1.09%), 1.34%, 01/20/34(a)(c)		300	296,413
Series 2021-15A, Class B, (3 mo. LIBOR US + 1.65%), 1.90%, 01/20/34(a)(c)		430	425,679
Series 2021-15A, Class E, (3 mo. LIBOR US + 6.20%), 6.45%, 01/20/34(a)(c)		250	247,540
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3 mo. LIBOR US + 1.08%), 1.32%, 10/15/31(a)(c)		3,255	3,228,085
Rad CLO 3 Ltd.
Series 2019-3A, Class BR, (3 mo. LIBOR US + 1.55%), 1.79%, 04/15/32(a)(c)		250	246,951
Series 2019-3A, Class CR, (3 mo. LIBOR US + 1.85%), 2.09%, 04/15/32(a)(c)		475	468,137
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3 mo. LIBOR US + 1.12%), 1.38%, 07/24/32(a)(c)		3,770	3,736,064
Rad CLO 7 Ltd., Series 2020-7A, Class A1, (3 mo. LIBOR US + 1.20%), 1.44%, 04/17/33(a)(c)		500	496,124
Rad CLO 9 Ltd., Series 2020-9A, Class B1, (3 mo. LIBOR US + 1.90%), 2.14%, 01/15/34(a)(c)		250	248,657
RAMP Series Trust, Series 2004-RS7, Class A2A, (1 mo. LIBOR US + 0.62%), 0.81%, 07/25/34(c)		1,506	1,269,112
Recette CLO Ltd., Series 2015-1A, Class BRR, (3 mo. LIBOR US + 1.40%), 1.65%, 04/20/34(a)(c)		500	490,251
Regatta IX Funding Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 2.45%), 2.69%, 04/17/30(a)(c)		250	249,541
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3 mo. LIBOR US + 1.16%), 1.41%, 04/20/34(a)(c)		4,700	4,664,750
Regatta VII Funding Ltd.
Series 2016-1A, Class A1R2, (3 mo. LIBOR US + 1.15%), 2.08%, 06/20/34(a)(c)		1,600	1,583,626
Series 2016-1A, Class BR2, (3 mo. LIBOR US + 1.60%), 2.53%, 06/20/34(a)(c)		500	493,492
Regatta VIII Funding Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 1.70%), 1.94%, 10/17/30(a)(c)		750	746,250
Regatta X Funding Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.45%), 1.69%, 01/17/31(a)(c)		250	247,091

Security	Par (000)		Value

Asset-Backed Securities (continued)
Regatta XIII Funding Ltd., Series 2018-2A, Class C, (3 mo. LIBOR US + 3.10%), 3.34%, 07/15/31(a)(c)	USD	375	$370,007
Regatta XVI Funding Ltd., Series 2019-2A, Class B, (3 mo. LIBOR US + 2.05%), 2.29%, 01/15/33(a)(c)		250	248,315
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3 mo. LIBOR US + 1.45%), 1.69%, 01/15/34(a)(c)		750	737,581
Regatta XXIV Funding Ltd.
Series 2021-5A, Class D, (3 mo. LIBOR US + 3.10%), 3.19%, 01/20/35(a)(c)		250	245,110
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.80%), 6.89%, 01/20/35(a)(c)		250	243,085
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/30(a)		1,526	1,476,431
Series 2021-3, Class A, 0.00%, 10/17/33(d)		21,460	20,440,650
Series 2022-1, Class A, 3.07%, 03/15/32(a)		4,274	4,155,712
Series 2022-1, Class B, 3.71%, 03/15/32(a)		810	785,683
Series 2022-1, Class C, 4.46%, 03/15/32(a)		534	517,865
Series 2022-1, Class D, 6.72%, 03/15/32(a)		1,695	1,645,657
Republic Finance Issuance Trust
Series 2021-A, Class A, 2.30%, 12/22/31(a)		13,570	12,876,789
Series 2021-A, Class B, 2.80%, 12/22/31(a)		3,000	2,822,206
Series 2021-A, Class C, 3.53%, 12/22/31(a)		1,020	959,622
Series 2021-A, Class D, 5.23%, 12/22/31(a)		1,440	1,356,713
Riserva CLO Ltd., Series 2016-3A, Class ARR, (3 mo. LIBOR US + 1.06%), 1.30%, 01/18/34(a)(c)		5,690	5,601,692
Rockfield Park CLO DAC, Series 1X, Class D, (3 mo. EURIBOR + 5.95%), 5.95%, 07/16/34(c)(e)	EUR	125	123,073
Rockford Tower CLO Ltd.
Series 2017-1A, Class AR2, (3 mo. LIBOR US + 1.10%), 1.35%, 04/20/34(a)(c)	USD	11,327	11,160,217
Series 2017-1A, Class BR2A, (3 mo. LIBOR US + 1.65%), 1.90%, 04/20/34(a)(c)		7,079	6,963,966
Series 2017-2A, Class BR, (3 mo. LIBOR US + 1.50%), 1.74%, 10/15/29(a)(c)		8,271	8,196,702
Series 2017-2A, Class CR, (3 mo. LIBOR US + 1.90%), 2.14%, 10/15/29(a)(c)		2,750	2,728,912
Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 10/15/29(a)(c)		4,766	4,682,748
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.49%, 10/15/29(a)(c)		1,750	1,651,397
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.19%), 1.44%, 10/20/30(a)(c)		15,384	15,329,993
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.10%), 1.58%, 05/20/31(a)(c)		1,953	1,943,235
Series 2018-1A, Class B, (3 mo. LIBOR US + 1.72%), 2.20%, 05/20/31(a)(c)		1,500	1,489,019
Series 2018-1A, Class D, (3 mo. LIBOR US + 3.00%), 3.48%, 05/20/31(a)(c)		750	741,844
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.16%), 1.41%, 10/20/31(a)(c)		1,000	995,818
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.80%), 2.05%, 10/20/31(a)(c)		500	497,036
Series 2019-2A, Class BR, (3 mo. LIBOR US + 1.65%), 2.13%, 08/20/32(a)(c)		1,250	1,236,782
Series 2020-1A, Class B, (3 mo. LIBOR US + 1.80%), 2.05%, 01/20/32(a)(c)		680	675,922

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
Series 2021-1A, Class A1, (3 mo. LIBOR US + 1.17%), 1.42%, 07/20/34(a)(c)	USD	7,760	$7,679,956
Rockford Tower Europe CLO DAC
Series 2018-1A, Class E, (3 mo. EURIBOR + 5.36%), 5.36%, 12/20/31(a)(c)	EUR	1,480	1,565,514
Series 2018-1X, Class B, (3 mo. EURIBOR + 1.85%), 1.85%, 12/20/31(c)(e)		3,898	4,313,145
Series 2018-1X, Class C, (3 mo. EURIBOR + 2.47%), 2.47%, 12/20/31(c)(e)		1,805	1,997,450
Romark CLO IV Ltd.
Series 2021-4A, Class C1, (3 mo. LIBOR US + 3.20%), 3.43%, 07/10/34(a)(c)	USD	1,940	1,896,922
Series 2021-4A, Class C2, (3 mo. LIBOR US + 5.00%), 5.23%, 07/10/34(a)(c)		1,000	992,892
Romark CLO Ltd., Series 2017-1A, Class B, (3 mo. LIBOR US + 2.15%), 2.41%, 10/23/30(a)(c)		750	742,396
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.03%), 1.28%, 04/20/31(a)(c)		5,262	5,219,892
RR 1 LLC, Series 2017-1A, Class A1AB, (3 mo. LIBOR US + 1.15%), 1.39%, 07/15/35(a)(c)		9,490	9,398,477
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.09%), 1.33%, 01/15/30(a)(c)		4,130	4,105,679
RR 4 Ltd., Series 2018-4A, Class A2, (3 mo. LIBOR US + 1.55%), 1.79%, 04/15/30(a)(c)		1,400	1,390,294
RR 5 Ltd., Series 2018-5A, Class A2, (3 mo. LIBOR US + 1.65%), 1.89%, 10/15/31(a)(c)		1,000	996,724
RRE 5 Loan Management DAC, Series 5A, Class A2R, (3 mo. EURIBOR + 1.75%), 1.75%, 01/15/37(a)(c)(d)	EUR	2,160	2,371,101
RRE 6 Loan Management DAC, Series 6X, Class D, (3 mo. EURIBOR + 6.25%), 6.25%, 04/15/35(c)(e)		500	512,930
RRE 9 Loan Management DAC, Series 9A, Class A2, (3 mo. EURIBOR + 1.70%), 1.70%, 10/15/36(a)(c)		3,130	3,405,435
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.30%), 0.76%, 08/25/36(c)	USD	49	48,485
Securitized Asset Backed Receivables LLC Trust, Series 2006-OP1, Class M6, (1 mo. LIBOR US + 1.01%), 1.46%, 10/25/35(c)		340	311,942
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.35%), 0.81%, 04/25/37(a)(c)		33	33,069
Service Experts Issuer LLC, Series 2021-1A, Class A, 2.67%, 02/02/32(a)		7,275	6,961,491
SG Mortgage Securities Trust, Series 2006- FRE2, Class A2C, (1 mo. LIBOR US + 0.32%), 0.78%, 07/25/36(c)		904	238,362
Shackleton CLO Ltd., Series 2019-14A, Class BR, (3 mo. LIBOR US + 1.80%), 2.05%, 07/20/34(a)(c)		250	247,581
Signal Peak CLO 1 Ltd.
Series 2014-1A, Class AR3, (3 mo. LIBOR US + 1.16%), 1.40%, 04/17/34(a)(c)		23,070	22,830,520
Series 2014-1A, Class BR3, (3 mo. LIBOR US + 1.80%), 2.04%, 04/17/34(a)(c)		3,010	2,972,620
Signal Peak CLO 2 LLC
Series 2015-1A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.75%, 04/20/29(a)(c)		7,152	7,091,418

Security	Par (000)		Value

Asset-Backed Securities (continued)
Signal Peak CLO 2 LLC
Series 2015-1A, Class CR2, (3 mo. LIBOR US + 1.90%), 2.15%, 04/20/29(a)(c)	USD	2,000	$1,968,240
Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.11%), 1.37%, 04/25/31(a)(c)		3,550	3,528,667
Signal Peak CLO 8 Ltd.
Series 2020-8A, Class A, (3 mo. LIBOR US + 1.27%), 1.52%, 04/20/33(a)(c)		3,010	2,986,610
Series 2020-8A, Class B, (3 mo. LIBOR US + 1.65%), 1.90%, 04/20/33(a)(c)		1,000	986,435
Silver Creek CLO Ltd.
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.24%), 1.49%, 07/20/30(a)(c)		5,444	5,428,308
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.30%), 2.55%, 07/20/30(a)(c)		500	496,758
Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. LIBOR US + 1.10%), 1.35%, 07/20/34(a)(c)		16,995	16,737,196
Sixth Street CLO XVII Ltd., Series 2021-17A, Class E, (3 mo. LIBOR US + 6.20%), 6.45%, 01/20/34(a)(c)		625	619,732
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class E, (3 mo. LIBOR US + 6.50%), 6.75%, 04/20/34(a)(c)		1,500	1,484,839
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3 mo. LIBOR US + 1.16%), 1.41%, 10/20/34(a)(c)		250	247,130
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.40%), 1.23%, 06/15/33(c)		1,099	1,074,122
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.33%), 1.16%, 03/15/24(c)		2,325	2,314,121
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. LIBOR US + 4.75%), 5.15%, 10/15/41(a)(c)		17,085	18,937,338
SMB Private Education Loan Trust
Series 2015-B, Class B, 3.50%, 12/17/40(a)		2,480	2,400,502
Series 2020-B, Class B, 2.76%, 07/15/53(a)		2,440	2,266,000
Series 2020-PTA, Class A2A, 1.60%, 09/15/54(a)		16,547	15,834,675
Series 2020-PTA, Class B, 2.50%, 09/15/54(a)		6,740	6,153,956
Series 2021-A, Class B, 2.31%, 01/15/53(a)		4,670	4,361,377
Series 2021-A, Class C, 2.99%, 01/15/53(a)		11,470	10,694,964
Series 2021-A, Class D1, 3.86%, 01/15/53(a)		6,160	5,887,881
Series 2021-A, Class D2, 3.86%, 01/15/53(a)		3,360	3,197,445
Series 2021-C, Class B, 2.30%, 01/15/53(a)		880	821,499
Series 2021-C, Class C, 3.00%, 01/15/53(a)		730	696,058
Series 2021-C, Class D, 3.93%, 01/15/53(a)		350	330,553
SoFi RR Funding IV Trust, Series 2021-1, Class A, 2.98%, 12/31/25(a)(b)(d)		5,827	5,768,697
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.07%), 1.34%, 01/26/31(a)(c)		825	819,594
Sound Point CLO XII Ltd., Series 2016-2A, Class CR2, (3 mo. LIBOR US + 2.05%), 2.30%, 10/20/28(a)(c)		4,500	4,481,062
Sound Point CLO XV Ltd.
Series 2017-1A, Class ARR, (3 mo. LIBOR US + 0.90%), 1.16%, 01/23/29(a)(c)		1,352	1,343,784

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Sound Point CLO XV Ltd.
Series 2017-1A, Class BR, (3 mo. LIBOR US + 1.50%), 1.76%, 01/23/29(a)(c)	USD	350	$347,034
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.80%), 2.05%, 01/21/31(a)(c)		500	485,451
Sound Point CLO XXII Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.08%), 1.33%, 01/20/32(a)(c)		600	594,761
Sound Point CLO XXIII Ltd., Series 2019-2A, Class AR, (3 mo. LIBOR US + 1.17%), 1.41%, 07/15/34(a)(c)		19,610	19,403,220
Sound Point CLO XXVI Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.35%), 3.60%, 07/20/34(a)(c)		1,430	1,429,980
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.28%), 1.54%, 01/25/32(a)(c)		2,065	2,059,837
Sound Point Euro CLO, Series 7A, Class E, (3 mo. EURIBOR + 6.27%), 6.27%, 01/25/35(a)(c)	EUR	1,000	1,005,162
Sound Point Euro CLO II Funding DAC, Series 2A, Class ER, (3 mo. EURIBOR + 6.34%), 6.34%, 01/26/36(a)(c)		1,600	1,634,405
Soundview Home Loan Trust, Series 2004- WMC1, Class M2, (1 mo. LIBOR US + 0.80%), 1.25%, 01/25/35(c)	USD	39	35,718
St. Paul’s CLO VI DAC, Series 6A, Class DRRE, (3 mo. EURIBOR + 3.30%), 3.30%, 05/20/34(a)(c)	EUR	1,250	1,334,087
St. Paul’s CLO XII DAC, Series 12X, Class B1, (3 mo. EURIBOR + 1.60%), 1.60%, 04/15/33(c)(e)		1,420	1,540,745
STAR Trust, Series 2021-SFR1, Class F, (1 mo. LIBOR US + 2.40%), 2.84%, 04/17/38(a)(c)	USD	1,030	993,782
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.25%), 1.49%, 10/15/30(a)(c)		4,140	4,124,146
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.80%), 2.04%, 01/15/30(a)(c)		1,630	1,592,729
Stratus CLO Ltd.
Series 2021-1A, Class E, (3 mo. LIBOR US + 5.00%), 5.09%, 12/29/29(a)(c)		1,000	919,665
Series 2021-1A, Class SUB, 0.00%, 12/29/29(a)(c)		1,000	779,600
Series 2021-2A, Class E, (3 mo. LIBOR US + 5.75%), 5.84%, 12/28/29(a)(c)		250	239,369
Series 2021-3A, Class C, (3 mo. LIBOR US + 2.05%), 2.14%, 12/29/29(a)(c)		250	244,957
Series 2021-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.84%, 12/29/29(a)(c)		250	239,472
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31(a)		146	140,138
Sutton Park CLO DAC, Series 1X, Class BE, (3 mo. EURIBOR + 2.35%), 2.35%, 11/15/31(c)(e)	EUR	940	1,019,158
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, (3 mo. LIBOR US + 1.15%), 1.39%, 10/15/31(a)(c)	USD	450	447,667

Security	Par (000)		Value

Asset-Backed Securities (continued)
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.88%), 1.12%, 04/15/28(a)(c)	USD	1,926	$1,916,530
Symphony CLO XXII Ltd., Series 2020-22A, Class B, (3 mo. LIBOR US + 1.70%), 1.94%, 04/18/33(a)(c)		250	247,738
Symphony CLO XXIII Ltd.
Series 2020-23A, Class BR, (3 mo. LIBOR US + 1.60%), 1.84%, 01/15/34(a)(c)		500	494,717
Series 2020-23A, Class CR, (3 mo. LIBOR US + 2.00%), 2.24%, 01/15/34(a)(c)		500	495,410
Series 2020-23A, Class ER, (3 mo. LIBOR US + 6.15%), 6.39%, 01/15/34(a)(c)		250	247,319
Symphony CLO XXIV Ltd., Series 2020-24A, Class A, (3 mo. LIBOR US + 1.20%), 1.46%, 01/23/32(a)(c)		250	248,122
Symphony CLO XXVI Ltd., Series 2021-26A, Class AR, (3 mo. LIBOR US + 1.08%), 1.33%, 04/20/33(a)(c)		2,377	2,354,125
TCI-Flatiron CLO Ltd., Series 2017-1A, Class AR, (3 mo. LIBOR US + 0.96%), 1.43%, 11/18/30(a)(c)		4,180	4,141,531
TCW CLO AMR Ltd., Series 2019-1A, Class ASNR, (3 mo. LIBOR US + 1.22%), 1.68%, 08/16/34(a)(c)		250	246,868
TCW CLO Ltd., Series 2020-1A, Class DRR, (3 mo. LIBOR US + 3.40%), 3.65%, 04/20/34(a)(c)		1,100	1,070,601
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.15%), 1.39%, 01/16/31(a)(c)		1,467	1,459,029
TICP CLO III-2 Ltd., Series 2018-3R, Class B, (3 mo. LIBOR US + 1.35%), 1.60%, 04/20/28(a)(c)		500	497,671
TICP CLO IX Ltd.
Series 2017-9A, Class A, (3 mo. LIBOR US + 1.14%), 1.39%, 01/20/31(a)(c)		3,080	3,062,727
Series 2017-9A, Class B, (3 mo. LIBOR US + 1.60%), 1.85%, 01/20/31(a)(c)		450	446,704
Series 2017-9A, Class D, (3 mo. LIBOR US + 2.90%), 3.15%, 01/20/31(a)(c)		500	492,120
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.99%, 07/17/31(a)(c)		1,000	947,898
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3 mo. LIBOR US + 1.12%), 1.36%, 01/15/34(a)(c)		4,870	4,808,408
Series 2016-6A, Class BR2, (3 mo. LIBOR US + 1.50%), 1.74%, 01/15/34(a)(c)		6,270	6,175,797
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(a)(c)		1,000	975,034
TICP CLO XI Ltd.
Series 2018-11A, Class A, (3 mo. LIBOR US + 1.18%), 1.43%, 10/20/31(a)(c)		750	747,375
Series 2018-11A, Class B, (3 mo. LIBOR US + 1.73%), 1.98%, 10/20/31(a)(c)		250	248,783
Series 2018-11A, Class D, (3 mo. LIBOR US + 3.05%), 3.30%, 10/20/31(a)(c)		250	245,851
TICP CLO XII Ltd., Series 2018-12A, Class AR, (3 mo. LIBOR US + 1.17%), 1.41%, 07/15/34(a)(c)		500	494,858

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
TICP CLO XV Ltd., Series 2020-15A, Class D, (3 mo. LIBOR US + 3.15%), 3.40%, 04/20/33(a)(c)	USD	500	$499,994
Trestles CLO III Ltd.
Series 2020-3A, Class A1, (3 mo. LIBOR US + 1.33%), 1.58%, 01/20/33(a)(c)		8,860	8,820,962
Series 2020-3A, Class B1, (3 mo. LIBOR US + 1.85%), 2.10%, 01/20/33(a)(c)		2,590	2,574,181
Series 2020-3A, Class C, (3 mo. LIBOR US + 2.25%), 2.50%, 01/20/33(a)(c)		750	745,345
Series 2020-3A, Class E, (3 mo. LIBOR US + 6.50%), 6.75%, 01/20/33(a)(c)		500	492,528
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3 mo. LIBOR US + 1.17%), 1.43%, 07/21/34(a)(c)		6,950	6,873,550
Trestles CLO Ltd.
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.99%), 1.25%, 04/25/32(a)(c)		250	246,289
Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.16%, 04/25/32(a)(c)		250	244,839
Trestles CLO V Ltd.
Series 2021-5A, Class A1, (3 mo. LIBOR US + 1.17%), 1.33%, 10/20/34(a)(c)		6,950	6,866,600
Series 2021-5A, Class E, (3 mo. LIBOR US + 6.35%), 6.51%, 10/20/34(a)(c)		250	247,650
Tricon American Homes, Series 2020-SFR1, Class D, 2.55%, 07/17/38(a)		6,675	6,103,240
Tricon American Homes Trust
Series 2017-SFR2, Class F, 5.10%, 01/17/36(a)		8,715	8,655,389
Series 2018-SFR1, Class E, 4.56%, 05/17/37(a)		890	857,082
Series 2018-SFR1, Class F, 4.96%, 05/17/37(a)		610	595,580
Tricon Residential Trust
Series 2021-SFR1, Class F, 3.69%, 07/17/38(a)		4,805	4,441,298
Series 2021-SFR1, Class G, 4.13%, 07/17/38(a)		3,324	3,012,713
Trimaran Cavu Ltd.
Series 2019-1A, Class B, (3 mo. LIBOR US + 2.20%), 2.45%, 07/20/32(a)(c)		750	744,957
Series 2019-1A, Class C1, (3 mo. LIBOR US + 3.15%), 3.40%, 07/20/32(a)(c)		500	499,850
Series 2019-1A, Class D, (3 mo. LIBOR US + 4.15%), 4.40%, 07/20/32(a)(c)		500	492,722
Series 2019-1A, Class E, (3 mo. LIBOR US + 7.04%), 7.29%, 07/20/32(a)(c)		250	243,662
Trimaran CAVU Ltd.
Series 2019-2A, Class C, (3 mo. LIBOR US + 4.72%), 4.96%, 11/26/32(a)(c)		500	497,221
Series 2021-2A, Class D1, (3 mo. LIBOR US + 3.25%), 3.38%, 10/25/34(a)(c)		250	245,246
Trinitas CLO IV Ltd., Series 2016-4A, Class A2L2, (3 mo. LIBOR US + 1.40%), 1.64%, 10/18/31(a)(c)		970	973,257
Trinitas CLO XIV Ltd.
Series 2020-14A, Class B, (3 mo. LIBOR US + 2.00%), 2.26%, 01/25/34(a)(c)		3,460	3,428,279
Series 2020-14A, Class C, (3 mo. LIBOR US + 3.00%), 3.26%, 01/25/34(a)(c)		2,290	2,289,449

Security	Par (000)		Value

Asset-Backed Securities (continued)
Upstart Pass-Through Trust
Series 2020-ST5, Class A, 3.00%, 12/20/26(a)	USD	736	$717,838
Series 2021-ST4, Class A, 2.00%, 07/20/27(a)		1,061	1,024,434
Series 2021-ST5, Class A, 2.00%, 07/20/27(a)		541	522,510
Series 2022-ST1, Class A, 2.60%, 03/20/30(a)		4,365	4,257,384
Venture CLO Ltd., Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.07%), 1.31%, 07/18/31(a)(c)		1,480	1,468,936
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.22%), 1.46%, 10/15/29(a)(c)		9,820	9,790,421
VERDE CLO Ltd., Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.10%), 1.34%, 04/15/32(a)(c)		250	247,721
VOLT CVI LLC, Series 2021-NP12, Class A1, 2.73%, 12/26/51(a)(b)		14,790	14,373,292
Voya CLO Ltd.
Series 2014-4A, Class A1RA, (3 mo. LIBOR US + 1.10%), 1.34%, 07/14/31(a)(c)		248	246,004
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.19%), 1.44%, 10/20/31(a)(c)		250	249,735
Series 2017-1A, Class A1R, (3 mo. LIBOR US + 0.95%), 1.19%, 04/17/30(a)(c)		500	496,355
Series 2017-3A, Class A1R, (3 mo. LIBOR US + 1.04%), 1.29%, 04/20/34(a)(c)		2,178	2,153,264
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.13%), 1.37%, 10/15/30(a)(c)		7,140	7,107,509
Series 2017-4A, Class B, (3 mo. LIBOR US + 1.45%), 1.69%, 10/15/30(a)(c)		250	247,024
Series 2018-1A, Class A2, (3 mo. LIBOR US + 1.30%), 1.55%, 04/19/31(a)(c)		250	246,718
Series 2019-1A, Class AR, (3 mo. LIBOR US + 1.06%), 1.30%, 04/15/31(a)(c)		10,079	10,002,843
Voya Euro CLO II DAC
Series 2A, Class AR, (3 mo. EURIBOR + 0.96%), 0.96%, 07/15/35(a)(c)(d)	EUR	6,060	6,673,708
Series 2A, Class CR, (3 mo. EURIBOR + 2.15%), 2.15%, 07/15/35(a)(c)(d)		750	812,057
Voya Euro CLO V DAC
Series 5A, Class B1, (3 mo. EURIBOR + 1.75%), 1.75%, 04/15/35(a)(c)		1,970	2,143,323
Series 5A, Class D, (3 mo. EURIBOR + 3.10%), 3.10%, 04/15/35(a)(c)		500	531,844
Series 5A, Class E, (3 mo. EURIBOR + 5.81%), 5.81%, 04/15/35(a)(c)		850	869,348
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.13%), 0.59%, 07/25/37(a)(c)	USD	907	896,914
Washington Mutual Asset-Backed Certificates Trust
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.36%), 0.82%, 09/25/36(c)		4,387	1,627,064
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.16%), 0.61%, 10/25/36(c)		1,434	1,199,108
Series 2007-HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.70%, 05/25/37(c)		1,063	981,508

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Wellfleet CLO Ltd., Series 2017-3A, Class B, (3 mo. LIBOR US + 1.95%), 2.19%, 01/17/31(a)(c)	USD	750	$734,324
Whitebox CLO I Ltd.
Series 2019-1A, Class CR, (3 mo. LIBOR US + 3.05%), 3.31%, 07/24/32(a)(c)		4,120	4,033,374
Series 2019-1A, Class DR, (3 mo. LIBOR US + 6.40%), 6.66%, 07/24/32(a)(c)		3,300	3,100,549
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3 mo. LIBOR US + 1.22%), 1.48%, 10/24/34(a)(c)		1,900	1,874,844
Series 2020-2A, Class BR, (3 mo. LIBOR US + 1.75%), 2.01%, 10/24/34(a)(c)		1,470	1,452,702
Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.35%), 3.61%, 10/24/34(a)(c)		1,470	1,438,669
Whitebox CLO III Ltd.
Series 2021-3A, Class D, (3 mo. LIBOR US + 3.35%), 3.47%, 10/15/34(a)(c)		1,250	1,235,762
Series 2021-3A, Class E, (3 mo. LIBOR US + 6.85%), 6.97%, 10/15/34(a)(c)		1,000	990,587
Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.05%), 1.29%, 07/15/28(a)(c)		1,439	1,439,084
Woodmont Trust, Series 2017-2A, Class A1R, (3 mo. LIBOR US + 1.67%), 1.92%, 04/20/33(a)(c)		9,340	9,361,872
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.40%), 0.86%, 06/25/37(a)(c)		2,220	871,268
York CLO 1 Ltd.
Series 2014-1A, Class BRR, (3 mo. LIBOR US + 1.65%), 1.91%, 10/22/29(a)(c)		750	745,303
Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.27%, 10/22/29(a)(c)		250	248,611

Total Asset-Backed Securities — 12.8% (Cost: $2,762,491,284)			2,696,907,819

		Shares

Common Stocks

Aerospace & Defense — 0.0%
Astra Space, Inc. (Acquired 8/13/21, cost $6,050,300)(f)(g)		605,030	2,335,416
Rocket Lab U.S.A., Inc.(f)		356,061	2,866,291

			5,201,707

Chemicals — 0.1%
CF Industries Holdings, Inc.		43,687	4,502,382
Element Solutions, Inc.		152,789	3,346,079
Mosaic Co.		35,655	2,371,058

			10,219,519

Diversified Financial Services — 0.1%
Crown PropTech Acquisitions(f)		385,188	3,836,473
Crown PropTech Acquisitions(d)(f)		147,660	484,325
KINS Technology Group, Inc.(f)		798,484	8,048,719
KINS Technology Group, Inc.(d)(f)		299,400	209,580
Pivotal Investment Corp. III(f)		155,262	1,530,883
Proof Acquisition Corp. I(d)(f)		43,947	46,584
Rotor Acquisition Corp.(d)(f)		68,776	306,053

Security	Shares	Value

Diversified Financial Services (continued)
Tishman Speyer Innovation Corp. II(f)	99,570	$975,786
TPB Acquisition Corp. I, Class A(f)	238,684	2,322,395

		17,760,798

Diversified Telecommunication Services — 0.0%
Frontier Communications Parent, Inc.(f)	208,073	5,757,380

Energy Equipment & Services — 0.0%
Vantage Drilling Co.(f)	311,000	—

Entertainment — 0.0%
Lions Gate Entertainment Corp., Class A(f)	322,025	5,232,906
Playstudios, Inc. (Acquired 7/30/21, cost $6,614,230)(f)(g)	661,423	3,207,902

		8,440,808

Equity Real Estate Investment Trusts (REITs) — 0.1%
DiamondRock Hospitality Co.(f)	448,690	4,531,769
Park Hotels & Resorts, Inc.	211,699	4,134,481
Service Properties Trust	460,014	4,061,924
Sonder Holdings, Inc., Class A (Acquired 2/09/22, cost $5,889,917)(f)(g)	655,861	3,115,340
Sunstone Hotel Investors, Inc.(f)	193,160	2,275,425
Xenia Hotels & Resorts, Inc.(f)	247,348	4,771,343

		22,890,282

Health Care Providers & Services — 0.1%
Cano Health, Inc. (Acquired 7/21/21, cost $5,389,680)(f)(g)	538,968	3,422,447
CareMax Corp. (Acquired 7/15/21, cost $3,556,720)(f)(g)	355,672	2,656,870
HCA Healthcare, Inc.	9,971	2,498,932
Tenet Healthcare Corp.(f)	25,710	2,210,031

		10,788,280

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment, Inc.(f)	29,128	2,253,342

Household Durables — 0.0%
Century Communities, Inc.	33,731	1,806,970
Taylor Morrison Home Corp.(f)	101,170	2,753,847

		4,560,817

Independent Power and Renewable Electricity Producers — 0.0%
Altus Power, Inc. (Acquired 1/21/22, cost $3,683,000)(f)(g)	368,300	2,736,469

Interactive Media & Services — 0.0%
Genius Sports Ltd.(f)	613,543	2,822,298

Internet & Direct Marketing Retail — 0.0%
Amazon.com, Inc.(f)	2,447	7,977,098

Machinery — 0.1%
Sarcos Technology & Robotics (Acquired 10/21/21, cost $27,841,430)(f)(g)	2,784,143	18,514,551
Sarcos Technology & Robotics Corp.(f)(h)	252,296	1,677,768

		20,192,319

Media — 0.0%
Altice U.S.A., Inc., Class A(f)	70,556	880,539

Metals & Mining — 0.0%
Northern Graphite Corp.(f)	99,612	62,947

Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp.(i)	581,346	26,003,606
Chesapeake Energy Corp.	26,158	2,275,746
Green Plains, Inc.(f)	172,197	5,339,829

		33,619,181

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Professional Services — 0.0%
Planet Labs PBC, Class A (Acquired 1/06/22,cost $4,680,000)(f)(g)		468,000	$2,377,440

Real Estate Management & Development — 0.1%
Forestar Group, Inc.(f)		64,597	1,147,243
Offerpad Solutions, Inc., Class A (Acquired 10/1/21, cost $5,895,570)(f)(g)		589,557	2,965,471
Opendoor Technologies, Inc.(f)(h)		833,000	7,205,450

			11,318,164

Software — 0.0%
Informatica, Inc., Class A(f)(h)		191,500	3,780,210
Latch, Inc. (Acquired 6/04/21, cost $4,118,490)(f)(g)		411,849	1,758,595

			5,538,805

Technology Hardware, Storage & Peripherals — 0.0%
Western Digital Corp.(f)		47,635	2,365,078

Total Common Stocks — 0.8% (Cost: $200,004,315)			177,763,271

		Par (000)

Corporate Bonds

Aerospace & Defense — 1.1%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	USD	10,484	10,519,559
BAE Systems PLC, 3.40%, 04/15/30(a)		17,757	17,497,159
Boeing Co.
2.85%, 10/30/24		2,714	2,701,613
5.81%, 05/01/50		1,878	2,168,596
5.93%, 05/01/60		2,036	2,350,737
Embraer Netherlands Finance BV
5.05%, 06/15/25		1,747	1,764,470
5.40%, 02/01/27		947	948,776
6.95%, 01/17/28(a)		1,027	1,083,036
Huntington Ingalls Industries, Inc.
3.84%, 05/01/25		5,245	5,301,027
2.04%, 08/16/28(a)		1,291	1,167,042
4.20%, 05/01/30		7,846	8,160,210
L3Harris Technologies, Inc.
4.40%, 06/15/28		13,382	13,916,508
4.40%, 06/15/28		6,041	6,282,292
2.90%, 12/15/29		2,864	2,752,999
1.80%, 01/15/31		13,168	11,441,342
Lockheed Martin Corp.
3.60%, 03/01/35		14,240	14,388,015
3.80%, 03/01/45		1,981	2,022,804
2.80%, 06/15/50		4,958	4,339,821
Northrop Grumman Corp.
3.25%, 01/15/28		21,091	21,091,958
4.03%, 10/15/47		5,580	5,871,146
5.25%, 05/01/50		7,520	9,371,002
Raytheon Technologies Corp.
3.15%, 12/15/24		4,040	4,057,674
7.20%, 08/15/27		2,353	2,800,640
7.00%, 11/01/28		7,205	8,637,670
4.13%, 11/16/28		27,218	28,451,046
2.15%, 05/18/30	EUR	4,391	4,857,981
2.38%, 03/15/32	USD	7,351	6,748,429
4.50%, 06/01/42		712	785,119
4.15%, 05/15/45		1,895	1,941,283
2.82%, 09/01/51		8,774	7,378,854

Security	Par (000)		Value

Aerospace & Defense (continued)
Raytheon Technologies Corp.
3.03%, 03/15/52	USD	16,169	$14,166,117
Textron, Inc.
3.90%, 09/17/29		8,086	8,228,717
2.45%, 03/15/31		2,258	2,044,303

			235,237,945

Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31		2,037	1,859,374
GXO Logistics, Inc.
1.65%, 07/15/26(a)		1,030	929,884
2.65%, 07/15/31(a)		5,405	4,686,675

			7,475,933

Airlines — 0.6%
Air Canada Pass-Through Trust
Series 2017-1, Class AA, 3.30%, 01/15/30(a)		1,805	1,721,744
Series 2017-1, Class B, 3.70%, 01/15/26(a)		16	15,691
Allegiant Travel Co., 8.50%, 02/05/24(a)		5,339	5,579,255
American Airlines Pass-Through Trust
4.95%, 01/15/23		1,067	1,063,601
4.00%, 12/15/25(d)		1,254	1,231,809
3.50%, 12/15/27(d)		4,143	4,018,649
Series 2015-2, Class AA, 3.60%, 09/22/27		941	914,038
Series 2015-2, Class B, 4.40%, 09/22/23		5,002	4,870,213
Series 2016-1, Class AA, 3.58%, 01/15/28		3,761	3,573,140
Series 2016-1, Class B, 5.25%, 01/15/24		3,605	3,516,903
Series 2016-2, Class AA, 3.20%, 06/15/28		1,738	1,649,783
Series 2016-3, Class AA, 3.00%, 10/15/28		10,352	9,618,803
Series 2017-1, Class AA, 3.65%, 02/15/29		1,324	1,282,467
Series 2017-1, Class B, 4.95%, 02/15/25		1,047	1,003,586
Series 2019-1, Class AA, 3.15%, 02/15/32		4,708	4,421,969
Series 2019-1, Class B, 3.85%, 02/15/28		4,162	3,695,094
American Airlines, Inc.
4.13%, 06/15/22(d)		15,927	15,907,888
4.87%, 10/22/23(d)		687	683,154
Delta Air Lines Pass-Through Trust,
Series 2019-1, Class AA, 3.20%, 04/25/24		10,553	10,561,989
Gol Equity Finance SA, 3.75%, 07/15/24(a)(j)		790	644,838
Gol Finance, Inc., 7.00%, 01/31/25(a)		4,700	3,848,125
Sun Country Airlines
Series 2019-1B, 4.70%, 12/15/25(d)		1,932	1,871,523
Series 2019-1C, 7.00%, 12/15/25(d)		1,821	1,784,634
Series 2022-1A, 4.84%, 03/15/31		4,740	4,740,000
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%, 03/15/27(a)		1,175	963,800
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 04/11/26		3,405	3,417,671
Series 2014-1, Class B, 4.75%, 04/11/22		275	275,217
Series 2014-2, Class B, 4.63%, 09/03/22		311	312,649
Series 2015-1, Class AA, 3.45%, 12/01/27		1,340	1,322,931
Series 2016-1, Class AA, 3.10%, 07/07/28		522	505,904
Series 2016-2, Class AA, 2.88%, 10/07/28		1,646	1,559,612
Series 2016-2, Class B, 3.65%, 10/07/25		201	187,944
Series 2018-1, Class AA, 3.50%, 03/01/30		1,117	1,079,875
Series 2019-2, Class AA, 2.70%, 05/01/32		3,148	2,881,965
Series 2019-2, Class B, 3.50%, 05/01/28		3,220	2,908,637
Series 2020-1, Class A, 5.88%, 10/15/27		19,120	19,791,156
Series 2020-1, Class B, 4.88%, 01/15/26		3,344	3,300,034

			126,726,291

Auto Components — 0.0%
Dana, Inc., 4.25%, 09/01/30		870	796,224

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Auto Components (continued)
Metalsa S A P I De CV, 3.75%, 05/04/31(e)	USD	1,261	$1,086,036
Nemak SAB de CV, 3.63%, 06/28/31(e)		1,261	1,089,031

			2,971,291

Automobiles — 0.2%
BMW Finance NV, 2.85%, 08/14/29(a)		2,107	2,035,301
Ford Motor Co., 3.25%, 02/12/32		2,396	2,139,939
General Motors Co., 6.13%, 10/01/25		6,381	6,850,140
Lightning eMotors, Inc., 7.50%, 05/15/24(a)(j)		2,487	2,148,542
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)		30,687	30,421,716
TML Holdings Pte Ltd., 4.35%, 06/09/26(e)		1,511	1,424,118

			45,019,756

Banks — 4.8%
Banco Espirito Santo SA
2.63%, 05/08/17(e)(f)(k)	EUR	400	64,163
4.75%, 01/15/18(e)(f)(k)		2,200	352,894
4.00%, 01/21/19(e)(f)(k)		6,300	1,010,559
Banco GNB Sudameris SA, 7.50%, 04/16/31(a)	USD	680	627,742
Banco Santander SA
2.71%, 06/27/24		17,000	16,819,641
1.85%, 03/25/26		9,400	8,785,816
3.31%, 06/27/29		4,400	4,260,868
Banco Votorantim SA, 4.00%, 09/24/22(a)		1,258	1,266,885
Bangkok Bank PCL
3.73%, 09/25/34(e)		600	559,425
3.47%, 09/23/36(e)		1,130	1,010,491
Bank of America Corp.
3.00%, 12/20/23		3,584	3,593,049
3.55%, 03/05/24		6,568	6,605,499
0.81%, 10/24/24		17,714	17,138,536
4.00%, 01/22/25		4,268	4,346,146
2.46%, 10/22/25		57,084	56,090,768
3.37%, 01/23/26		7,675	7,678,874
4.45%, 03/03/26		7,276	7,524,753
3.38%, 04/02/26		37,621	37,570,352
3.56%, 04/23/27		9,646	9,673,467
1.73%, 07/22/27		25,938	24,088,231
3.82%, 01/20/28		8,622	8,721,461
2.55%, 02/04/28		39,948	38,169,628
3.71%, 04/24/28		15,339	15,437,097
3.59%, 07/21/28		4,479	4,486,796
3.97%, 03/05/29		15,446	15,681,054
4.27%, 07/23/29		9,689	9,996,172
3.97%, 02/07/30		12,139	12,334,924
3.19%, 07/23/30		2,132	2,062,975
2.59%, 04/29/31		7,000	6,457,965
1.92%, 10/24/31		11,536	10,021,067
2.65%, 03/11/32		12,464	11,431,427
2.30%, 07/21/32		21,149	18,822,930
2.57%, 10/20/32		15,611	14,185,146
2.97%, 02/04/33		25,869	24,239,066
2.68%, 06/19/41		13,912	11,746,712
BNP Paribas SA, 2.59%, 01/20/28(a)		14,925	14,045,988
BPCE SA, 2.70%, 10/01/29(a)		9,322	8,852,378
Citigroup, Inc.
3.29%, 03/17/26		34,237	34,121,478
3.07%, 02/24/28		48,500	47,236,998
3.67%, 07/24/28		23,560	23,565,212
2.98%, 11/05/30		46,263	43,880,853
3.06%, 01/25/33		2,320	2,167,654
Citizens Financial Group, Inc., 3.25%, 04/30/30		2,910	2,844,062
Danske Bank A/S
1.17%, 12/08/23(a)		3,435	3,390,683

Security	Par (000)		Value

Banks (continued)
Danske Bank A/S
5.38%, 01/12/24(a)	USD	10,356	$10,677,443
3.24%, 12/20/25(a)		2,142	2,110,493
1.62%, 09/11/26(a)		3,505	3,241,032
Grupo Aval Ltd., 4.75%, 09/26/22(e)		1,073	1,077,694
HSBC Holdings PLC
2.25%, 11/22/27		11,394	10,616,208
4.58%, 06/19/29		7,160	7,366,941
3.97%, 05/22/30		9,719	9,722,934
2.80%, 05/24/32		4,699	4,269,697
ICICI Bank Ltd., 3.80%, 12/14/27(e)		1,900	1,879,575
ING Groep NV, 4.63%, 01/06/26(a)		10,727	11,086,629
Intesa Sanpaolo SpA, 3.13%, 07/14/22(a)		2,686	2,689,997
JPMorgan Chase & Co.
4.02%, 12/05/24		9,414	9,564,704
3.22%, 03/01/25		8,357	8,386,592
2.01%, 03/13/26		7,098	6,842,950
3.78%, 02/01/28		31,394	31,795,715
2.95%, 02/24/28		23,334	22,771,096
3.54%, 05/01/28		31,691	31,773,924
2.18%, 06/01/28		2,018	1,893,181
4.01%, 04/23/29		1,030	1,053,072
4.45%, 12/05/29		8,248	8,597,409
2.96%, 01/25/33		23,312	21,977,465
4.26%, 02/22/48		3,796	4,056,721
4.03%, 07/24/48		7,638	7,850,633
3.96%, 11/15/48		10,734	10,964,571
3.90%, 01/23/49		4,640	4,693,034
Kasikornbank PCL, 3.34%, 10/02/31(e)		908	851,988
KeyCorp, 4.10%, 04/30/28		75	76,984
Kookmin Bank, 2.50%, 11/04/30(e)		1,610	1,428,038
Lloyds Banking Group PLC, 1.63%, 05/11/27		10,241	9,390,502
Mitsubishi UFJ Financial Group, Inc.
2.62%, 07/18/22		206	206,799
3.46%, 03/02/23		13,006	13,141,948
0.85%, 09/15/24		10,565	10,239,159
2.19%, 02/25/25		8,281	8,006,023
1.41%, 07/17/25		4,615	4,323,547
Mizuho Financial Group, Inc.
2.84%, 07/16/25		797	787,918
2.56%, 09/13/25		18,319	17,942,753
1.98%, 09/08/31		8,781	7,676,874
Santander UK Group Holdings PLC
1.09%, 03/15/25		13,776	13,103,230
1.53%, 08/21/26		8,185	7,523,955
Standard Chartered PLC, 2.61%, 01/12/28(a)		23,796	22,246,805
Sumitomo Mitsui Financial Group, Inc.
2.70%, 07/16/24		16,297	16,139,140
2.35%, 01/15/25		16,561	16,092,892
Texas Capital Bank N.A., (3 mo. LIBOR US + 4.50%), 5.51%, 09/30/24(a)(c)		18,500	18,199,562
Toronto-Dominion Bank, 3.20%, 03/10/32		4,750	4,674,683
Washington Mutual Escrow Bonds
0.00%(d)(f)(k)(l)		13,308	1
0.00%(d)(f)(k)(l)		11,911	1
0.00%(d)(f)(k)(l)		2,570	—
0.00%(d)(f)(k)(l)		3,115	—
Wells Fargo & Co.
0.81%, 05/19/25		4,309	4,113,588
3.53%, 03/24/28		7,012	6,997,918

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Wells Fargo & Co.
3.58%, 05/22/28	USD	2,740	$2,735,546
2.88%, 10/30/30		1,635	1,553,967

			1,017,381,416

Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		25,977	27,860,738
4.90%, 02/01/46		4,980	5,538,481
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29		27,853	30,197,532
8.00%, 11/15/39		1,382	2,014,531
4.60%, 04/15/48		13,461	14,528,104
5.55%, 01/23/49		2,589	3,156,705

			83,296,091

Biotechnology — 0.6%
AbbVie, Inc.
2.60%, 11/21/24		27,141	26,953,266
3.80%, 03/15/25		10,493	10,687,985
3.60%, 05/14/25		15,855	16,063,181
4.55%, 03/15/35		12,142	13,034,507
4.50%, 05/14/35		7,179	7,705,197
4.45%, 05/14/46		2,398	2,548,076
4.88%, 11/14/48		7,823	8,841,639
Amgen, Inc.
4.40%, 05/01/45		13,058	13,711,932
4.20%, 02/22/52		1,374	1,420,983
Biogen, Inc.
2.25%, 05/01/30		10,692	9,620,082
3.15%, 05/01/50		7,550	6,182,638
Gilead Sciences, Inc.
4.80%, 04/01/44		8,324	9,150,527
4.50%, 02/01/45		3,278	3,492,715
4.75%, 03/01/46		2,657	2,944,438
4.15%, 03/01/47		3,241	3,332,530

			135,689,696

Building Products — 0.0%
Johnson Controls International plc, 5.13%, 09/14/45		7	7,982
Masonite International Corp., 5.38%, 02/01/28(a)		928	934,960
Owens Corning, 3.95%, 08/15/29		240	244,261
Standard Industries, Inc.
5.00%, 02/15/27(a)		915	907,021
4.75%, 01/15/28(a)		375	358,594

			2,452,818

Capital Markets — 3.3%
Blackstone Private Credit Fund
3.25%, 03/15/27(a)		13,944	12,779,220
4.00%, 01/15/29(a)		5,150	4,767,959
Credit Suisse AG
3.63%, 09/09/24		6,918	6,997,357
1.25%, 08/07/26		15,257	13,912,794
Credit Suisse Group AG
3.80%, 06/09/23		3,341	3,371,633
3.00%, 12/14/23(a)		253	252,973
4.21%, 06/12/24(a)		3,162	3,190,160
Deutsche Bank AG
1.45%, 04/01/25		19,258	18,392,652
1.69%, 03/19/26		19,808	18,578,645
2.55%, 01/07/28		9,544	8,804,754

Security	Par (000)		Value

Capital Markets (continued)
Goldman Sachs Group, Inc.
4.00%, 03/03/24	USD	18,916	$19,302,440
0.67%, 03/08/24		14,000	13,702,606
3.00%, 03/15/24		40,602	40,550,552
3.50%, 01/23/25		25,863	26,079,938
3.50%, 04/01/25		57,826	58,257,266
3.75%, 05/22/25		2,180	2,212,810
0.86%, 02/12/26		11,346	10,570,188
3.75%, 02/25/26		165	167,602
(3 mo. LIBOR US + 1.17%), 1.68%, 05/15/26(c)		10,315	10,367,901
3.50%, 11/16/26		21,248	21,336,357
3.85%, 01/26/27		5,678	5,728,978
1.43%, 03/09/27		26,656	24,563,527
2.64%, 02/24/28		10,220	9,771,616
3.62%, 03/15/28		26,084	26,047,478
3.69%, 06/05/28		22,258	22,283,534
4.22%, 05/01/29		3,961	4,055,635
2.62%, 04/22/32		6,160	5,598,583
2.65%, 10/21/32		15,457	13,974,105
3.10%, 02/24/33		42,334	39,903,499
Intercontinental Exchange, Inc.
3.75%, 09/21/28		5,126	5,229,591
2.10%, 06/15/30		2,412	2,202,805
1.85%, 09/15/32		3,643	3,146,251
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17(d)(f)(k)		7,360	1
Moody’s Corp.
3.25%, 01/15/28		4,450	4,442,889
3.75%, 02/25/52		4,114	4,054,626
3.10%, 11/29/61		4,378	3,661,133
Morgan Stanley
1.59%, 05/04/27		13,018	12,094,786
1.51%, 07/20/27		17,094	15,712,866
2.48%, 01/21/28		23,718	22,610,906
3.59%, 07/22/28		21,128	21,186,757
3.77%, 01/24/29		13,563	13,668,834
4.43%, 01/23/30		28,886	30,202,761
2.70%, 01/22/31		36,252	34,017,659
3.62%, 04/01/31		2,864	2,849,101
1.79%, 02/13/32		13,771	11,842,041
1.93%, 04/28/32		11,727	10,136,100
2.24%, 07/21/32		19,170	16,987,102
2.51%, 10/20/32		6,195	5,583,794
2.94%, 01/21/33		10,162	9,529,294
Nomura Holdings, Inc.
2.61%, 07/14/31		13,485	12,120,442
3.00%, 01/22/32		9,052	8,338,358

			695,140,859

Chemicals — 0.3%
Braskem Idesa SAPI, 6.99%, 02/20/32(a)		2,325	2,272,687
Braskem Netherlands Finance BV
5.88%, 01/31/50(a)		2,574	2,540,538
8.50%, 01/23/81(a)		2,808	3,071,250
8.50%, 01/23/81(e)		993	1,086,094
Cydsa SAB de CV, 6.25%, 10/04/27(a)		2,982	2,847,810
Dow Chemical Co., 1.13%, 03/15/32	EUR	4,983	4,961,839
DuPont de Nemours, Inc., 4.49%, 11/15/25	USD	15,078	15,681,848
Ecolab, Inc., 2.75%, 08/18/55		7,665	6,338,314
LG Chem Ltd., 2.38%, 07/07/31(e)		1,200	1,073,904
LYB International Finance III LLC, 4.20%, 05/01/50		7,049	6,961,957

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48(e)	USD	931	$910,053
Sasol Financing U.S.A. LLC
5.88%, 03/27/24		1,461	1,479,262
4.38%, 09/18/26		4,687	4,499,520
6.50%, 09/27/28		1,265	1,283,975
5.50%, 03/18/31		2,795	2,606,337
Sherwin-Williams Co., 2.30%, 05/15/30		8,672	7,929,449
UPL Corp. Ltd.
5.25%(e)(l)		1,309	1,209,843
4.50%, 03/08/28(e)		1,203	1,141,948
Westlake Chemical Corp., 3.38%, 08/15/61		5,042	4,101,160

			71,997,788

Commercial Services & Supplies — 0.2%
Covanta Holding Corp., 4.88%, 12/01/29(a)		1,631	1,557,116
KAR Auction Services, Inc., 5.13%, 06/01/25(a) .		1,693	1,714,162
Pitney Bowes, Inc.
6.88%, 03/15/27(a)		9,050	8,559,671
7.25%, 03/15/29(a)		6,625	6,249,164
Republic Services, Inc.
2.90%, 07/01/26		2,994	2,971,322
3.95%, 05/15/28		9,162	9,417,883
Waste Management, Inc.
1.15%, 03/15/28		10,160	9,080,037
2.95%, 06/01/41		1,183	1,069,479
Waste Pro U.S.A., Inc., 5.50%, 02/15/26(a)		878	829,780

			41,448,614

Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30		4,462	3,859,448
Motorola Solutions, Inc.
4.60%, 05/23/29		10,242	10,650,481
2.75%, 05/24/31		12,750	11,535,964
5.50%, 09/01/44		13,228	14,545,401

			40,591,294

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17(d)(e)(f)(k)	CNH	340	—
GMR Hyderabad International Airport Ltd.
5.38%, 04/10/24(e)	USD	688	691,569
4.25%, 10/27/27(e)		384	350,472
IHS Holding Ltd.
5.63%, 11/29/26(a)		2,014	1,898,195
6.25%, 11/29/28(a)		1,265	1,179,612

			4,119,848

Construction Materials — 0.0%
Cemex SAB de CV, 5.20%, 09/17/30(a)		1,115	1,109,425

Consumer Finance — 0.6%
American Express Co., 2.55%, 03/04/27		11,304	10,991,149
Capital One Financial Corp.
3.90%, 01/29/24		10,017	10,173,457
3.27%, 03/01/30		6,584	6,357,217
Discover Bank, 3.45%, 07/27/26		2,008	1,996,339
Discover Financial Services, 4.50%, 01/30/26		4,031	4,152,847
General Motors Financial Co., Inc.
3.70%, 05/09/23		8,790	8,877,769
1.70%, 08/18/23		5,725	5,663,274
5.10%, 01/17/24		4,641	4,798,149
1.05%, 03/08/24		10,527	10,131,505
4.00%, 01/15/25		14,339	14,515,200
4.35%, 04/09/25		2,812	2,859,924

Security	Par (000)		Value

Consumer Finance (continued)
General Motors Financial Co., Inc.
2.75%, 06/20/25	USD	14,636	$14,215,347
1.50%, 06/10/26		4,892	4,469,793
2.40%, 10/15/28		9,905	8,864,012
Hyundai Capital Services, Inc., 3.00%, 08/29/22(a)		7,790	7,810,936
Navient Corp.
7.25%, 09/25/23		555	576,506
5.88%, 10/25/24		865	882,421
6.75%, 06/25/25		908	932,811
6.75%, 06/15/26		894	911,880
Synchrony Financial
4.50%, 07/23/25		153	156,069
3.70%, 08/04/26		2,488	2,473,393

			121,809,998

Containers & Packaging — 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28(a)		4,584	4,159,980
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.
5.25%, 04/30/25(a)		4,584	4,577,697
5.25%, 08/15/27(a)		1,392	1,286,730
International Paper Co., 6.00%, 11/15/41		2,411	2,870,591
Klabin Austria GmbH, 3.20%, 01/12/31(a)		2,015	1,745,494
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)		1,969	1,960,888

			16,601,380

Diversified Financial Services — 0.9%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(a)		3,356	3,188,200
Avianca Midco 2 Ltd., 9.00%, 12/01/28(a)		5,240	5,018,158
Azul Investments LLP
5.88%, 10/26/24(a)		1,759	1,540,554
7.25%, 06/15/26(a)		2,923	2,444,359
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(a)		1,918	1,937,180
CNH Industrial Capital LLC, 4.20%, 01/15/24		19,431	19,816,749
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(a)		4,339	4,379,924
Easy Tactic Ltd.
9.13%, 07/28/22(e)		400	102,000
12.38%, 11/18/22(e)		293	68,544
5.88%, 02/13/23(e)		593	130,460
8.13%, 02/27/23(e)		533	114,595
11.75%, 08/02/23(e)		580	124,700
8.63%, 02/27/24(e)		830	174,300
11.63%, 09/03/24(e)		836	171,380
Fortune Star BVI Ltd.
5.95%, 01/29/23(e)		200	193,750
6.85%, 07/02/24(e)		540	523,800
5.95%, 10/19/25(e)		823	750,988
GE Capital Funding LLC, 4.55%, 05/15/32		4,103	4,406,112
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		14,311	15,366,987
Glencore Funding LLC
1.63%, 09/01/25(a)		5,403	5,051,932
1.63%, 04/27/26(a)		11,551	10,667,007
2.50%, 09/01/30(a)		14,997	13,419,952
2.85%, 04/27/31(a)		7,334	6,697,264
3.38%, 09/23/51(a)		5,400	4,540,409
GLP Pte Ltd., 4.50%(e)(l)		1,693	1,506,029
Gohl Capital Ltd., 4.25%, 01/24/27(e)		1,780	1,675,759

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Grupo Aval Ltd., 4.38%, 02/04/30(a)	USD	6,348	$5,497,241
Hyundai Capital America, 1.25%, 09/18/23(a)		7,665	7,456,445
InRetail Consumer, 3.25%, 03/22/28(a)		1,985	1,859,449
Latam Finance Ltd., 6.88%, 04/11/24(e)(f)(k)		873	772,223
Minejesa Capital BV
4.63%, 08/10/30(e)		200	190,022
5.63%, 08/10/37(e)		1,760	1,600,830
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(a)		4,386	3,273,875
ORIX Corp., 2.90%, 07/18/22		4,137	4,152,617
Pearl Holding II Ltd., (6.00% Cash or 6.00% PIK), 6.00%(e)(l)(m)		286	9,141
Pearl Holding III Ltd., 9.00%, 10/22/25(e)		228	81,510
Prime Bloom Holdings Ltd., 6.95%,
07/05/22(e)(f)(k)		890	155,361
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(a)		3,343	3,055,001
RELX Capital, Inc.
3.50%, 03/16/23		2,045	2,062,521
4.00%, 03/18/29		11,279	11,569,365
3.00%, 05/22/30		15,042	14,371,640
Santos Finance Ltd., 5.25%, 03/13/29(e)		1,500	1,561,527
Shell International Finance BV
3.88%, 11/13/28		540	561,854
2.38%, 11/07/29		9,715	9,201,873
Shriram Transport Finance Co. Ltd.
5.95%, 10/24/22(e)		1,508	1,511,770
5.10%, 07/16/23(e)		561	561,000
Simpar Europe SA, 5.20%, 01/26/31(a)		3,105	2,771,212
United Shore Financial Services LLC, 5.50%, 11/15/25(a)		9,586	9,298,420

			185,585,989

Diversified Telecommunication Services — 2.0%
AT&T Inc.
0.00%, 11/27/22(a)(n)		36,000	35,418,678
1.65%, 02/01/28		4,794	4,367,851
4.35%, 03/01/29		6,111	6,466,774
2.75%, 06/01/31		9,739	9,132,055
2.25%, 02/01/32		5,347	4,741,283
2.55%, 12/01/33		8,650	7,685,044
4.50%, 05/15/35		20,091	21,283,415
2.60%, 05/19/38	EUR	5,000	5,693,891
4.90%, 06/15/42	USD	2,043	2,204,290
4.50%, 03/09/48		5,642	5,925,680
5.15%, 02/15/50		6,376	7,266,146
3.50%, 09/15/53		16,640	14,600,669
3.55%, 09/15/55		7,730	6,817,599
3.80%, 12/01/57		5,915	5,396,491
3.65%, 09/15/59		16,332	14,322,063
3.85%, 06/01/60		5,628	5,037,694
Avaya, Inc., 6.13%, 09/15/28(a)		8,150	8,037,285
Axtel SAB de CV, 6.38%, 11/14/24(a)		2,516	2,568,364
Connect Finco S.a.r.l/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)		9,769	9,938,883
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.
8.75%, 05/25/24(a)		1,109	1,100,879
(6.00% Cash and 7.00% PIK), 13.00%, 12/31/25(a)(m)		630	623,025
8.00%, 12/31/26(a)		443	411,139
Frontier Communications Holdings LLC
5.88%, 10/15/27(a)		7,429	7,379,226

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	USD	6,727	$6,457,920
6.75%, 05/01/29(a)		10,382	9,966,720
Frontier Florida LLC, Series E, 6.86%, 02/01/28		3,150	3,207,802
Frontier North, Inc., Series G, 6.73%, 02/15/28		1,500	1,522,500
Globe Telecom, Inc.
2.50%, 07/23/30(e)		221	191,897
3.00%, 07/23/35(e)		260	206,911
Level 3 Financing, Inc., 4.63%, 09/15/27(a)		375	352,999
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)		2,632	2,493,820
Lumen Technologies, Inc., 5.13%, 12/15/26(a)		12,149	11,571,922
Network i2i Ltd., 5.65%(e)(l)		2,482	2,467,728
Oi SA, (10.00% Cash or 12.00% (8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(m)		4,426	3,336,097
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31(e)		2,335	2,027,107
Verizon Communications, Inc.
2.10%, 03/22/28		12,636	11,777,684
4.33%, 09/21/28		6,969	7,351,417
3.88%, 02/08/29		9,803	10,198,453
4.02%, 12/03/29		13,101	13,596,896
3.15%, 03/22/30		18,389	18,085,128
1.50%, 09/18/30		15,867	13,778,779
1.68%, 10/30/30		9,631	8,397,546
1.75%, 01/20/31		20,003	17,440,019
2.55%, 03/21/31		8,631	8,018,631
2.36%, 03/15/32(a)		19,213	17,353,472
2.65%, 11/20/40		28,345	24,111,911
3.40%, 03/22/41		2,164	2,028,570
2.85%, 09/03/41		670	589,769
2.88%, 11/20/50		10,648	8,896,651
3.55%, 03/22/51		4,387	4,122,450
3.70%, 03/22/61		11,835	10,962,473
Zayo Group Holdings, Inc.
4.00%, 03/01/27(a)		5,170	4,757,589
6.13%, 03/01/28(a)		1,500	1,342,500
Ziggo BV, 4.88%, 01/15/30(a)		861	810,830

			413,842,615

Electric Utilities — 2.1%
Adani Electricity Mumbai Ltd., 3.95%,
02/12/30(e)		897	810,632
Adani Transmission Ltd.
4.00%, 08/03/26(e)		332	320,857
4.25%, 05/21/36(e)		377	346,369
AEP Texas, Inc.
3.95%, 06/01/28		10,571	10,786,082
3.45%, 05/15/51		5,324	4,715,747
Series H, 3.45%, 01/15/50		1,440	1,278,061
AEP Transmission Co. LLC
4.25%, 09/15/48		2,195	2,305,907
3.80%, 06/15/49		4,475	4,417,619
3.15%, 09/15/49		3,515	3,112,331
2.75%, 08/15/51		3,704	3,034,235
Series M, 3.65%, 04/01/50		5,215	5,029,765
Alabama Power Co.
3.75%, 03/01/45		6,806	6,524,985
3.45%, 10/01/49		1,012	938,833
American Transmission Systems, Inc., 2.65%, 01/15/32(a)		3,004	2,776,288
Baltimore Gas & Electric Co.
3.50%, 08/15/46		4,197	4,055,540

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Baltimore Gas & Electric Co.
3.75%, 08/15/47	USD	2,530	$2,491,576
3.20%, 09/15/49		3,823	3,446,445
2.90%, 06/15/50		4,364	3,794,008
Capex SA, 6.88%, 05/15/24(a)		573	540,697
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31		3,260	3,026,277
4.25%, 02/01/49		3,130	3,407,265
3.35%, 04/01/51		7,416	7,061,838
3.60%, 03/01/52		352	352,486
Commonwealth Edison Co.
3.13%, 03/15/51		3,050	2,764,552
2.75%, 09/01/51		3,065	2,604,160
Series 133, 3.85%, 03/15/52		1,848	1,910,318
DTE Electric Co.
3.95%, 03/01/49		3,229	3,334,251
3.25%, 04/01/51		3,142	2,977,705
Series A, 4.05%, 05/15/48		6,639	6,998,995
Duke Energy Carolinas LLC
3.95%, 11/15/28		1,701	1,766,040
3.88%, 03/15/46		3,172	3,187,208
3.70%, 12/01/47		5,364	5,232,433
3.45%, 04/15/51		2,047	1,984,156
3.55%, 03/15/52		1,658	1,637,866
Duke Energy Florida LLC, 2.50%, 12/01/29		21,814	20,516,232
Duke Energy Progress LLC
3.45%, 03/15/29		12,906	12,931,406
2.50%, 08/15/50		2,600	2,111,830
Edison International
2.40%, 09/15/22		139	139,123
3.13%, 11/15/22		10	10,052
4.95%, 04/15/25		4,907	5,020,290
Entergy Arkansas LLC
4.20%, 04/01/49		24	25,708
3.35%, 06/15/52		3,202	2,982,339
Entergy Louisiana LLC, 4.20%, 09/01/48		7,609	7,969,290
Exelon Corp.
2.75%, 03/15/27(a)		3,073	2,994,241
5.10%, 06/15/45		1,023	1,136,892
4.45%, 04/15/46		3,952	4,131,873
4.10%, 03/15/52(a)		1,040	1,056,298
FEL Energy VI Sarl, 5.75%, 12/01/40(e)		2,485	2,227,968
FirstEnergy Corp.
2.05%, 03/01/25		1,392	1,325,880
2.65%, 03/01/30		7,667	6,960,831
Series B, 4.40%, 07/15/27		9,423	9,482,836
Series B, 2.25%, 09/01/30		2,734	2,419,590
Series C, 3.40%, 03/01/50		4,237	3,568,783
FirstEnergy Transmission LLC
4.35%, 01/15/25(a)		13,860	13,926,775
5.45%, 07/15/44(a)		1,121	1,222,115
4.55%, 04/01/49(a)		16,508	15,771,569
Florida Power & Light Co.
3.70%, 12/01/47		5,538	5,639,413
3.95%, 03/01/48		7,001	7,448,701
4.13%, 06/01/48		2,000	2,167,819
3.15%, 10/01/49		12,142	11,317,625
2.88%, 12/04/51		2,050	1,837,762
Generacion Mediterranea SA/Central Termica Roca SA, 9.63%, 12/01/27(a)		4,331	3,465,013
Huachen Energy Co. Ltd., 6.63%,
05/18/20(e)(f)(k)		200	77,000

Security		Par (000)	Value

Electric Utilities (continued)
India Green Power Holdings, 4.00%,
02/22/27(e)	USD	1,669	$1,522,963
ITC Holdings Corp., 2.70%, 11/15/22		3,406	3,416,053
LLPL Capital Pte Ltd., 6.88%, 02/04/39(e)		985	979,665
MidAmerican Energy Co.
3.10%, 05/01/27		390	389,823
3.65%, 04/15/29		13,756	14,139,126
3.95%, 08/01/47		1,905	1,979,073
3.65%, 08/01/48		1,020	1,010,601
4.25%, 07/15/49		4,426	4,829,073
3.15%, 04/15/50		3,370	3,095,085
2.70%, 08/01/52		842	719,729
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28(a)		1,403	1,415,582
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)		3,000	2,684,625
Northern States Power Co.
2.25%, 04/01/31		10	9,213
2.90%, 03/01/50		2,475	2,183,432
2.60%, 06/01/51		2,448	2,070,416
3.20%, 04/01/52		2,500	2,352,256
NRG Energy, Inc., 2.45%, 12/02/27(a)		13,282	12,250,036
NSTAR Electric Co., 3.95%, 04/01/30		2,510	2,605,351
Ohio Power Co.
4.00%, 06/01/49		3,666	3,652,414
Series Q, 1.63%, 01/15/31		2,624	2,244,790
Series R, 2.90%, 10/01/51		3,167	2,624,455
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28		5,350	5,502,709
3.80%, 09/30/47		2,314	2,337,193
4.10%, 11/15/48		606	640,290
3.80%, 06/01/49		3,582	3,653,674
3.10%, 09/15/49		3,583	3,282,854
2.70%, 11/15/51(a)		4,528	3,874,352
Pacific Gas & Electric Co.
4.95%, 07/01/50		7,152	6,736,466
5.25%, 03/01/52		2,500	2,545,891
PECO Energy Co., 3.05%, 03/15/51		6,773	6,101,596
Public Service Electric & Gas Co.
3.65%, 09/01/28		6,843	6,947,931
3.85%, 05/01/49		3,410	3,498,982
Southern California Edison Co.
2.25%, 06/01/30		16,784	15,173,056
Series E, 3.70%, 08/01/25		10,666	10,843,181
Southwestern Public Service Co., 3.15%,
05/01/50		8,586	7,687,134
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak
4.85%, 10/14/38(a)		3,000	2,975,250
4.85%, 10/14/38(e)		2,635	2,613,261
Tampa Electric Co.
4.30%, 06/15/48		1,207	1,281,164
4.45%, 06/15/49		2,671	2,863,988
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(a)		18,145	18,268,603
Vistra Operations Co. LLC
5.50%, 09/01/26(a)		1,847	1,857,103
5.63%, 02/15/27(a)		2,393	2,390,978
5.00%, 07/31/27(a)		2,388	2,349,338
4.30%, 07/15/29(a)		13,729	13,251,754

			451,707,290

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electrical Equipment — 0.0%
Carrier Global Corp., 2.24%, 02/15/25	USD	1,872	$1,822,425

Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 9.75%, 11/18/24(e)		1,112	689,440
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)		5,812	5,855,580
Transocean Proteus Ltd., 6.25%, 12/01/24(a)		584	579,124

			7,124,144

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexandria Real Estate Equities, Inc., 2.95%, 03/15/34		4,371	4,112,203
American Tower Corp.
5.00%, 02/15/24		1,921	1,986,963
2.95%, 01/15/25		714	705,903
3.65%, 03/15/27		5,620	5,604,981
3.95%, 03/15/29		1,825	1,827,435
3.80%, 08/15/29		24,210	24,092,181
2.10%, 06/15/30		9,936	8,665,281
Boston Properties LP, 3.13%, 09/01/23		245	246,457
Crown Castle International Corp.
3.15%, 07/15/23		403	405,723
1.35%, 07/15/25		2,608	2,431,356
4.45%, 02/15/26		2,370	2,440,516
3.70%, 06/15/26		1,551	1,560,830
1.05%, 07/15/26		4,347	3,927,247
2.90%, 03/15/27		1,310	1,266,462
3.80%, 02/15/28		7,798	7,790,097
3.10%, 11/15/29		16,276	15,421,816
3.30%, 07/01/30		6,417	6,136,757
2.25%, 01/15/31		3,936	3,469,130
2.10%, 04/01/31		7,832	6,773,006
2.50%, 07/15/31		5,249	4,682,348
Digital Dutch Finco BV
1.50%, 03/15/30(e)	EUR	6,150	6,260,931
1.00%, 01/15/32(e)		5,050	4,720,165
Duke Realty LP, 1.75%, 02/01/31	USD	12,762	11,068,882
Equinix, Inc.
1.25%, 07/15/25		2,633	2,454,714
1.00%, 09/15/25		11,613	10,671,437
3.20%, 11/18/29		14,000	13,397,946
2.15%, 07/15/30		5,046	4,416,091
2.50%, 05/15/31		9,265	8,309,072
3.90%, 04/15/32		14,700	14,607,096
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28		2,496	2,686,378
5.30%, 01/15/29		3,908	4,105,628
4.00%, 01/15/30		10,500	10,191,405
4.00%, 01/15/31		11,274	10,934,427
3.25%, 01/15/32		15,369	13,944,294
Iron Mountain, Inc., 5.00%, 07/15/28(a)		6,795	6,624,242
LMIRT Capital Pte Ltd.
7.25%, 06/19/24(e)		431	426,690
7.50%, 02/09/26(e)		377	369,460
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24		3,915	4,030,414
4.50%, 09/01/26		1,086	1,091,430
5.75%, 02/01/27		3,217	3,397,956
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26		188	192,409
National Retail Properties, Inc.
2.50%, 04/15/30		4,195	3,858,396
3.50%, 04/15/51		6,750	5,937,055
3.00%, 04/15/52		4,890	3,921,143

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(a)	USD	5,230	$4,902,864
Realty Income Corp.
3.00%, 01/15/27		95	93,539
3.25%, 01/15/31		6,356	6,241,638
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27		1,480	1,424,189
Service Properties Trust
5.00%, 08/15/22		4,481	4,458,595
4.50%, 06/15/23		7,725	7,636,549
4.35%, 10/01/24		945	909,563
7.50%, 09/15/25		1,479	1,551,545
5.50%, 12/15/27		790	761,955
Sonder Holdings, Inc., 7.26%, 01/19/27(d)		8,437	7,909,688
VICI Properties LP/VICI Note Co., Inc.
3.50%, 02/15/25(a)		24,437	24,076,554
4.25%, 12/01/26(a)		12,954	12,899,593
3.75%, 02/15/27(a)		3,878	3,771,355
4.13%, 08/15/30(a)		4,576	4,417,487
WP Carey, Inc., 2.40%, 02/01/31		7,500	6,758,918
XHR LP
6.38%, 08/15/25(a)		1,392	1,434,560
4.88%, 06/01/29(a)		804	781,030

			341,193,975

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/28(a)		2,339	2,331,082
4.88%, 02/15/30(a)		375	365,156
CVS Health Corp.
3.75%, 04/01/30		28,683	29,184,658
5.13%, 07/20/45		22,044	24,883,498
Frigorifico Concepcion SA, 7.70%, 07/21/28(a)		1,592	1,411,706
Performance Food Group, Inc., 5.50%, 10/15/27(a)		1,891	1,881,923

			60,058,023

Food Products — 0.1%
BRF GmbH, 4.35%, 09/29/26(a)		2,245	2,185,788
BRF SA, 5.75%, 09/21/50(a)		2,767	2,427,489
Darling Ingredients, Inc., 5.25%, 04/15/27(a)		924	942,480
JBS U.S.A. LUX SA/JBS U.S.A. Finance, Inc.,
6.75%, 02/15/28(a)		2,935	3,094,224
Knight Castle Investments Ltd., 7.99%, 01/23/22(f)(k)		700	490,000
Post Holdings, Inc.
5.63%, 01/15/28(a)		1,713	1,681,421
5.50%, 12/15/29(a)		1,354	1,302,791

			12,124,193
Gas Utilities — 0.1%
Atmos Energy Corp.
4.13%, 03/15/49		206	216,919
3.38%, 09/15/49		2,876	2,684,326
ONE Gas, Inc., 2.00%, 05/15/30		2,235	1,999,552
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31		4,895	4,494,285
Promigas SA ESP/Gases del Pacifico SAC
3.75%, 10/16/29(a)		2,055	1,852,685
3.75%, 10/16/29(e)		1,460	1,316,263

			12,564,030

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 2.65%, 06/01/30	USD	7,654	$7,181,869
Medtronic Global Holdings SCA
1.38%, 10/15/40	EUR	570	559,181
1.75%, 07/02/49		3,500	3,471,206
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(a)	USD	21,660	20,035,500

			31,247,756

Health Care Providers & Services — 1.1%
Aetna, Inc., 4.50%, 05/15/42		2,558	2,662,693
AMN Healthcare, Inc., 4.63%, 10/01/27(a)		2,029	1,972,817
Anthem, Inc., 3.60%, 03/15/51		6,840	6,539,225
Centene Corp.
2.45%, 07/15/28		7,276	6,648,081
2.63%, 08/01/31		4,923	4,381,470
Cigna Corp.
4.13%, 11/15/25		11,387	11,736,576
4.90%, 12/15/48		5,206	5,833,476
DaVita, Inc., 4.63%, 06/01/30(a)		6,689	6,246,188
HCA, Inc.
4.75%, 05/01/23		20,365	20,873,394
5.38%, 02/01/25		2,619	2,725,069
5.25%, 04/15/25		25,240	26,572,959
5.25%, 06/15/26		17,946	18,942,101
5.88%, 02/01/29		392	428,534
3.50%, 09/01/30		2,029	1,960,143
2.38%, 07/15/31		19,513	17,438,907
3.63%, 03/15/32(a)		16,705	16,370,145
4.63%, 03/15/52(a)		13,511	13,615,990
Humana, Inc.
4.50%, 04/01/25		4,430	4,587,058
4.88%, 04/01/30		2,923	3,149,859
Rede D’or Finance S.a.r.l, 4.50%, 01/22/30(a)		807	740,423
Select Medical Corp., 6.25%, 08/15/26(a)		16,279	16,852,672
Tenet Healthcare Corp.
4.88%, 01/01/26(a)		3,767	3,799,961
6.25%, 02/01/27(a)		5,486	5,631,900
5.13%, 11/01/27(a)		563	565,649
4.63%, 06/15/28(a)		511	501,419
4.25%, 06/01/29(a)		4,997	4,790,874
4.38%, 01/15/30(a)		9,051	8,688,326
UnitedHealth Group, Inc.
4.63%, 11/15/41		3,918	4,449,095
4.75%, 07/15/45		6,263	7,267,257
3.75%, 10/15/47		1,148	1,163,377
3.25%, 05/15/51		8,511	7,994,089

			235,129,727

Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(a) .		3,125	3,125,000

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 01/15/28(a)		281	266,257
Affinity Gaming, 6.88%, 12/15/27(a)		2,092	2,034,470
Aramark Services, Inc., 5.00%, 02/01/28(a)		2,110	2,046,700
Boyd Gaming Corp., 8.63%, 06/01/25(a)		828	869,698
Caesars Entertainment, Inc.
6.25%, 07/01/25(a)		13,890	14,340,592
8.13%, 07/01/27(a)		4,331	4,640,472
4.63%, 10/15/29(a)		1,217	1,137,895
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(a)		2,601	2,654,542

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Carrols Restaurant Group, Inc., 5.88%, 07/01/29(a)	USD	750	$611,250
Cedar Fair LP, 5.25%, 07/15/29		1,826	1,798,647
Cedar Fair LP/Canada’s Wonderland
Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(a)		5,332	5,475,511
5.38%, 04/15/27		1,820	1,801,800
Champion Path Holdings Ltd.
4.50%, 01/27/26(e)		1,501	1,275,850
4.85%, 01/27/28(e)		600	477,487
Churchill Downs, Inc.
5.50%, 04/01/27(a)		2,174	2,198,653
4.75%, 01/15/28(a)		1,068	1,035,960
Freed Corp., 10.00%, 12/01/23(d)		7,253	7,062,971
Full House Resorts, Inc., 8.25%, 02/15/28(a)		1,565	1,600,212
HIS Co. Ltd., 0.00%, 11/15/24(e)(j)(n)	JPY	40,000	270,741
International Game Technology PLC, 6.50%, 02/15/25(a)	USD	745	781,248
Marriott International, Inc., 4.63%, 06/15/30		2,084	2,158,380
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(a)		1,941	1,989,525
Melco Resorts Finance Ltd.
5.25%, 04/26/26(e)		825	742,500
5.38%, 12/04/29(a)		337	281,395
5.38%, 12/04/29(e)		540	450,900
MGM China Holdings Ltd.
5.38%, 05/15/24(a)		1,357	1,262,010
5.88%, 05/15/26(a)		1,371	1,253,008
5.88%, 05/15/26(e)		200	182,788
4.75%, 02/01/27(e)		2,800	2,394,000
MGM Resorts International
5.75%, 06/15/25		246	252,155
4.63%, 09/01/26		144	141,840
5.50%, 04/15/27		245	247,450
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)		3,762	3,468,037
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In, 8.50%, 11/15/27(a)		9,165	10,138,781
REXLot Holdings Ltd., 4.50%, 04/17/19(e)(f)(j)(k)	HKD	1,161	1,482
Sands China Ltd., 4.38%, 06/18/30	USD	1,962	1,766,761
Scientific Games International, Inc., 5.00%, 10/15/25(a)		719	736,975
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(a)		4,134	4,289,025
Studio City Finance Ltd.
5.00%, 01/15/29(a)		290	222,448
5.00%, 01/15/29(e)		1,611	1,235,738
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/25(a)		3,906	3,906,078
5.25%, 05/15/27(a)		1,947	1,883,722
Wynn Macau Ltd.
4.88%, 10/01/24(a)		2,345	2,133,950
4.88%, 10/01/24(e)		1,187	1,080,170
5.50%, 10/01/27(a)		1,577	1,340,450
5.13%, 12/15/29(a)		375	312,188

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.75%, 04/15/25(a)	USD	5,371	$5,573,272
5.13%, 10/01/29(a)		4,231	3,982,429

			105,808,413

Household Durables — 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.
6.63%, 01/15/28(a)		6,260	6,413,683
4.63%, 08/01/29(a)		1,198	1,056,432
4.63%, 04/01/30(a)		3,054	2,660,553
Beazer Homes U.S.A., Inc., 7.25%, 10/15/29		4,961	4,987,541
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.,
6.25%, 09/15/27(a)		2,160	2,114,780
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29(a)		1,551	1,408,324
Century Communities, Inc., 6.75%, 06/01/27		5,674	5,887,342
Homes by West Bay LLC, 9.50%, 04/30/27(d)		7,801	7,664,483
M/I Homes, Inc., 4.95%, 02/01/28		5,263	4,960,378
Mattamy Group Corp.
5.25%, 12/15/27(a)		2,999	2,960,283
4.63%, 03/01/30(a)		3,535	3,320,461
New Home Co., Inc., 7.25%, 10/15/25(a)		1,272	1,229,795
TRI Pointe Group, Inc.
5.25%, 06/01/27		2,378	2,361,152
5.70%, 06/15/28		333	332,427
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)		1,891	1,742,850

			49,100,484

Independent Power and Renewable Electricity Producers — 0.2%
Adani Green Energy Ltd., 4.38%, 09/08/24(e)		700	685,125
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		436	445,619
Calpine Corp., 4.50%, 02/15/28(a)		15,793	15,405,756
Continuum Energy Levanter Pte Ltd.
4.50%, 02/09/27(a)		2,145	2,048,565
4.50%, 02/09/27(e)		1,418	1,354,407
Genneia SA, 8.75%, 09/02/27(a)		1,008	951,363
NRG Energy, Inc.
5.75%, 01/15/28		1,521	1,545,952
4.45%, 06/15/29(a)		1,962	1,962,803
5.25%, 06/15/29(a)		1,362	1,330,987
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)		1,629	1,593,651
ReNew Power Synthetic, 6.67%, 03/12/24(e)		1,000	1,015,188
Renewable Energy Group, Inc., 5.88%, 06/01/28(a)		807	866,823
Star Energy Geothermal Wayang Windu Ltd.
6.75%, 04/24/33(e)		846	892,422
6.75%, 04/24/33(a)		168	176,892
Stem, Inc., 0.50%, 12/01/28(a)(j)		622	461,337
Stoneway Capital Corp.
10.00%, 03/01/27(e)(f)(k)		4,059	1,127,030
10.00%, 03/01/27(a)(f)(k)		4,327	1,201,542

			33,065,462

Industrial Conglomerates — 0.0%
Roper Technologies, Inc., 2.95%, 09/15/29		4,177	4,026,195

Insurance — 0.4%
AIA Group Ltd., 2.70%(e)(l)		2,050	1,927,000
Ambac Assurance Corp., 5.10%(a)(l)		462	522,289

Security	Par (000)		Value

Insurance (continued)
American International Group, Inc.
4.50%, 07/16/44	USD	4,118	$4,443,671
4.75%, 04/01/48		4,486	5,139,884
4.38%, 06/30/50		2,188	2,398,090
4.38%, 01/15/55		3,445	3,680,468
Aon Corp.
4.50%, 12/15/28		9,057	9,487,938
3.75%, 05/02/29		13,865	14,176,779
2.80%, 05/15/30		9,283	8,842,575
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52		986	973,096
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52		2,958	3,024,753
Marsh & McLennan Cos., Inc.
1.35%, 09/21/26	EUR	4,390	4,817,197
1.98%, 03/21/30		3,035	3,338,701
2.25%, 11/15/30	USD	11,287	10,303,154
Sitka Holdings LLC, (3 mo. LIBOR US + 4.50%), 5.51%, 07/06/26(a)(c)		5,435	5,183,661
Willis North America, Inc., 3.60%, 05/15/24		2,050	2,061,805
ZhongAn Online P&C Insurance Co. Ltd., 3.50%, 03/08/26(e)		600	534,000

			80,855,061

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
4.05%, 08/22/47		1,863	2,026,545
2.50%, 06/03/50		14,819	12,371,808
Baozun, Inc., 1.63%, 05/01/24(j)		258	255,446

			14,653,799

IT Services — 0.6%
Atento Luxco 1 SA, 8.00%, 02/10/26(a)		1,010	1,021,236
Fidelity National Information Services, Inc.,
1.00%, 12/03/28	EUR	10,500	11,059,585
Fiserv, Inc., 3.50%, 07/01/29	USD	18,168	17,882,623
Global Payments, Inc.
1.20%, 03/01/26		16,500	15,200,970
4.80%, 04/01/26		13,857	14,546,697
2.15%, 01/15/27		4,258	3,996,454
4.45%, 06/01/28		2,703	2,783,187
3.20%, 08/15/29		9,990	9,490,629
2.90%, 05/15/30		12,664	11,688,147
International Business Machines Corp.
4.25%, 05/15/49		3,612	3,846,682
3.43%, 02/09/52		4,126	3,930,639
Leidos, Inc.
4.38%, 05/15/30		16,819	17,006,616
2.30%, 02/15/31		11,100	9,622,035
Sabre GLBL, Inc.
9.25%, 04/15/25(a)		4,000	4,434,540
7.38%, 09/01/25(a)		1,000	1,044,230

			127,554,270

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.
3.05%, 09/22/26		9,644	9,576,511
2.75%, 09/15/29		5,154	4,915,028
2.10%, 06/04/30		3,339	2,996,893
Charles River Laboratories International, Inc., 4.25%, 05/01/28(a)		647	632,442
IQVIA, Inc., 5.00%, 05/15/27(a)		2,027	2,049,388

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	USD	2,995	$2,682,465
1.88%, 10/01/49	EUR	7,400	7,338,973

			30,191,700

Machinery — 0.1%
HTA Group Ltd., 7.00%, 12/18/25(a)	USD	2,290	2,262,806
Otis Worldwide Corp., 2.57%, 02/15/30		3,659	3,419,673
Parker-Hannifin Corp., 2.70%, 06/14/24		2,526	2,505,979
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)		5,290	5,231,969

			13,420,427

Media — 1.2%
Altice France SA, 5.50%, 01/15/28(a)		1,887	1,748,683
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(a)		2,201	2,201,000
4.75%, 03/01/30(a)		2,545	2,443,811
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29		1,647	1,482,083
4.40%, 04/01/33		10,299	10,268,540
6.48%, 10/23/45		18,393	20,938,284
5.38%, 05/01/47		11,668	11,946,760
5.75%, 04/01/48		5,150	5,475,146
5.13%, 07/01/49		11,527	11,435,686
6.83%, 10/23/55		5,998	7,111,633
4.40%, 12/01/61		8,165	7,107,423
3.95%, 06/30/62		15,428	12,476,041
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(a)		2,537	2,509,575
Comcast Corp.
2.65%, 02/01/30		12,141	11,654,057
4.25%, 10/15/30		2,142	2,285,003
3.20%, 07/15/36		2,567	2,455,878
3.90%, 03/01/38		11,314	11,653,122
3.40%, 07/15/46		6,070	5,699,011
4.00%, 08/15/47		445	453,991
3.97%, 11/01/47		8,345	8,477,774
3.45%, 02/01/50		4,000	3,742,136
2.45%, 08/15/52		6,759	5,361,075
2.99%, 11/01/63(a)		11	9,002
Cox Communications, Inc.
3.15%, 08/15/24(a)		6,590	6,600,795
3.60%, 06/15/51(a)		4,893	4,353,811
CSC Holdings LLC
7.50%, 04/01/28(a)		1,995	1,960,087
5.75%, 01/15/30(a)		4,044	3,599,160
Discovery Communications LLC
1.90%, 03/19/27	EUR	10,803	11,708,361
4.13%, 05/15/29	USD	292	294,622
DISH DBS Corp., 5.25%, 12/01/26(a)		5,015	4,776,787
FactSet Research Systems, Inc., 3.45%, 03/01/32		6,782	6,551,191
iHeartCommunications, Inc.
6.38%, 05/01/26		1,542	1,584,182
8.38%, 05/01/27		2,775	2,869,211
5.25%, 08/15/27(a)		2,379	2,352,236
4.75%, 01/15/28(a)		188	179,540
Interpublic Group of Cos., Inc., 4.75%, 03/30/30		1,828	1,962,655
Lamar Media Corp., 3.75%, 02/15/28		225	213,648

Security	Par (000)		Value

Media (continued)
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)	USD	954	$919,417
Magallanes, Inc., 3.43%, 03/15/24(a)		11,838	11,902,897
Nexstar Broadcasting, Inc.
5.63%, 07/15/27(a)		2,020	2,044,644
4.75%, 11/01/28(a)		2,573	2,492,594
Omnicom Group, Inc., 2.45%, 04/30/30		2,639	2,441,018
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 08/15/27(a)		2,365	2,311,977
4.63%, 03/15/30(a)		188	176,955
Paramount Global
4.38%, 03/15/43		3,745	3,564,304
5.85%, 09/01/43		2,978	3,431,167
Sirius XM Radio, Inc., 5.50%, 07/01/29(a)		2,318	2,352,770
TEGNA, Inc.
4.63%, 03/15/28		4,237	4,214,629
5.00%, 09/15/29		412	413,008
VTR Comunicaciones SpA
5.13%, 01/15/28(a)		1,136	1,076,573
4.38%, 04/15/29(a)		2,585	2,352,350
Walt Disney Co.
2.75%, 09/01/49		7,330	6,236,984
4.70%, 03/23/50		7,060	8,187,733
Ziggo Bond Co. BV, 6.00%, 01/15/27(a)		1,117	1,123,981

			253,185,001

Metals & Mining — 0.3%
ABJA Investment Co. Pte Ltd.
5.95%, 07/31/24(e)		200	208,250
5.45%, 01/24/28(e)		2,300	2,369,000
Anglo American Capital PLC
4.50%, 03/15/28(a)		5,306	5,476,124
5.63%, 04/01/30(a)		6,417	7,076,026
2.88%, 03/17/31(a)		5,000	4,579,062
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,102	1,025,742
Commercial Metals Co., 4.38%, 03/15/32		3,785	3,515,319
CSN Resources SA, 5.88%, 04/08/32(a)		2,423	2,347,112
Glencore Funding LLC, 2.63%, 09/23/31(a)		11,250	10,063,225
JSW Steel Ltd., 5.38%, 04/04/25(e)		1,100	1,104,125
Metinvest BV, 8.50%, 04/23/26(a)		594	258,390
Newmont Corp.
2.80%, 10/01/29		4,682	4,478,550
2.25%, 10/01/30		4,592	4,196,768
Nucor Corp., 3.95%, 05/01/28		4,682	4,788,586
Periama Holdings LLC, 5.95%, 04/19/26(e)		1,349	1,368,560
Vedanta Resources Finance II PLC
8.00%, 04/23/23(e)		1,887	1,807,369
8.95%, 03/11/25(a)		5,450	5,286,500
Vedanta Resources Ltd., 6.13%, 08/09/24(a)		1,339	1,161,582

			61,110,290

Multiline Retail — 0.0%
Dollar General Corp., 4.13%, 04/03/50		6	5,985
Grupo Axo SAPI de CV, 5.75%, 06/08/26(a)		370	347,291

			353,276

Multi-Utilities — 0.3%
Ameren Illinois Co.
3.80%, 05/15/28		3,671	3,767,094
3.25%, 03/15/50		3,650	3,342,041
CenterPoint Energy Resources Corp., 1.75%, 10/01/30		15,457	13,550,465

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Multi-Utilities (continued)
Consumers Energy Co.
3.25%, 08/15/46	USD	628	$577,139
3.75%, 02/15/50		5,099	5,122,264
3.10%, 08/15/50		3,802	3,480,489
3.50%, 08/01/51		5,760	5,626,015
2.65%, 08/15/52		120	99,606
Pacific Gas & Electric Co.
2.50%, 02/01/31		723	623,615
3.25%, 06/01/31		4,810	4,350,783
4.40%, 03/01/32		3,000	2,949,258
4.50%, 07/01/40		6,978	6,352,558
4.20%, 06/01/41		375	325,870
4.60%, 06/15/43		1,100	975,776
PG&E Corp., 5.00%, 07/01/28		2,425	2,344,005
Virginia Electric & Power Co., 4.00%, 01/15/43		8,396	8,551,099

			62,038,077

Oil, Gas & Consumable Fuels — 3.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(a)		945	988,101
Boardwalk Pipelines LP
4.80%, 05/03/29		640	661,882
3.40%, 02/15/31		181	171,179
BP Capital Markets America, Inc.
3.79%, 02/06/24		7,003	7,124,477
2.94%, 06/04/51		4,844	4,134,557
3.00%, 03/17/52		2,441	2,102,785
BP Capital Markets PLC, 3.81%, 02/10/24		2,475	2,526,601
Buckeye Partners LP
4.15%, 07/01/23		1,988	1,994,918
4.35%, 10/15/24		2,500	2,512,475
4.13%, 03/01/25(a)		1,160	1,143,980
3.95%, 12/01/26		225	219,879
California Resources Corp., 7.13%, 02/01/26(a)		1,674	1,740,575
Cameron LNG LLC
3.30%, 01/15/35(a)		10,602	9,964,022
3.40%, 01/15/38(a)		11,339	10,560,835
Cenovus Energy, Inc., 3.75%, 02/15/52		5,386	4,816,599
Centennial Resource Production LLC, 5.38%, 01/15/26(a)		375	363,750
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24		9,120	9,704,012
5.88%, 03/31/25		16,210	17,108,564
5.13%, 06/30/27		24,499	26,114,153
Cheniere Energy, Inc., 4.63%, 10/15/28		2,529	2,537,472
Chesapeake Energy Corp.
5.50%, 02/01/26(a)		1,644	1,683,596
0.00%, 02/15/26(d)(f)(k)		9,090	1
0.00%, 06/15/26(d)(f)(k)		425	—
0.00%, 08/15/26(d)(f)(k)		623	—
Chevron U.S.A., Inc., 2.34%, 08/12/50		3,671	2,972,181
Colgate Energy Partners III LLC
7.75%, 02/15/26(a)		765	815,498
5.88%, 07/01/29(a)		1,443	1,487,661
CrownRock LP/CrownRock Finance, Inc.,
5.63%, 10/15/25(a)		969	987,639
Devon Energy Corp.
8.25%, 08/01/23		2,833	3,000,566
5.85%, 12/15/25		1,567	1,695,885
5.88%, 06/15/28		447	473,234
4.50%, 01/15/30		3,495	3,606,612
4.75%, 05/15/42		5,775	6,102,535
5.00%, 06/15/45		3,575	3,892,208

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
3.25%, 12/01/26	USD	10,450	$10,434,475
3.50%, 12/01/29		37,964	37,605,856
3.13%, 03/24/31		13,508	12,900,837
4.40%, 03/24/51		9,391	9,526,677
4.25%, 03/15/52		7,021	6,939,152
EIG Pearl Holdings Sarl
3.55%, 08/31/36(a)		10,335	9,869,925
4.39%, 11/30/46(a)		8,881	8,303,735
Enbridge, Inc., 2.90%, 07/15/22		977	979,469
Energy Transfer LP
3.60%, 02/01/23		4,737	4,764,296
7.60%, 02/01/24		2,846	3,036,816
4.25%, 04/01/24		9,393	9,575,305
4.50%, 04/15/24		2,927	2,994,816
3.90%, 05/15/24		5,607	5,640,132
4.05%, 03/15/25		2,850	2,890,399
2.90%, 05/15/25		18,413	18,010,701
5.95%, 12/01/25		7,710	8,256,840
5.50%, 06/01/27		2,749	2,954,183
4.00%, 10/01/27		3,796	3,820,416
6.50%, 02/01/42		6,240	7,171,848
6.10%, 02/15/42		2,093	2,279,510
6.25%, 04/15/49		4,200	4,819,400
5.00%, 05/15/50		17,436	17,642,426
Enterprise Products Operating LLC
3.13%, 07/31/29		6,516	6,398,478
2.80%, 01/31/30		329	316,239
5.95%, 02/01/41		5,000	5,927,560
EOG Resources, Inc., 4.15%, 01/15/26		2,005	2,076,097
Frontera Energy Corp., 7.88%, 06/21/28(a)		2,330	2,178,783
Galaxy Pipeline Assets BidCo. Ltd.
2.16%, 03/31/34(a)		2,690	2,471,812
2.63%, 03/31/36(e)		1,875	1,681,992
2.94%, 09/30/40(a)		3,115	2,811,174
Geopark Ltd., 5.50%, 01/17/27(a)		905	857,374
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(a)		2,672	2,979,280
Hammerhead Resources, Inc., Series AI,
9.00%, 07/10/22(d)		3,195	3,195,278
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		800	774,000
Kinder Morgan Energy Partners LP
6.50%, 02/01/37		2,734	3,196,650
6.55%, 09/15/40		1,664	1,989,786
Marathon Petroleum Corp., 5.85%, 12/15/45		1,915	2,129,983
Matador Resources Co., 5.88%, 09/15/26		394	401,210
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(a)		2,928	2,664,480
MPLX LP
4.88%, 12/01/24		8,663	8,971,936
1.75%, 03/01/26		3,255	3,050,031
NGPL PipeCo LLC
4.88%, 08/15/27(a)		7,707	7,999,558
3.25%, 07/15/31(a)		9,682	9,039,514
Northwest Pipeline LLC, 4.00%, 04/01/27		16,671	17,096,708
Odebrecht Offshore Drilling Finance Ltd., (7.72% Cash or 7.72% PIK), 7.72%, 12/01/26(a)(m)		1	157
Ovintiv Exploration, Inc., 5.63%, 07/01/24		9,593	10,085,718
Puma International Financing SA, 5.13%, 10/06/24(a)		1,957	1,859,150
Rattler Midstream LP, 5.63%, 07/15/25(a)		1,350	1,370,250

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Reliance Industries Ltd., 3.67%, 11/30/27(e)	USD	400	$396,450
Sabine Pass Liquefaction LLC
5.63%, 04/15/23		6,227	6,371,141
5.75%, 05/15/24		25,601	26,794,979
5.63%, 03/01/25		34,953	36,955,753
5.88%, 06/30/26		22,510	24,335,009
5.00%, 03/15/27		20,935	22,140,106
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24(a)		436	443,085
SK Battery America, Inc., 2.13%, 01/26/26(e)		1,440	1,334,376
SM Energy Co., 10.00%, 01/15/25(a)		6,054	6,608,910
Suncor Energy, Inc., 6.80%, 05/15/38(o)		4,459	5,743,594
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30(a)		5,895	5,430,975
Tap Rock Resources LLC, 7.00%, 10/01/26(a)		8,393	8,687,762
Texas Eastern Transmission LP
3.50%, 01/15/28(a)		9,413	9,354,405
7.00%, 07/15/32		1,082	1,344,616
Thaioil Treasury Center Co. Ltd.
5.38%, 11/20/48(e)		1,270	1,221,130
3.75%, 06/18/50(e)		1,747	1,320,190
TransCanada PipeLines Ltd.
4.10%, 04/15/30		4,369	4,511,298
4.63%, 03/01/34		2,441	2,604,675
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26		20,169	23,120,853
4.00%, 03/15/28		13,905	14,223,451
4.60%, 03/15/48		3,414	3,642,241
3.95%, 05/15/50		5,137	4,995,176
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(a)		2,772	2,650,725
Williams Cos., Inc., Series A, 7.50%, 01/15/31		2,180	2,708,858

			642,088,602

Paper & Forest Products — 0.0%
Georgia-Pacific LLC
7.75%, 11/15/29		1,275	1,635,643
8.88%, 05/15/31		528	737,633
Suzano Austria GmbH
5.75%, 07/14/26(a)		707	758,258
3.75%, 01/15/31		800	749,200
3.13%, 01/15/32		2,360	2,091,078

			5,971,812

Pharmaceuticals — 0.3%
AstraZeneca PLC, 1.38%, 08/06/30		13,317	11,604,852
Bausch Health Americas, Inc.
9.25%, 04/01/26(a)		2,469	2,528,651
8.50%, 01/31/27(a)		2,881	2,873,135
Bausch Health Cos., Inc.
9.00%, 12/15/25(a)		2,506	2,596,404
6.13%, 02/01/27(a)		6,957	7,001,107
5.75%, 08/15/27(a)		774	762,661
7.00%, 01/15/28(a)		1,191	1,066,279
4.88%, 06/01/28(a)		1,376	1,317,520
7.25%, 05/30/29(a)		1,231	1,049,957
Johnson & Johnson, 3.50%, 01/15/48		2,585	2,648,119
Luye Pharma Group Ltd., 1.50%, 07/09/24(e)(j)		500	499,219
Merck & Co., Inc., 2.45%, 06/24/50		2,945	2,448,318
Roche Holdings, Inc., 2.61%, 12/13/51(a)		5,519	4,780,433
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23		1,760	1,764,879
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28		8,445	9,157,519
2.05%, 03/31/30		7,902	7,132,627

Security	Par (000)		Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.
2.00%, 07/09/40	EUR	9,260	$9,678,720
Teva Pharmaceutical Finance Netherlands III BV
4.75%, 05/09/27	USD	1,175	1,123,535
5.13%, 05/09/29		1,560	1,490,268

			71,524,203

Professional Services — 0.0%
JSM Global S.a.r.l, 4.75%, 10/20/30(a)		2,640	2,309,670

Real Estate Management & Development — 0.3%
Agile Group Holdings Ltd. 7.88%(e)(l)		588	114,660
5.75%, 01/02/25(e)		1,478	487,740
6.05%, 10/13/25(e)		1,179	377,280
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)		3,135	2,962,575
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(e)		1,736	1,673,070
Central China Real Estate Ltd.
7.25%, 04/24/23(e)		200	110,000
7.90%, 11/07/23(e)		230	105,800
China Aoyuan Group Ltd.
8.50%, 01/23/22(e)(f)(k)		747	123,255
6.35%, 02/08/24(e)(f)(k)		1,300	208,000
5.98%, 08/18/25(e)(f)(k)		500	80,000
6.20%, 03/24/26(e)(f)(k)		4,461	713,760
China Evergrande Group
9.50%, 04/11/22(e)(f)(k)		1,993	249,125
11.50%, 01/22/23(e)(f)(k)		2,077	259,625
8.25%, 03/23/23(e)(f)(k)		1,960	254,800
10.00%, 04/11/23(e)(f)(k)		600	75,000
China SCE Group Holdings Ltd.
7.25%, 04/19/23(e)		700	512,444
7.38%, 04/09/24(e)		687	379,696
5.95%, 09/29/24(e)		786	495,180
7.00%, 05/02/25(e)		778	405,678
CIFI Holdings Group Co. Ltd.
6.45%, 11/07/24(e)		200	176,000
6.00%, 07/16/25(e)		592	488,400
5.95%, 10/20/25(e)		200	163,000
Country Garden Holdings Co. Ltd.
5.40%, 05/27/25(e)		765	585,225
2.70%, 07/12/26(e)		695	483,025
DaFa Properties Group Ltd., 12.50%, 06/30/22		951	66,570
Fantasia Holdings Group Co. Ltd.
6.95%, 12/17/21(e)(f)(k)		465	62,775
11.75%, 04/17/22(e)(f)(k)		2,430	328,050
7.95%, 07/05/22(e)(f)(k)		530	71,550
12.25%, 10/18/22(e)(f)(k)		200	27,000
10.88%, 01/09/23(e)(f)(k)		2,657	358,695
11.88%, 06/01/23(e)(f)(k)		1,093	153,020
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(a)		4,330	4,430,889
Forestar Group, Inc.
3.85%, 05/15/26(a)		1,482	1,381,965
5.00%, 03/01/28(a)		3,502	3,283,125
Greenland Global Investment Ltd.
6.13%, 04/22/23(e)		455	318,500
6.75%, 09/26/23(e)		325	224,250
Haimen Zhongnan Investment Development International Co. Ltd., 10.88%, 06/18/22(e)		695	243,250
Howard Hughes Corp., 5.38%, 08/01/28(a)		4,396	4,413,496

58	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	USD	2,681	$2,425,339
4.15%, 04/15/32		4,058	4,144,307
Jingrui Holdings Ltd., 12.00%, 07/25/22(e)		800	320,000
Kaisa Group Holdings Ltd.
11.95%, 10/22/22(e)(f)(k)		900	175,500
11.50%, 01/30/23(e)(f)(k)		1,161	220,590
10.88%, 07/23/23(e)(f)(k)		1,321	258,255
9.75%, 09/28/23(e)(f)(k)		1,191	223,164
KWG Group Holdings Ltd.
7.88%, 09/01/23(e)		286	141,570
7.40%, 03/05/24(e)		598	242,190
5.88%, 11/10/24(e)		1,129	429,020
5.95%, 08/10/25(e)		614	227,180
Logan Group Co. Ltd.
5.75%, 01/14/25(e)		236	50,150
5.25%, 10/19/25(e)		255	51,000
4.50%, 01/13/28(e)		575	115,000
MAF Global Securities Ltd., 4.75%, 05/07/24(e)		1,073	1,095,801
Modern Land China Co. Ltd.
11.50%, 11/13/22(e)(f)(k)		593	106,740
9.80%, 04/11/23(e)(f)(k)		1,544	277,920
11.95%, 03/04/24(e)(f)(k)		450	81,000
New Metro Global Ltd.
6.80%, 08/05/23(e)		1,017	772,920
4.80%, 12/15/24(e)		335	234,500
4.50%, 05/02/26(e)		399	255,360
Powerlong Real Estate Holdings Ltd.
7.13%, 11/08/22(e)		620	303,800
6.95%, 07/23/23(e)		200	78,000
6.25%, 08/10/24(e)		672	255,360
Redsun Properties Group Ltd.
10.50%, 10/03/22(e)		600	120,000
9.70%, 04/16/23(e)		1,771	301,070
RKPF Overseas 2019 A Ltd.
5.90%, 03/05/25(e)		1,184	917,600
6.00%, 09/04/25(e)		345	269,100
RKPF Overseas 2020 A Ltd.
5.20%, 01/12/26(e)		780	600,600
5.13%, 07/26/26(e)		700	535,500
Ronshine China Holdings Ltd.
8.75%, 10/25/22(e)		730	262,800
8.10%, 06/09/23(e)		300	54,000
7.35%, 12/15/23(e)		586	99,620
6.75%, 08/05/24(e)		200	32,000
7.10%, 01/25/25(e)		2,283	342,450
Shimao Group Holdings Ltd.
5.60%, 07/15/26(e)		200	52,500
4.60%, 07/13/30(e)		1,263	328,380
3.45%, 01/11/31(e)		1,249	312,250
Shui On Development Holding Ltd.
5.75%, 11/12/23(e)		300	286,500
6.15%, 08/24/24(e)		895	836,825
5.50%, 03/03/25(e)		1,284	1,174,860
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(e)(f)(k)		782	15,640
Sunac China Holdings Ltd.
7.95%, 10/11/23(e)		693	187,110
7.50%, 02/01/24(e)		987	241,815
6.65%, 08/03/24(e)		1,189	291,305
6.50%, 01/10/25(e)		1,089	266,805
7.00%, 07/09/25(e)		1,233	302,085

Security	Par (000)		Value

Real Estate Management & Development (continued)
Theta Capital Pte Ltd.
8.13%, 01/22/25(e)	USD	1,507	$1,514,535
6.75%, 10/31/26(e)		200	189,750
Times China Holdings Ltd.
5.75%, 04/26/22(e)		300	277,500
6.75%, 07/08/25(e)		1,325	516,750
5.75%, 01/14/27(e)		1,997	718,920
Wanda Group Overseas Ltd.
7.50%, 07/24/22(e)		840	798,000
8.88%, 03/21/23(e)		630	548,100
Yango Justice International Ltd.
10.25%, 09/15/22(f)(k)		606	30,300
9.25%, 04/15/23(e)(f)(k)		305	15,250
8.25%, 11/25/23(e)(f)(k)		1,700	85,000
7.50%, 04/15/24(e)(f)(k)		1,482	74,100
Yanlord Land HK Co. Ltd.
6.75%, 04/23/23(e)		200	194,000
6.80%, 02/27/24(e)		680	646,000
5.13%, 05/20/26(e)		671	603,900
Yuzhou Group Holdings Co. Ltd.
7.70%, 02/20/25(e)(f)(k)		584	81,760
8.30%, 05/27/25(e)		818	114,520
7.38%, 01/13/26(e)		673	87,827
6.35%, 01/13/27(e)		800	112,000
Yuzhou Properties Co. Ltd.
6.00%, 10/25/23(e)		620	86,800
8.50%, 02/26/24(e)(f)(k)		1,389	194,460
8.38%, 10/30/24(e)		700	91,350
Zhenro Properties Group Ltd., 8.35%, 03/10/24(e)		560	61,600

			54,204,376

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
5.75%, 05/01/40		4,135	5,152,849
3.30%, 09/15/51		13,073	12,362,289
2.88%, 06/15/52		1,218	1,078,977
CSX Corp.
4.30%, 03/01/48		5,959	6,401,839
4.75%, 11/15/48		379	434,051
3.35%, 09/15/49		2,236	2,081,272
4.25%, 11/01/66		3,597	3,738,860
Movida Europe SA, 5.25%, 02/08/31(e)		707	630,644
Norfolk Southern Corp.
3.65%, 08/01/25		3,515	3,556,788
2.90%, 06/15/26		6,045	5,969,979
3.00%, 03/15/32		11,713	11,414,273
3.40%, 11/01/49		1,244	1,161,000
3.05%, 05/15/50		4,801	4,276,505
4.05%, 08/15/52		6,058	6,361,572
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.25%, 01/17/23(a)		2,565	2,602,833
3.95%, 03/10/25(a)		2,210	2,233,844
4.00%, 07/15/25(a)		6,435	6,497,528
1.20%, 11/15/25(a)		6,444	5,914,369
4.45%, 01/29/26(a)		280	287,950
1.70%, 06/15/26(a)		9,334	8,660,842
Ryder System, Inc.
2.50%, 09/01/22		120	120,353
2.50%, 09/01/24		1,829	1,805,047
4.63%, 06/01/25		17,920	18,550,252

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Road & Rail (continued)
Union Pacific Corp.
3.25%, 08/15/25	USD	4,144	$4,163,223
2.75%, 03/01/26		4,737	4,706,646
3.84%, 03/20/60		10,971	11,009,144
2.97%, 09/16/62		7,923	6,704,518
3.75%, 02/05/70		2,520	2,453,533
3.85%, 02/14/72		3,478	3,436,710
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,471	2,465,830

			146,233,520

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.
2.10%, 10/01/31		3,352	3,091,379
2.80%, 10/01/41		2,385	2,139,951
Applied Materials, Inc., 2.75%, 06/01/50		2,671	2,375,237
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27		10,184	10,252,080
Broadcom, Inc.
4.11%, 09/15/28		4,360	4,411,790
4.75%, 04/15/29		8,666	9,105,638
5.00%, 04/15/30		5,430	5,772,055
2.45%, 02/15/31(a)		3,438	3,066,964
4.15%, 04/15/32(a)		7,895	7,877,710
4.30%, 11/15/32		3,746	3,801,315
3.42%, 04/15/33(a)		21,345	19,921,750
3.47%, 04/15/34(a)		15,397	14,259,643
Intel Corp.
3.73%, 12/08/47		9,559	9,547,105
4.75%, 03/25/50		3,913	4,556,823
3.20%, 08/12/61		2,968	2,624,717
KLA Corp.
4.10%, 03/15/29		9,367	9,830,854
5.00%, 03/15/49		2,768	3,306,614
3.30%, 03/01/50		11,466	10,800,058
Lam Research Corp.
3.75%, 03/15/26		3,675	3,776,241
4.88%, 03/15/49		4,318	5,143,537
2.88%, 06/15/50		5,283	4,673,086
Micron Technology, Inc., 2.70%, 04/15/32		3,573	3,234,673
NVIDIA Corp., 3.50%, 04/01/50		9,168	9,265,273
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.
4.30%, 06/18/29(a)		16,413	16,913,597
3.40%, 05/01/30(a)		15,918	15,452,558
2.50%, 05/11/31(a)		17,559	15,725,840
2.65%, 02/15/32(a)		10,939	9,822,456
3.25%, 11/30/51(a)		2,658	2,226,527
QUALCOMM, Inc.
4.80%, 05/20/45		7,444	8,635,482
4.30%, 05/20/47		7,139	8,033,400

			229,644,353

Software — 1.0%
Autodesk, Inc.
3.50%, 06/15/27		8,651	8,695,705
2.40%, 12/15/31		5,098	4,545,323
Broadridge Financial Solutions, Inc., 3.40%, 06/27/26		3,949	3,981,655
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(a)		952	944,860
Coupa Software, Inc., 0.38%, 06/15/26(j)		1,000	839,000
Electronic Arts, Inc., 1.85%, 02/15/31		9,295	8,163,473
LogMeIn, Inc., 5.50%, 09/01/27(a)		12,500	11,667,000
Microsoft Corp., 2.92%, 03/17/52		14,242	13,364,538

Security	Par (000)		Value

Software (continued)
Oracle Corp.
3.90%, 05/15/35	USD	11,460	$10,776,786
3.85%, 07/15/36		6,365	5,858,694
3.80%, 11/15/37		8,118	7,341,796
6.13%, 07/08/39		3,476	3,966,258
3.60%, 04/01/40		18,895	16,391,155
3.65%, 03/25/41		29,736	25,972,491
4.13%, 05/15/45		6,334	5,688,064
4.00%, 07/15/46		6,377	5,658,584
4.00%, 11/15/47		12,066	10,670,803
3.60%, 04/01/50		15,434	12,800,378
3.95%, 03/25/51		4,795	4,191,862
Playtika Holding Corp., 4.25%, 03/15/29(a)		972	896,670
S&P Global, Inc.
4.75%, 08/01/28(a)		10,000	10,743,462
3.90%, 03/01/62(a)		435	447,449
salesforce.com, Inc., 3.05%, 07/15/61		8,407	7,374,597
ServiceNow, Inc., 1.40%, 09/01/30		13,747	11,683,237
VMware, Inc.
1.80%, 08/15/28		3,606	3,198,185
2.20%, 08/15/31		14,881	13,101,720
Workday, Inc., 3.80%, 04/01/32		4,535	4,526,370

			213,490,115

Specialty Retail — 0.2%
Home Depot, Inc.
4.25%, 04/01/46		4,490	4,911,097
4.50%, 12/06/48		4,660	5,235,348
Li & Fung Ltd., 4.38%, 10/04/24(e)		1,250	1,213,125
Lowe’s Cos., Inc.
1.70%, 09/15/28		8,411	7,612,228
3.65%, 04/05/29		9,190	9,338,910
2.80%, 09/15/41		8,435	7,224,588
4.25%, 04/01/52		2,036	2,105,903
SRS Distribution, Inc., 4.63%, 07/01/28(a)		859	820,525

			38,461,724

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.
3.85%, 05/04/43		7,698	8,097,053
2.55%, 08/20/60		6,900	5,654,699
2.80%, 02/08/61		9,649	8,296,353
CA Magnum Holdings, 5.38%, 10/31/26(e)		1,775	1,730,625
Dell International LLC/EMC Corp.
6.02%, 06/15/26		2,932	3,176,026
4.90%, 10/01/26		9,113	9,558,577
8.35%, 07/15/46		552	806,687
3.45%, 12/15/51(a)		3,341	2,714,194
HP, Inc.
2.65%, 06/17/31		5,245	4,692,709
6.00%, 09/15/41		3,064	3,570,843
SK Hynix, Inc., 2.38%, 01/19/31(e)		1,640	1,419,256
Western Digital Corp., 2.85%, 02/01/29		1,835	1,676,438
Xerox Holdings Corp.
5.00%, 08/15/25(a)		18,100	18,303,625
5.50%, 08/15/28(a)		1,833	1,787,652

			71,484,737

Textiles, Apparel & Luxury Goods — 0.0%
William Carter Co., 5.63%, 03/15/27(a)		220	223,247

Thrifts & Mortgage Finance — 0.0%
Freedom Mortgage Corp.
8.13%, 11/15/24(a)		2,638	2,628,107
8.25%, 04/15/25(a)		2,068	2,061,755

60	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Thrifts & Mortgage Finance (continued)
Nationstar Mortgage Holdings, Inc.
6.00%, 01/15/27(a)	USD	793	$806,957
5.50%, 08/15/28(a)		2,642	2,539,754

			8,036,573

Tobacco — 0.3%
Altria Group, Inc.
3.40%, 05/06/30		4,962	4,772,144
3.13%, 06/15/31	EUR	12,780	14,141,353
5.80%, 02/14/39	USD	9,650	10,400,787
3.40%, 02/04/41		3,201	2,626,887
BAT Capital Corp.
3.22%, 09/06/26		6,146	5,949,572
5.28%, 04/02/50		2,455	2,428,344
Philip Morris International, Inc., 1.45%, 08/01/39	EUR	10,050	8,444,201
Reynolds American, Inc., 5.85%, 08/15/45	USD	6,970	7,171,620

			55,934,908

Trading Companies & Distributors — 0.0%
Herc Holdings, Inc., 5.50%, 07/15/27(a)		2,137	2,166,918

Transportation Infrastructure — 0.0%
Delhi International Airport Ltd., 6.13%, 10/31/26(e)		300	292,369

Wireless Telecommunication Services — 0.5%
Digicel Group Holdings Ltd., (5.00% Cash and 3.00% PIK or 8.00% PIK), 8.00%, 04/01/25(a)(m)		1,069	931,155
Kenbourne Invest SA
6.88%, 11/26/24(a)		3,075	3,013,885
4.70%, 01/22/28(a)		1,260	1,102,500
Millicom International Cellular SA, 6.63%, 10/15/26(a)		990	1,012,151
Rogers Communications, Inc.
3.80%, 03/15/32(a)		18,232	18,090,822
4.55%, 03/15/52(a)		11,308	11,241,941
T-Mobile U.S.A., Inc.
3.75%, 04/15/27		13,083	13,159,474
3.88%, 04/15/30		44,497	44,667,830
2.55%, 02/15/31		2,455	2,226,198
2.70%, 03/15/32(a)		6,045	5,499,091
3.40%, 10/15/52(a)		3,138	2,668,681

			103,613,728

Total Corporate Bonds — 32.6% (Cost: $7,355,366,622)			6,885,638,920

Floating Rate Loan Interests(c)

Aerospace & Defense — 0.0%
Cobham Ultra U.S. Co-Borrower LLC, Term Loan, 12/24/28(p)		1,953	1,929,408

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Refinancing Term Loan (2018), (1 mo. LIBOR US + 1.75%, 0.00% Floor), 1.99%, 02/23/25		6,661	6,592,674

Security	Par (000)		Value

Airlines — 0.1%
Allegiant Travel Co., Replacement Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.47%, 02/05/24	USD	11,806	$11,633,634
Kestrel Bidco, Inc., Term Loan, (3 mo. LIBOR US + 3.00%, 1.00% Floor), 4.00%, 12/11/26		7,434	7,147,933

			18,781,567

Beverages — 0.0%
City Brewing Co. LLC, Closing Date Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 04/05/28		2,158	1,963,921
Naked Juice LLC
Term Loan B, 01/24/29(p)		1,250	1,227,809
Term Loan B, 01/24/30(p)		460	457,700
Triton Water Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.50% Floor), 4.51%, 03/31/28		2,282	2,221,863

			5,871,293

Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., Dollar Tranche B Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.46%, 11/15/27		6,717	6,596,456

Building Products — 0.1%
Cornerstone Building Brands, Inc., Tranche B Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 04/12/28		2,300	2,221,440
CP Iris Holdco I, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 10/05/28		840	818,433
JELD-WEN, Inc., Replacement Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.71%, 07/31/28		4,493	4,446,994
TAMKO Building Products LLC
Initial Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.30%, 05/31/26		1,886	1,843,107
Initial Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 4.01%, 05/31/26		895	875,086
Initial Term Loan, (3 mo. LIBOR US + 3.00%, 0.00% Floor), 3.51%, 05/31/26		927	906,303
Zurn LLC (Zurn Holdings, Inc.), Term B Loan (First Lien), (1 mo. LIBOR US + 2.25%, 0.50% Floor), 2.75%, 10/04/28		874	867,982

			11,979,345

Chemicals — 0.1%
Aruba Investments Holdings LLC, Initial Dollar Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 11/24/27		2,493	2,456,068
Bakelite UK Intermediate Ltd., Term Loan, 02/02/29(d)(p)		7,459	7,253,877
Flexsys Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 5.25%, 0.75% Floor), 6.00%, 11/01/28(d)		2,312	2,285,990
LSF11 A5 Holdco LLC, Term Loan, (1 mo. CME Term SOFR US + 3.50%, 0.50% Floor), 4.11%, 10/13/28		9,431	9,287,177
SCIH Salt Holdings, Inc., Incremental Term B-1 Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 03/16/27		5,152	5,057,480

			26,340,592

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Services & Supplies — 0.2%
621 17th Street Operating Co. LLC (633 17th Street Operating Co. LLC), Loan, (1 mo. LIBOR US + 6.94%, 0.00% Floor), 7.38%, 11/15/22(d)	USD	7,082	$6,515,765
AEA International Holdings (Luxembourg) S.a.r.l., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.81%, 09/07/28(d)		3,796	3,782,149
Allied Universal Holdco LLC (FKA USAGM Holdco LLC), Initial U.S. Dollar Term Loan, (1 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 05/14/28		3,767	3,704,499
American Auto Auction Group LLC
Tranche B Term Loan (First Lien), (3 mo. CME Term SOFR US + 5.00%, 0.75% Floor), 5.90%, 12/30/27		9,967	9,780,138
Tranche B Term Loan (Second Lien), (3 mo. CME Term SOFR US + 8.75%, 0.75% Floor), 9.50%, 12/30/28(d)		5,313	5,206,740
DRI Holding, Inc., Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 5.25%, 0.50% Floor), 5.75%, 12/21/28		3,178	3,114,440
DS Parent, Inc., Term B Loan, (3 mo. LIBOR US + 5.75%, 0.75% Floor), 6.76%, 12/10/28(d)		5,052	4,900,488
KAR Auction Services, Inc., Tranche B-6 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.75%, 09/19/26(d)		1,053	1,042,599
MIP V Waste LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 12/10/28		2,698	2,664,275
Signal Parent, Inc., Initial Term Loan, (1 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 04/01/28		3,419	3,036,661

			43,747,754

Construction & Engineering — 0.0%
PLH Infrastructure Services, Inc., Term Loan, (3 mo. LIBOR US + 6.00%, 0.00% Floor), 6.39%, 08/07/23(d)		2,312	2,277,670

Construction Materials — 0.0%
Advanced Drainage Systems, Inc., Initial Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.50%, 09/24/26		739	734,385
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (1 mo. CME Term SOFR US + 3.75%, 0.50% Floor), 4.25%, 10/19/27		8,081	7,976,310

			8,710,695

Consumer Finance — 0.0%
Crédito Real SAB de CV, SOFOM, ENR (Marevalley Corp.), Tranche A Loan, (3 mo. LIBOR US + 3.75%, 0.00% Floor), 4.23%, 02/21/23(d)		571	114,100

Containers & Packaging — 0.0%
Valcour Packaging LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 09/30/28(d)		2,051	1,999,725

Diversified Financial Services — 0.4%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan, (1 mo. LIBOR US + 2.10%, 0.00% Floor), 2.29%, 01/09/23(d)		11,236	11,235,822

Security	Par (000)		Value

Diversified Financial Services (continued)
Clydesdale Acquisition Holdings, Inc., Seven Year Term Loan, 03/30/29(p)	USD	4,176	$4,106,386
Flutter Entertainment PLC, USD Term Loan, (3 mo. LIBOR US + 2.25%, 0.00% Floor), 3.26%, 07/21/26		12,976	12,860,090
PECO-PD III Borrower LP, Revolving Credit Facility, 11/20/24(d)(p)		17,841	17,840,667
Project Pearl Pasco Holdings LLC, Advance, (3 mo. LIBOR US + 2.25%, 1.00% Floor), 09/15/23(p)		32,350	32,236,677
Woof Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.68%, 12/21/27		1,869	1,852,765

			80,132,407

Diversified Telecommunication Services — 0.1%
Cablevision Lightpath LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 12/01/27		1,208	1,190,805
Connect Finco S.a.r.l., Amendment No. 1 Refinancing Term Loan, (1 mo. LIBOR US + 3.50%, 1.00% Floor), 4.50%, 12/12/26		2,484	2,460,699
Frontier Communications Corp., Term Loan B, (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.81%, 10/08/27		7,056	6,938,555
MetroNet Systems Holdings LLC, 2021 Term Loan (First Lien), (1 mo. CME Term SOFR US + 3.75%, 0.75% Floor), 4.50%, 06/02/28		2,783	2,748,933

			13,338,992

Electronic Equipment, Instruments & Components — 0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc., Term B Loan, (3 mo. CME Term SOFR US + 6.25%, 1.00% Floor), 7.25%, 12/29/27(d)		3,808	3,693,760
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien), (3 mo. LIBOR US + 8.00%, 1.00% Floor), 9.00%, 02/28/26(d)		1,795	1,346,250

			5,040,010

Energy Equipment & Services — 0.1%
ProFrac Holdings II LLC, Term Loan, 03/04/25(p)		8,927	8,748,460

Entertainment — 0.0%
Entain plc, Facility B (USD), (6 mo. LIBOR US + 2.25%, 0.50% Floor), 3.74%, 03/16/27(d)		5,058	5,007,202

Food Products — 0.1%
BCPE North Star U.S. Holdco 2, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 06/10/28		4,961	4,853,587
JBS U.S.A. Lux SA (FKA JBS U.S.A. LLC), New Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 2.80%, 05/01/26		3,291	3,257,356
Shearer’s Foods LLC, Refinancing Term Loan (First Lien), (1 mo. LIBOR US + 3.50%, 0.75% Floor), 4.25%, 09/23/27		977	946,615
Sovos Brands Intermediate, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.50%, 06/08/28		826	815,781

			9,873,339

62	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 10/21/28	USD	20,877	$20,657,791
Owens & Minor, Inc., Term B-1 Facility, 03/29/29(d)(p)		3,446	3,428,770

			24,086,561

Health Care Providers & Services — 0.0%
Change Healthcare Holdings LLC, Closing Date Term Loan, (1 mo. LIBOR US + 2.50%, 1.00% Floor), 3.50%, 03/01/24		2,970	2,950,374
Medical Solutions Holdings, Inc., Initial Term Loan (Second Lien), (3 mo. LIBOR US + 7.00%, 0.50% Floor), 7.50%, 11/01/29		1,587	1,523,520
Select Medical Corp., Tranche B Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.71%, 03/06/25		1,124	1,109,167

			5,583,061

Hotels, Restaurants & Leisure — 0.9%
Aimbridge Acquisition Co., Inc.
2021 Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 02/01/26		2,021	2,003,594
Initial Term Loan (2019) (First Lien), (1 mo. LIBOR US + 3.75%, 0.00% Floor), 4.21%, 02/01/26		3,854	3,768,790
Aspen Owner LLC, Advance, (3 mo. CME Term SOFR US + 2.90%, 0.10% Floor), 3.36%, 02/09/27(d)		14,555	14,341,450
Bally’s Corp., Term B Facility Loan, (3 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 10/01/28		16,006	15,905,848
Caesars Resort Collection LLC, Term B-1 Loan, (1 mo. LIBOR US + 3.50%, 0.00% Floor), 3.96%, 07/20/25		2,170	2,160,190
DuPont Hotel Project Owner LLC, Term Loan, 04/01/24(d)(p)		12,322	11,336,506
ECL Entertainment LLC, Term B Loan, (3 mo. LIBOR US + 7.50%, 0.75% Floor), 8.25%, 04/30/28		5,238	5,260,259
Enterprise Development Authority, Term B Loan, (1 mo. LIBOR US + 4.25%, 0.75% Floor), 5.00%, 02/01/28		3,415	3,381,098
Fertitta Entertainment LLC, Initial B Term Loan, (1 mo. CME Term SOFR US + 4.00%, 0.50% Floor), 4.50%, 01/27/29		7,382	7,335,626
Herschend Entertainment Co. LLC, Initial Term Loan (2021), (1 mo. LIBOR US + 3.75%, 0.50% Floor), 4.25%, 08/27/28		1,915	1,901,010
Hilton Grand Vacations Borrower LLC, Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 08/02/28		6,762	6,714,686
HLP Hotel LLC, Term Loan, (1 mo. LIBOR US + 3.43%, 1.00% Floor), 3.56%, 09/09/26(d)		12,200	12,139,000
HRNI Holdings LLC (FKA Spectacle Gary Holdings LLC), Term B Loan, (1 mo. LIBOR US + 4.25%, 0.75% Floor), 5.00%, 12/10/28		20,029	19,845,755
Jack Ohio Finance LLC, Initial Term Loan, (1 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 10/04/28(d)		3,029	2,991,540
Maverick Gaming LLC, Term B Facility Loan, (3 mo. LIBOR US + 7.50%, 1.00% Floor), 8.50%, 09/07/26		2,811	2,761,685

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Mensa II Austin Hotel LP, Promissory Note A-3, (1 mo. LIBOR US + 3.48%, 0.25% Floor), 3.73%, 06/01/24(d)	USD	10,770	$10,646,627
PCI Gaming Authority, Term B Facility Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.96%, 05/31/26		6,077	6,022,545
Raptor Acquisition Corp., Term B Loan (First Lien), (3 mo. LIBOR US + 4.00%, 0.75% Floor), 4.93%, 11/01/26		821	815,557
Scientific Games Corp., Term Loan, 02/04/29(p)		9,946	9,842,959
SeaWorld Parks & Entertainment, Inc., Term B Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 08/25/28		21,425	21,141,449
Sodalite Tahoe Hotel LLC, Loan, (3 mo. LIBOR US + 2.99%, 0.00% Floor), 2.99%, 10/25/24(d)		6,570	6,570,290
The Vinoy St. Petersburg, Note A, (1 mo. LIBOR US + 2.55%, 0.50% Floor), 3.05%, 06/07/24(d)		13,596	13,477,695

			180,364,159

Household Durables — 0.0%
ACProducts Holdings, Inc., Initial Term Loan, (3 mo. LIBOR US + 4.25%, 0.50% Floor), 4.75%, 05/17/28		4,618	4,153,706
MI Windows and Doors LLC, Term B-1 Loan, (1 mo. SOFR US + 3.50%, 0.50% Floor), 4.00%, 12/18/27		1,948	1,922,031

			6,075,737

Household Products — 0.0%
Conair Holdings LLC, Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.50% Floor), 4.76%, 05/17/28		1,242	1,220,029
Kronos Acquisition Holdings, Inc., Initial Loan, (3 mo. CME Term SOFR US + 6.00%, 1.00% Floor), 7.00%, 12/22/26		1,688	1,671,829
SWF Holdings I Corp., Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 10/06/28		1,991	1,927,945

			4,819,803

Independent Power and Renewable Electricity Producers — 0.0%
Green Plains Operating Co. LLC, Loan, (3 mo. LIBOR US + 8.00%, 0.00% Floor), 8.20%, 07/20/26(d)		6,407	6,407,000
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.75%, 0.50% Floor), 3.76%, 03/25/28		794	786,560

			7,193,560

Interactive Media & Services — 0.1%
OD Intermediate SUBI Holdco II LLC, Closing Date Advance, (1 mo. FIXED US + 10.00%, 0.00% Floor), 10.00%, 04/01/26(d)		9,670	9,369,963

IT Services — 0.1%
Avaya, Inc.
Tranche B-1 Term Loan, (1 mo. LIBOR US + 4.25%, 0.00% Floor), 4.64%, 12/15/27		1,500	1,487,625
Tranche B-2 Term Loan, (1 mo. LIBOR US + 4.00%, 0.00% Floor), 4.40%, 12/15/27		1,500	1,481,250

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

IT Services (continued)
GoTo Group, Inc., Initial Term Loan (First Lien), (1 mo. LIBOR US + 4.75%, 0.00% Floor), 5.22%, 08/31/27	USD	6,650	$6,519,024
Surf Holdings S.a r.l., Dollar Tranche Term Loan (First Lien), (3 mo. LIBOR US + 3.50%, 0.00% Floor), 4.11%, 03/05/27		2,031	2,009,603

			11,497,502

Leisure Products — 0.0%
J & J Ventures Gaming LLC, Initial Term Loan, (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 04/26/28		4,385	4,335,634
Leslie’s Poolmart, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.50%, 0.50% Floor), 3.02%, 03/09/28		1,183	1,165,561
OVG Business Services LLC, Initial Term Loan, (3 mo. LIBOR US + 6.25%, 1.00% Floor), 7.25%, 11/20/28		3,086	2,970,275

			8,471,470

Machinery — 0.1%
Apex Tool Group LLC, Initial Term Loan (First Lien), (1 mo. CME Term SOFR US + 5.25%, 0.50% Floor), 5.75%, 02/08/29		10,246	9,964,280
Columbus McKinnon Corp., Initial Term Loan, (3 mo. LIBOR US + 2.75%, 0.50% Floor), 3.81%, 05/14/28		513	503,632
Gates Global LLC, Initial B-3 Dollar Term Loan, (1 mo. LIBOR US + 2.50%, 0.75% Floor), 3.25%, 03/31/27		792	779,295
Hydrofarm Holdings Group, Inc., Term Loan, (1 mo. LIBOR US + 5.50%, 1.00% Floor), 6.50%, 10/25/28(d)		2,282	2,168,166

			13,415,373

Media — 0.1%
Charter Communications Operating LLC, Term A-4 Loan, (1 mo. LIBOR US + 1.25%, 0.00% Floor), 1.71%, 02/01/25(d)		3,902	3,882,556
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), September 2019 Initial Term Loan, (1 mo. LIBOR US + 2.50%, 0.00% Floor), 2.90%, 04/15/27		4,458	4,373,234
DirecTV Financing LLC, Closing Date Term Loan, (1 mo. LIBOR US + 5.00%, 0.75% Floor), 5.75%, 08/02/27		5,000	4,989,329
Gray Television, Inc., Term D Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.23%, 12/01/28		6,085	6,047,816
Lamar Media Corp., Term B Loan, (1 mo. LIBOR US + 1.50%, 0.00% Floor), 1.97%, 02/06/27		477	473,593
Univision Communications, Inc.
2021 Replacement Converted First-Lien Term Loan, (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 03/24/26		2,783	2,763,286
Initial First-Lien Term Loan, (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 01/31/29		2,000	1,976,660

			24,506,474

Security	Par (000)		Value

Metals & Mining — 0.0%
American Rock Salt Co. LLC, Initial Loan (First Lien), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 06/11/28	USD	1,268	$1,252,560
Zekelman Industries, Inc., 2020 Term Loan, (1 mo. LIBOR US + 2.00%, 0.00% Floor), 2.46%, 01/24/27		1,330	1,302,546

			2,555,106

Multiline Retail — 0.0%
Michaels Cos., Inc., Term B Loan, (3 mo. LIBOR US + 4.25%, 0.75% Floor), 5.26%, 04/15/28		1,125	1,052,501

Multi-Utilities — 0.0%
PG&E Corp., Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 01/01/22		7,701	7,595,519

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2021 Tranche B-1 Term Loan, (1 mo. LIBOR US + 2.25%, 0.00% Floor), 2.71%, 11/01/26		11,404	11,309,943
DT Midstream, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.50% Floor), 2.50%, 06/10/28		4,160	4,148,586
ITT Holdings LLC, Initial Term Loan, (1 mo. LIBOR US + 2.75%, 0.50% Floor), 3.25%, 07/08/28		2,068	2,036,596
Southwestern Energy Co., Initial Loan, (3 mo. CME Term SOFR US + 2.50%, 0.50% Floor), 3.15%, 06/22/27(d)		4,243	4,232,756

			21,727,881

Personal Products — 0.1%
Olaplex, Inc., Initial Term Loan, (3 mo. CME Term SOFR US + 3.75%, 0.50% Floor), 4.38%, 02/23/29(d)		12,107	12,046,465

Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.46%, 06/01/25		5,566	5,514,938
Jazz Pharmaceuticals Public Ltd. Co., Initial Dollar Term Loan, (1 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 05/05/28		6,985	6,952,568

			12,467,506

Professional Services — 0.0%
Vaco Holdings LLC, Term Loan B, 01/21/29(p)		3,797	3,765,849

Real Estate Management & Development — 0.2%
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan, (1 mo. LIBOR US + 2.05%, 0.00% Floor), 2.36%, 03/09/24(d)		16,472	16,471,936
HP LQ Investment LP, Term Loan, (1 mo. CME Term SOFR US + 3.00%, 0.00% Floor), 3.22%, 12/09/24(d)		9,990	9,989,744
MUPR 3 Assets LLC, Facility, (1 mo. SOFR US + 2.75%, 0.00% Floor), 2.80%, 09/25/23		9,012	9,011,664
Paradise Plaza Associates LLC, Term Loan, 12/07/26(d)(p)		12,093	11,937,912

			47,411,256

Road & Rail — 0.0%
Genesee & Wyoming, Inc., Initial Term Loan, (3 mo. LIBOR US + 2.00%, 0.00% Floor), 3.01%, 12/30/26		4,173	4,121,973

64	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., Initial Term Loan (First Lien), 02/01/29(p)	USD	19,648	$19,359,371

Software — 0.2%
Barracuda Networks, Inc., 2020 Term Loan (First Lien), (3 mo. LIBOR US + 3.75%, 0.75% Floor), 4.73%, 02/12/25		1,980	1,969,010
ConnectWise LLC, Initial Term Loan, (1 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 09/30/28		6,371	6,320,064
Genesys Cloud Services Holdings I LLC
Initial Dollar Term Loan (2020), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.98%, 12/01/27		1,159	1,155,694
Initial Dollar Term Loan (2020), (1 mo. LIBOR US + 4.00%, 0.75% Floor), 4.75%, 12/01/27		543	541,274
Informatica LLC, Initial Term Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 3.25%, 10/29/28		9,771	9,658,634
Interface Security Systems LLC, Initial Term Loan, 08/07/23(d)(p)		5,413	5,217,501
Ping Identity Corp., Term Loan, (1 mo. CME Term SOFR US + 3.75%, 0.50% Floor), 4.25%, 11/23/28(d)		2,500	2,481,250
Playtika Holding Corp., Term B-1 Loan, (1 mo. LIBOR US + 2.75%, 0.00% Floor), 3.21%, 03/11/28		6,443	6,338,931
Project Ruby Ultimate Parent Corp., Closing Date Term Loan (First Lien), (1 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 03/10/28	.	4,334	4,286,544
VS Buyer LLC, Initial Term Loan, (1 mo. LIBOR US + 3.00%, 0.00% Floor), 3.46%, 03/02/27	.	5,889	5,825,052

			43,793,954

Specialty Retail — 0.2%
Fanatics Commerce Intermediate Holdco LLC, Initial Term Loan, (1 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 11/23/28		5,361	5,306,959
Foundation Building Materials, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.50% Floor), 3.75%, 01/29/28		6,835	6,707,212
Jo-Ann Stores LLC, Term B-1 Loan, (3 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 06/30/28		1,672	1,450,715
LBM Acquisition LLC, Term Loan B, 12/18/27(p)		10,878	10,596,411
Park River Holdings, Inc., Initial Term Loan (First Lien), (3 mo. LIBOR US + 3.25%, 0.75% Floor), 4.00%, 12/28/27		1,214	1,185,432
SRS Distribution, Inc.
2021 Refinancing Term Loan, (3 mo. LIBOR US + 3.50%, 0.50% Floor), 4.00%, 06/04/28		14	13,668
2021 Refinancing Term Loan, (3 mo. LIBOR US + 3.50%, 0.50% Floor), 4.02%, 06/04/28		5,499	5,426,135

			30,686,532

Technology Hardware, Storage & Peripherals — 0.1%
Everi Holdings, Inc., Term B Loan, (3 mo. LIBOR US + 2.50%, 0.50% Floor), 3.01%, 08/03/28		1,413	1,402,154

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals (continued)
Redstone Holdco 2 LP
Initial Loan (Second Lien), (3 mo. LIBOR US + 7.75%, 0.75% Floor), 8.50%, 08/06/29	USD	4,728	$4,302,480
Initial Term Loan (First Lien), (3 mo. LIBOR US + 4.75%, 0.75% Floor), 5.50%, 04/27/28		11,968	11,668,663

			17,373,297

Textiles, Apparel & Luxury Goods — 0.0%
Tory Burch LLC, Initial Term B Loan, (1 mo. LIBOR US + 3.00%, 0.50% Floor), 3.50%, 04/16/28		3,498	3,392,643

Thrifts & Mortgage Finance — 0.1%
Caliber Home Loans, Inc., Advances, (3 mo. LIBOR US + 2.88%, 0.00% Floor), 2.98%, 07/24/25(d)		18,650	18,603,375

Total Floating Rate Loan Interests — 3.8% (Cost: $807,761,612)			798,418,580

Foreign Agency Obligations

Argentina — 0.0%
YPF SA, 7.00%, 12/15/47(a)		2,982	1,913,699

Bahrain — 0.0%
Oil and Gas Holding Co. BSCC, 7.63%, 11/07/24(e)		2,309	2,430,223

China — 0.0%
Sino-Ocean Land Treasure III Ltd., 4.90%(e)(l)		714	456,201

Colombia — 0.1%
Ecopetrol SA, 6.88%, 04/29/30		7,094	7,455,794
Empresas Publicas de Medellin ESP
4.25%, 07/18/29(a)		1,883	1,666,832
4.38%, 02/15/31(a)		1,447	1,234,291

			10,356,917

Germany — 0.3%
Kreditanstalt fuer Wiederaufbau, 1.13%, 03/31/37(e)	EUR	60,741	66,244,598

Hong Kong — 0.0%
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29(e)	USD	1,100	1,084,050

India — 0.1%
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(e)		300	298,931
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(e)		1,590	1,577,379
Greenko Solar Mauritius Ltd., 5.55%, 01/29/25(e)		2,000	2,000,000
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(e)		1,560	1,538,355
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30(e)		1,650	1,547,486
2.80%, 02/10/31(e)		200	177,786
Oil India International Pte Ltd., 4.00%, 04/21/27(e)		290	286,248
Oil India Ltd., 5.13%, 02/04/29(e)		1,300	1,358,744
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(e)		1,570	1,546,254

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

India (continued)
Power Finance Corp. Ltd., 4.50%, 06/18/29(e)	USD	2,634	$2,619,934
REC Ltd., 3.88%, 07/07/27(e)		559	548,949

			13,500,066

Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(e)		1,320	1,254,145
Pertamina Persero PT, 5.63%, 05/20/43(e)		1,850	1,964,238
Perusahaan Listrik Negara PT, 5.38%, 01/25/29(e)		2,000	2,147,720

			5,366,103

Kuwait — 0.0%
Equate Petrochemical BV
4.25%, 11/03/26(e)		879	889,878
2.63%, 04/28/28(a)		1,625	1,501,094
MEGlobal Canada ULC
5.00%, 05/18/25(a)		3,035	3,118,083
5.88%, 05/18/30(e)		1,350	1,500,187

			7,009,242

Malaysia — 0.0%
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(e)		300	295,931
4.85%, 11/01/28(e)		2,310	2,460,583

			2,756,514

Mexico — 0.3%
Comision Federal de Electricidad, 3.35%, 02/09/31(e)		1,186	1,039,826
Mexico City Airport Trust, 5.50%, 07/31/47(e)		5,465	4,829,694
Petroleos Mexicanos
7.19%, 09/12/24	MXN	62,757	3,011,849
6.88%, 10/16/25	USD	2,613	2,739,469
6.84%, 01/23/30		7,563	7,506,277
6.70%, 02/16/32		27,692	26,307,400
5.50%, 06/27/44		1,366	1,029,964
6.75%, 09/21/47		1,997	1,603,491
7.69%, 01/23/50		2,669	2,322,030
6.95%, 01/28/60		949	768,595

			51,158,595

Morocco — 0.0%
OCP SA, 3.75%, 06/23/31(e)		1,907	1,723,451

Oman — 0.0%
OQ SAOC, 5.13%, 05/06/28(a)		1,267	1,250,608

Pakistan — 0.0%
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(e)		2,007	1,299,753

Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)		1,225	1,116,894

Qatar — 0.0%
Qatar Petroleum
3.13%, 07/12/41(a)		1,717	1,566,762
3.13%, 07/12/41(e)		750	684,375
3.30%, 07/12/51(e)		700	644,000

			2,895,137

Singapore — 0.0%
BOC Aviation Ltd., 3.50%, 09/18/27(e)		1,270	1,245,791

South Africa — 0.0%
Eskom Holdings SOC Ltd., 7.13%, 02/11/25(e)		3,075	2,965,837

Security	Par (000)		Value

Ukraine — 0.0%
NPC Ukrenergo, 6.88%, 11/09/26(a)	USD	1,374	$515,250

United Arab Emirates — 0.0%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(e)		1,100	1,162,769

United States — 0.0%
Citgo Holding, Inc., 9.25%, 08/01/24(a)		1,775	1,792,750

Total Foreign Agency Obligations — 0.8% (Cost: $185,575,063)			178,244,448

Foreign Government Obligations

Argentina — 0.0%
Republic of Argentina, 1.13%, 07/09/35(b)		11,172	3,401,874

Austria — 0.3%
Republic of Austria
0.90%, 02/20/32(a)(e)	EUR	42,359	46,463,492
0.75%, 03/20/51(a)(e)		14,689	14,581,837
0.70%, 04/20/71(a)(e)		5,232	4,347,732
2.10%, 09/20/17(a)(e)		3,010	4,020,149

			69,413,210

Chile — 0.0%
Republic of Chile, 4.34%, 03/07/42	USD	4,095	4,205,565

China — 0.3%
China Government Bond, 3.01%, 05/13/28	CNY	117,530	18,746,892
People’s Republic of China, 2.85%, 06/04/27		218,700	34,752,344

			53,499,236

Colombia — 0.1%
Republic of Colombia, 4.50%, 03/15/29	USD	11,914	11,465,736

Côte d’Ivoire — 0.0%
Republic of Côte d’Ivoire, 6.63%, 03/22/48(e)	EUR	2,005	1,934,262

Cyprus — 0.1%
Republic of Cyprus, 0.95%, 01/20/32(e)		20,630	20,501,232

Dominican Republic — 0.0%
Dominican Republic, 5.50%, 02/22/29(a)	USD	6,855	6,770,598

Finland — 0.2%
Republic of Finland
0.13%, 09/15/31(a)(e)	EUR	20,983	21,594,537
1.38%, 04/15/47(a)(e)		17,330	20,770,353

			42,364,890

France — 0.1%
Republic of France, 0.75%, 05/25/52(e)		13,559	12,614,005

Ghana — 0.0%
Republic of Ghana, 7.63%, 05/16/29(e)	USD	3,011	2,167,920

Hungary — 0.0%
Republic of Hungary, 5.38%, 03/25/24		8,710	9,128,080

Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/27(e)		700	737,100
2.80%, 06/23/30(e)		2,010	1,970,177
Republic of Indonesia
4.10%, 04/24/28		500	530,875
4.75%, 02/11/29		1,390	1,536,103
2.85%, 02/14/30		2,600	2,553,362
8.38%, 03/15/34	IDR	92,157,000	7,032,485

66	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Indonesia (continued)
Republic of Indonesia
7.50%, 06/15/35	IDR	91,618,000	$6,548,016
3.05%, 03/12/51	USD	11,595	10,480,257

			31,388,375

Mexico — 0.3%
United Mexican States
2.66%, 05/24/31		16,739	15,249,229
4.50%, 01/31/50		25,868	24,432,326
4.40%, 02/12/52		15,936	14,669,088

			54,350,643

Mongolia — 0.0%
Mongolian People’s Republic, 5.13%, 04/07/26(e)		1,503	1,480,620

Nigeria — 0.0%
Republic of Nigeria, 8.38%, 03/24/29(a)		3,983	3,997,936

Pakistan — 0.0%
Islamic Republic of Pakistan
6.00%, 04/08/26(e)		1,319	1,028,965
7.38%, 04/08/31(e)		1,321	971,080

			2,000,045

Panama — 0.1%
Republic of Panama
3.88%, 03/17/28		7,669	7,842,991
4.50%, 04/01/56		10,739	10,546,369

			18,389,360

Peru — 0.1%
Republic of Peru
4.13%, 08/25/27		6,860	7,129,255
3.55%, 03/10/51		9,365	8,737,545

			15,866,800

Philippines — 0.1%
Republic of the Philippines
3.00%, 02/01/28		11,468	11,512,266
6.38%, 01/15/32		600	735,816
6.38%, 10/23/34		780	985,811
3.20%, 07/06/46		12,110	10,885,195

			24,119,088

Russian Federation — 0.0%
Russian Federation, 6.10%, 07/18/35	RUB	909,930	335,974

Sri Lanka — 0.0%
Republic of Sri Lanka
6.85%, 03/14/24(e)	USD	325	159,286
6.35%, 06/28/24(e)		200	98,022
6.83%, 07/18/26(e)		200	96,287
7.85%, 03/14/29(e)		200	94,522
7.55%, 03/28/30(e)		562	265,607

			713,724

Ukraine — 0.0%
Ukraine Government
7.38%, 09/25/32(a)		1,654	682,275
7.25%, 03/15/33(a)		2,078	857,175

			1,539,450

Security	Par (000)		Value

Uruguay — 0.1%
Republic of Uruguay
4.38%, 10/27/27	USD	5,923	$6,273,949
5.10%, 06/18/50		6,207	7,346,287

			13,620,236

Total Foreign Government Obligations — 1.9% (Cost: $439,867,231)			405,268,859

		Shares

Investment Companies

Equity Funds — 0.0%
Invesco QQQ Trust Series 1		100	36,254

Fixed-Income Funds — 0.2%
iShares 5-10 Year Investment Grade Corporate Bond ETF(q)		55,000	3,017,850
iShares iBoxx $ Investment Grade Corporate Bond ETF(h)(q)		251,600	30,428,504

			33,446,354

Total Investment Companies — 0.2% (Cost: $33,399,274)			33,482,608

		Par (000)

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, RB, Series S1, 7.04%, 04/01/50	USD	9,275	14,222,125
Los Angeles Community College District, GO, 6.60%, 08/01/42		3,990	5,640,800
Los Angeles Unified School District
GO, 5.75%, 07/01/34		555	660,147
GO, 6.76%, 07/01/34		9,940	12,611,866
State of California
GO, 7.55%, 04/01/39		4,000	5,946,208
Refunding GO, 4.60%, 04/01/38		22,215	23,674,646
University of California, RB, 4.86%, 05/15/2112		2,467	2,764,588

			65,520,380

Georgia — 0.0%
Municipal Electric Authority of Georgia, RB, 6.64%, 04/01/57		3,301	4,406,406

Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33		17,635	18,733,739

Massachusetts — 0.0%
Massachusetts HFA, RB, Series A, 4.50%, 12/01/48		965	979,147

New Jersey — 0.0%
New Jersey Turnpike Authority, RB, Series F, 7.41%, 01/01/40		3,126	4,570,659

New York — 0.1%
Metropolitan Transportation Authority
RB, 5.87%, 11/15/39		985	1,150,738
RB, 6.67%, 11/15/39		470	590,234
RB, Series E, 6.81%, 11/15/40		1,025	1,329,511
New York City Water & Sewer System
RB, 6.01%, 06/15/42		850	1,133,237
RB, 5.88%, 06/15/44		1,665	2,207,647

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

New York (continued)
New York State Dormitory Authority, RB, Series H, 5.39%, 03/15/40	USD	1,470	$1,727,407
Port Authority of New York & New Jersey
RB, 5.65%, 11/01/40		2,780	3,430,791
RB, 4.96%, 08/01/46		5,020	5,910,455
RB, 4.93%, 10/01/51		1,400	1,684,675

			19,164,695

Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50		3,555	5,870,975

Texas — 0.1%
City of San Antonio, TX Electric & Gas Systems Revenue, RB, 5.81%, 02/01/41		4,375	5,560,440
State of Texas, GO, 5.52%, 04/01/39		5,715	7,240,497

			12,800,937

Total Municipal Bonds — 0.6% (Cost: $130,902,212)			132,046,938

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.1%
Ajax Mortgage Loan Trust
Series 2021-G, Class A, 1.88%, 06/25/61(a)(c)		49,875	47,227,853
Series 2021-G, Class B, 3.75%, 06/25/61(a)(c)		8,006	7,609,005
Series 2021-G, Class C, 0.00%, 06/25/61(a)		14,498	13,392,098
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.94%), 1.08%, 10/25/46(c)		690	551,923
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.21%), 0.67%, 10/25/46(c)		1,836	1,130,752
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.92%), 1.06%, 11/25/46(c)		3,116	1,104,156
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.70%), 0.84%, 02/25/47(c)		661	329,754
Angel Oak Mortgage Trust, Series 2020-4, Class A3, 2.81%, 06/25/65(a)(c)		1,530	1,516,554
Angel Oak Mortgage Trust I LLC, Series 2019-4, Class A3, 3.30%, 07/26/49(a)(c)		730	728,654
Angel Oak Mortgage Trust LLC
Series 2020-3, Class A3, 2.87%, 04/25/65(a)(c)		2,421	2,390,074
Series 2020-3, Class M1, 3.81%, 04/25/65(a)(c)		4,120	4,058,009
APS Resecuritization Trust
Series 2016-1, Class 1MZ, 3.49%, 07/31/57(a)(c)		7,751	3,107,927
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.85%), 3.31%, 09/27/46(a)(c)		2,067	2,062,703
ARI Investments LLC
Series 2017-1, Class A, 4.61%, 01/06/25(d)		2,145	2,145,026
Series 2019-1, 4.55%, 01/30/25(d)		2,890	2,832,016
Banc of America Funding Trust Series 2014-R2, Class 1C, 0.00%, 11/26/36(a)(c)		3,651	1,045,103

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
Banc of America Funding Trust
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(a)(c)	USD	1,170	$1,146,857
Barclays Mortgage Trust
Series 2021-NPL1, Class A, 2.00%, 11/25/51(a)(b)		28,028	27,011,416
Series 2021-NPL1, Class B, 4.63%, 11/25/51(a)(b)		3,139	3,034,909
Series 2021-NPL1, Class C, 0.00%, 11/25/51(a)(d)		7,130	6,752,265
BCAP LLC Trust, Series 2011-RR5, Class 11A5, (1 mo. LIBOR US + 0.15%), 0.49%, 05/28/36(a)(c)		2,805	2,733,276
Bear Stearns ALT-A Trust, Series 2007-1, Class 1A1, (1 mo. LIBOR US + 0.32%), 0.78%, 01/25/47(c)		1,012	947,703
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35(b)		172	145,952
Bear Stearns Mortgage Funding Trust
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.28%), 0.74%, 08/25/36(c)		592	581,379
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.17%), 0.63%, 03/25/37(c)		247	231,217
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.14%), 0.60%, 03/25/37(c)		419	394,267
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.21%), 0.67%, 06/25/37(c)		384	373,761
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 0.00%, 12/25/35(a)(c)(q)		3	2,572
Chase Mortgage Finance Trust, Series 2007- S6, Class 1A1, 6.00%, 12/25/37		19,650	11,118,361
CHNGE Mortgage Trust, Series 2022-1, Class A1, 3.01%, 01/25/67(a)(c)		2,917	2,842,047
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37		1,356	1,174,413
Series 2008-2, Class 1A1, 6.50%, 06/25/38		4,041	3,464,790
CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.00%, 06/25/37		607	592,772
COLT Mortgage Loan Trust, Series 2020-3, Class A3, 2.38%, 04/27/65(a)(c)		522	519,684
Countrywide Alternative Loan Trust
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.35%), 0.81%, 06/25/35(c)		3,047	2,622,431
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.60%), 1.06%, 01/25/36(c)		429	378,416
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.00%), 1.14%, 02/25/36(c)		548	515,865
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,448	933,093
Series 2006-15CB, Class A1, 6.50%, 06/25/36		332	219,640
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.86%, 08/25/36(c)		5,001	892,645
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.73%), 1.87%, 11/25/46(c)		2,315	1,963,488
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 0.84%, 10/25/46(c)		2,717	2,586,495

68	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.68%), 1.14%, 10/25/46(c)	USD	4,086	$3,231,535
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.19%), 0.64%, 03/20/47(c)		6,406	5,422,211
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.38%), 0.84%, 07/25/46(c)		306	278,986
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.46%), 0.92%, 11/25/36(c)		1,615	1,557,143
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.50%), 0.96%, 07/25/46(c)		2,016	1,933,615
Series 2007-14T2, Class A1, 6.00%, 07/25/37		2,216	1,447,582
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		286	169,133
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.28%), 0.74%, 04/25/47(c)		770	693,156
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.36%), 0.82%, 04/25/47(c)		19	2,065
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.36%), 0.82%, 06/25/47(c)		263	210,572
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.48%), 0.94%, 08/25/47(c)		322	310,427
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.54%), 1.00%, 02/25/35(c)		170	164,345
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.96%), 1.10%, 04/25/46(c)		1,273	477,531
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 0.86%, 04/25/46(c)		514	473,784
Series 2007-15, Class 2A2, 6.50%, 09/25/37		8,068	4,145,654
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		8,102	4,121,029
Series 2021-RPL9, Class A1, 2.44%, 02/25/61(a)(c)		12,468	11,853,642
Credit Suisse Mortgage Trust
Series 2014-11R, Class 16A1, 2.94%, 09/27/47(a)(c)		118	118,418
Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.20%), 0.39%, 02/27/36(a)(c)		527	508,814
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.12%), 0.31%, 08/27/36(a)(c)		908	784,194
Series 2020-SPT1, Class M1, 3.39%, 04/25/65(a)(c)		4,796	4,776,686
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.35%), 1.81%, 11/25/35(c)		1,230	223,767
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3, 2.86%, 05/25/65(a)		3,800	3,778,902
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.17%), 0.63%, 08/25/47(c)		929	1,024,880
Deutsche Alt-A Securities, Inc., Series 2007- RS1, Class A2, (1 mo. LIBOR US + 0.50%), 0.71%, 01/27/37(a)(c)		8	8,106
Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB3, Class A3, 6.51%, 07/25/36(c)		343	322,584

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Deutsche Alt-B Securities Mortgage Loan Trust Series 2006-AB3, Class A8, 6.36%, 07/25/36(c)	USD	219	$205,711
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.00%), 2.14%, 03/25/36(c)		607	597,451
GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ2, Class B4, 4.37%, 11/25/49(a)(c)		1,476	1,552,527
GSR Mortgage Loan Trust
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		94	112,063
Series 2007-OA2, Class 2A1, 2.25%, 06/25/47(c)		1,038	737,959
HarborView Mortgage Loan Trust
Series 2006-12, Class 1A1A, (1 mo. LIBOR US + 0.21%), 0.65%, 12/19/36(c)		11,573	10,687,305
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.25%), 0.70%, 07/19/47(c)		501	458,506
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, 2.64%, 05/25/65(a)(c)		4,767	4,688,302
Series 2020-2, Class A3, 3.20%, 05/25/65(a)(c)		5,763	5,663,237
Impac CMB Trust
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.52%), 0.98%, 03/25/35(c)		879	923,093
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.50%), 0.96%, 10/25/35(c)		661	650,082
Impac Secured Assets Trust, Series 2006-3, Class A1, (1 mo. LIBOR US + 0.34%), 0.80%, 11/25/36(c)		1,207	1,094,082
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1, (1 mo. LIBOR US + 0.24%), 0.70%, 07/25/36(c)		365	353,523
Series 2007-AR19, Class 3A1, 2.97%, 09/25/37(c)		2,752	2,101,338
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.24%), 0.70%, 08/25/37(c)		693	643,081
JPMorgan Alternative Loan Trust
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.42%), 0.88%, 03/25/37(c)		1,202	1,222,880
Series 2007-A2, Class 2A1, 3.25%, 05/25/37(c)		226	206,560
JPMorgan Mortgage Trust
Series 2021-4, Class B1, 2.89%, 08/25/51(a)(c)		15,754	14,198,489
Series 2021-4, Class B2, 2.89%, 08/25/51(a)(c)		3,997	3,563,927
Series 2021-4, Class B3, 2.90%, 08/25/51(a)(c)		3,772	3,319,895
Series 2021-INV5, Class A5A, 2.50%, 12/25/51(a)(c)		10,405	9,539,782
Series 2021-INV5, Class B4, 3.19%, 12/25/51(a)(c)		1,327	1,097,877
Series 2021-INV5, Class B5, 3.19%, 12/25/51(a)(c)		465	357,750
Series 2021-INV5, Class B6, 3.06%, 12/25/51(a)(c)		1,593	746,540
Series 2021-INV7, Class A3A, 2.50%, 02/25/52(a)(c)		29,935	28,479,303

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-INV7, Class A4A, 2.50%, 02/25/52(a)(c)	USD	10,539	$8,775,976
Series 2021-INV7, Class A5A, 2.50%, 02/25/52(a)(c)		6,149	5,625,175
Series 2021-INV7, Class B1, 3.27%, 02/25/52(a)(c)		3,356	3,113,220
Series 2021-INV7, Class B2, 3.27%, 02/25/52(a)(c)		788	713,857
Series 2021-INV7, Class B3, 3.27%, 02/25/52(a)(c)		1,096	957,737
Series 2021-INV7, Class B4, 3.27%, 02/25/52(a)(c)		582	483,264
Series 2021-INV7, Class B5, 3.27%, 02/25/52(a)(c)		240	184,333
Series 2021-INV7, Class B6, 3.22%, 02/25/52(a)(c)		787	361,560
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 3.25%, 06/25/60(a)(b)		3,527	3,496,453
Series 2020-SL1, Class A, 2.73%, 01/25/60(a)(b)		2,158	2,143,812
Series 2021-GS2, Class A1, 1.75%, 04/25/61(a)(b)		21,575	20,569,209
Lehman XS Trust
Series 2007-16N, Class AF2, (1 mo. LIBOR US + 0.95%), 1.41%, 09/25/47(c)		2,253	2,763,296
Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.15%), 1.61%, 12/25/37(c)		614	649,078
Loan Revolving Advance Investment Trust, Series 2021-2, Class A1X, (1 mo. LIBOR US + 2.75%), 2.84%, 06/30/23(a)(c)		22,224	22,008,921
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.62%, 08/25/37(a)(c)		765	457,879
MCM Trust
Series 2021-VFN1, Class Cert, 3.00%, 08/25/28(d)		10,549	6,990,848
Series 2021-VFN1, Class Note, 3.00%, 08/25/28(d)		25,435	25,434,662
Mello Warehouse Securitization Trust, Series 2021-2, Class E, (1 mo. LIBOR US + 2.75%), 3.21%, 04/25/55(a)(c)		1,090	1,077,983
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.42%), 0.88%, 04/25/37(c)		1,416	1,334,129
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 2.98%, 05/25/36(c)		904	848,846
MFA Trust
Series 2020-NQM1, Class A3, 2.30%, 08/25/49(a)(c)		247	243,185
Series 2021-NQM1, Class B1, 3.51%, 04/25/65(a)(c)		3,310	3,219,776
Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. LIBOR US + 0.16%), 0.51%, 12/26/46(a)(c)		816	796,631
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.34%), 0.57%, 04/16/36(a)(c)		2,806	2,657,463
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 03/25/34(a)		2,073	1,960,426

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A2, 7.50%, 03/25/34(a)	USD	476	$460,393
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1, 4.25%, 12/25/57(a)(c)		1,113	1,127,010
Series 2020-RPL1, Class B3, 3.88%, 11/25/59(a)(c)		6,210	5,270,902
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		352	348,133
Series 2006-AF1, Class 1A4, 7.13%, 05/25/36(b)		539	155,610
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.42%), 0.88%, 06/25/37(c)		311	274,554
NYMT Loan Trust, Series 2020-SP2, Class A1, 2.94%, 10/25/60(a)(c)		14,036	13,741,439
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class F, (1 mo. LIBOR US + 4.50%), 4.69%, 02/25/55(a)(c)		1,294	1,275,822
RALI Trust, Series 2007-QH9, Class A1, 1.33%, 11/25/37(c)		559	528,746
RCO VI Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/27(a)(b)		19,221	18,628,130
Reperforming Loan REMIC Trust
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.34%), 0.80%, 06/25/35(a)(c)		325	316,621
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.40%), 0.86%, 09/25/35(a)(c)		100	88,705
Residential Mortgage Loan Trust
Series 2020-2, Class A2, 2.51%, 05/25/60(a)(c)		3,500	3,444,269
Series 2020-2, Class M1, 3.57%, 05/25/60(a)(c)		7,854	7,778,142
RFMSI Series Trust, Series 2006-SA2, Class 2A1, 4.45%, 08/25/36(c)		5,388	4,081,914
RMF Buyout Issuance Trust
Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(c)		3,112	2,937,190
Series 2021-HB1, Class M6, 6.00%, 11/25/31(a)(c)(d)		1,866	1,620,558
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 4.27%, 05/25/57(c)		529	290,604
Seasoned Loans Structured Transaction Trust, Series 2020-2, Class M1, 4.75%, 09/25/60(a)(c)		15,220	14,797,706
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 2.65%, 07/20/37(c)		955	836,816
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.02%, 04/25/36(c)		616	434,379
Structured Asset Mortgage Investments II Trust
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.38%), 0.84%, 06/25/36(c)		1,919	1,776,454
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.42%), 0.88%, 05/25/46(c)		355	252,651
Thornburg Mortgage Securities Trust
Series 2006-3, Class A1, 2.39%, 06/25/46(c)		1,171	912,515
Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.25%), 3.26%, 06/25/47(c)		76	72,665

70	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
TVC DSCR
Series 21-1, Class A, 2.38%, 02/01/51(d)	USD	28,642	$28,641,717
Series 21-1, Class CERT, 0.00%, 02/01/51(d)		7,160	8,771,526
TVC Mortgage Trust, Series 2020-RTL1, Class A1, 3.47%, 09/25/24(a)		1,540	1,539,278
Verus Securitization Trust
Series 2019-INV2, Class M1, 3.50%, 07/25/59(a)(c)		835	835,857
Series 2020-4, Class A3, 2.32%, 05/25/65(a)(b)		1,331	1,306,563
Series 2020-4, Class M1, 3.29%, 05/25/65(a)(c)		3,120	3,037,990
Series 2020-5, Class M1, 2.60%, 05/25/65(a)(c)		2,312	2,202,318
Series 2020-INV1, Class A2, 3.04%, 03/25/60(a)(c)		1,895	1,868,803
Series 2020-INV1, Class A3, 3.89%, 03/25/60(a)(c)		1,800	1,785,295
Series 2022-1, Class B1, 4.01%, 01/25/67(a)(c)		1,354	1,215,282
Visio Trust
Series 2019-2, Class B1, 3.91%, 11/25/54(a)(c)		906	868,810
Series 2020-1, Class M1, 4.45%, 08/25/55(a)(c)		1,100	1,055,490
Vista Point Securitization Trust
Series 2020-1, Class A1, 1.76%, 03/25/65(a)(c)		2,061	2,055,844
Series 2020-2, Class A3, 2.50%, 04/25/65(a)(c)		1,644	1,599,126
Series 2020-2, Class B1, 4.90%, 04/25/65(a)(c)		640	625,110
Series 2020-2, Class M1, 3.40%, 04/25/65(a)(c)		1,480	1,430,437
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-1, Class 4CB, 6.50%, 02/25/36		1,063	988,981
Series 2006-4, Class 1A1, 6.00%, 04/25/36		2,308	2,286,267
Series 2006-4, Class 3A1, 7.00%, 05/25/36(b)		964	925,162
Series 2006-4, Class 3A5, 6.85%, 05/25/36(b)		374	358,720
Series 2007-OA5, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.75%), 0.89%, 06/25/47(c)		2,744	2,589,855
Series 2007-OA5, Class 2A, (Cost of Funds for the 11th District of San Francisco + 1.25%), 1.47%, 06/25/47(c)		1,348	1,184,640
Western Alliance CLN, Series 2021-CL1, Class M, 5.63%, 12/28/24		54,690	54,685,114
Western Mortgage Reference Notes
Series 2021-CL2, Class M1, (SOFR (30-day) + 3.15%), 3.25%, 07/25/59(a)(c)		9,614	9,567,077
Series 2021-CL2, Class M2, (SOFR (30-day) + 3.70%), 3.80%, 07/25/59(a)(c)		9,671	9,623,875

			645,020,129
Commercial Mortgage-Backed Securities — 4.0%
1211 Avenue of the Americas Trust
Series 2015-1211, Class C, 4.14%, 08/10/35(a)(c)		600	594,692
Series 2015-1211, Class D, 4.14%, 08/10/35(a)(c)		6,157	5,947,374

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
1211 Avenue of the Americas Trust
Series 2015-1211, Class E, 4.14%, 08/10/35(a)(c)	USD	1,110	$1,027,468
245 Park Avenue Trust
Series 2017-245P, Class D, 3.66%, 06/05/37(a)(c)		480	428,258
Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)		2,463	2,155,993
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D, (1 mo. LIBOR US + 1.54%), 1.84%, 09/15/34(a)(c)		2,920	2,888,061
Series 2017-280P, Class E, (1 mo. LIBOR US + 2.12%), 2.43%, 09/15/34(a)(c)		5,835	5,756,591
Series 2017-280P, Class F, (1 mo. LIBOR US + 2.83%), 3.13%, 09/15/34(a)(c)		630	614,590
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. LIBOR US + 3.10%), 3.50%, 04/15/34(a)(c)		2,670	2,608,847
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(a)		636	477,094
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.10%), 2.50%, 04/15/35(a)(c)		740	715,921
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.95%), 2.35%, 12/15/36(a)(c)		4,840	4,693,854
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.05%), 3.45%, 12/15/36(a)(c)		568	533,665
Banc of America Merrill Lynch Commercial Mortgage Securities Trust
Series 2015-200P, Class F, 3.60%, 04/14/33(a)(c)		2,691	2,521,147
Series 2017-SCH, Class AF, (1 mo. LIBOR US + 1.00%), 1.40%, 11/15/33(a)(c)		150	146,017
Series 2017-SCH, Class BF, (1 mo. LIBOR US + 1.40%), 1.80%, 11/15/33(a)(c)		2,870	2,750,751
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.50%), 1.90%, 11/15/32(a)(c)		970	850,603
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.00%), 2.40%, 11/15/32(a)(c)		1,930	1,596,322
Series 2018-DSNY, Class C, (1 mo. LIBOR US + 1.35%), 1.75%, 09/15/34(a)(c)		350	342,079
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.70%), 2.10%, 09/15/34(a)(c)		3,275	3,194,974
BANK
Series 2019-BN21, Class A5, 2.85%, 10/17/52		1,088	1,050,531
Series 2021-BN37, Class A5, 2.62%, 11/15/64(c)		4,043	3,804,197
Bayview Commercial Asset Trust
Series 2005-3A, Class A1, (1 mo. LIBOR US + 0.48%), 0.94%, 11/25/35(a)(c)		1,908	1,786,472
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.45%), 0.91%, 01/25/36(a)(c)		3,898	3,677,451
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.59%), 1.04%, 01/25/36(a)(c)		61	56,851
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.68%), 1.13%, 01/25/36(a)(c)		161	148,641
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.54%), 1.00%, 04/25/36(a)(c)		210	195,955

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Bayview Commercial Asset Trust
Series 2006-2A, Class A2, (1 mo. LIBOR US + 0.42%), 0.88%, 07/25/36(a)(c)	USD	697	$659,046
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.25%), 0.71%, 10/25/36(a)(c)		319	301,811
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.30%), 0.76%, 10/25/36(a)(c)		222	210,810
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.35%), 0.80%, 12/25/36(a)(c)		1,250	1,193,358
Series 2007-1, Class A2, (1 mo. LIBOR US + 0.27%), 0.73%, 03/25/37(a)(c)		1,026	964,098
Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.73%, 07/25/37(a)(c)		7,491	7,052,159
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.50%), 1.96%, 12/25/37(a)(c)		5,354	5,193,757
Series 2008-2, Class A4A, (1 mo. LIBOR US + 2.50%), 2.96%, 04/25/38(a)(c)		2,322	2,313,796
BBCMS Mortgage Trust
Series 2017-DELC, Class F, (1 mo. LIBOR US + 3.50%), 3.90%, 08/15/36(a)(c)		1,807	1,757,241
Series 2018-CHRS, Class E, 4.27%, 08/05/38(a)(c)		980	783,293
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.72%), 1.12%, 03/15/37(a)(c)		918	895,443
Series 2021-C12, Class A5, 2.69%, 11/15/54		7,994	7,560,388
Series 2022-C15, Class A5, 3.66%, 04/15/55(c)		3,220	3,297,411
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(a)		2,191	2,164,390
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(c)		790	730,401
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 4.88%, 02/11/41(c)		207	204,981
Beast Mortgage Trust
Series 2021-SSCP, Class B, (1 mo. LIBOR US + 1.10%), 1.50%, 04/15/36(a)(c)		3,731	3,618,553
Series 2021-SSCP, Class C, (1 mo. LIBOR US + 1.35%), 1.75%, 04/15/36(a)(c)		4,582	4,445,273
Series 2021-SSCP, Class D, (1 mo. LIBOR US + 1.60%), 2.00%, 04/15/36(a)(c)		4,292	4,163,989
Series 2021-SSCP, Class E, (1 mo. LIBOR US + 2.10%), 2.50%, 04/15/36(a)(c)		3,650	3,542,290
Series 2021-SSCP, Class F, (1 mo. LIBOR US + 2.90%), 3.30%, 04/15/36(a)(c)		3,508	3,420,606
Series 2021-SSCP, Class G, (1 mo. LIBOR US + 3.80%), 4.20%, 04/15/36(a)(c)		3,947	3,870,568
Series 2021-SSCP, Class H, (1 mo. LIBOR US + 4.90%), 5.30%, 04/15/36(a)(c)		2,773	2,719,642
Benchmark Mortgage Trust
Series 2018-B3, Class D, 3.04%, 04/10/51(a)(c)		210	178,416
Series 2018-B5, Class A3, 3.94%, 07/15/51		4,840	4,958,411
Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(a)(c)		3,610	3,438,374
Series 2022-B34, Class A5, 3.79%, 04/15/55		4,746	4,888,164
BFLD Trust, Series 2020-EYP, Class E, (1 mo. LIBOR US + 3.70%), 4.10%, 10/15/35(a)(c)		5,885	5,789,557
BHMS, Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.25%), 1.65%, 07/15/35(a)(c)		2,770	2,741,290

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BWAY Mortgage Trust
Series 2013-1515, Class A2, 3.45%, 03/10/33(a)	USD	3,004	$2,982,108
Series 2013-1515, Class D, 3.63%, 03/10/33(a)		1,400	1,339,634
Series 2013-1515, Class E, 3.72%, 03/10/33(a)		250	236,551
Series 2013-1515, Class F, 3.93%, 03/10/33(a)(c)(d)		250	231,274
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E, (1 mo. LIBOR US + 1.95%), 2.35%, 03/15/37(a)(c)		1,100	1,081,723
Series 2018-BIOA, Class F, (1 mo. LIBOR US + 2.47%), 2.87%, 03/15/37(a)(c)		7,543	7,406,998
Series 2018-IND, Class G, (1 mo. LIBOR US + 2.05%), 2.45%, 11/15/35(a)(c)		2,324	2,306,466
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.40%, 11/15/35(a)(c)		11,634	11,490,071
Series 2019-XL, Class G, (1 mo. LIBOR US + 2.30%), 2.70%, 10/15/36(a)(c)		18,463	18,069,453
Series 2019-XL, Class J, (1 mo. LIBOR US + 2.65%), 3.05%, 10/15/36(a)(c)		25,571	24,968,169
Series 2020-FOX, Class E, (1 mo. LIBOR US + 3.60%), 4.00%, 11/15/32(a)(c)		6,211	6,155,926
Series 2020-VIV2, Class C, 3.54%, 03/09/44(a)(c)		2,550	2,331,542
Series 2020-VIV3, Class B, 3.54%, 03/09/44(a)(c)		320	303,641
Series 2020-VIV4, Class A, 2.84%, 03/09/44(a)		4,098	3,833,731
Series 2020-VKNG, Class F, (1 mo. LIBOR US + 2.75%), 3.15%, 10/15/37(a)(c)		3,841	3,726,775
Series 2021-21M, Class E, (1 mo. LIBOR US + 2.17%), 2.57%, 10/15/36(a)(c)		5,661	5,460,297
Series 2021-CIP, Class E, (1 mo. LIBOR US + 2.82%), 3.22%, 12/15/38(a)(c)		8,799	8,533,907
Series 2021-NWM, Class A, (1 mo. LIBOR US + 0.91%), 1.31%, 02/15/33(a)(c)(d)		17,038	16,867,620
Series 2021-NWM, Class B, (1 mo. LIBOR US + 2.15%), 2.55%, 02/15/33(a)(c)(d)		10,439	10,334,610
Series 2021-NWM, Class C, (1 mo. LIBOR US + 4.25%), 4.65%, 02/15/33(a)(c)(d)		6,988	6,918,120
Series 2022-LP2, Class F, (1 mo. CME Term SOFR + 3.26%), 3.56%, 02/15/39(a)(c)		3,364	3,280,019
BX Trust
Series 2019-OC11, Class A, 3.20%, 12/09/41(a)		1,183	1,142,028
Series 2019-OC11, Class D, 4.08%, 12/09/41(a)(c)		8,267	7,671,370
Series 2019-OC11, Class E, 4.08%, 12/09/41(a)(c)		8,492	7,364,553
Series 2021-ARIA, Class D, (1 mo. LIBOR US + 1.90%), 2.29%, 10/15/36(a)(c)		2,090	2,042,767
Series 2021-ARIA, Class G, (1 mo. LIBOR US + 3.14%), 3.54%, 10/15/36(a)(c)		6,604	6,355,962
Series 2021-LBA, Class FJV, (1 mo. LIBOR US + 2.40%), 2.80%, 02/15/36(a)(c)		6,390	6,084,419
Series 2021-LBA, Class FV, (1 mo. LIBOR US + 2.40%), 2.80%, 02/15/36(a)(c)		5,128	4,936,272
Series 2021-LBA, Class GJV, (1 mo. LIBOR US + 3.00%), 3.40%, 02/15/36(a)(c)		8,390	7,974,392

72	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BX Trust
Series 2021-LBA, Class GV, (1 mo. LIBOR US + 3.00%), 3.40%, 02/15/36(a)(c)	USD	6,640	$6,390,585
Series 2021-MFM1, Class E, (1 mo. LIBOR US + 2.25%), 2.65%, 01/15/34(a)(c)		1,650	1,601,767
Series 2021-MFM1, Class F, (1 mo. LIBOR US + 3.00%), 3.40%, 01/15/34(a)(c)		2,550	2,504,639
Series 2021-SOAR, Class G, (1 mo. LIBOR US + 2.80%), 3.20%, 06/15/38(a)(c)		12,106	11,717,973
Series 2021-SOAR, Class J, (1 mo. LIBOR US + 3.75%), 4.15%, 06/15/38(a)(c)		10,660	10,265,516
Series 2022-LBA6, Class D, (1 mo. CME Term SOFR + 2.00%), 2.30%, 01/15/39(a)(c)		2,890	2,837,324
BXP Trust
Series 2017-CC, Class D, 3.55%, 08/13/37(a)(c)		750	700,714
Series 2017-CC, Class E, 3.55%, 08/13/37(a)(c)		1,450	1,321,060
Series 2017-GM, Class D, 3.43%, 06/13/39(a)(c)		590	556,598
Series 2017-GM, Class E, 3.43%, 06/13/39(a)(c)		1,240	1,134,027
Series 2021-601L, Class D, 2.78%, 01/15/44(a)(c)		2,789	2,238,866
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.75%), 2.15%, 12/15/37(a)(c)		3,618	3,559,568
Cassia SRL, Series 2022-1A, Class A, (3 mo. EURIBOR + 2.50%), 2.50%, 05/22/34(a)(c)	EUR	8,023	8,875,444
CD Mortgage Trust, Series 2017-CD5, Class B, 3.96%, 08/15/50(c)	USD	2,091	2,053,667
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	416,349
Series 2018-TAN, Class A, 4.24%, 02/15/33(a)		1,860	1,869,186
Series 2018-TAN, Class B, 4.69%, 02/15/33(a)		2,274	2,279,021
Series 2018-TAN, Class C, 5.30%, 02/15/33(a)		1,160	1,162,901
Series 2018-TAN, Class E, 6.45%, 02/15/33(a)(c)		670	669,014
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(a)(c)		2,643	2,571,082
CHC Commercial Mortgage Trust, Series 2019- CHC, Class B, (1 mo. LIBOR US + 1.50%), 1.90%, 06/15/34(a)(c)		7,240	7,130,818
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%, 03/10/47(c)		440	444,870
Series 2015-GC27, Class B, 3.77%, 02/10/48		990	968,041
Series 2016-C1, Class D, 4.94%, 05/10/49(a)(c)		450	424,176
Series 2016-GC37, Class C, 4.93%, 04/10/49(c)		640	631,839
Series 2016-P3, Class C, 4.89%, 04/15/49(c)		30	29,020
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,221,204
Series 2018-C6, Class A4, 4.41%, 11/10/51		1,960	2,067,631
Series 2019-PRM, Class D, 4.35%, 05/10/36(a)		1,120	1,105,019

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.73%, 05/10/36(a)(c)	USD	5,271	$5,167,659
Series 2019-PRM, Class F, 4.73%, 05/10/36(a)(c)		5,180	4,974,488
Series 2019-SMRT, Class D, 4.75%, 01/10/36(a)(c)		7,200	7,196,748
Series 2019-SMRT, Class E, 4.75%, 01/10/36(a)(c)		419	414,574
Series 2020-420K, Class E, 3.31%, 11/10/42(a)(c)		1,540	1,274,926
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	857,394
Cold Storage Trust
Series 2020-ICE5, Class E, (1 mo. LIBOR US + 2.77%), 3.16%, 11/15/37(a)(c)		9,270	9,165,344
Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.89%, 11/15/37(a)(c)		4,266	4,230,867
Commercial Mortgage Pass-Through Certificates
Series 2014-CR15, Class C, 4.69%, 02/10/47(c)		3,920	3,957,115
Series 2014-CR18, Class A4, 3.55%, 07/15/47		329	326,452
Series 2015-LC21, Class C, 4.33%, 07/10/48(c)		1,600	1,574,522
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.40%), 1.80%, 09/15/33(a)(c)		1,420	1,384,454
Commercial Mortgage Trust
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		1,386	1,378,784
Series 2013-GAM, Class E, 3.42%, 02/10/28(a)(c)		2,170	2,030,643
Series 2014-CR21, Class A3, 3.53%, 12/10/47		1,334	1,326,102
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		76	68,903
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,040	1,050,582
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		630	553,085
CORE Mortgage Trust, Series 2019-CORE, Class F, (1 mo. LIBOR US + 2.35%), 2.75%, 12/15/31(a)(c)		2,560	2,455,628
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class E, (1 mo. LIBOR US + 2.15%), 2.55%, 05/15/36(a)(c)		2,600	2,551,179
Credit Suisse Mortgage Trust
Series 2017-CALI, Class C, 3.78%, 11/10/32(a)(c)		1,729	1,683,736
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.95%), 1.35%, 12/15/30(a)(c)		900	893,800
Series 2017-TIME, Class A, 3.65%, 11/13/39(a)		850	796,847
Series 2020-FACT, Class E, (1 mo. LIBOR US + 4.86%), 5.26%, 10/15/37(a)(c)		4,380	4,385,265
Series 2020-NET, Class D, 3.71%, 08/15/37(a)(c)		710	676,150
Series 2020-NET, Class E, 3.71%, 08/15/37(a)(c)		3,580	3,423,959

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust
Series 2021-BHAR, Class E, (1 mo. LIBOR US + 3.50%), 3.90%, 11/15/38(a)(c)	USD	1,166	$1,166,000
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57		1,160	1,160,329
Series 2016-C5, Class B, 4.46%, 11/15/48(c)		2,410	2,411,468
Series 2018-C14, Class C, 4.92%, 11/15/51(c)		300	289,535
Series 2018-CX12, Class A4, 4.22%, 08/15/51(c)		460	476,275
Series 2018-CX12, Class C, 4.74%, 08/15/51(c)		570	570,695
Series 2019-C15, Class A4, 4.05%, 03/15/52		4,080	4,207,879
Series 2019-C16, Class C, 4.24%, 06/15/52(c)		2,919	2,734,362
Series 2020-C19, Class A3, 2.56%, 03/15/53		6,155	5,756,913
DBGS Mortgage Trust
Series 2018-5BP, Class B, (1 mo. LIBOR US + 0.98%), 1.38%, 06/15/33(a)(c)		2,890	2,842,927
Series 2019-1735, Class F, 4.20%, 04/10/37(a)(c)		1,144	950,863
Del Amo Fashion Center Trust, Series 2017- AMO, Class D, 3.64%, 06/05/35(a)(c)		962	792,913
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		1,430	1,425,602
Deutsche Bank UBS Mortgage Trust
Series 2017-BRBK, Class A, 3.45%, 10/10/34(a)		2,540	2,526,692
Series 2017-BRBK, Class D, 3.53%, 10/10/34(a)(c)		1,800	1,733,549
Series 2017-BRBK, Class E, 3.53%, 10/10/34(a)(c)		3,560	3,368,556
Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(c)		1,270	1,183,244
ELP Commercial Mortgage Trust
Series 2021-ELP, Class G, (1 mo. LIBOR US + 3.12%), 3.51%, 11/15/38(a)(c)		6,008	5,871,604
Series 2021-ELP, Class J, (1 mo. LIBOR US + 3.61%), 4.01%, 11/15/38(a)(c)		2,327	2,274,660
Extended Stay America Trust
Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.65%, 07/15/38(a)(c)		4,995	4,919,997
Series 2021-ESH, Class E, (1 mo. LIBOR US + 2.85%), 3.25%, 07/15/38(a)(c)		7,981	7,845,606
Series 2021-ESH, Class F, (1 mo. LIBOR US + 3.70%), 4.10%, 07/15/38(a)(c)		8,329	8,140,026
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.59%, 10/25/27(a)(c)		1,190	1,135,008
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(c)		120	120,798
Series 2018-K80, Class B, 4.23%, 08/25/50(a)(c)		1,510	1,515,410
FRESB Mortgage Trust, Series 2018-SB53, Class A10F, 3.63%, 06/25/28(c)		1,185	1,197,700
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, (1 mo. LIBOR US + 0.80%), 1.20%, 02/15/38(a)(c)		1,870	1,838,163
Series 2021-GCT, Class D, (1 mo. LIBOR US + 2.35%), 2.75%, 02/15/38(a)(c)		440	429,871
Grace Trust, Series 2020-GRCE, Class E, 2.68%, 12/10/40(a)(c)		3,335	2,751,661

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. II
Series 2005-ROCK, Class A, 5.37%, 05/03/32(a)	USD	2,750	$2,873,820
Series 2012-TMSQ, Class D, 3.46%, 12/10/30(a)(c)		1,210	1,160,301
GS Mortgage Securities Corp. Trust
Series 2017-GPTX, Class A, 2.86%, 05/10/34(a)		2,290	2,283,413
Series 2019-BOCA, Class A, (1 mo. LIBOR US + 1.20%), 1.60%, 06/15/38(a)(c)		1,431	1,430,594
Series 2020-TWN3, Class B, (1 mo. LIBOR US + 2.50%), 2.90%, 11/15/37(a)(c)		320	319,614
Series 2020-TWN3, Class D, (1 mo. LIBOR US + 3.70%), 4.10%, 11/15/37(a)(c)		200	199,678
Series 2021-DM, Class F, (1 mo. LIBOR US + 3.44%), 3.83%, 11/15/36(a)(c)		1,835	1,787,678
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(c)		1,507	1,511,066
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		140	136,936
Series 2015-590M, Class E, 3.81%, 10/10/35(a)(c)		1,790	1,645,091
Series 2015-GC32, Class C, 4.42%, 07/10/48(c)		290	284,751
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	675,564
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		530	467,990
Series 2019-GSA1, Class C, 3.80%, 11/10/52(c)		520	489,157
GSCG Trust, Series 2019-600C, Class F, 3.99%, 09/06/34(a)(c)		3,090	2,858,534
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(a)		3,390	3,311,624
HONO Mortgage Trust, Series 2021-LULU, Class E, (1 mo. LIBOR US + 3.35%), 3.75%, 10/15/36(a)(c)		1,089	1,068,522
Hudson Yards Mortgage Trust
Series 2019-30HY, Class E, 3.44%, 07/10/39(a)(c)		2,178	2,009,557
Series 2019-55HY, Class F, 2.94%, 12/10/41(a)(c)		4,179	3,496,072
IMT Trust
Series 2017-APTS, Class AFX, 3.48%, 06/15/34(a)		1,540	1,535,029
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(a)(c)		1,600	1,550,002
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(a)(c)		810	773,865
Independence Plaza Trust
Series 2018-INDP, Class B, 3.91%, 07/10/35(a)		700	688,693
Series 2018-INDP, Class C, 4.16%, 07/10/35(a)		1,600	1,560,127
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class B, 4.55%, 09/15/47(c)		670	655,184
Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(c)		1,873	1,708,006
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.21%, 06/15/51		965	1,004,779

74	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.95%), 3.35%, 04/15/38(a)(c)	USD	6,630	$6,380,166
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.30%), 1.74%, 06/15/45(a)(c)		48	48,366
Series 2015-JP1, Class C, 4.72%, 01/15/49(c)		710	708,903
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(c)		647	625,950
Series 2017-JP5, Class D, 4.60%, 03/15/50(a)(c)		147	132,681
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,187,030
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	317,027
Series 2018-AON, Class A, 4.13%, 07/05/31(a)		1,819	1,833,863
Series 2018-PHH, Class A, (1 mo. LIBOR US + 1.06%), 2.56%, 06/15/35(a)(c)		1,938	1,906,905
Series 2018-WPT, Class DFX, 5.35%, 07/05/33(a)		1,996	2,012,857
Series 2019-COR5, Class A3, 3.12%, 06/13/52		1,700	1,661,788
Series 2019-COR5, Class C, 3.75%, 06/13/52		988	923,254
Series 2019-MFP, Class E, (1 mo. LIBOR US + 2.16%), 2.56%, 07/15/36(a)(c)		2,460	2,392,555
Series 2019-MFP, Class F, (1 mo. LIBOR US + 3.00%), 3.40%, 07/15/36(a)(c)		4,361	4,225,050
Series 2020-609M, Class D, (1 mo. LIBOR US + 2.77%), 3.17%, 10/15/33(a)(c)		1,600	1,548,799
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.45%), 2.85%, 04/15/38(a)(c)		6,310	6,119,751
Series 2022-OPO, Class D, 3.45%, 01/05/39(a)(c)		4,220	3,727,875
KKR Industrial Portfolio Trust, Series 2021- KDIP, Class F, (1 mo. LIBOR US + 2.05%), 2.45%, 12/15/37(a)(c)		2,490	2,408,738
KNDL Mortgage Trust
Series 2019-KNSQ, Class E, (1 mo. LIBOR US + 1.80%), 2.20%, 05/15/36(a)(c)		11,283	11,119,797
Series 2019-KNSQ, Class F, (1 mo. LIBOR US + 2.00%), 2.40%, 05/15/36(a)(c)		2,550	2,482,499
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-2A, Class M3, (1 mo. LIBOR US + 0.45%), 0.91%, 09/25/36(a)(c)		2,254	2,177,929
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.25%), 0.71%, 03/25/37(a)(c)		263	261,191
Life Mortgage Trust, Series 2021-BMR, Class F, (1 mo. LIBOR US + 2.35%), 2.75%, 03/15/38(a)(c)		7,844	7,510,281
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.17%, 04/20/48(a)(c)		189	186,873
MAD Mortgage Trust
Series 2017-330M, Class D, 3.71%, 08/15/34(a)(c)		1,085	1,041,235
Series 2017-330M, Class E, 3.76%, 08/15/34(a)(c)(d)		1,846	1,836,955

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Med Trust, Series 2021-MDLN, Class G, (1 mo. LIBOR US + 5.25%), 5.65%, 11/15/38(a)(c)	USD	33,853	$33,053,947
MF1, Series 2021-W10, Class G, (1 mo. CME Term SOFR + 4.22%), 4.52%, 12/15/34(a)(c)		1,005	1,003,744
MFT Trust
Series 2020-ABC, Class C, 3.48%, 02/10/42(a)(c)		6,719	5,864,570
Series 2020-ABC, Class D, 3.48%, 02/10/42(a)(c)		2,188	1,820,137
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, (1 mo. LIBOR US + 2.10%), 2.50%, 04/15/38(a)(c)		15,630	15,257,196
Series 2021-MHC, Class F, (1 mo. LIBOR US + 2.60%), 3.00%, 04/15/38(a)(c)		6,420	6,258,806
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,024,117
Series 2015-C23, Class D, 4.14%, 07/15/50(a)(c)		110	102,393
Series 2015-C25, Class B, 4.53%, 10/15/48(c)		2,910	2,938,581
Series 2015-C25, Class C, 4.53%, 10/15/48(c)		430	424,154
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		209	186,861
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		840	807,049
Morgan Stanley Capital I Trust
Series 2014-150E, Class D, 4.30%, 09/09/32(a)(c)		3,015	2,854,414
Series 2014-150E, Class F, 4.30%, 09/09/32(a)(c)		508	461,083
Series 2015-MS1, Class A4, 3.78%, 05/15/48(c)		420	423,370
Series 2015-MS1, Class C, 4.04%, 05/15/48(c)		1,060	1,002,665
Series 2015-MS1, Class D, 4.04%, 05/15/48(a)(c)		158	139,156
Series 2017-CLS, Class E, (1 mo. LIBOR US + 1.95%), 2.35%, 11/15/34(a)(c)		471	466,249
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.60%), 3.00%, 11/15/34(a)(c)		6,092	6,015,714
Series 2017-H1, Class C, 4.28%, 06/15/50(c)(d)		560	574,896
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		4,190	3,334,728
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	349,741
Series 2018-H3, Class A5, 4.18%, 07/15/51		175	180,807
Series 2018-H3, Class C, 4.86%, 07/15/51(c)		420	428,910
Series 2018-H4, Class C, 5.07%, 12/15/51(c)		670	660,574
Series 2018-L1, Class A3, 4.14%, 10/15/51		940	968,184
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		2,730	2,284,133
Series 2018-SUN, Class A, (1 mo. LIBOR US + 0.90%), 1.30%, 07/15/35(a)(c)		1,410	1,392,268
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.95%, 07/15/35(a)(c)		417	404,428
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,485	1,528,923
Series 2019-NUGS, Class E, (1 mo. LIBOR US + 2.24%), 3.74%, 12/15/36(a)(c)		1,066	1,049,197
Series 2020-L4, Class D, 2.50%, 02/15/53(a)		120	95,975
Morgan Stanley Capital I, Inc., Series 2018-H3, Class D, 3.00%, 07/15/51(a)		549	463,694

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
MSCG Trust
Series 2018-SELF, Class E, (1 mo. LIBOR US + 2.15%), 2.55%, 10/15/37(a)(c)	USD	743	$730,421
Series 2018-SELF, Class F, (1 mo. LIBOR US + 3.05%), 3.45%, 10/15/37(a)(c)		3,450	3,373,264
MSDB Trust, Series 2017-712F, Class B, 3.45%, 07/11/39(a)(c)		1,650	1,598,993
MTN Commercial Mortgage Trust
Series 2022-LPFL, Class A, (1 mo. CME Term SOFR + 1.40%), 1.45%, 03/15/39(a)(c)		6,160	6,132,982
Series 2022-LPFL, Class F, (1 mo. CME Term SOFR + 5.29%), 5.34%, 03/15/39(a)(c)		5,305	5,272,182
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.95%), 1.35%, 06/15/35(a)(c)		425	409,316
Series 2018-SOX, Class A, 4.40%, 06/17/38(a)		4,162	4,248,103
Series 2019-LVL, Class D, 4.44%, 08/15/38(a)		1,550	1,386,013
Series 2020-AGC, Class A, (1 mo. LIBOR US + 2.55%), 3.02%, 08/18/25(a)(c)		19,914	19,939,669
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)		2,910	2,417,823
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(a)		4,327	4,286,511
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 3.15%, 01/15/36(a)(c)		960	945,583
PFP Ltd., Series 2019-5, Class AS, (1 mo. LIBOR US + 1.42%), 1.85%, 04/14/36(a)(c)		739	730,689
Scorpio European Loan Conduit No. 34 DAC, Series 34A, Class C, (1 day SONIA + 2.22%), 2.96%, 05/17/29(a)(c)	GBP	1,168	1,524,462
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.48%, 09/15/39(a)(c)	USD	2,200	1,973,192
SMRT, Series 2022-MINI, Class E, (1 mo. CME Term SOFR + 2.70%), 3.00%, 01/15/24(a)(c)		1,550	1,522,797
SREIT Trust
Series 2021-MFP, Class F, (1 mo. LIBOR US + 2.62%), 3.02%, 11/15/38(a)(c)		5,400	5,203,674
Series 2021-MFP2, Class F, (1 mo. LIBOR US + 2.62%), 3.02%, 11/15/36(a)(c)		4,101	3,998,328
Series 2021-MFP2, Class J, (1 mo. LIBOR US + 3.92%), 4.31%, 11/15/36(a)(c)		1,378	1,347,791
TPGI Trust
Series 2021-DGWD, Class F, (1 mo. LIBOR US + 3.00%), 3.40%, 06/15/26(a)(c)		1,830	1,778,317
Series 2021-DGWD, Class G, (1 mo. LIBOR US + 3.85%), 4.25%, 06/15/26(a)(c)		1,275	1,237,297
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4, 3.68%, 12/15/50		880	891,854
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class D, 5.05%, 08/10/49(a)(c)		570	569,838
VCC Trust, Series 2020-MC1, Class A, 4.50%, 06/25/45(a)(c)		1,432	1,431,868
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		325	315,394

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)	USD	196	$190,934
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		190	187,116
Series 2020-1, Class M1, 2.80%, 02/25/50(a)(c)		918	875,989
Series 2020-1, Class M2, 2.98%, 02/25/50(a)(c)		1,010	959,327
Series 2021-4, Class A, 2.52%, 12/26/51(a)(c)		13,270	12,642,567
Series 2021-4, Class M4, 4.48%, 12/26/51(a)(c)		1,213	1,129,002
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(c)		3,390	3,178,112
Wells Fargo Commercial Mortgage Trust
Series 2015-P2, Class D, 3.24%, 12/15/48(a)		884	731,866
Series 2016-C32, Class A3FL, (1 mo. LIBOR US + 1.42%), 1.86%, 01/15/59(c)		3,077	3,067,526
Series 2016-C34, Class A3FL, (1 mo. LIBOR US + 1.04%), 1.48%, 06/15/49(a)(c)		1,830	1,845,836
Series 2016-NXS5, Class B, 4.95%, 01/15/59(c)		860	894,066
Series 2017-C39, Class D, 4.34%, 09/15/50(a)(c)		594	530,372
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(c)		1,172	879,119
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.85%), 1.24%, 12/13/31(a)(c)		1,508	1,489,733
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)		1,987	1,982,963
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		348	281,879
Series 2018-C45, Class C, 4.73%, 06/15/51		530	527,309
Series 2018-C48, Class B, 4.90%, 01/15/52(c)		3,612	3,702,692
Series 2019-C52, Class C, 3.56%, 08/15/52(d)		465	445,470
Series 2020-SDAL, Class D, (1 mo. LIBOR US + 2.09%), 2.49%, 02/15/37(a)(c)		1,530	1,468,728
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 3.14%, 02/15/37(a)(c)		1,300	1,231,054
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.20%, 11/15/47(c)		770	732,300

			837,562,694

Interest Only Collateralized Mortgage Obligations — 0.0%

JPMorgan Mortgage Trust
Series 2021-INV5, Class A2X, 0.50%, 12/25/51(a)(c)		58,833	1,664,265
Series 2021-INV5, Class A5X, 0.50%, 12/25/51(a)(c)		6,317	178,708
Series 2021-INV5, Class AX1, 0.19%, 12/25/51(a)(c)		113,714	914,526
Series 2021-INV7, Class A2X, 0.50%, 02/25/52(a)(c)		30,483	774,512
Series 2021-INV7, Class A3X, 0.50%, 02/25/52(a)(c)		19,189	257,484
Series 2021-INV7, Class A4X, 0.50%, 02/25/52(a)(c)		6,756	411,487
Series 2021-INV7, Class A5X, 0.50%, 02/25/52(a)(c)		3,319	84,330
Series 2021-INV7, Class AX1, 0.27%, 02/25/52(a)(c)		59,747	676,350

76	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 2.13%, 07/25/56(a)(c)	USD	3,164	$294,012
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 9.20%, 02/25/38(a)(c)		12,705	3,798,306

			9,053,980

Interest Only Commercial Mortgage-Backed Securities — 0.1%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(c)		13,000	112,146
Banc of America Commercial Mortgage Trust
Series 2017-BNK3, Class XB, 0.60%, 02/15/50(c)		11,850	320,226
Series 2017-BNK3, Class XD, 1.26%, 02/15/50(a)(c)		5,000	266,050
BANK, Series 2019-BN20, Class XB, 0.38%, 09/15/62(c)		39,279	960,619
BBCMS Mortgage Trust
Series 2015-SRCH, Class XA, 0.93%, 08/10/35(a)(c)		16,930	644,354
Series 2020-C7, Class XB, 0.99%, 04/15/53(c)		1,596	113,570
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.04%, 03/15/52(c)		13,293	760,376
Series 2020-B17, Class XB, 0.53%, 03/15/53(c)		7,100	237,566
Series 2021-B23, Class XA, 1.28%, 02/15/54(c)		27,530	2,272,632
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class XD, 1.70%, 01/10/48(a)(c)		5,497	308,988
Series 2016-C4, Class XB, 0.70%, 05/10/58(c)		5,810	154,720
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class X, 0.89%, 11/10/42(a)(c)		46,500	2,745,090
Commercial Mortgage Pass-Through Certificates
Series 2013-CR6, Class XA, 1.00%, 03/10/46(c)		15,693	46,415
Series 2015-3BP, Class XA, 0.06%, 02/10/35(a)(c)		150,000	390,000
Series 2015-CR25, Class XA, 0.82%, 08/10/48(c)		4,474	102,152
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)(c)		3,200	274,106
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.13%, 11/15/50(c)		12,490	159,365
Series 2019-C16, Class XA, 1.56%, 06/15/52(c)		30,441	2,675,640
Series 2019-C17, Class XA, 1.36%, 09/15/52(c)		10,308	763,507
Series 2019-C17, Class XB, 0.56%, 09/15/52(c)		19,090	684,758
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 04/10/37(a)(c)		21,535	419,933
Deutsche Bank JPMorgan Mortgage Trust,
Series 2017-C6, Class XD, 1.00%, 06/10/50(c)		5,780	239,292

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust, Series 2019-KW08, Class X2A, 0.10%, 01/25/29(a)	USD	151,283	$813,705
GS Mortgage Securities Corp. II, Series 2005-ROCK, Class X1, 0.21%, 05/03/32(a)(c)		21,000	163,185
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.83%, 11/10/52(c)		8,045	415,344
Series 2020-GSA2, Class XA, 1.73%, 12/12/53(a)(c)		18,610	2,059,242
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.82%, 09/15/47(c)		1,820	28,217
Series 2014-C23, Class XA, 0.60%, 09/15/47(c)		24,249	291,124
Series 2015-C29, Class XA, 0.60%, 05/15/48(c)		1,530	22,791
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		4,940	140,564
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class XB, 0.51%, 04/15/46(c)		4,570	24,163
Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		13,040	364,284
Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class XA, 1.17%, 02/15/36(a)(c)		3,753	202,622
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 0.79%, 03/10/50(a)(c)		2,619	67,541
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class XF, 1.18%, 12/15/47(a)(c)		4,370	123,409
Series 2015-C26, Class XD, 1.32%, 10/15/48(a)(c)		4,490	186,021
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.61%, 03/15/49(a)(c)		13,984	790,655
Series 2017-H1, Class XD, 2.16%, 06/15/50(a)(c)		3,293	313,102
Series 2019-H6, Class XB, 0.72%, 06/15/52(c)		23,510	1,051,837
Series 2019-L2, Class XA, 1.02%, 03/15/52(c)		8,775	498,272
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)		36,697	670,454
One Market Plaza Trust
Series 2017-1MKT, Class XCP, 0.00%, 02/10/32(a)(c)		53,230	1,597
Series 2017-1MKT, Class XNCP, 0.09%, 02/10/32(a)(c)(d)		10,646	10,646
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.48%, 10/15/52(c)		32,158	2,704,534
Series 2019-C18, Class XA, 1.03%, 12/15/52(c)		35,242	1,962,000
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class XA, 0.51%, 12/15/48(c)		2,270	69,433

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%, 08/15/49(a)(c)	USD	4,420	$198,856
Series 2019-C50, Class XA, 1.41%, 05/15/52(c)		23,429	1,752,352

			29,577,455

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(n)		1,541	453,090

Total Non-Agency Mortgage-Backed Securities — 7.2% (Cost: $1,580,646,175)			1,521,667,348

Preferred Securities

Capital Trusts — 0.5%

Banks — 0.3%
Ahli United Sukuk Ltd., 3.88%(e)(l)		350	332,500
Banco Davivienda SA, 6.65%(a)(l)		840	769,545
Banco Mercantil del Norte SA
5.88%(a)(l)		1,815	1,672,409
6.63%(a)(l)		1,650	1,522,950
Bangkok Bank PCL, 5.00%(e)(l)		920	898,610
Bank of America Corp., Series FF, 5.88%(l)		10,500	10,602,900
Bank of East Asia Ltd.
5.83%(e)(l)		1,881	1,866,892
5.88%(e)(l)		909	905,478
Burgan Bank SAK, 5.75%(e)(l)		1,729	1,666,648
Citigroup, Inc.
3.88%(l)		6,991	6,589,017
Series W, 4.00%(l)		15,453	14,834,880
Emirates NBD Bank PJSC, 6.13%(e)(l)		3,399	3,432,990
HDFC Bank Ltd., 3.70%(e)(l)		2,250	2,081,250
Kasikornbank PCL, 5.28%(e)(l)		1,677	1,631,197
Kookmin Bank, 4.35%(e)(l)		1,307	1,309,696
Krung Thai Bank PCL, 4.40%(e)(l)		1,314	1,230,233
Lehman Brothers Holdings Capital Trust VII, 5.86%(d)(f)(k)(l)		1,888	—
NBK Tier 1 Financing Ltd., 3.63%(a)(l)		3,798	3,548,756
Shinhan Financial Group Co. Ltd., 2.88%(e)(l)		1,810	1,642,575
TMB Bank PCL, 4.90%(e)(l)		1,508	1,445,135
United Overseas Bank Ltd., 3.88%(e)(l)		300	297,244

			58,280,905

Capital Markets — 0.2%
Bank of New York Mellon Corp.
3.70%(l)		2,900	2,755,000
Series F, 4.63%(l)		9,722	9,576,170
Charles Schwab Corp., Series H, 4.00%(l)		12,500	11,226,500
State Street Corp.
Series F, (3 mo. LIBOR US + 3.60%), 4.42%(c)(l)		1,338	1,337,616
Series H, 5.63%(l)		19,655	19,419,140

			44,314,426

Diversified Financial Services — 0.0%
DBS Group Holdings Ltd., 3.30%(e)(l)		1,000	970,290

Electric Utilities — 0.0%
Vistra Corp., 7.00%(a)(l)		2,600	2,531,750

Insurance — 0.0%
Hanwha Life Insurance Co. Ltd., 4.70%(e)(l)		1,480	1,496,002
Heungkuk Life Insurance Co. Ltd., 4.48%(e)(l)		1,000	995,188

Security		Par (000)	Value

Insurance (continued)
KDB Life Insurance Co. Ltd., 7.50%(e)(l)	USD	630	$626,850
Tongyang Life Insurance Co. Ltd., 5.25%(e)(l)		950	969,000

			4,087,040

Real Estate Management & Development — 0.0%
MAF Global Securities Ltd., 5.50%(e)(l)		1,341	1,331,613
NWD Finance BVI Ltd., 4.13%(e)(l)		3,140	2,857,400

			4,189,013

Total Capital Trusts — 0.5%			114,373,424

		Shares

Preferred Stocks — 0.1%

Household Durables — 0.1%
Dream Finders Homes, Inc.(d)		15,124	14,991,665

Total Preferred Stocks — 0.1%			14,991,665

Total Preferred Securities — 0.6% (Cost: $135,389,283)			129,365,089

Rights

Diversified Financial Services — 0.0%
Crown PropTech Acquisitions(d)		214,560	42,912

Total Rights — 0.0% (Cost: $321,840)			42,912

		Par (000)

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.0%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	1,900,365

Collateralized Mortgage Obligations — 0.5%
Fannie Mae
Series 2003-W5, Class A, (1 mo. LIBOR US + 0.11%), 0.41%, 04/25/33(c)		1	1,156
Series 2021-R01, Class 1B1, (SOFR (30-day) + 3.10%), 3.20%, 10/25/41(a)(c)		12,635	11,625,297
Series 2021-R03, Class 1B2, (SOFR (30-day) + 5.50%), 5.60%, 12/25/41(a)(c)		1,641	1,456,638
Series 2022-R01, Class 1B1, (SOFR (30-day) + 3.15%), 3.25%, 12/25/41(a)(c)		7,500	6,958,175
Series 2022-R01, Class 1B2, (SOFR (30-day) + 6.00%), 6.10%, 12/25/41(a)(c)		4,228	3,752,187
Freddie Mac
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.50%), 11.96%, 01/25/25(c)		337	341,609
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.95%), 8.41%, 05/25/25(c)		512	518,534
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.45%), 4.91%, 03/25/30(c)		1,860	1,939,143
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.45%), 2.91%, 12/25/42(c)		432	432,755
Series 2020-DNA4, Class M2, (1 mo. LIBOR US + 3.75%), 4.21%, 08/25/50(a)(c)		499	499,125
Series 2020-DNA5, Class B1, (SOFR (30-day) + 4.80%), 4.90%, 10/25/50(a)(c)		990	1,004,862
Series 2020-DNA6, Class B1, (SOFR (30-day) + 3.00%), 3.10%, 12/25/50(a)(c)		3,640	3,403,230
Series 2020-HQA5, Class B1, (SOFR (30-day) + 4.00%), 4.10%, 11/25/50(a)(c)		2,410	2,349,707

78	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2021-DNA1, Class B1, (SOFR (30-day) + 2.65%), 2.75%, 01/25/51(a)(c)	USD	8,510	$7,535,717
Series 2021-DNA1, Class B2, (SOFR (30-day) + 4.75%), 4.85%, 01/25/51(a)(c)		5,220	4,540,525
Series 2021-DNA2, Class B1, (SOFR (30-day) + 3.40%), 3.50%, 08/25/33(a)(c)		7,000	6,517,848
Series 2021-DNA2, Class B2, (SOFR (30-day) + 6.00%), 6.10%, 08/25/33(a)(c)		6,320	6,007,985
Series 2021-DNA3, Class B1, (SOFR (30-day) + 3.50%), 3.60%, 10/25/33(a)(c)		7,155	6,694,882
Series 2021-DNA7, Class B1, (SOFR (30-day) + 3.65%), 3.75%, 11/25/41(a)(c)		9,000	8,520,510
Series 2021-DNA7, Class B2, (SOFR (30-day) + 7.80%), 7.90%, 11/25/41(a)(c)		6,330	5,905,520
Series 2021-HQA1, Class B1, (SOFR (30-day) + 3.00%), 3.10%, 08/25/33(a)(c)		8,632	7,515,966
Series 2021-HQA1, Class B2, (SOFR (30-day) + 5.00%), 5.10%, 08/25/33(a)(c)		5,189	4,611,490
Series 2022-DNA1, Class B1, (SOFR (30-day) + 3.40%), 3.50%, 01/25/42(a)(c)		7,060	6,406,988
Series 2022-DNA1, Class B2, (SOFR (30-day) + 7.10%), 7.20%, 01/25/42(a)(c)		4,900	4,324,493

			102,864,342

Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2006-M2, Class A2A,
5.27%, 10/25/32(c)		527	542,671

Interest Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae
Series 2020-32, Class PI, 4.00%, 05/25/50		7,262	1,199,445
Series 2020-77, Class HI, 4.00%, 11/25/50		27,035	4,596,423
Series 2021-31, Class IB, 4.00%, 06/25/51		7,713	1,349,103
Series 2021-50, Class IO, 4.00%, 08/25/51		10,427	1,803,366
Freddie Mac
Series 4940, Class PI, 4.00%, 07/25/49(d)		3,172	441,885
Series 4995, Class BI, 4.50%, 06/25/50		3,446	620,970
Series 5014, Class DI, 4.00%, 09/25/50(d)		2,611	445,495
Series 5018, Class CI, 4.50%, 10/25/50		3,409	655,264
Series 5029, Class GI, 2.00%, 10/25/50		4,612	558,040
Series 5057, Class TI, 3.00%, 11/25/50		7,542	1,144,446
Series 5082, Class IW, 3.00%, 03/25/51(d)		5,635	834,696
Series 5097, Class ID, 2.50%, 04/25/51		7,687	1,114,710
Series 5100, Class MI, 3.50%, 09/25/48		5,960	1,037,100
Series 5129, Class IO, 3.00%, 09/25/50(d)		2,950	360,218
Series 5139, Class IG, 3.00%, 09/25/51		7,056	871,175
Series 5142, Class IP, 3.00%, 09/25/51		3,106	367,411
Series 5142, Class PI, 3.00%, 09/25/51		4,006	576,104
Series 5145, Class HI, 3.00%, 09/25/51		2,783	332,656
Series 5155, Class JI, 3.00%, 10/25/51		6,549	815,866
Series 5155, Class KI, 3.00%, 10/25/51(d)		3,563	467,626
Series 5155, Class NI, 3.00%, 10/25/51		7,646	955,257
Series 5167, Class MI, 3.00%, 11/25/51(d)		4,058	502,145
Series 5184, Class PI, 3.00%, 01/25/52		7,066	774,279
Ginnie Mae
Series 2020-144, Class IO, 2.50%, 09/20/50		7,927	967,488
Series 2020-146, Class DI, 2.50%, 10/20/50		6,284	755,390
Series 2020-151, Class MI, 2.50%, 10/20/50		33,024	4,217,000
Series 2020-175, Class DI, 2.50%, 11/20/50		2,250	270,745
Series 2020-185, Class MI, 2.50%, 12/20/50		7,773	1,028,632
Series 2021-15, Class GI, 3.50%, 01/20/51		4,559	667,155
Series 2021-161, Class IB, 4.00%, 09/20/51(d)		2,939	382,886

Security		Par (000)	Value

Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae
Series 2021-176, Class IA, 3.50%, 10/20/51	USD	6,935	$719,370
Series 2021-199, Class KI, 3.50%, 11/20/51(d)		3,628	417,560
Series 2021-209, Class TJ, 3.50%, 11/20/51(d)		3,078	378,607
Series 2021-214, Class AI, 4.00%, 12/20/51		6,836	880,466
Series 2021-215, Class LI, 3.00%, 12/20/51		4,940	544,173
Series 2021-221, Class AI, 3.50%, 12/20/51		6,525	731,633
Series 2021-221, Class CI, 3.00%, 12/20/51		3,220	413,222
Series 2021-78, Class IC, 4.00%, 05/20/51(d)		4,760	678,309

			34,876,316

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac
Series K110, Class X1, 1.70%, 04/25/30(c)		5,576	608,247
Series K111, Class X1, 1.57%, 05/25/30(c)		20,279	2,120,237
Series K121, Class X1, 1.03%, 10/25/30(c)		13,790	967,214
Series K122, Class X1, 0.88%, 11/25/30(c)		7,719	474,048
Series KL06, Class XFX, 1.36%, 12/25/29		6,710	525,807
Series KW09, Class X1, 0.80%, 05/25/29(c)		36,874	1,682,733
Ginnie Mae
Series 2013-30, Class IO, 0.60%, 09/16/53(c)		4,721	73,520
Series 2013-78, Class IO, 0.31%, 10/16/54(c)		5,134	79,534
Series 2015-173, Class IO, 0.67%, 09/16/55(c)		3,915	117,085
Series 2015-22, Class IO, 0.54%, 03/16/55(c)		4,018	86,469
Series 2015-37, Class IO, 0.67%, 10/16/56(c)		923	30,491
Series 2015-48, Class IO, 0.69%, 02/16/50(c)		1,119	31,254
Series 2016-125, Class IO, 0.82%, 12/16/57(c)		4,306	185,227
Series 2016-36, Class IO, 0.73%, 08/16/57(c)		1,101	39,060
Series 2016-96, Class IO, 0.76%, 12/16/57(c)		3,865	158,276

			7,179,202

Mortgage-Backed Securities — 53.5%
Fannie Mae Mortgage-Backed Securities
1.50%, 11/01/41 - 12/01/41		199,518	180,858,922
2.00%, 10/01/31 - 02/01/52		287,087	267,916,719
2.50%, 09/01/27 - 02/01/52		310,557	301,293,233
3.00%, 04/01/28 - 03/01/52		258,149	256,369,147
3.50%, 08/01/28 - 04/01/52(r)		602,333	606,253,337
4.00%, 08/01/31 - 05/01/52		307,441	315,019,455
4.50%, 02/01/25 - 01/01/51		230,732	242,640,621
5.00%, 11/01/32 - 05/01/49		23,270	24,895,316
5.50%, 12/01/32 - 04/01/41		12,892	13,998,626
6.00%, 02/01/34 - 06/01/41		7,704	8,440,351
6.50%, 05/01/40		1,492	1,646,349
Freddie Mac Mortgage-Backed Securities
2.00%, 02/01/42 - 02/01/52		231,248	215,400,457
2.50%, 04/01/27 - 01/01/52		296,302	284,661,498
3.00%, 09/01/27 - 02/01/52		210,069	207,880,267
3.50%, 02/01/31 - 02/01/52		110,527	112,547,036
4.00%, 08/01/40 - 02/01/52		116,013	120,650,291
4.50%, 02/01/39 - 01/01/51		96,135	100,928,393
5.00%, 07/01/35 - 11/01/48		6,219	6,704,815
5.50%, 02/01/35 - 06/01/41		1,721	1,895,466

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 04/15/52(s)	USD	339,652	$323,456,004
2.50%, 10/20/51 - 04/15/52(r)(s)		388,888	377,276,517
3.00%, 12/20/44 - 04/15/52(s)		335,595	331,659,385
3.50%, 01/15/42 - 04/15/52(s)		188,156	189,817,988
4.00%, 04/20/39 - 04/15/52(s)		114,603	117,302,280
4.50%, 12/20/39 - 04/15/52(s)		25,384	26,583,971
5.00%, 04/15/33 - 04/15/52(s)		59,521	62,350,334
Uniform Mortgage-Backed Securities
1.50%, 04/01/37 - 04/01/52(s)		468,581	429,168,356
2.00%, 04/01/37 - 04/01/52(s)		1,533,802	1,433,893,226
2.50%, 04/01/37 - 04/01/52(s)		807,962	771,822,416
3.00%, 04/01/37 - 04/01/52(s)		708,874	693,808,926
3.50%, 04/01/52(s)		979,348	980,670,966
4.00%, 04/01/52(s)		2,204,118	2,247,038,018
4.50%, 04/01/52(s)		10,051	10,415,038
5.00%, 04/01/52(s)		38,124	40,109,128

			11,305,372,852

Total U.S. Government Sponsored Agency Securities — 54.2% (Cost: $11,685,772,440)			11,452,735,748

U.S. Treasury Obligations
U.S. Treasury Bonds
4.63%, 02/15/40		10,812	14,166,254
1.13%, 05/15/40 - 08/15/40		18,140	14,257,261
3.88%, 08/15/40		10,812	12,914,427
1.38%, 11/15/40		9,070	7,415,079
4.25%, 11/15/40		10,812	13,512,466
1.75%, 08/15/41		286	247,708
2.50%, 02/15/45(r)		102,915	100,237,602
2.75%, 11/15/47(r)(t)		103,431	107,317,743
3.00%, 02/15/48(r)(t)		102,915	112,125,089
U.S. Treasury Notes
1.75%, 07/15/22 - 11/15/29		253,010	251,073,555
0.50%, 03/15/23 - 05/31/27		436,195	413,674,597
0.13%, 03/31/23 - 05/31/23		102,915	101,073,786
0.25%, 04/15/23		167,495	164,923,690
1.50%, 10/31/24 - 02/15/30		85,515	82,227,386
2.25%, 11/15/24 - 08/15/27		147,346	146,338,705
0.38%, 04/30/25 - 12/31/25		261,996	244,321,680
0.75%, 05/31/26		40,427	37,600,268
0.63%, 03/31/27		60,677	55,469,681
2.38%, 05/15/27		20,160	20,073,375
1.25%, 03/31/28 - 05/31/28		52,269	48,702,049
3.13%, 11/15/28		6,518	6,786,613
1.63%, 08/15/29 - 05/15/31		38,077	36,064,636
1.13%, 02/15/31		6,518	5,885,296

Total U.S. Treasury Obligations — 9.5% (Cost: $2,161,434,379)			1,996,408,946

Security	Shares	Value

Warrants(f)

Auto Components — 0.0%
Aurora Innovation, Inc. (Issued/Exercisable 05/04/22, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	25,012	$37,768
Embark Technology, Inc. (Issued/Exercisable 12/28/20, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	18,053	20,220

		57,988

Automobiles — 0.0%
EVgo, Inc. (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	118,340	465,076
Hyzon Motors, Inc. (Issued/Exercisable 12/10/20, 1 Share for 1 Warrant, Expires 10/02/25, Strike Price USD 11.50)	196,188	333,520
Lightning eMotors, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 12/15/25, Strike Price USD 11.50)	216,261	296,455

		1,095,051

Capital Markets — 0.0%
Cano Health, Inc. (Issued/Exercisable 07/06/21, 1 Share for 1 Warrant, Expires 07/06/25, Strike Price USD 11.50)	98,960	156,357

Diversified Financial Services — 0.0%
ArcLight Clean Transition Corp. II (Issued/Exercisable 05/19/22, 1 Share for 1 Warrant, Expires 02/04/23, Strike Price USD 11.50)	26,604	35,384
Climate Real Impact Solutions II Acquisition Corp. (Issued/Exercisable 03/11/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	11,057	5,086
Gores Holdings VIII, Inc. (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	42,918	56,222
KINS Technology Group, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 10/31/25, Strike Price USD 11.50)(d)	469,648	79,840
Lakestar Spac I SE (Issued/Exercisable 02/22/21, 1 Share for 1 Warrant, Expires 12/31/25, Strike Price EUR 11.50)	18,160	10,045
Proof Acquisition Corp. I (Issued/Exercisable, 1 Share for 1 Warrant, Expires 10/01/26, Strike Price USD 11.50)(d)	109,868	23,072
Rotor Acquisition Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 01/31/26, Strike Price USD 11.50)	72,998	65,698
Science Strategic Acquisition Corp. Alpha (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	55,798	12,298
Tishman Speyer Innovation Corp. II (Issued/Exercisable 01/27/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	19,914	7,567

80	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
TPB Acquisition Corp. I (Issued/Exercisable 02/19/22, 1 Share for 1 Warrant, Expires 02/19/23, Strike Price USD 11.50)	79,561	$35,007
TPG Pace Beneficial Finance Corp. (Issued/Exercisable 11/17/20, 1 Share for 1 Warrant, Expires 10/09/27, Strike Price USD 11.50)	52,890	33,850

		364,069

Electrical Equipment — 0.0%
Volta, Inc. (Issued/Exercisable 10/22/20, 1 Share for 1 Warrant, Expires 06/14/27, Strike Price USD 11.50)	121,900	115,805

Equity Real Estate Investment Trusts (REITs) — 0.0%
Sonder Holdings, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 11/19/26, Strike Price USD 12.50)(d)	126,555	50,622

Independent Power and Renewable Electricity Producers — 0.0%
Altus Power, Inc. (Issued/Exercisable 01/22/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.00)	57,363	92,928

Interactive Media & Services — 0.0%
Genius Sports Ltd. (Issued/Exercisable 03/30/21, 1 Share for 1 Warrant, Expires 12/31/28, Strike Price USD 11.50)	455,188	477,947

Machinery — 0.0%
Sarcos Technology & Robotics Corp. (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 11.50)	267,475	283,523

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 10/28/24, Strike Price USD 36.00)	4,466	64,266
Chesapeake Energy Corp. (Issued/Exercisable 02/09/21, 1 Share for 1 Warrant, Expires 02/09/26, Strike Price USD 35.71)	2,103	117,074

		181,340

Real Estate Management & Development — 0.0%
Offerpad Solutions, Inc. (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 10/13/25, Strike Price USD 11.50)	183,068	148,285
Target Hospitality Corp. (Issued/Exercisable 03/05/18, 1 Share for 1 Warrant, Expires 03/05/25, Strike Price USD 11.50)	8,280	4,140

		152,425

Software — 0.0%
Latch, Inc. (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 12/31/26, Strike Price USD 11.50)	89,742	59,230
Pear Therapeutics, Inc. (Issued/Exercisable 03/23/21, 1 Share for 1 Warrant, Expires 02/04/26, Strike Price USD 11.50)	63,832	50,555

		109,785

Total Warrants — 0.0% (Cost: $13,611,112)		3,137,840

Total Long-Term Investments — 125.0% (Cost: $27,492,542,842)		26,411,129,326

Security		Shares	Value

Short-Term Securities(q)(u)

Money Market Funds — 13.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%		2,840,558,970	$2,840,558,970
SL Liquidity Series, LLC, Money Market Series, 0.42%(v)		10,466,543	10,463,404

Total Short-Term Securities — 13.5% (Cost: $2,851,020,280)			2,851,022,374

Options Purchased — 0.1% (Cost: $29,574,686)			26,006,957

Total Investments Before Options Written and TBA Sale Commitments — 138.6% (Cost: $30,373,137,808)			29,288,158,657

		Par (000)

TBA Sale Commitments(s)

Mortgage-Backed Securities — (19.9)%
Ginnie Mae Mortgage-Backed Securities
2.50%, 04/15/52	USD	(46,656)	(45,250,852)
3.00%, 04/15/52		(99,502)	(98,328,805)
3.50%, 04/15/52		(10,669)	(10,714,052)
4.00%, 04/15/52		(33,007)	(33,647,096)
4.50%, 04/15/52		(2,842)	(2,937,918)
5.00%, 04/15/52		(29,839)	(31,193,386)
Uniform Mortgage-Backed Securities
1.50%, 04/01/37 - 04/01/52		(282,119)	(257,482,384)
2.00%, 04/01/37 - 04/01/52		(409,746)	(380,363,102)
2.50%, 04/01/52		(404,133)	(385,568,522)
3.00%, 04/01/37 - 04/01/52		(943,482)	(922,688,978)
3.50%, 04/01/37 - 04/01/52		(470,239)	(471,123,055)
4.00%, 04/01/52		(1,511,839)	(1,540,815,719)
4.50%, 04/01/52		(31,029)	(32,141,212)

Total TBA Sale Commitments — (19.9)% (Proceeds: $(4,246,170,143))			(4,212,255,081)

Options Written — (0.1)%
(Premiums Received: $(25,045,275))			(25,432,459)

Total Investments Net of Options Written and TBA Sale Commitments — 118.6% (Cost: $26,101,922,390)			25,050,471,117
Liabilities in Excess of Other Assets — (18.6)%			(3,928,539,694)

Net Assets — 100.0%			$21,121,931,423

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $43,090,501, representing 0.2% of its net assets as of period end, and an original cost of $73,719,336.

(h)	All or a portion of this security is on loan.
(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	Convertible security.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Perpetual security with no stated maturity date.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Zero-coupon bond.
(o)	Issuer is a U.S. branch of a foreign domiciled bank.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Affiliate of the Master Portfolio.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Represents or includes a TBA transaction.
(t)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(u)	Annualized 7-day yield as of period end.
(v)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Par/Shares Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Capital Finance LP, Series 1997- R2, Class AP	$2,523	$—		$—		$—	$49	$2,572	2,839	$—		$ —
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,208,093,771	632,465,199	(a)	—		—	—	2,840,558,970	2,840,558,970	321,987		—
iShares 5-10 Year Investment Grade Corporate Bond ETF	—	3,097,050		—		—	(79,200)	3,017,850	55,000	—		—
iShares AAA - A Rated Corporate Bond ETF(b)	—	1,540,480		(1,485,952)		(54,528)	—	—	—	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	30,267,924		—		—	160,580	30,428,504	251,600	—		—
iShares iBoxx High Yield Corporate Bond ETF(b)	50,417,950	157,307,941		(208,537,024)		898,842	(87,709)	—	—	341,620		—
SL Liquidity Series, LLC, Money Market Series	60,259,745	—		(49,790,319	)(a)	(8,115)	2,093	10,463,404	10,466,543	190,161	(c)	—

						$836,199	$(4,187)	$2,884,471,300		$853,768		$ —

(a)	Represents net shares purchased (sold).
(b)	As of period end, the entity is no longer held by the Master Portfolio.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

82	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Fed Funds, 30-Day	295	05/31/22	$122,035	$2,680
Euro-Bund	2,400	06/08/22	421,242	(3,214,921)
U.S. Treasury Bonds (30 Year)	7,032	06/21/22	1,055,240	(30,700,962)
U.S. Treasury Notes (10 Year)	2,700	06/21/22	331,763	1,739,098
U.S. Ultra Treasury Bonds	5,086	06/21/22	900,858	(33,474,442)
U.S. Treasury Notes (2 Year)	5,091	06/30/22	1,078,894	(10,707,845)
U.S. Treasury Notes (5 Year)	11,503	06/30/22	1,319,250	(16,100,709)
3-month SONIA Index	785	09/20/22	254,169	349,502
3-month EURIBOR	783	12/19/22	215,942	(1,012,029)
3-month SONIA Index	668	12/20/22	215,211	(1,682,505)
3-month EURIBOR	1,904	06/19/23	521,125	(929,486)

				(95,731,619)

Short Contracts
Euro-Bobl	293	06/08/22	41,768	694,875
Euro-BTP Italian Government Bond	2,672	06/08/22	408,831	12,047,304
Euro-Buxl	1,521	06/08/22	313,301	17,543,382
Euro-OAT	1,463	06/08/22	245,210	7,866,971
E-Mini S&P 500 Index	39	06/17/22	8,835	140,368
Euro STOXX 50 Index	272	06/17/22	11,503	(420,425)
NASDAQ 100 E-Mini Index	63	06/17/22	18,735	(1,950,575)
Russell 2000 E-Mini Index	115	06/17/22	11,882	(583,050)
U.S. Ultra Treasury Notes (10 Year)	3,812	06/21/22	516,407	8,391,363
10 Year U.K. Gilt	682	06/28/22	108,611	(302,993)
3-month SONIA Index	994	03/14/23	319,407	184,110
3-month SOFR	7	03/19/24	1,701	11,077
3-month SOFR	85	09/17/24	20,703	231,389
3-month SOFR	845	03/18/25	206,085	(85,292)

				43,768,504

				$(51,963,115)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	66,426,683	USD	3,221,000	Citibank N.A.	04/01/22	$ 118,115
MXN	66,426,683	USD	3,221,000	Citibank N.A.	04/01/22	118,115
MXN	67,551,413	USD	3,254,000	Citibank N.A.	04/01/22	141,653
MXN	67,551,413	USD	3,254,000	Citibank N.A.	04/01/22	141,653
USD	6,366,747	EUR	5,734,000	Bank of America N.A.	04/01/22	23,323
USD	6,366,747	EUR	5,734,000	Bank of America N.A.	04/01/22	23,323
USD	3,254,000	ZAR	47,347,089	UBS AG	04/01/22	14,238
USD	3,254,000	ZAR	47,345,560	UBS AG	04/01/22	14,342
ZAR	50,005,520	USD	3,254,000	Bank of America N.A.	04/01/22	167,667
ZAR	50,005,520	USD	3,254,000	Bank of America N.A.	04/01/22	167,667
BRL	10,721,961	USD	2,097,000	Citibank N.A.	04/04/22	152,518
BRL	10,721,961	USD	2,097,000	Citibank N.A.	04/04/22	152,518
BRL	11,141,145	USD	2,149,970	Goldman Sachs International	04/04/22	187,495
BRL	11,141,145	USD	2,149,970	Goldman Sachs International	04/04/22	187,495
BRL	16,752,420	USD	3,240,000	Goldman Sachs International	04/04/22	274,737
BRL	16,752,420	USD	3,240,000	Goldman Sachs International	04/04/22	274,737
CAD	41,781,746	USD	33,376,000	Goldman Sachs International	04/11/22	43,514
USD	33,376,000	AUD	44,500,147	Goldman Sachs International	04/11/22	72,185
USD	33,376,000	CAD	41,693,967	Morgan Stanley & Co. International PLC	04/11/22	26,697
USD	33,376,000	EUR	30,032,743	Deutsche Bank AG	04/11/22	141,514

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,376,000	GBP	25,369,143	HSBC Bank PLC	04/11/22	$ 52,160
USD	3,189,000	JPY	372,515,508	Citibank N.A.	04/18/22	127,993
USD	3,189,000	JPY	372,515,508	Citibank N.A.	04/18/22	127,993
AUD	4,376,000	CAD	4,036,829	Royal Bank of Canada	04/20/22	46,593
CAD	3,950,515	USD	3,157,000	HSBC Bank PLC	04/20/22	2,711
COP	12,121,425,000	USD	3,169,000	Citibank N.A.	04/20/22	35,179
COP	12,121,425,000	USD	3,169,000	Citibank N.A.	04/20/22	35,179
CZK	121,291,943	EUR	4,873,000	Bank of New York Mellon	04/20/22	89,566
CZK	121,291,943	EUR	4,873,000	Bank of New York Mellon	04/20/22	89,566
CZK	49,134,751	USD	2,160,000	Bank of New York Mellon	04/20/22	61,337
CZK	49,134,751	USD	2,160,000	Bank of New York Mellon	04/20/22	61,337
EUR	2,868,000	SEK	29,786,430	Deutsche Bank AG	04/20/22	5,489
EUR	3,825,000	USD	4,225,220	Deutsche Bank AG	04/20/22	8,679
EUR	3,825,000	USD	4,225,220	Deutsche Bank AG	04/20/22	8,679
MXN	22,210,785	USD	1,108,000	BNP Paribas S.A.	04/20/22	4,765
MXN	22,210,036	USD	1,108,000	BNP Paribas S.A.	04/20/22	4,727
MXN	131,053,821	USD	6,227,970	HSBC Bank PLC	04/20/22	337,853
MXN	63,532,112	USD	3,169,000	HSBC Bank PLC	04/20/22	13,972
MXN	63,532,112	USD	3,169,000	HSBC Bank PLC	04/20/22	13,972
MXN	158,737,082	USD	7,542,970	UBS AG	04/20/22	409,790
USD	3,159,000	CLP	2,490,871,500	Citibank N.A.	04/20/22	4,667
USD	3,159,000	CLP	2,490,871,500	Citibank N.A.	04/20/22	4,667
RUB	108,372,579	USD	1,231,507	Goldman Sachs International	05/24/22	30,782
RUB	247,154,750	USD	2,051,077	JPMorgan Chase Bank N.A.	05/24/22	827,702
USD	53,324,468	CNH	339,697,122	BNP Paribas S.A.	05/24/22	46,910
USD	9,591,175	RUB	741,465,000	JPMorgan Chase Bank N.A.	05/24/22	954,831
RUB	29,424,512	USD	264,490	Citibank N.A.	05/25/22	77,963
RUB	30,482,472	USD	264,490	Citibank N.A.	05/25/22	90,276
RUB	42,847,380	USD	396,735	JPMorgan Chase Bank N.A.	05/25/22	101,938
RUB	127,776,000	USD	1,056,000	JPMorgan Chase Bank N.A.	05/25/22	431,103
RUB	43,442,592	USD	396,736	Morgan Stanley & Co. International PLC	05/25/22	108,865
TRY	1,061,414	USD	66,683	Barclays Bank PLC	06/08/22	1,960
TRY	1,061,414	USD	66,683	Barclays Bank PLC	06/08/22	1,960
TRY	33,384,814	USD	2,091,317	UBS AG	06/08/22	67,723
TRY	33,384,814	USD	2,091,317	UBS AG	06/08/22	67,723
CHF	32,625,994	EUR	31,590,000	BNP Paribas S.A.	06/15/22	374,370
EUR	15,940,000	GBP	13,417,734	Bank of America N.A.	06/15/22	64,963
EUR	15,890,000	GBP	13,276,333	Bank of America N.A.	06/15/22	195,184
EUR	32,790,000	GBP	27,397,685	Deutsche Bank AG	06/15/22	401,267
EUR	32,800,000	GBP	27,228,264	Goldman Sachs International	06/15/22	634,858
EUR	7,930,000	GBP	6,683,166	Goldman Sachs International	06/15/22	21,852
EUR	6,746,000	NOK	64,316,531	Deutsche Bank AG	06/15/22	182,968
EUR	22,960,000	USD	25,156,468	Barclays Bank PLC	06/15/22	318,671
EUR	7,965,000	USD	8,786,725	Barclays Bank PLC	06/15/22	50,796
EUR	8,494,000	USD	9,342,890	BNP Paribas S.A.	06/15/22	81,580
EUR	13,130,000	USD	14,284,770	Deutsche Bank AG	06/15/22	283,548
EUR	9,600,000	USD	10,541,232	Deutsche Bank AG	06/15/22	110,394
EUR	19,050,000	USD	21,018,665	Deutsche Bank AG	06/15/22	118,156
EUR	15,740,000	USD	17,425,046	Deutsche Bank AG	06/15/22	39,183
EUR	19,690,000	USD	21,484,153	HSBC Bank PLC	06/15/22	362,777
EUR	12,700,000	USD	14,068,019	Morgan Stanley & Co. International PLC	06/15/22	23,195
EUR	9,566,000	USD	10,499,594	State Street Bank and Trust Co.	06/15/22	114,308
JPY	150,000,000	USD	1,233,781	Deutsche Bank AG	06/15/22	901
NOK	66,657,841	EUR	6,746,000	Deutsche Bank AG	06/15/22	82,847
SGD	480,662	USD	353,251	Goldman Sachs International	06/15/22	1,390
SGD	269,338	USD	198,145	HSBC Bank PLC	06/15/22	577
USD	18,282,182	EUR	16,411,000	Bank of New York Mellon	06/15/22	73,449
USD	17,485,031	EUR	15,740,000	Barclays Bank PLC	06/15/22	20,802
USD	14,119,123	EUR	12,700,000	Deutsche Bank AG	06/15/22	27,909
USD	33,525,943	EUR	29,974,000	Deutsche Bank AG	06/15/22	268,459
USD	21,172,360	EUR	19,050,000	JPMorgan Chase Bank N.A.	06/15/22	35,540
USD	8,341,858	EUR	7,438,000	Royal Bank of Canada	06/15/22	89,067

84	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	17,525,772	GBP	13,340,000	JPMorgan Chase Bank N.A.	06/15/22	$6,683
USD	279,816	HKD	2,185,926	Royal Bank of Canada	06/15/22	445
USD	531,334	JPY	62,552,000	Bank of America N.A.	06/15/22	16,455
USD	1,881,210	JPY	216,564,026	Morgan Stanley & Co. International PLC	06/15/22	98,627

						$10,901,337

EUR	1,392,311	USD	1,566,705	Deutsche Bank AG	04/01/22	(26,416)
EUR	1,392,311	USD	1,566,705	Deutsche Bank AG	04/01/22	(26,416)
EUR	4,076,487	USD	4,585,672	HSBC Bank PLC	04/01/22	(75,925)
EUR	4,076,487	USD	4,585,672	HSBC Bank PLC	04/01/22	(75,925)
EUR	265,202	USD	298,435	JPMorgan Chase Bank N.A.	04/01/22	(5,047)
EUR	265,202	USD	298,435	JPMorgan Chase Bank N.A.	04/01/22	(5,047)
USD	1,327,940	MXN	27,473,782	Barclays Bank PLC	04/01/22	(53,104)
USD	1,327,940	MXN	27,473,782	Barclays Bank PLC	04/01/22	(53,104)
USD	1,108,000	MXN	22,138,877	BNP Paribas S.A.	04/01/22	(4,870)
USD	1,108,000	MXN	22,138,167	BNP Paribas S.A.	04/01/22	(4,834)
USD	663,969	MXN	13,747,744	Citibank N.A.	04/01/22	(27,098)
USD	663,969	MXN	13,747,744	Citibank N.A.	04/01/22	(27,098)
USD	2,711,121	MXN	56,128,699	Citibank N.A.	04/01/22	(110,338)
USD	2,711,121	MXN	56,128,699	Citibank N.A.	04/01/22	(110,338)
USD	331,985	MXN	6,865,832	Deutsche Bank AG	04/01/22	(13,144)
USD	331,985	MXN	6,865,832	Deutsche Bank AG	04/01/22	(13,144)
USD	331,985	MXN	6,869,543	Goldman Sachs International	04/01/22	(13,331)
USD	331,985	MXN	6,869,543	Goldman Sachs International	04/01/22	(13,331)
USD	3,222,000	BRL	16,403,202	Citibank N.A.	04/04/22	(219,469)
USD	3,222,000	BRL	16,403,202	Citibank N.A.	04/04/22	(219,469)
USD	2,154,970	BRL	10,410,660	Deutsche Bank AG	04/04/22	(29,236)
USD	2,154,970	BRL	10,410,660	Deutsche Bank AG	04/04/22	(29,236)
USD	2,110,000	BRL	10,438,592	Goldman Sachs International	04/04/22	(80,066)
USD	2,110,000	BRL	10,438,592	Goldman Sachs International	04/04/22	(80,066)
AUD	44,466,531	USD	33,376,000	Bank of America N.A.	04/11/22	(97,343)
EUR	30,047,327	USD	33,376,000	BNP Paribas S.A.	04/11/22	(125,376)
GBP	25,404,364	USD	33,376,000	Morgan Stanley & Co. International PLC	04/11/22	(5,895)
JPY	373,639,455	USD	3,169,000	HSBC Bank PLC	04/18/22	(98,757)
JPY	373,639,455	USD	3,169,000	HSBC Bank PLC	04/18/22	(98,757)
USD	1,767,363	IDR	25,515,426,646	Citibank N.A.	04/18/22	(7,888)
USD	5,592,561	IDR	80,739,804,104	Citibank N.A.	04/18/22	(24,961)
USD	6,743,955	IDR	97,247,826,824	Citibank N.A.	04/18/22	(22,124)
USD	3,169,000	ZAR	48,007,229	Citibank N.A.	04/19/22	(108,377)
CLP	2,430,381,000	USD	3,138,000	Citibank N.A.	04/20/22	(60,270)
CLP	2,430,381,000	USD	3,138,000	Citibank N.A.	04/20/22	(60,270)
COP	11,782,500,000	USD	3,142,000	Goldman Sachs International	04/20/22	(27,413)
COP	11,782,500,000	USD	3,142,000	Goldman Sachs International	04/20/22	(27,413)
EUR	5,734,000	USD	6,370,343	Bank of America N.A.	04/20/22	(23,368)
EUR	5,734,000	USD	6,370,343	Bank of America N.A.	04/20/22	(23,368)
USD	6,503,603	COP	24,820,675,669	Citibank N.A.	04/20/22	(57,497)
USD	6,711,603	COP	25,614,497,269	Citibank N.A.	04/20/22	(59,336)
USD	3,157,000	COP	12,061,318,500	Citibank N.A.	04/20/22	(31,290)
USD	3,157,000	COP	12,061,318,500	Citibank N.A.	04/20/22	(31,290)
USD	2,160,000	CZK	48,498,372	HSBC Bank PLC	04/20/22	(32,567)
USD	2,160,000	CZK	48,498,372	HSBC Bank PLC	04/20/22	(32,567)
USD	4,236,817	EUR	3,865,000	Royal Bank of Canada	04/20/22	(41,359)
USD	4,236,817	EUR	3,865,000	Royal Bank of Canada	04/20/22	(41,359)
USD	3,166,000	MXN	64,679,797	HSBC Bank PLC	04/20/22	(74,471)
USD	6,722,000	ZAR	102,042,380	Barclays Bank PLC	04/20/22	(243,380)
USD	6,431,000	ZAR	97,676,652	UBS AG	04/20/22	(236,377)
ZAR	47,470,715	USD	3,254,000	UBS AG	04/20/22	(13,664)
ZAR	47,469,183	USD	3,254,000	UBS AG	04/20/22	(13,769)
USD	3,254,000	TRY	49,903,344	UBS AG	04/29/22	(67,978)
USD	3,254,000	TRY	49,903,344	UBS AG	04/29/22	(67,978)
USD	2,017,239	EUR	1,843,000	Bank of America N.A.	05/24/22	(25,535)
USD	2,912,410	MXN	60,287,519	BNP Paribas S.A.	05/24/22	(89,024)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,224,955	RUB	302,662,027	Citibank N.A.	05/25/22	$(297,535)
USD	2,158,000	TRY	34,528,000	Citibank N.A.	06/08/22	(74,971)
USD	2,158,000	TRY	34,528,000	Citibank N.A.	06/08/22	(74,971)
CHF	16,665,687	EUR	16,360,000	Barclays Bank PLC	06/15/22	(56,762)
CHF	16,634,030	EUR	16,360,000	Barclays Bank PLC	06/15/22	(91,134)
EUR	10,800,000	CHF	11,077,344	Barclays Bank PLC	06/15/22	(44,556)
EUR	10,960,000	CHF	11,241,836	Barclays Bank PLC	06/15/22	(45,632)
EUR	2,507,200	CHF	2,572,730	Barclays Bank PLC	06/15/22	(11,587)
EUR	698,594	CHF	718,150	Barclays Bank PLC	06/15/22	(4,638)
EUR	12,464,206	CHF	12,806,723	HSBC Bank PLC	06/15/22	(75,782)
EUR	10,960,000	CHF	11,259,307	JPMorgan Chase Bank N.A.	06/15/22	(64,601)
EUR	15,920,000	CHF	16,376,188	Morgan Stanley & Co. International PLC	06/15/22	(117,104)
EUR	7,850,000	GBP	6,639,765	BNP Paribas S.A.	06/15/22	(9,914)
EUR	16,260,000	USD	18,078,274	Goldman Sachs International	06/15/22	(37,082)
GBP	13,146,364	EUR	15,710,000	Bank of America N.A.	06/15/22	(166,152)
GBP	10,728,609	EUR	12,820,000	Bank of America N.A.	06/15/22	(134,745)
GBP	8,042,174	EUR	9,590,000	Bank of America N.A.	06/15/22	(78,945)
GBP	27,395,061	EUR	32,790,000	Deutsche Bank AG	06/15/22	(404,712)
GBP	7,977,958	EUR	9,490,000	Deutsche Bank AG	06/15/22	(52,323)
GBP	13,640,782	EUR	16,400,000	HSBC Bank PLC	06/15/22	(282,430)
GBP	13,638,224	EUR	16,400,000	JPMorgan Chase Bank N.A.	06/15/22	(285,790)
GBP	978,295	USD	1,291,623	Barclays Bank PLC	06/15/22	(6,853)
GBP	9,070,000	USD	11,950,333	JPMorgan Chase Bank N.A.	06/15/22	(38,928)
GBP	3,291,705	USD	4,347,092	State Street Bank and Trust Co.	06/15/22	(24,178)
HKD	2,185,926	USD	279,616	UBS AG	06/15/22	(245)
USD	2,910,576	AUD	4,020,000	UBS AG	06/15/22	(101,593)
USD	11,342,583	CAD	14,461,000	Bank of New York Mellon	06/15/22	(222,590)
USD	17,997,625	EUR	16,260,000	Bank of America N.A.	06/15/22	(43,567)
USD	11,852,081	EUR	10,830,000	Barclays Bank PLC	06/15/22	(164,285)
USD	12,648,320	EUR	11,480,000	BNP Paribas S.A.	06/15/22	(89,250)
USD	367,744,657	EUR	334,200,000	BNP Paribas S.A.	06/15/22	(3,065,086)
USD	19,564,819	EUR	17,755,000	Deutsche Bank AG	06/15/22	(135,142)
USD	12,608,484	EUR	11,480,000	Goldman Sachs International	06/15/22	(129,086)
USD	10,597,104	EUR	9,600,000	HSBC Bank PLC	06/15/22	(54,522)
USD	24,038,236	EUR	21,990,000	Morgan Stanley & Co. International PLC	06/15/22	(360,645)
USD	2,273,518	EUR	2,058,000	Westpac Banking Corp.	06/15/22	(9,925)
USD	551,799	SGD	750,000	Goldman Sachs International	06/15/22	(1,564)

						(10,145,898)

						$755,439

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
Devon Energy Corp.	6,101	04/14/22	USD	60.00	USD	36,075	$1,180,543
Diamondback Energy, Inc.	535	04/14/22	USD	135.00	USD	7,334	350,425
Discovery, Inc.	500	04/14/22	USD	42.50	USD	1,246	3,750
iShares iBoxx High Yield Corporate Bond ETF	200	04/14/22	USD	83.50	USD	1,646	1,600
Marathon Oil Corp.	2,013	04/14/22	USD	25.00	USD	5,055	214,385
Marathon Oil Corp.	2,014	04/14/22	USD	24.00	USD	5,057	334,324
Marathon Petroleum Corp.	850	04/14/22	USD	87.50	USD	7,267	108,375
Occidental Petroleum Corp.	1,424	04/14/22	USD	60.00	USD	8,080	183,696
Sabre Corp.	300	04/14/22	USD	13.00	USD	343	1,950
Valero Energy Corp.	685	04/14/22	USD	101.00	USD	6,955	222,625
Western Digital Corp.	825	04/14/22	USD	55.00	USD	4,096	15,675
Western Digital Corp.	890	04/14/22	USD	80.00	USD	4,419	9,345
Western Digital Corp.	1,500	04/14/22	USD	65.00	USD	7,447	11,250

86	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Xerox Holdings Corp.	300	04/14/22	USD	30.00	USD	605	$6,000
U.S. Treasury 5-Year Notes Futures	1,864	04/22/22	USD	115.25	USD	213,530	611,625
U.S. Treasury 5-Year Notes Futures	3,723	04/22/22	USD	117.25	USD	426,487	174,516
Diamondback Energy, Inc.	538	05/20/22	USD	150.00	USD	7,375	298,590
Diamondback Energy, Inc.	655	05/20/22	USD	155.00	USD	8,979	271,825
Occidental Petroleum Corp.	1,423	05/20/22	USD	60.00	USD	8,074	515,837
Occidental Petroleum Corp.	1,423	05/20/22	USD	65.00	USD	8,074	309,502
Occidental Petroleum Corp.	1,424	05/20/22	USD	55.00	USD	8,080	829,480
Ovintiv, Inc.	3,207	05/20/22	USD	55.00	USD	17,340	1,314,870
Xerox Holdings Corp.	1,000	05/20/22	USD	23.00	USD	2,017	27,500
Discovery, Inc.	300	06/17/22	USD	45.00	USD	748	4,350
EURO STOXX Banks Index	2,169	06/17/22	EUR	100.00	EUR	9,845	182,959
EURO STOXX Banks Index	2,169	06/17/22	EUR	95.00	EUR	9,845	332,925
Marathon Oil Corp.	2,013	07/15/22	USD	26.00	USD	5,055	483,120
Marathon Oil Corp.	2,014	07/15/22	USD	25.00	USD	5,057	578,018
Xerox Holdings Corp.	150	07/15/22	USD	30.00	USD	303	4,875

							$8,583,935

Put
EURO STOXX 50 Index	1,189	04/14/22	EUR	3,500.00	EUR	46,401	133,506
Invesco Senior Loan ETF	1,000	04/14/22	USD	21.00	USD	2,177	10,000
Invesco Senior Loan ETF	1,500	04/14/22	USD	20.00	USD	3,266	15,000
iShares iBoxx High Yield Corporate Bond ETF	1,500	04/14/22	USD	80.00	USD	12,343	28,500
iShares Russell 2000 Index ETF	200	04/14/22	USD	175.00	USD	4,105	2,200
iShares Russell 2000 Index ETF	250	04/14/22	USD	170.00	USD	5,132	1,750
Pitney Bowes, Inc.	62	04/14/22	USD	5.00	USD	32	620
Sabre Corp.	115	04/14/22	USD	5.00	USD	131	1,093
SPDR S&P 500 ETF Trust	313	04/14/22	USD	440.00	USD	14,136	68,547
SPDR S&P 500 ETF Trust	342	04/14/22	USD	435.00	USD	15,446	51,642
SPDR S&P 500 ETF Trust	2,796	04/14/22	USD	415.00	USD	126,279	130,014
Uber Technologies, Inc.	300	04/14/22	USD	25.00	USD	1,070	750
United States Steel Corp.	650	04/14/22	USD	27.00	USD	2,453	2,925
iShares Russell 2000 Index ETF	200	04/18/22	USD	188.00	USD	4,105	9,900
EURO STOXX 50 Index	902	05/20/22	EUR	3,475.00	EUR	35,201	508,398
U.S. Treasury 10-Year Notes Futures	7,432	05/20/22	USD	119.00	USD	912,278	1,974,125
Avaya Holdings Corp.	325	06/17/22	USD	11.00	USD	412	23,563
PG&E Corp.	350	06/17/22	USD	9.00	USD	418	3,325
SPDR S&P 500 ETF Trust	1,168	06/30/22	USD	380.00	USD	52,752	418,728
Invesco Senior Loan ETF	500	07/15/22	USD	20.00	USD	1,089	16,250
Pitney Bowes, Inc.	252	07/15/22	USD	4.00	USD	131	4,410

							$3,405,246

							$11,989,181

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date		Exercise Price	Barrier Price/Range		Notional Amount (000)		Value
Call
EUR Currency	One-Touch	UBS AG	—	04/11/22	SEK	9.95	SEK	9.95	EUR	1,376	$2,515
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	—	05/19/22	COP	4,100.00	COP	4,100.00	USD	1,076	103,303
USD Currency	One-Touch	Goldman Sachs International	—	06/28/22	JPY	115.00	JPY	115.00	USD	2,670	210,396
EUR Currency	One-Touch	UBS AG	—	09/06/22	CHF	1.10	CHF	1.11	EUR	4,080	192,411

											508,625

Put
USD Currency	One-Touch	Deutsche Bank AG	—	08/03/22	567	113.56	567	113.56	USD	10,000	359,798
USD Currency	One-Touch	Morgan Stanley & Co. International PLC	—	08/05/22	567	115.53	567	113.80	USD	10,000	367,150

											726,948

											$1,235,573

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
USD Currency	Bank of America N.A.	—	04/12/22	ZAR	15.50	USD	15,248	$8,898
EUR Currency	Bank of America N.A.	—	04/13/22	CZK	24.85	EUR	7,648	15,715
CF Industries Holdings, Inc.	Citibank N.A.	171,000	05/20/22	USD	115.00	USD	17,623	735,300
Mosaic Co.	Citibank N.A.	302,000	05/20/22	USD	75.00	USD	20,083	895,430
USD Currency	Bank of America N.A.	—	05/27/22	ZAR	15.00	USD	8,418	134,538
USD Currency	Goldman Sachs International	—	05/27/22	MXN	20.30	USD	12,678	163,311
EUR Currency	Bank of America N.A.	—	08/05/22	USD	1.19	EUR	127,210	215,410
EUR Currency	UBS AG	—	09/05/22	CHF	1.06	EUR	27,180	137,109

								2,305,711

Put
EUR Currency	Bank of America N.A.	—	04/01/22	USD	1.10	EUR	38,534	1,033
EUR Currency	BNP Paribas S.A.	—	04/06/22	USD	1.09	EUR	52,921	20,413
USD Currency	Morgan Stanley & Co. International PLC	—	04/13/22	JPY	119.25	USD	51,383	89,024
EUR Currency	UBS AG	—	04/28/22	SEK	10.50	EUR	7,645	121,097
EUR Currency	Deutsche Bank AG	—	05/06/22	USD	1.12	EUR	15,930	—
USD Currency	Barclays Bank PLC	—	05/06/22	CLP	815.00	USD	17,264	658,586
EUR Currency	Morgan Stanley & Co. International PLC	—	08/29/22	NOK	9.83	EUR	17,810	496,587
EUR Currency	Morgan Stanley & Co. International PLC	—	09/08/22	NOK	9.65	EUR	25,426	455,347
USD Currency	Goldman Sachs International	—	09/13/22	JPY	115.00	USD	33,470	247,312
EUR Currency	HSBC Bank PLC	—	09/30/22	NOK	9.39	EUR	52,410	479,721

								2,569,120

								$4,874,831

OTC Credit Default Swaptions Purchased

Description	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price		Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	Barclays Bank PLC	04/20/22	101.00	USD	13,500	$9,261
Bought Protection on 5-Year Credit Default Swap, 12/20/26	5.00%	Quarterly	CDX.NA.HY.37.V1	Quarterly	Morgan Stanley & Co. International PLC	04/20/22	101.00	USD	15,000	10,290
Bought Protection on 5-Year Credit Default Swap, 06/20/27	5.00%	Quarterly	CDX.NA.HY.38.V1	Quarterly	Credit Suisse International	05/18/22	102.00	USD	10,000	48,315

										$67,866

88	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Description	Rate	Frequency	Rate	Frequency
Put
3-Year Forward/1-Year Interest Rate Swap, 05/06/22	2.02%	Semi-Annual	SOFR, 0.29%	Quarterly	Bank of America N.A.	05/04/22	2.02%	USD	3,800,210	$7,839,506

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value
Call
EURO STOXX Banks Index	2,169	04/14/22	EUR	95.00	EUR	9,845	$(122,972)
Valero Energy Corp.	685	04/14/22	USD	110.00	USD	6,956	(40,758)
U.S. Treasury 5-Year Notes Futures	2,797	04/22/22	USD	116.00	USD	320,409	(393,328)
U.S. Treasury 5-Year Notes Futures	3,723	04/22/22	USD	118.00	USD	426,487	(116,344)

							(673,402)

Put
EURO STOXX 50 Index	1,189	04/14/22	EUR	3,200.00	EUR	46,401	(44,064)
iShares iBoxx High Yield Corporate Bond ETF	1,000	04/14/22	USD	76.00	USD	8,229	(4,000)
iShares Russell 2000 Index ETF	200	04/14/22	USD	150.00	USD	4,105	(500)
SPDR S&P 500 ETF Trust	313	04/14/22	USD	420.00	USD	14,136	(18,311)
SPDR S&P 500 ETF Trust	342	04/14/22	USD	400.00	USD	15,446	(10,089)
SPDR S&P 500 ETF Trust	2,796	04/14/22	USD	410.00	USD	126,279	(107,646)
United States Steel Corp.	650	04/14/22	USD	22.00	USD	2,453	(1,300)
iShares Russell 2000 Index ETF	200	04/18/22	USD	170.00	USD	4,105	(2,000)
U.S. Treasury 10-Year Notes Futures	40	04/22/22	USD	121.50	USD	4,910	(15,625)
U.S. Treasury 10-Year Notes Futures	135	04/22/22	USD	123.00	USD	16,571	(124,453)
EURO STOXX 50 Index	902	05/20/22	EUR	2,900.00	EUR	35,201	(105,771)
SPDR S&P 500 ETF Trust	932	05/20/22	USD	420.00	USD	42,093	(396,566)
U.S. Treasury 5-Year Notes Futures	699	05/20/22	USD	113.00	USD	80,074	(218,437)
SPDR S&P 500 ETF Trust	1,863	06/30/22	USD	355.00	USD	84,141	(401,476)

							(1,450,238)

							$(2,123,640)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price			Notional Amount (000)	Value
Call
USD Currency	Bank of America N.A.	—	04/12/22	ZAR	16.25	USD	21,782	$(1,457)
EUR Currency	UBS AG	—	04/28/22	SEK	10.80	EUR	3,823	(4,621)
USD Currency	Goldman Sachs International	—	04/28/22	TRY	15.00	USD	6,508	(195,462)
EUR Currency	UBS AG	—	05/05/22	CHF	1.05	EUR	27,180	(34,819)
USD Currency	Barclays Bank PLC	—	05/06/22	CLP	855.00	USD	8,632	(21,011)
USD Currency	Bank of America N.A.	—	05/27/22	ZAR	15.70	USD	12,628	(78,534)
USD Currency	Goldman Sachs International	—	05/27/22	MXN	20.70	USD	19,016	(145,057)

								(480,961)

Put
USD Currency	Bank of America N.A.	—	04/08/22	RUB	72.00	USD	6,740	(90,702)
USD Currency	Citibank N.A.	—	04/08/22	RUB	72.00	USD	21,810	(293,504)
USD Currency	Barclays Bank PLC	—	05/06/22	CLP	795.00	USD	17,264	(360,379)
EUR Currency	Morgan Stanley & Co. International PLC	—	09/08/22	NOK	9.20	EUR	25,426	(104,610)
USD Currency	Goldman Sachs International	—	09/13/22	JPY	109.00	USD	33,470	(87,230)

								(936,425)

								$(1,417,386)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	89

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Description	Rate	Frequency	Rate	Frequency
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.HY.37.V1	Quarterly	5.00%	Quarterly	Barclays Bank PLC	04/20/22	N/R	96.00	USD	(13,500)	$(4,177)
Sold Protection on 5-Year Credit Default Swap, 12/20/26	CDX.NA.HY.37.V1	Quarterly	5.00%	Quarterly	Morgan Stanley & Co. International PLC	04/20/22	N/R	96.00	USD	(15,000)	(4,641)

											(8,818)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Call
10-Year Interest Rate Swap, 03/04/33.	1.72%	Semi-Annual	SOFR, 0.29%	Quarterly	Morgan Stanley & Co. International PLC	03/02/23	1.72%	USD	18,795	$(334,633)
10-Year Interest Rate Swap, 03/09/33.	1.69%	Semi-Annual	SOFR, 0.29%	Quarterly	JPMorgan Chase Bank N.A.	03/07/23	1.69%	USD	62,903	(1,077,790)
10-Year Interest Rate Swap, 03/10/33.	1.75%	Semi-Annual	SOFR, 0.29%	Quarterly	Bank of America N.A.	03/08/23	1.75%	USD	9,186	(175,723)
10-Year Interest Rate Swap, 03/10/33.	1.77%	Semi-Annual	SOFR, 0.29%	Quarterly	Goldman Sachs International	03/08/23	1.77%	USD	52,319	(1,018,183)
10-Year Interest Rate Swap, 03/11/33.	1.84%	Semi-Annual	SOFR, 0.29%	Quarterly	Morgan Stanley & Co. International PLC	03/09/23	1.84%	USD	18,868	(413,145)
10-Year Interest Rate Swap, 03/15/33.	1.93%	Semi-Annual	SOFR, 0.29%	Quarterly	Bank of America N.A.	03/13/23	1.93%	USD	18,868	(475,292)
10-Year Interest Rate Swap, 03/25/33.	2.28%	Semi-Annual	SOFR, 0.29%	Quarterly	JPMorgan Chase Bank N.A.	03/23/23	2.28%	USD	29,113	(1,179,875)
10-Year Interest Rate Swap, 03/31/33.	2.28%	Semi-Annual	SOFR, 0.29%	Quarterly	Deutsche Bank AG	03/29/23	2.28%	USD	19,409	(789,611)

										(5,464,252)

90	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

OTC Interest Rate Swaptions Written (continued)

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Rate		Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency
Put
3-Year Forward/1- Year Interest Rate Swap, 05/06/22.	SOFR, 0.29%	Quarterly	2.32%	Semi-Annual	Bank of America N.A.	05/04/22	2.32%	USD	3,800,210	$(3,073,711)
10-Year Interest Rate Swap, 03/04/33.	SOFR, 0.29%	Quarterly	1.72%	Semi-Annual	Morgan Stanley & Co. International PLC	03/02/23	1.72%	USD	18,795	(1,050,517)
10-Year Interest Rate Swap, 03/09/33.	SOFR, 0.29%	Quarterly	1.69%	Semi-Annual	JPMorgan Chase Bank N.A.	03/07/23	1.69%	USD	62,903	(3,640,336)
10-Year Interest Rate Swap, 03/10/33.	SOFR, 0.29%	Quarterly	1.75%	Semi-Annual	Bank of America N.A.	03/08/23	1.75%	USD	9,186	(494,929)
10-Year Interest Rate Swap, 03/10/33.	SOFR, 0.29%	Quarterly	1.77%	Semi-Annual	Goldman Sachs International	03/08/23	1.77%	USD	52,319	(2,785,858)
10-Year Interest Rate Swap, 03/11/33.	SOFR, 0.29%	Quarterly	1.84%	Semi-Annual	Morgan Stanley & Co. International PLC	03/09/23	1.84%	USD	18,868	(926,441)
10-Year Interest Rate Swap, 03/15/33.	SOFR, 0.29%	Quarterly	1.93%	Semi-Annual	Bank of America N.A.	03/13/23	1.93%	USD	18,868	(840,888)
10-Year Interest Rate Swap, 03/25/33.	SOFR, 0.29%	Quarterly	2.28%	Semi-Annual	JPMorgan Chase Bank N.A.	03/23/23	2.28%	USD	29,113	(877,261)
10-Year Interest Rate Swap, 03/31/33.	SOFR, 0.29%	Quarterly	2.28%	Semi-Annual	Deutsche Bank AG	03/29/23	2.28%	USD	19,409	(590,429)
5-Year Interest Rate Swap, 06/17/31.	3-month LIBOR, 0.96%	Quarterly	3.05%	Semi-Annual	Barclays Bank PLC	06/15/26	3.05%	USD	64,391	(1,425,336)
5-Year Interest Rate Swap, 06/17/31.	3-month LIBOR, 0.96%	Quarterly	3.05%	Semi-Annual	Deutsche Bank AG	06/15/26	3.05%	USD	32,195	(712,657)

										(16,418,363)

										$(21,882,615)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	91

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.33.V1	5.00%	Quarterly	12/20/24	USD	35,459	$(2,103,512)	$(1,799,934)	$(303,578)
CDX.NA.HY.37.V1	5.00	Quarterly	12/20/26	USD	9,464	(611,422)	(499,511)	(111,911)
ITRAXX.EUR.37.V1	1.00	Quarterly	06/20/27	EUR	157,510	(2,434,596)	(1,922,312)	(512,284)
ITRAXX.FINSR.37.V1	1.00	Quarterly	06/20/27	EUR	45,177	(496,641)	(378,465)	(118,176)
ITRAXX.FINSUB.37.V1	1.00	Quarterly	06/20/27	EUR	22,587	652,283	736,885	(84,602)
ITRAXX.XO.37.V1	5.00	Quarterly	06/20/27	EUR	74,476	(6,133,129)	(4,984,249)	(1,148,880)

						$(11,127,017)	$(8,847,586)	$(2,279,431)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.XO.36.V1	5.00%	Quarterly	12/20/26	BB-	EUR	4,793	$429,510	$357,320	$72,190

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
4.81%	At Termination	UK RPI All Items Monthly	At Termination	09/15/23	GBP	9,270	$732,343	$—	$732,343
5.20%	At Termination	UK RPI All Items Monthly	At Termination	10/15/23	GBP	13,800	880,544	—	880,544
5.48%	At Termination	UK RPI All Items Monthly	At Termination	11/15/23	GBP	12,560	684,359	—	684,359
UK RPI All Items Monthly	At Termination	4.34%	At Termination	09/15/26	GBP	6,800	(663,382)	—	(663,382)
UK RPI All Items Monthly	At Termination	4.57%	At Termination	10/15/26	GBP	13,800	(1,128,488)	—	(1,128,488)
UK RPI All Items Monthly	At Termination	4.89%	At Termination	11/15/26	GBP	12,560	(698,481)	—	(698,481)
2.85%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	03/15/27	EUR	8,670	202,694	795	201,899
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	3.50%	At Termination	03/31/27	USD	99,259	657,157	—	657,157
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	3.52%	At Termination	03/31/27	USD	99,259	765,415	—	765,415
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	3.53%	At Termination	03/31/27	USD	19,460	153,805	—	153,805
UK RPI All Items Monthly	At Termination	3.42%	At Termination	11/15/30	GBP	13,500	(3,444,327)	—	(3,444,327)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.47%	At Termination	04/26/31	USD	116,930	(12,589,973)	—	(12,589,973)
UK RPI All Items Monthly	At Termination	3.73%	At Termination	05/15/31	GBP	4,386	(950,240)	—	(950,240)

92	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.64%	At Termination	05/21/31	USD	95,310	$(8,448,768)	$—	$(8,448,768)
UK RPI All Items Monthly	At Termination	3.81%	At Termination	07/15/31	GBP	12,590	(2,412,141)	—	(2,412,141)
UK RPI All Items Monthly	At Termination	3.85%	At Termination	07/15/31	GBP	12,590	(2,322,568)	—	(2,322,568)
UK RPI All Items Monthly	At Termination	3.91%	At Termination	09/15/31	GBP	13,880	(2,193,371)	—	(2,193,371)
UK RPI All Items Monthly	At Termination	4.07%	At Termination	09/15/31	GBP	7,285	(968,235)	—	(968,235)
UK RPI All Items Monthly	At Termination	4.13%	At Termination	09/15/31	GBP	3,970	(489,180)	—	(489,180)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.65%	At Termination	10/08/31	USD	21,878	(1,386,499)	—	(1,386,499)
UK RPI All Items Monthly	At Termination	4.25%	At Termination	10/15/31	GBP	3,970	(404,981)	—	(404,981)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.89%	At Termination	10/29/31	USD	48,380	(1,806,921)	—	(1,806,921)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.88%	At Termination	11/01/31	USD	48,373	(1,859,108)	—	(1,859,108)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.76%	At Termination	11/05/31	USD	50,758	(2,557,320)	—	(2,557,320)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.77%	At Termination	11/05/31	USD	50,758	(2,544,086)	—	(2,544,086)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.80%	At Termination	11/08/31	USD	21,207	(988,157)	—	(988,157)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.83%	At Termination	11/10/31	USD	29,551	(1,298,366)	—	(1,298,366)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.89%	At Termination	11/15/31	USD	25,379	(923,142)	—	(923,142)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.93%	At Termination	11/15/31	USD	25,379	(836,019)	—	(836,019)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	2.89%	At Termination	02/28/32	USD	51,365	(912,794)	—	(912,794)
U.S. CPI Urban Consumers NAS (CPURNSA)	At Termination	3.06%	At Termination	04/04/32	USD	38,327	223,702	—	223,702

							$(47,526,528)	$795	$(47,527,323)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day Overnight Fed Funds Rate, 0.33%	At Termination	1.18%	At Termination	07/27/22(a)	09/21/22	USD	7,292,490	$(3,802,457)	$—	$(3,802,457)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	93

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day Overnight Fed Funds Rate, 0.33%	At Termination	1.20%	At Termination	07/27/22(a)	09/21/22	USD	7,032,050	$(4,039,286)	$—	$(4,039,286)
1-day Overnight Fed Funds Rate, 0.33%	At Termination	1.24%	At Termination	07/27/22(a)	09/21/22	USD	2,223,941	(1,132,855)	—	(1,132,855)
1-day ESTR, (0.59)%	At Termination	(0.43)%	At Termination	10/17/22(a)	10/17/23	EUR	192,710	(1,850,743)	—	(1,850,743)
1-day ESTR, (0.59)%	At Termination	(0.38)%	At Termination	10/20/22(a)	10/20/23	EUR	208,910	(1,894,306)	—	(1,894,306)
1-day ESTR, (0.59)%	At Termination	(0.28)%	At Termination	01/09/23(a)	01/09/24	EUR	84,000	(917,187)	—	(917,187)
SOFR, 0.29%	Annual	2.14%	Annual	N/A	03/24/24	USD	314,604	(484,599)	—	(484,599)
1.41%	Annual	SOFR, 0.29%	Annual	07/06/22(a)	03/31/24	USD	85,063	1,552,900	—	1,552,900
0.55%	Annual	1-day ESTR, (0.59)%	Annual	03/21/23(a)	03/21/25	EUR	158,210	1,444,970	(86,542)	1,531,512
0.64%	Annual	1-day ESTR, (0.59)%	Annual	03/23/23(a)	03/23/25	EUR	80,250	582,538	—	582,538
0.70%	Annual	1-day ESTR, (0.59)%	Annual	03/24/23(a)	03/24/25	EUR	80,240	470,719	—	470,719
0.74%	Annual	1-day ESTR, (0.59)%	Annual	03/27/23(a)	03/27/25	EUR	160,180	843,095	—	843,095
2.91%	Semi-Annual	3-month LIBOR, 0.96%	Quarterly	N/A	08/23/26	USD	3,692	(67,018)	(46)	(66,972)
6-month EURIBOR, (0.37)%	Semi-Annual	0.46%	Annual	N/A	10/09/26	EUR	42,118	(994,638)	—	(994,638)
1-day ESTR, (0.59)%	At Termination	0.85%	At Termination	03/20/26(a)	03/20/27	EUR	320,220	(267,227)	169,972	(437,199)
1-day ESTR, (0.59)%	At Termination	0.87%	At Termination	03/25/26(a)	03/25/27	EUR	326,080	(1,443,842)	—	(1,443,842)
1-day ESTR, (0.59)%	At Termination	1.00%	At Termination	03/30/26(a)	03/30/27	EUR	334,840	293,919	—	293,919
2.93%	Semi-Annual	3-month LIBOR, 0.96%	Quarterly	N/A	08/24/28	USD	8,170	(253,186)	128	(253,314)
3.16%	Semi-Annual	3-month LIBOR, 0.96%	Quarterly	N/A	10/03/28	USD	4,519	(259,266)	71	(259,337)
6-month EURIBOR, (0.37)%	Semi-Annual	0.65%	Annual	06/10/22(a)	02/15/31	EUR	14,279	(706,320)	—	(706,320)
6-month EURIBOR, (0.37)%	Semi-Annual	0.70%	Annual	06/10/22(a)	02/15/31	EUR	22,846	(1,012,046)	—	(1,012,046)
6-month EURIBOR, (0.37)%	Semi-Annual	0.71%	Annual	06/10/22(a)	02/15/31	EUR	11,085	(489,326)	(92,334)	(396,992)
6-month EURIBOR, (0.37)%	Semi-Annual	0.77%	Annual	N/A	02/15/31	EUR	21,710	(755,317)	—	(755,317)
6-month EURIBOR, (0.37)%	Semi-Annual	0.79%	Annual	N/A	02/15/31	EUR	45,952	(1,529,936)	—	(1,529,936)
6-month EURIBOR, (0.37)%	Semi-Annual	0.81%	Annual	06/10/22(a)	02/15/31	EUR	7,167	(245,773)	—	(245,773)
6-month EURIBOR, (0.37)%	Semi-Annual	0.82%	Annual	N/A	02/15/31	EUR	65,532	(1,925,064)	—	(1,925,064)
6-month EURIBOR, (0.37)%	Semi-Annual	0.82%	Annual	N/A	02/15/31	EUR	21,710	(652,950)	—	(652,950)

94	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency
6-month EURIBOR, (0.37)%	Semi-Annual	0.82%	Annual	06/10/22	(a)	02/15/31	EUR	2,415	$(81,886)	$—	$ (81,886)
6-month EURIBOR, (0.37)%	Semi-Annual	0.83%	Annual	N/A		02/15/31	EUR	40,954	(1,189,821)	—	(1,189,821)
6-month EURIBOR, (0.37)%	Semi-Annual	0.84%	Annual	N/A		02/15/31	EUR	19,635	(548,670)	—	(548,670)
6-month EURIBOR, (0.37)%	Semi-Annual	1.21%	Annual	06/10/22	(a)	02/15/31	EUR	14,333	43,659	—	43,659
2.14%	Semi-Annual	3-month LIBOR, 0.96%	Quarterly	06/15/26	(a)	06/15/31	USD	64,391	243,871	—	243,871
2.14%	Semi-Annual	3-month LIBOR, 0.96%	Quarterly	06/15/26	(a)	06/15/31	USD	32,196	130,250	(10,768)	141,018
6-month EURIBOR, (0.37)%	Semi-Annual	0.22%	Annual	N/A		10/19/31	EUR	13,270	(1,231,641)	(2,973)	(1,228,668)
SOFR, 0.29%	Annual	1.58%	Annual	06/30/22	(a)	11/15/31	USD	22,218	(1,084,239)	—	(1,084,239)
28-day MXIBTIIE, 6.72%	Monthly	7.60%	Monthly	N/A		01/01/32	MXN	240,047	(465,606)	—	(465,606)
28-day MXIBTIIE, 6.72%	Monthly	7.57%	Monthly	N/A		01/12/32	MXN	273,363	(817,775)	—	(817,775)
28-day MXIBTIIE, 6.72%	Monthly	7.53%	Monthly	N/A		01/23/32	MXN	161,745	(354,058)	—	(354,058)
1.61%	Annual	SOFR, 0.29%	Annual	N/A		03/09/32	USD	7,538	334,812	—	334,812
1.67%	Annual	SOFR, 0.29%	Annual	N/A		03/10/32	USD	13,226	516,475	—	516,475
1.97%	Annual	SOFR, 0.29%	Annual	N/A		03/16/32	USD	9,024	109,734	—	109,734
28-day MXIBTIIE, 6.72%	Monthly	8.29%	Monthly	N/A		03/17/32	MXN	144,799	63,379	—	63,379
2.01%	Annual	SOFR, 0.29%	Annual	N/A		03/18/32	USD	7,480	68,026	—	68,026
2.14%	Annual	SOFR, 0.29%	Annual	N/A		03/23/32	USD	14,948	(33,286)	—	(33,286)
2.15%	Annual	SOFR, 0.29%	Annual	N/A		03/23/32	USD	8,888	(36,241)	—	(36,241)
3-month Canadian Bankers Acceptances, 1.26%	Semi-Annual	2.86%	Semi-Annual	N/A		03/23/32	CAD	2,770	(5,687)	—	(5,687)
2.18%	Annual	SOFR, 0.29%	Annual	N/A		03/24/32	USD	54,196	(340,583)	—	(340,583)
2.20%	Annual	SOFR, 0.29%	Annual	N/A		03/25/32	USD	1,900	(15,103)	—	(15,103)
2.29%	Annual	SOFR, 0.29%	Annual	N/A		03/29/32	USD	10,608	(173,138)	—	(173,138)
0.70%	Annual	1-day SONIA, 0.69%	Annual	N/A		11/08/51	GBP	2,477	562,243	452	561,791
1-day SONIA, 0.69%	Annual	0.70%	Annual	N/A		11/08/51	GBP	2,477	(562,243)	(107,122)	(455,121)
3-month Canadian Bankers Acceptances, 1.26%	Semi-Annual	2.97%	Semi-Annual	N/A		03/22/52	CAD	2,660	39,481	—	39,481
3-month Canadian Bankers Acceptances, 1.26%	Semi-Annual	3.01%	Semi-Annual	N/A		03/23/52	CAD	2,660	58,912	—	58,912
2.15%	Annual	SOFR, 0.29%	Annual	N/A		03/24/52	USD	1,900	(66,897)	—	(66,897)
2.16%	Annual	SOFR, 0.29%	Annual	N/A		03/25/52	USD	1,900	(71,482)	—	(71,482)
2.16%	Annual	SOFR, 0.29%	Annual	N/A		03/25/52	USD	950	(36,805)	—	(36,805)

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	95

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3-month Canadian Bankers Acceptances, 1.26%	Semi-Annual	3.03%	Semi-Annual	03/29/22	(a)	03/29/52	CAD	1,385	$34,653	$—	$34,653
0.45%	Annual	6-month EURIBOR, (0.37)%	Semi-Annual	04/01/42	(a)	04/01/52	EUR	8,003	55,413	(844)	56,257

									$(24,389,454)	$(130,006)	$(24,259,448)

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	$(78,557)	$38,468	$ (117,025)
KB Home	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(148,542)	(61,837)	(86,705)
Realogy Group LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	(62,125)	(3,614)	(58,511)
RR Donnelley & Sons Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	(71,920)	18,697	(90,617)
Staples, Inc.	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/23	USD	1,000	46,269	23,969	22,300
Beazer Homes U.S.A., Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,199	(65,516)	(35,595)	(29,921)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,000	(54,642)	(26,213)	(28,429)
Beazer Homes U.S.A., Inc.	5.00	Quarterly	BNP Paribas S.A.	06/20/24	USD	1,103	(60,270)	(31,200)	(29,070)
Tenet Healthcare Corp.	5.00	Quarterly	Barclays Bank PLC	06/20/24	USD	1,000	(77,922)	(5,231)	(72,691)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(92,797)	(18,856)	(73,941)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,150	(90,823)	(18,455)	(72,368)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,175	(92,798)	(18,873)	(73,925)
Tenet Healthcare Corp.	5.00	Quarterly	Goldman Sachs International	06/20/24	USD	1,223	(95,299)	(7,739)	(87,560)
Tenet Healthcare Corp.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/24	USD	500	(39,488)	(3,063)	(36,425)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	750	(67,268)	34,554	(101,822)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	1,680	(147,987)	76,690	(224,677)
Boeing Co.	1.00	Quarterly	BNP Paribas S.A.	12/20/24	USD	2,250	7,156	(24,447)	31,603
Boeing Co.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/24	USD	5,950	18,925	(38,268)	57,193
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,216	18,582	44,154	(25,572)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	18,577	44,141	(25,564)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,220	18,605	44,209	(25,604)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	3,215	18,577	43,301	(24,724)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	4,500	26,002	60,607	(34,605)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	1,948	11,256	26,236	(14,980)
Occidental Petroleum Corp.	1.00	Quarterly	Barclays Bank PLC	12/20/24	USD	5,080	(19,211)	1,450,675	(1,469,886)
Avis Budget Group, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/25	USD	2,540	(242,731)	203,200	(445,931)
Southwest Airlines Co.	1.00	Quarterly	Goldman Sachs International	12/20/26	USD	5,000	27,415	(4,474)	31,889
Abbot Laboratories	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	USD	7,786	(225,201)	(189,314)	(35,887)
Federative Republic of Brazil	1.00	Quarterly	Barclays Bank PLC	06/20/27	USD	46,041	2,317,069	2,805,011	(487,942)
Republic of Chile	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	5,147	(77,360)	(29,815)	(47,545)
Republic of Colombia	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	38,102	1,654,040	2,120,395	(466,355)
Republic of Indonesia	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	31,972	(255,791)	391,377	(647,168)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	5,680	288,222	352,017	(63,795)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	19,986	1,014,077	1,238,534	(224,457)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	5,100	258,748	316,020	(57,272)
Republic of the Philippines	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	11,217	(118,726)	60,705	(179,431)
United Mexican States	1.00	Quarterly	Goldman Sachs International	06/20/27	USD	5,970	692	(12,854)	13,546

96	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Goldman Sachs International	06/20/27	USD	4,770	$552	$(6,844)	$7,396
United Mexican States	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	USD	60,284	6,987	382,046	(375,059)
CMBX.NA.9.AAA	0.50	Monthly	Credit Suisse International	09/17/58	USD	4,534	(27,050)	49,272	(76,322)
CMBX.NA.9.AAA	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	3,615	(21,569)	39,856	(61,425)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	2,526	(15,074)	27,458	(42,532)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	3,046	(18,173)	33,101	(51,274)
CMBX.NA.9.AAA	0.50	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	5,562	(33,188)	66,328	(99,516)
CMBX.NA.9.BBB-	3.00	Monthly	Citigroup Global Markets, Inc.	09/17/58	USD	2,080	211,138	67,922	143,216
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	USD	3,544	359,746	272,728	87,018
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	20,708	10,907	9,801
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	1,348	(1,203)	240	(1,443)
CMBX.NA.6.AAA	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	3,277	(2,925)	(976)	(1,949)
CMBX.NA.6.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	05/11/63	USD	813	197,953	73,257	124,696
CMBX.NA.13.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	USD	1,346	127,581	74,412	53,169
CMBX.NA.13.BBB-	3.00	Monthly	Goldman Sachs International	12/16/72	USD	1,346	127,581	72,109	55,472

							$4,492,302	$10,024,928	$(5,532,626)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Yum! Brands, Inc.	1.00%	Quarterly	BNP Paribas S.A.	12/20/25	BB	USD	2,000		$(10,134)	$(10,701)	$ 567
Yum! Brands, Inc.	1.00	Quarterly	BNP Paribas S.A.	12/20/25	BB	USD	2,000		(10,133)	(14,221)	4,088
Advanced Micro Devices, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	A-	USD	4,000		733,406	697,780	35,626
HCA, Inc.	5.00	Quarterly	Citibank N.A.	06/20/26	BB-	USD	5,000		795,402	754,913	40,489
NRG Energy, Inc.	5.00	Quarterly	Barclays Bank PLC	06/20/26	N/R	USD	2,000		201,307	240,289	(38,982)
NRG Energy, Inc.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	USD	2,000		201,306	249,956	(48,650)
T-Mobile U.S.A., Inc.	5.00	Quarterly	Citibank N.A.	06/20/26	BB+	USD	4,000		628,389	636,077	(7,688)
Yum! Brands, Inc.	1.00	Quarterly	BNP Paribas S.A.	06/20/27	BB	USD	1,150		(29,960)	(30,280)	320
			Morgan Stanley & Co.
CMBX.NA.7.AAA	0.50	Monthly	International PLC	01/17/47	AAA	USD	4,892		18,468	(131,461)	149,929
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	N/R	USD	—	(c)	—	(9)	9
CMBX.NA.3.AM	0.50	Monthly	Goldman Sachs International	12/13/49	N/R	USD	—	(c)	—	(24)	24
CMBX.NA.3.AM	0.50	Monthly	JPMorgan Chase Bank N.A.	12/13/49	N/R	USD	1		—	(48)	48
CMBX.NA.9.A	2.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	2,692		(16,804)	(6,480)	(10,324)
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	906		(91,967)	(100,163)	8,196
CMBX.NA.9.BBB-	3.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	1,310		(132,976)	(141,047)	8,071
CMBX.NA.9.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	09/17/58	N/R	USD	800		(81,207)	(174,300)	93,093
CMBX.NA.9.BBB-	3.00	Monthly	JPMorgan Chase Bank N.A.	09/17/58	N/R	USD	438		(44,460)	(35,720)	(8,740)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,000		(101,508)	(254,480)	152,972
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,060		(107,599)	(49,493)	(58,106)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	231		(23,449)	(12,967)	(10,482)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	1,200		(121,810)	(1,438)	(120,372)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340		(27,901)	(134,209)	106,308
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670		(13,950)	(68,232)	54,282

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	97

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	$(6,650)	$(4,771)	$(1,879)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	B	USD	813	(197,954)	(59,324)	(138,630)

								$1,559,816	$1,349,647	$210,169

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
(c)	Notional amount is less than USD 500.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency	Counterparty
1.42%	At Termination	1-day CLICP, 19,431.57	At Termination	Bank of America N.A.	04/01/23	CLP	19,436,176	$1,548,815	$ —	$ 1,548,815
1-day CLICP, 19,431.57	At Termination	1.65%	At Termination	Bank of America N.A.	05/28/23	CLP	19,436,176	(1,703,258)	—	(1,703,258)
1-day BZDIOVER, 0.04%	At Termination	11.47%	At Termination	Goldman Sachs International	01/02/24	BRL	75,304	(109,621)	—	(109,621)

								$(264,064)	$ —	$ (264,064)

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Reference	Frequency	Rate	Frequency	Counterparty
Universal Health Services, Inc.	Quarterly	SOFR minus 0.08%, 0.05%	Quarterly	BNP Paribas S.A.	06/10/22	USD	2,469	$93,735	$ —	$ 93,735
Universal Health Services, Inc.	Quarterly	SOFR minus 0.07%, 0.29%	Quarterly	BNP Paribas S.A.	08/10/22	USD	2,245	(176,821)	—	(176,821)
		Goldman Sachs U.S. Series 4 Excess Return
0.00%	Quarterly	Strategy	Quarterly	Goldman Sachs International	08/19/22	USD	4,913	19,923	—	19,923
Sherwin Williams	Quarterly	SOFR minus 0.08%, 0.29%	Quarterly	BNP Paribas S.A.	09/02/22	USD	2,116	73,969	—	73,969
PPG Industries, Inc.	Quarterly	SOFR minus 0.08%, 0.29%	Quarterly	BNP Paribas S.A.	09/02/22	USD	2,222	(57,584)	—	(57,584)
Sherwin Williams	Quarterly	SOFR minus 0.10%, 0.29%	Quarterly	BNP Paribas S.A.	09/02/22	USD	2,319	(120,857)	—	(120,857)
PPG Industries, Inc.	Quarterly	SOFR minus 0.12%, 0.29%	Quarterly	BNP Paribas S.A.	09/02/22	USD	2,337	(202,169)	—	(202,169)
iShares Broad USD High Yield Corporate Bond ETF	Quarterly	SOFR minus 0.40%, 0.29%	Quarterly	Citibank N.A.	09/07/22	USD	3,149	(14,180)	—	(14,180)
iShares Broad USD High Yield Corporate Bond ETF	Quarterly	SOFR minus 0.75%, 0.29%	Quarterly	Citibank N.A.	09/09/22	USD	31,404	(336,444)	—	(336,444)
Treehouse Foods, Inc.	Quarterly	SOFR minus 0.25%, 0.29%	Quarterly	Citibank N.A.	09/09/22	USD	252	4,446	—	4,446
Treehouse Foods, Inc.	Quarterly	SOFR minus 0.25%, 0.29%	Quarterly	Citibank N.A.	09/09/22	USD	41	1,526	—	1,526
Treehouse Foods, Inc.	Quarterly	SOFR minus 0.25%, 0.29%	Quarterly	Citibank N.A.	09/09/22	USD	773	13,363	—	13,363

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Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

OTC Total Return Swaps (continued)

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Reference	Frequency	Rate	Frequency	Counterparty
Treehouse Foods, Inc.	Quarterly	SOFR minus 0.25%, 0.29%	Quarterly	Citibank N.A.	09/09/22	USD	581	$11,940	$—	$11,940
Treehouse Foods, Inc.	Quarterly	SOFR minus 0.25%, 0.29%	Quarterly	Citibank N.A.	09/09/22	USD	161	4,428	—	4,428
Treehouse Foods, Inc.	Quarterly	SOFR minus 0.25%, 0.29%	Quarterly	Citibank N.A.	09/09/22	USD	301	8,316	—	8,316
0.00%	Quarterly	Goldman Sachs Systematic Skew U.S. Series 10 Excess Return Strategy	Quarterly	Goldman Sachs International	12/07/22	USD	4,331	52,630	—	52,630

								$(623,779)	$—	$(623,779)

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written

	Swaps Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$1,265,623	$(9,885,100)	$11,918,165	$(85,912,177)	$—
OTC Swaps	13,141,611	(1,767,036)	3,124,412	(9,334,712)	—
Options Written	N/A	N/A	5,985,400	(6,372,584)	(25,432,459)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$140,368	$—	$49,061,751	$—	$49,202,119
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	10,901,337	—	—	10,901,337
Options purchased
Investments at value — unaffiliated(b)	—	67,866	10,859,645	4,479,674	10,599,772	—	26,006,957
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	—	72,190	—	—	7,546,751	4,299,224	11,918,165
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	14,432,932	284,276	—	1,548,815	—	16,266,023

	$—	$14,572,988	$11,284,289	$15,381,011	$68,757,089	$4,299,224	$114,294,601

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	99

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,954,050	$—	$98,211,184	$—	$101,165,234
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	10,145,898	—	—	10,145,898
Options written
Options written at value	—	8,818	1,255,453	1,417,386	22,750,802	—	25,432,459
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	2,279,431	—	—	31,806,199	51,826,547	85,912,177
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	8,380,814	908,055	—	1,812,879	—	11,101,748

	$—	$10,669,063	$5,117,558	$11,563,284	$154,581,064	$51,826,547	$233,757,516

(a)

Net cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

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Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

For the period ended March 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$ —	$—	$12,463,129	$—	$(104,942,524)	$—	$(92,479,395)
Forward foreign currency exchange contracts	—	—	—	32,459,881	—	—	32,459,881
Options purchased(a)	—	—	11,746,180	(21,455,163)	28,271,936	—	18,562,953
Options written	—	5,094,030	6,215,849	19,391,959	(41,964,489)	—	(11,262,651)
Swaps	—	7,666,027	(786,362)	—	8,949,209	(26,762,884)	(10,934,010)

	$ —	$12,760,057	$29,638,796	$30,396,677	$ (109,685,868)	$(26,762,884)	$(63,653,222)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$ —	$—	$(3,077,395)	$—	$(30,567,534)	$—	$(33,644,929)
Forward foreign currency exchange contracts	—	—	—	(10,024,707)	—	—	(10,024,707)
Options purchased(b)	—	(183,088)	(5,232,782)	(4,435,057)	15,125,640	—	5,274,713
Options written	—	40,218	2,023,812	(355,479)	(2,603,339)	—	(894,788)
Swaps	—	(6,745,542)	(508,364)	—	(27,097,331)	(26,632,356)	(60,983,593)

	$ —	$(6,888,412)	$(6,794,729)	$(14,815,243)	$(45,142,564)	$ (26,632,356)	$ (100,273,304)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$8,925,250,715
Average notional value of contracts — short	$2,321,229,426
Forward foreign currency exchange contracts
Average amounts purchased — in USD	$1,006,685,299
Average amounts sold — in USD	$601,303,792
Options
Average value of option contracts purchased	$16,555,651
Average value of option contracts written	$5,621,273
Average notional value of swaption contracts purchased	$2,084,455,000
Average notional value of swaption contracts written	$3,019,252,000
Credit default swaps
Average notional value — buy protection	$589,562,862
Average notional value — sell protection	$56,834,995
Total return swaps
Average notional amount	$35,475,517
Interest rate swaps
Average notional value — pays fixed rate	$9,755,843,829
Average notional value — received fixed rate	$1,392,218,467
Inflation swaps
Average notional amount — pays	$829,741,291
Average notional amount — receives	$53,461,762

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	101

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Derivative Financial Instruments – Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments
Futures contracts	$16,203,787		$12,847,670
Forward foreign currency exchange contracts	10,901,337		10,145,898
Options	26,006,957	(a)	25,432,459
Swaps — centrally cleared	7,262,788		—
Swaps — OTC(b)	16,266,023		11,101,748

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$76,640,892		$59,527,775

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(35,455,756)		(14,971,310)

Total derivative assets and liabilities subject to an MNA	$41,185,136		$44,556,465

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities.

The following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$10,422,497	$(7,527,517)	$(2,894,980)	$—	$—
Bank of New York Mellon	375,255	(222,590)	—	—	152,665
Barclays Bank PLC	5,820,659	(4,877,235)	(943,424)	—	—
BNP Paribas S.A.	737,047	(737,047)	—	—	—
Citibank N.A.	4,434,717	(2,276,406)	—	(356,915)	1,801,396
Citigroup Global Markets, Inc.	211,138	—	—	(211,138)	—
Credit Suisse International	97,596	(97,596)	—	—	—
Deutsche Bank AG	2,248,673	(2,248,673)	—	—	—
Goldman Sachs International	6,442,802	(6,442,802)	—	—	—
HSBC Bank PLC	1,263,743	(901,703)	—	—	362,040
J.P. Morgan Securities LLC	291,046	(180,950)	—	—	110,096
JPMorgan Chase Bank N.A.	2,940,942	(2,940,942)	—	—	—
Morgan Stanley & Co. International PLC	4,621,660	(4,621,660)	—	—	—
Royal Bank of Canada	136,105	(82,718)	—	—	53,387
State Street Bank and Trust Co.	114,308	(24,178)	—	—	90,130
UBS AG	1,026,948	(541,044)	—	(485,904)	—

	$41,185,136	$(33,723,061)	$(3,838,404)	$(1,053,957)	$2,569,714

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(e)	Cash Collateral Pledged(e)	Net Amount of Derivative Liabilities(d)(f)
Bank of America N.A.	$7,527,517	$ (7,527,517)	$—	$—	$—
Bank of New York Mellon	222,590	(222,590)	—	—	—
Barclays Bank PLC	4,877,235	(4,877,235)	—	—	—
BNP Paribas S.A.	4,140,346	(737,047)	(973,726)	—	2,429,573
Citibank N.A.	2,276,406	(2,276,406)	—	—	—
Credit Suisse International	274,285	(97,596)	—	(176,689)	—
Deutsche Bank AG	3,190,863	(2,248,673)	—	(770,000)	172,190
Goldman Sachs International	6,775,062	(6,442,802)	(332,260)	—	—
HSBC Bank PLC	901,703	(901,703)	—	—	—
J.P. Morgan Securities LLC	180,950	(180,950)	—	—	—
JPMorgan Chase Bank N.A.	8,606,236	(2,940,942)	—	(5,350,000)	315,294
Morgan Stanley & Co. International PLC	4,925,407	(4,621,660)	—	—	303,747
Royal Bank of Canada	82,718	(82,718)	—	—	—
State Street Bank and Trust Co.	24,178	(24,178)	—	—	—

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Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non- Cash Collateral Pledged(e)	Cash Collateral Pledged(e)	Net Amount of Derivative Liabilities(d)(f)
UBS AG	$541,044	$(541,044)	$—	$—	$—
Westpac Banking Corp.	9,925	—	—	—	9,925

	$44,556,465	$(33,723,061)	$(1,305,986)	$(6,296,689)	$3,230,729

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
(f)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,617,435,634	$79,472,185	$2,696,907,819
Common Stocks
Aerospace & Defense	2,866,291	2,335,416	—	5,201,707
Chemicals	10,219,519	—	—	10,219,519
Diversified Financial Services	16,714,256	—	1,046,542	17,760,798
Diversified Telecommunication Services	5,757,380	—	—	5,757,380
Energy Equipment & Services	—	—	—	0
Entertainment	5,232,906	3,207,902	—	8,440,808
Equity Real Estate Investment Trusts (REITs)	19,774,942	3,115,340	—	22,890,282
Health Care Providers & Services	4,708,963	6,079,317	—	10,788,280
Hotels, Restaurants & Leisure	2,253,342	—	—	2,253,342
Household Durables	4,560,817	—	—	4,560,817
Independent Power and Renewable Electricity Producers	—	2,736,469	—	2,736,469
Interactive Media & Services	2,822,298	—	—	2,822,298
Internet & Direct Marketing Retail	7,977,098	—	—	7,977,098
Machinery	1,677,768	18,514,551	—	20,192,319
Media	880,539	—	—	880,539
Metals & Mining	62,947	—	—	62,947
Oil, Gas & Consumable Fuels	33,619,181	—	—	33,619,181
Professional Services	—	2,377,440	—	2,377,440
Real Estate Management & Development	8,352,693	2,965,471	—	11,318,164
Software	3,780,210	1,758,595	—	5,538,805
Technology Hardware, Storage & Peripherals	2,365,078	—	—	2,365,078
Corporate Bonds	—	6,834,308,839	51,330,081	6,885,638,920
Floating Rate Loan Interests	—	546,175,274	252,243,306	798,418,580
Foreign Agency Obligations	—	178,244,448	—	178,244,448
Foreign Government Obligations	—	405,268,859	—	405,268,859
Investment Companies	33,482,608	—	—	33,482,608
Municipal Bonds	—	132,046,938	—	132,046,938
Non-Agency Mortgage-Backed Securities	—	1,401,259,139	120,408,209	1,521,667,348
Preferred Securities	—	114,373,424	14,991,665	129,365,089
Rights	—	—	42,912	42,912
U.S. Government Sponsored Agency Securities	—	11,447,826,321	4,909,427	11,452,735,748
U.S. Treasury Obligations	—	1,996,408,946	—	1,996,408,946
Warrants
Auto Components	57,988	—	—	57,988

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	103

Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Warrants (continued)
Automobiles	$798,596	$296,455	$—	$1,095,051
Capital Markets	156,357	—	—	156,357
Diversified Financial Services	195,459	65,698	102,912	364,069
Electrical Equipment	115,805	—	—	115,805
Equity Real Estate Investment Trusts (REITs)	—	—	50,622	50,622
Independent Power and Renewable Electricity Producers	92,928	—	—	92,928
Interactive Media & Services	477,947	—	—	477,947
Machinery	283,523	—	—	283,523
Oil, Gas & Consumable Fuels	181,340	—	—	181,340
Real Estate Management & Development	152,425	—	—	152,425
Software	109,785	—	—	109,785
Short-Term Securities
Money Market Funds	2,840,558,970	—	—	2,840,558,970
Options Purchased
Credit Contracts	—	67,866	—	67,866
Equity Contracts	9,228,915	1,630,730	—	10,859,645
Foreign Currency Exchange Contracts	—	4,479,674	—	4,479,674
Interest Rate Contracts	2,760,266	7,839,506	—	10,599,772
Unfunded Floating Rate Loan Interests (a)	—	—	5,766	5,766
Liabilities
TBA Sale Commitments	—	(4,212,255,081)	—	(4,212,255,081)
Unfunded Floating Rate Loan Interests (a)	—	(93,566)	(45,721)	(139,287)

	$3,022,279,140	$21,518,469,605	$524,557,906	25,065,306,651

Investments valued at NAV(b)				10,463,404

				$25,075,770,055

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$1,363,511	$—	$1,363,511
Equity Contracts	140,368	284,276	—	424,644
Foreign Currency Exchange Contracts	—	10,901,337	—	10,901,337
Interest Rate Contracts	49,061,751	9,095,566	—	58,157,317
Other Contracts	—	4,299,224	—	4,299,224
Liabilities
Credit Contracts	—	(8,902,027)	—	(8,902,027)
Equity Contracts	(3,789,078)	(1,328,480)	—	(5,117,558)
Foreign Currency Exchange Contracts	—	(11,563,284)	—	(11,563,284)
Interest Rate Contracts	(99,079,371)	(55,501,693)	—	(154,581,064)
Other Contracts	—	(51,826,547)	—	(51,826,547)

	$(53,666,330)	$(103,178,117)	$—	$(156,844,447)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

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Schedule of Investments (unaudited) (continued) March 31, 2022	Master Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Securities
Assets
Opening Balance, as of September 30, 2021	$92,177,417	$962,397	$42,593,155	$202,765,544	$83,897,836	$—
Transfers into Level 3	—	—	—	40,952,143	11,654,649	14,972,760
Transfers out of Level 3	(30,641,727)	—	—	(24,703,714)	(14,624,742)	—
Other(a)	—	(112,736)	112,736	—	—	—
Accrued discounts/premiums	114,790	—	57,947	142,041	112,334	—
Net realized gain (loss)	4,775	(2,515,338)	261,342	2,194,361	(16,654)	—
Net change in unrealized appreciation (depreciation)(b)(c)	(2,359,340)	2,793,126	(2,280,088)	(3,888,767)	(2,354,151)	18,905
Purchases	29,009,552	220	15,394,244	101,276,591	42,148,842	—
Sales	(8,833,282)	(81,127)	(4,809,255)	(66,494,893)	(409,905)	—

Closing Balance, as of March 31, 2022	$79,472,185	$1,046,542	$51,330,081	$252,243,306	$120,408,209	$14,991,665

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(c)	$(2,370,702)	$196,662	$(358,138)	$(1,949,201)	$(2,354,151)	$18,905

	Rights	U.S. Government Sponsored Agency Securities	Warrants	Unfunded Floating Rate Loan Interests	Unfunded SPAC PIPE Commitments	Total
Assets
Opening Balance, as of September 30, 2021	$102,989	$—	$344,768	$1,951	$3,032,416	$425,878,473
Transfers into Level 3	—	(2,335,086)	—	—	—	69,914,638
Transfers out of Level 3	—	—	(81,765)	—	—	(70,051,948)
Other(a)	—	—	—	—	—	—
Accrued discounts/premiums	—	(126,678)	—	—	—	300,434
Net realized gain (loss)	—	—	—	—	—	(71,514)
Net change in unrealized appreciation (depreciation)(b)(c)	(60,077)	296,168	(219,337)	3,815	(3,032,416)	(11,082,162)
Purchases	—	2,404,851	109,868	—	—	190,344,168
Sales	—	—	—	—	—	(80,628,462)

Closing Balance, as of March 31, 2022	$42,912	$4,909,427	$153,534	$5,766	$—	$524,603,627

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(c)	$(60,077)	$296,168	$(219,337)	$5,766	$—	$(6,794,105)

Unfunded Floating Rate Loan Interests
Liabilities
Opening Balance, as of September 30, 2021	$(8,042)
Transfers into Level 3	—
Transfers out of Level 3	—
Other(a)	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(b)(c)	(37,679)
Purchases	—
Sales	—

Closing Balance, as of March 31, 2022	$(45,721)

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(c)	$(37,679)

(a)	Certain Level 3 investments were re-classified between Common Stocks and Corporate Bonds.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.
(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022, is generally due to investments no longer held or categorized as Level 3 at period end.

See notes to financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	105

Statement of Assets and Liabilities (unaudited)

March 31, 2022

Master Total Return Portfolio

ASSETS
Investments at value — unaffiliated(a)(b)	$26,403,687,357
Investments at value — affiliated(c)	2,884,471,300
Cash	6,069,473
Cash pledged:
Collateral — OTC derivatives	6,610,000
Collateral — TBA commitments	21,356,000
Futures contracts	99,718,010
Centrally cleared swaps	57,536,626
Foreign currency, at value(d)	133,032,429
Receivables:
Investments sold	137,163,750
Options written	5,001,144
Securities lending income — affiliated	7,581
Swaps	375,461
TBA sale commitments	4,246,170,143
Contributions from investors	3,465,719
Dividends — affiliated	237,849
Dividends — unaffiliated	2,160
Interest — unaffiliated	98,974,921
Principal paydowns	369,237
Variation margin on futures contracts	16,203,787
Variation margin on centrally cleared swaps	7,262,788
Swap premiums paid	13,141,611
Unrealized appreciation on:
Forward foreign currency exchange contracts	10,901,337
OTC swaps	3,124,412
Unfunded floating rate loan interests	5,766
Prepaid expenses	188,421

Total assets	34,155,077,282

LIABILITIES
Cash received as collateral for OTC derivatives	2,427,435
Collateral on securities loaned	10,467,518
Options written at value(f)	25,432,459
TBA sale commitments at value(g)	4,212,255,081
Payables:
Investments purchased	8,714,513,973
Swaps	536,735
Investment advisory fees	864,643
Directors’ fees	101,520
Options written	3,347,648
Other accrued expenses	1,275,715
Variation margin on futures contracts	12,847,670
Withdrawals to investors	27,688,529
Swap premiums received	1,767,036
Unrealized depreciation on:
Forward foreign currency exchange contracts	10,145,898
OTC swaps	9,334,712
Unfunded floating rate loan interests	139,287

Total liabilities	13,033,145,859

NET ASSETS	$21,121,931,423

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Statement of Assets and Liabilities (unaudited) (continued)

March 31, 2022

Master Total Return Portfolio

NET ASSETS CONSIST OF
Investors’ capital	$22,304,418,274
Net unrealized appreciation (depreciation)	(1,182,486,851)

NET ASSETS	$21,121,931,423

(a) Investments, at cost — unaffiliated	$27,488,749,723
(b) Securities loaned, at value	$10,166,248
(c) Investments, at cost — affiliated	$2,884,388,085
(d) Foreign currency, at cost	$132,657,502
(f) Premiums received	$25,045,275
(g) Proceeds from TBA sale commitments	$4,246,170,143

See notes to financial statements.

M A S T E R P O R T F O L I O F I N A N C I A L S T A T E M E N T S	107

Statements of Operations (unaudited) Six Months Ended September 31, 2022

Master Total Return Portfolio

INVESTMENT INCOME
Dividends — unaffiliated	$656,684
Dividends — affiliated	663,607
Interest — unaffiliated	233,858,718
Securities lending income — affiliated — net	190,161
Foreign taxes withheld	(236,665)

Total investment income	235,132,505

EXPENSES
Investment advisory	5,769,642
Custodian	935,484
Accounting services	254,301
Directors	115,380
Professional	74,500
Miscellaneous	280,230

Total expenses	7,429,537
Less:
Fees waived and/or reimbursed by the Manager	(528,542)

Total expenses after fees waived and/or reimbursed	6,900,995

Net investment income	228,231,510

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(252,854,978)
Investments — affiliated	836,199
Options written	(11,262,651)
Futures contracts	(92,479,395)
Forward foreign currency exchange contracts	32,459,881
Foreign currency transactions	(4,282,680)
Swaps	(10,934,010)

(338,517,634)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(1,213,683,051)
Investments — affiliated	(4,187)
Options written	(894,788)
Futures contracts	(33,644,929)
Forward foreign currency exchange contracts	(10,024,707)
Foreign currency translations	2,445,405
Short sales — unaffiliated	(29,918)
Swaps	(60,983,593)
Unfunded floating rate loan interests	(171,590)
Unfunded SPAC PIPE commitments	(3,032,416)

(1,320,023,774)

Net realized and unrealized loss	(1,658,541,408)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,430,309,898)

See notes to financial statements.

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Statements of Changes in Net Assets

	Master Total Return Portfolio
	Six Months Ended 03/31/22 (unaudited)	Year Ended 09/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$228,231,510	$472,484,760
Net realized gain (loss)	(338,517,634)	150,993,880
Net change in unrealized appreciation (depreciation)	(1,320,023,774)	(293,039,608)

Net increase (decrease) in net assets resulting from operations	(1,430,309,898)	330,439,032

CAPITAL TRANSACTIONS
Proceeds from contributions	4,967,776,641	8,259,997,077
Value of withdrawals	(4,041,216,838)	(6,969,204,216)

Net increase in net assets derived from capital transactions	926,559,803	1,290,792,861

NET ASSETS
Total increase (decrease) in net assets	(503,750,095)	1,621,231,893
Beginning of period	21,625,681,518	20,004,449,625

End of period	$21,121,931,423	$21,625,681,518

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	109

Financial Highlights

(For a share outstanding throughout each period)

	Master Total Return Portfolio
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019(a)	2018(a)		2017(a)
Total Return
Total return	(6.43	)%(b)	1.63%	7.90%	10.60%	(1.19	)%(c)	1.90%

Ratios to Average Net Assets(d)
Total expenses	0.07	%(e)	0.07%	0.07%	0.07%	0.34%		0.32%

Total expenses after fees waived and/or reimbursed	0.06	%(e)	0.07%	0.06%	0.07%	0.34%		0.32%

Total expenses after fees waived and/or reimbursed and excluding interest expense	0.06	%(e)	0.07%	0.06%	0.07%	0.07%		0.08%

Net investment income	2.07	%(e)	2.25%	2.70%	3.70%	3.67%		3.30%

Supplemental Data
Net assets, end of period (000)	$21,121,931		$21,625,682	$20,004,450	$15,712,831	$13,063,847		$11,601,109

Portfolio turnover rate(f)		171%	459%	556%	574%	734%		806%

(a)	Consolidated Financial Highlights.
(b)	Aggregate total return.
(c)	Includes a payment received from an affiliate, which had no impact on the Master Portfolio’s total return.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Annualized.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/22 (unaudited)	Year Ended September 30,
		2021	2020	2019	2018	2017
Portfolio turnover rate (excluding MDRs)	26%	161%	274%	241%	350%	540%

See notes to financial statements.

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Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Master Bond LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master Bond LLC is organized as a Delaware limited liability company. Master Total Return Portfolio (the “Master Portfolio”) is a series of Master Bond LLC. The Master Portfolio is classified as diversified. The Master Bond LLC’s Limited Liability Company Agreement permits the Board of Directors of Master Bond LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end non-index fixed-income funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2022, if any, are disclosed in the Statement of Assets and Liabilities.

The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps and structured options) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investments or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Master Portfolio’s Board, the directors who are not “interested persons” of the Master Bond LLC, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

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Notes to Financial Statements (unaudited) (continued)

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master Portfolio may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Master Portfolio values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•

Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price, is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair

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Notes to Financial Statements (unaudited) (continued)

value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third-party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third-Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2022, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because

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Notes to Financial Statements  (unaudited) (continued)

the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and

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perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.

When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Master Portfolio may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Master Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Master Portfolio had the following unfunded floating rate loan interests:

Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BRE Park Avenue Tower Owner LLC, Mezzanine A Loan	$528,064	$528,064	$528,064	$—
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan	1,852,712	1,852,712	1,852,712	—
CP Iris Holdco I, Inc., Delayed Draw Term Loan (First Lien)	167,990	167,990	163,686	(4,304)
HP LQ Investment LP, Term Loan	2,210,256	2,204,490	2,210,256	5,766
Mensa II Austin Hotel LP, Promissory Note A-3	3,689,536	3,663,003	3,647,114	(15,889)
MUPR 3 Assets LLC, Facility	5,228,094	5,228,093	5,228,093	—
Opendoor Mezz, Term Loan	12,424,796	12,424,796	12,424,796	—
Paradise Plaza Associates LLC, Term Loan	2,007,225	2,003,040	1,981,520	(21,520)
Project Pearl Pasco Holdings LLC, Advance	23,302,637	23,310,340	23,221,078	(89,262)
The Vinoy St. Petersburg, Note A	1,503,863	1,499,074	1,490,762	(8,312)

Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying

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mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount	(b)
BNP Paribas SA	$5,805,120	$(5,805,120)	$—	$—
Goldman Sachs & Co. LLC	330,990	(328,502)	—	2,488
J.P. Morgan Securities LLC	3,660,783	(3,660,783)	—	—
Toronto-Dominion Bank	369,355	(369,355)	—	—

	$10,166,248	$(10,163,760)	$—	$2,488

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the Master Portfolio’s Statement of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of March 31, 2022. Additional collateral is delivered to the Master Portfolio on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment

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purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.

Options: The Master Portfolio may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

•

Swaptions — The Master Portfolio may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified

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rate, or “floor.” The maximum potential amount of future payments that the Master Portfolio would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

•

Foreign currency options — The Master Portfolio may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options — The Master Portfolio may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Master Portfolio may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

•	Structured options — The Master Portfolio may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk).

These options may consist of single or multiple OTC options which are priced as a single instrument. They may only be exercised at the expiration date but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Master Portfolio will receive a payment from, or be required to remit a payment to, the counterparty depending on the value of the underlying index at exercise.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event

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Notes to Financial Statements  (unaudited) (continued)

occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Master Portfolio has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Master Portfolio and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Master Portfolio and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Master Portfolio may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Master Portfolio enters into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Master Portfolio to offset a net amount payable with amounts due to the Master Portfolio upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Master Portfolio from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Master Portfolio by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

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Notes to Financial Statements  (unaudited) (continued)

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparties are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Master Bond LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fees
First $250 million	0.16%
$250 million — $500 million	0.12
$500 million — $750 million	0.08
Greater than $750 million	0.05

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, for that portion of the Master Portfolio for which BIL and BRS, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Master Bond LLC, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2022, the amount waived was $525,165.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended March 31, 2022, the Manager waived $3,377 in investment advisory fees pursuant to this arrangement.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”), managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Master Portfolio. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

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Notes to Financial Statements (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2022, the Master Portfolio retained 82% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Master Portfolio would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended March 31, 2022, the Master Portfolio paid BIM $35,573 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2022, the Master Portfolio did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master Bond LLC are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended March 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss
$ 815,286	$9,691,304	$(1,014,923)

7.	PURCHASES AND SALES

For the six months ended March 31, 2022, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments transactions, were as follows:

	Purchases	Sales
Non-U.S. Government Securities	$37,683,544,909	$38,865,724,406
U.S. Government Securities	2,427,439,645	2,482,565,865

For the six months ended March 31, 2022, purchases and sales related to mortgage dollar rolls were as follows:

	Purchases	Sales
Mortgage Dollar Rolls	$34,027,872,998	$34,083,464,334

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of March 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of March 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Amounts
Tax cost	$ 30,384,599,774

Gross unrealized appreciation	$ 216,471,756
Gross unrealized depreciation	(1,410,796,983)

Net unrealized appreciation (depreciation)	$ (1,194,325,227)

9.	BANK BORROWINGS

The Master Bond LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2022, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant

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unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with the Master Portfolio’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of the Master Portfolio. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.

The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When the Master Portfolio concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Master Portfolio may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Master Portfolio is uncertain.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 14, 2022, the 364-day credit agreement to which Master Bond LLC, on behalf of the Master Portfolio, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.50 billion, (ii) update the interest terms at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum and (iii) extend the termination date to April 2023.

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Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Bond Fund, Inc. and Master Bond LLC (the “Corporations”) have adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Total Return Fund and Master Total Return Portfolio (the “Funds”), each a series of the respective Corporation, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Corporations, on behalf of the Funds, met on November 18-19, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Fund Proxy Results

At a Joint Special Meeting of Shareholders of BlackRock Total Return Fund, held on October 26, 2021, and adjourned to November 19, 2021, Fund shareholders were asked to vote on the following proposals:

Proposal 1. To approve the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of the Fund and an amendment to the bylaws of BlackRock Bond Fund, Inc. to reflect the amendment or elimination of such fundamental investment restrictions.

Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

733,847,448	19,888,292	115,764,041

Proposal 1c. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

732,180,267	21,661,251	115,658,262

Proposal 1d. To Approve the Amendment of the Fundamental Investment Restriction Regarding the Issuance of Senior Securities and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

733,523,507	20,467,485	115,508,787

Proposal 1e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

732,388,749	21,554,840	115,556,191

Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

731,928,412	21,382,080	116,189,288

Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

733,718,660	20,312,800	115,468,319

Proposal 1h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

731,399,855	21,801,228	116,298,697

A D D I T I O N A L I N F O R M A T I O N	125

Additional Information  (continued)

Proposal 1j. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Elimination of Such Fundamental Investment Restriction.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

729,256,315	23,559,953	116,683,511

Proposal 2. To provide voting instructions to the Fund to vote for the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of Master Total Return Portfolio, as contemplated by Proposal 1.

Proposal 2a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

730,897,948	21,967,291	116,634,542

Proposal 2c. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

729,934,309	22,973,760	116,591,711

Proposal 2d. To Approve the Amendment of the Fundamental Investment Restriction Regarding the Issuance of Senior Securities.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

732,971,731	21,516,353	115,011,696

Proposal 2e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

733,259,079	21,670,952	114,569,749

Proposal 2f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

732,895,975	21,207,724	115,396,081

Proposal 2g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

734,319,062	20,176,624	115,004,093

Proposal 2h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

731,361,631	22,615,148	115,523,001

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Additional Information  (continued)

Proposal 2j. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

729,374,236	24,054,284	116,071,260

Proposal 5. To approve an amendment to the bylaws of BlackRock Bond Fund, Inc. to remove fundamental policies and all references thereto.

With respect to this Proposal, the shares of the Fund were voted as follows:

For	Against	Abstain

728,224,979	24,409,180	116,865,621

Master Portfolio Proxy Results

At a Joint Special Meeting of Interestholders of Master Total Return Portfolio, held on October 26, 2021, and adjourned to November 19, 2021, Master Portfolio interestholders were asked to vote on the following proposals:

Proposal 1. To approve the amendment or elimination, as applicable, of certain of the fundamental investment restrictions of the Master Portfolio and an amendment to the bylaws of BlackRock Bond Fund, Inc. to reflect the amendment or elimination of such fundamental investment restrictions.

Proposal 1a. To Approve the Amendment of the Fundamental Investment Restriction Regarding Concentration and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the interests of the Master Portfolio were voted as follows:

For	Against	Abstain

18,417,024,559	538,527,587	2,776,133,529

Proposal 1c. To Approve the Amendment of the Fundamental Investment Restriction Regarding Borrowing and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the interests of the Master Portfolio were voted as follows:

For	Against	Abstain

18,391,167,716	564,772,205	2,775,745,754

Proposal 1d. To Approve the Amendment of the Fundamental Investment Restriction Regarding the Issuance of Senior Securities and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the interests of the Master Portfolio were voted as follows:

For	Against	Abstain

18,464,522,082	527,912,791	2,739,250,802

Proposal 1e. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Real Estate.

With respect to this Proposal, the interests of the Master Portfolio were voted as follows:

For	Against	Abstain

18,469,796,445	534,159,766	2,727,729,463

Proposal 1f. To Approve the Amendment of the Fundamental Investment Restriction Regarding Underwriting and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the interests of the Master Portfolio were voted as follows:

For	Against	Abstain

18,460,906,759	522,458,952	2,748,319,964

A D D I T I O N A L I N F O R M A T I O N	127

Additional Information (continued)

Proposal 1g. To Approve the Amendment of the Fundamental Investment Restriction Regarding Investing in Commodities.

With respect to this Proposal, the interests of the Master Portfolio were voted as follows:

For	Against	Abstain

18,492,735,562	499,889,543	2,739,060,569

Proposal 1h. To Approve the Amendment of the Fundamental Investment Restriction Regarding Lending and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Amendment of Such Fundamental Investment Restriction.

With respect to this Proposal, the interests of the Master Portfolio were voted as follows:

For	Against	Abstain

18,422,851,503	557,926,357	2,750,907,815

Proposal 1j. To Approve the Elimination of the Fundamental Investment Restriction Regarding Investing for the Purpose of Exercising Control or Management and to Approve an Amendment to the Bylaws of BlackRock Bond Fund, Inc. to Reflect the Elimination of Such Fundamental Investment Restriction.

With respect to this Proposal, the interests of the Master Portfolio were voted as follows:

For	Against	Abstain

18,375,544,863	592,519,860	2,763,620,952

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Master Portfolio will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s/Master Portfolio’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund/Master Portfolio make their portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities and information about how the Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

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Additional Information (continued)

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and/or Master Portfolio Service Providers

Investment Adviser	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Sub-Advisers	Distributor
BlackRock International Limited	BlackRock Investments, LLC
Edinburgh, EH3 8BL	New York, NY 10022
United Kingdom

Legal Counsel
BlackRock (Singapore) Limited	Willkie Farr & Gallagher LLP
079912 Singapore	New York, NY 10019

Accounting Agent and Transfer Agent	Address of the Corporation/Master Bond LLC
BNY Mellon Investment Servicing (US) Inc.	100 Bellevue Parkway
Wilmington, DE 19809	Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

A D D I T I O N A L I N F O R M A T I O N	129

Glossary of Terms Used in this Report

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

ABS	Asset-Backed Security

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CDI	CREST Depository Interest

CLICP	Chile Indice de Camara Promedio Interbank Overnight Index

CLN	Credit-Linked-Note

CLO	Collateralized Loan Obligation

DAC	Designated Activity Co.

ESTR	Euro Short-Term Rate

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formally Known As

GO	General Obligation Bonds

HFA	Housing Finance Agency

IO	Interest Only

LIBOR	London Interbank Offered Rate

LP	Limited Partnership

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-Counter

PIK	Payment-in-Kind

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Index Average

SPDR	Standard & Poor’s Depository Receipt

TBA	To-be-Announced

UK RPI	United Kingdom Retail Price Index

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Want to know more?

blackrock.com    |    800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-3/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: May 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: May 20, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: May 20, 2022